UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-02105

Fidelity Salem Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

 (Address of principal executive offices)       (Zip code)

Cynthia Lo Bessette, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	June 30

Date of reporting period:	June 30, 2021

Item 1.

Reports to Stockholders

Fidelity® Defined Maturity Funds

Fidelity® Municipal Income 2021 Fund
Fidelity® Municipal Income 2023 Fund
Fidelity® Municipal Income 2025 Fund

Annual Report

June 30, 2021

Includes Fidelity and Fidelity Advisor share classes

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Fidelity® Municipal Income 2021 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2023 Fund
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Municipal Income 2025 Fund
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Municipal Income 2021 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 2.75% sales charge)	(2.38)%	0.21%	2.47%
Fidelity® Municipal Income 2021 Fund	0.63%	1.02%	3.01%
Class I	0.54%	1.00%	2.94%

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2021 Fund, a class of the fund, on May 19, 2011, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$13,452	Fidelity® Municipal Income 2021 Fund
$15,213	Bloomberg Municipal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity® Municipal Income 2023 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2021	Past 1 year	Past 5 years	Life of PortfolioA
Class A (incl. 2.75% sales charge)	(0.99)%	1.00%	1.99%
Fidelity® Municipal Income 2023 Fund	2.06%	1.81%	2.60%
Class I	2.06%	1.81%	2.60%

 A From April 23, 2013

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2023 Fund, a class of the fund, on April 23, 2013, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$12,337	Fidelity® Municipal Income 2023 Fund
$13,285	Bloomberg Municipal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Fidelity® Municipal Income 2025 Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended June 30, 2021	Past 1 year	Life of PortfolioA
Class A (incl. 2.75% sales charge)	0.90%	2.32%
Fidelity® Municipal Income 2025 Fund	4.01%	3.28%
Class I	3.91%	3.28%

 A From May 25, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Municipal Income 2025 Fund, a class of the fund, on May 25, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$11,413	Fidelity® Municipal Income 2025 Fund
$11,797	Bloomberg Municipal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2021, driven by robust investor demand in an environment shaped by an improved fiscal outlook for many municipal issuers, increased muni-bond supply, the threat of rising interest rates and growing inflation fears. The Bloomberg Municipal Bond Index rose 4.17% for the period. Better-than-expected economic data pressured muni yields and credit spreads in the latter half of 2020. In December 2020 and January 2021, the muni market rallied amid economic optimism due to the rollout of effective COVID-19 vaccination programs. Munis were further bolstered by an easing of credit concerns that had been triggered by the economic shutdowns caused by COVID-19. Also, investor demand for tax-exempt munis increased due to the Biden administration’s plan to push for higher taxes to fund health care, education and infrastructure programs. Tax collections took less of a hit than originally feared and historic aid from the U.S. Congress for muni issuers helped fill budget gaps. In February, the municipal market suffered a modest decline, reflecting investor concerns that stimulus-induced inflation could diminish real bond returns over time. Munis then generated small monthly gains from March through the end of June, propelled by better-than-expected tax revenue from many state and local governments.

Comments from Co-Managers Elizah McLaughlin, Cormac Cullen and Michael Maka:  For the fiscal year ending June 30, 2021, the share classes (excluding sales charges, if applicable) of the 2021, 2023 and 2025 funds posted gains that outpaced their respective Bloomberg benchmarks. We focused on longer-term objectives and sought to generate attractive tax-exempt income and competitive risk-adjusted returns over time. Versus their respective indexes, sector allocation contributed to relative performance, particularly the funds' overweightings in various outperforming segments including health care, tobacco. higher education, and airports. Larger-than-benchmark exposure to lower-rated investment-grade securities also helped the funds since these securities outpaced higher-quality securities. An overweighting in Illinois bonds boosted the relative result of the 2023 fund, while a smaller-than-benchmark exposure there hurt the 2025 fund. The 2023 fund’s relative return was helped by its overweighting in New Jersey-related credits. For the 2025 fund, underweighting New York Transportation Authority bonds detracted from its relative performance. The 2021 fund was hurt by its shorter-than-benchmark duration. Differences in the way fund holdings and index components were priced hampered the relative result of the 2023 and 2025 funds.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On or about July 9, 2021, the 2021 fund reached its target date and was liquidated, distributing its assets in cash to shareholders.

Fidelity® Municipal Income 2021 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
New York	11.5
New Jersey	11.4
Nevada	9.7
Florida	9.3
Texas	8.9

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	19.5
Transportation	14.7
Escrowed/Pre-Refunded	12.4
Special Tax	10.3
Electric Utilities	10.1

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AA,A	42.7%
BBB	12.5%
BB and Below	0.6%
Not Rated	2.4%
Short-Term Investments and Net Other Assets	41.8%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2021 Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Municipal Bonds - 58.2%
	Principal Amount	Value
Arizona - 5.0%
Phoenix Civic Impt. Board Arpt. Rev. Series 2017 A, 5% 7/1/21 (a)	1,000,000	1,000,000
Tucson Street & Hwy. User Rev. Series 2011, 5% 7/1/21	300,000	300,000
Univ. Med. Ctr. Corp. Hosp. Rev. Series 2011, 6% 7/1/39 (Pre-Refunded to 7/1/21 @ 100)	240,000	240,000

TOTAL ARIZONA		1,540,000

California - 3.5%
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 B, 5% 7/1/21 (a)	465,000	465,000
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/21	600,000	600,000

TOTAL CALIFORNIA		1,065,000

Connecticut - 2.3%
Connecticut Health & Edl. Facilities Auth. Rev.:
Series K1, 5% 7/1/21	$500,000	$500,000
Series K3, 5% 7/1/21	210,000	210,000

TOTAL CONNECTICUT		710,000

Florida - 4.4%
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/21	425,000	425,000
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/21	165,000	165,000
Florida Dept. of Envir. Protection Rev. Series 2011 B, 5% 7/1/21	750,000	750,000

TOTAL FLORIDA		1,340,000

Illinois - 1.8%
Illinois Gen. Oblig. Series 2013, 5% 7/1/21	510,000	510,000
Illinois Reg'l. Trans. Auth. Series 2017 A, 5% 7/1/21	50,000	50,000

TOTAL ILLINOIS		560,000

Maine - 2.0%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2017 B, 4% 7/1/21	100,000	100,000
Maine Tpk. Auth. Tpk. Rev. Series 2004, 5.25% 7/1/21 (FSA Insured)	500,000	500,000

TOTAL MAINE		600,000

Massachusetts - 0.8%
Massachusetts Dev. Fin. Agcy. Rev. Series 2016, 5% 7/1/21	250,000	250,000
Michigan - 2.6%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/21	180,000	180,000
Michigan Fin. Auth. Rev. Series 2015 D1, 5% 7/1/21	500,000	500,000
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/21	100,000	100,000

TOTAL MICHIGAN		780,000

Missouri - 0.3%
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/21 (FSA Insured)	100,000	100,000
Nevada - 9.7%
Clark County Arpt. Rev.:
Series 2017 C, 5% 7/1/21 (Escrowed to Maturity) (a)	2,725,000	2,725,000
Series 2018 A, 5% 7/1/21 (Escrowed to Maturity)	250,000	250,000

TOTAL NEVADA		2,975,000

New Jersey - 9.8%
Bayonne Gen. Oblig. Series 2016, 5% 7/1/21 (Build America Mutual Assurance Insured)	695,000	695,000
New Jersey Edl. Facilities Auth. Rev.:
Series 2011 A, 5% 7/1/21	540,000	540,000
Series 2013 A, 5% 7/1/21 (Escrowed to Maturity)	100,000	100,000
New Jersey Edl. Facility (Stevens Institute of Technolgy Proj.) Series 2017 A, 5% 7/1/21	490,000	490,000
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2011, 5% 7/1/21	1,000,000	1,000,000
Series 2017 A, 5% 7/1/21	170,000	170,000

TOTAL NEW JERSEY		2,995,000

New York - 3.7%
Nassau County Local Econ. Assistance Corp. (Univ. Hosp. Proj.) Series 2012, 5% 7/1/21	500,000	500,000
New York Dorm. Auth. Rev.:
Series 2014, 5% 7/1/21	335,000	335,000
Series 2020 A, 5% 7/1/21	100,000	100,000
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/21	200,000	200,000

TOTAL NEW YORK		1,135,000

Oregon - 2.8%
Port of Portland Arpt. Rev.:
Series 22, 5% 7/1/21 (a)	650,000	650,000
Series 26 C, 5% 7/1/21 (a)	200,000	200,000

TOTAL OREGON		850,000

Pennsylvania, New Jersey - 1.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2015, 5% 7/1/21	325,000	325,000
South Dakota - 0.8%
South Dakota Health & Edl. Facilities Auth. Rev. Series 2017, 5% 7/1/21	255,000	255,000
Texas - 7.3%
Houston Arpt. Sys. Rev.:
Series 2011 B, 5% 7/1/21	250,000	250,000
Series 2018 C, 5% 7/1/21 (a)	1,000,000	1,000,000
Lubbock Health Facilities Dev. Corp. Rev. (St. Joseph Health Sys. Proj.) Series 2008 B, 5% 7/1/21	500,000	500,000
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) Series 2011, 5% 7/1/21 (Escrowed to Maturity)	500,000	500,000

TOTAL TEXAS		2,250,000

Wisconsin - 0.3%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/21	100,000	100,000
TOTAL MUNICIPAL BONDS
(Cost $17,830,000)		17,830,000

Municipal Notes - 33.3%
Alabama - 3.3%
Wilsonville Indl. Dev. Board Poll. Cont. Rev. (Alabama Pwr. Co. Proj.) Series D, 0.04% 7/1/21, VRDN (b)	1,000,000	$1,000,000
California - 2.9%
Irvine Impt. Bond Act of 1915 Series 2006 B, 0.01% 7/1/21, LOC U.S. Bank NA, Cincinnati, VRDN (b)	900,000	900,000
Florida - 4.9%
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 1997, 0.05% 7/1/21, VRDN (b)	1,000,000	1,000,000
Gainesville Utils. Sys. Rev. Series 2019 C, 0.01% 7/1/21, LOC Bank of America NA, VRDN (b)	500,000	500,000

TOTAL FLORIDA		1,500,000

Indiana - 5.2%
Indiana Dev. Fin. Auth. Envir. Rev. (Duke Energy Indiana, Inc. Proj.) Series 2009 A4, 0.04% 7/1/21, LOC Sumitomo Mitsui Banking Corp., VRDN (b)	600,000	600,000
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2008 J, 0.01% 7/1/21, LOC Barclays Bank PLC, VRDN (b)	1,000,000	1,000,000

TOTAL INDIANA		1,600,000

Louisiana - 0.7%
Saint Charles Parish Poll. Cont. Rev. (Shell Oil Co.-Norco Proj.) Series 1991, 0.04% 7/1/21, VRDN (a)(b)	200,000	200,000
Michigan - 2.0%
Michigan Strategic Fund Ltd. Oblig. Rev. (Henry Ford Museum & Greenfield Village Proj.) Series 2002, 0.04% 7/1/21, LOC Comerica Bank, VRDN (b)	600,000	600,000
New Jersey - 1.6%
Union County Poll. Cont. Fing. Auth. Poll. Cont. Rev. (Exxon Mobil Proj.) Series 1994, 0.01% 7/1/21, VRDN (b)	500,000	500,000
New York - 7.8%
New York City Gen. Oblig. Series 2013 A2, 0.02% 7/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,000,000	1,000,000
New York City Transitional Fin. Auth. Rev. Series 2014, 0.02% 7/1/21 (Liquidity Facility Mizuho Corporate Bank Ltd.), VRDN (b)	1,000,000	1,000,000
New York Hsg. Fin. Agcy. Rev. (350 West 43rd Street Hsg. Proj.) Series 2002 A, 0.05% 7/1/21, LOC Landesbank Hessen-Thuringen, VRDN (a)(b)	400,000	400,000

TOTAL NEW YORK		2,400,000

Texas - 1.6%
Port Arthur Navigation District Poll. Cont. Rev. (Texaco, Inc. Proj.) Series 1994, 0.01% 7/1/21, VRDN (b)	500,000	500,000
Wisconsin - 3.3%
Univ. of Wisconsin Hosp. & Clinics Auth. Series B, 0.03% 7/1/21 (Liquidity Facility JPMorgan Chase Bank), VRDN (b)	1,000,000	1,000,000
TOTAL MUNICIPAL NOTES
(Cost $10,200,000)		10,200,000
TOTAL INVESTMENT IN SECURITIES - 91.5%
(Cost $28,030,000)		28,030,000
NET OTHER ASSETS (LIABILITIES) - 8.5%		2,606,039
NET ASSETS - 100%		$30,636,039

Security Type Abbreviations

VRDN – VARIABLE RATE DEMAND NOTE (A debt instrument that is payable upon demand, either daily, weekly or monthly)

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$974
Total	$974

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$1,190,000	$13,258,000	$14,448,536	$536	$--	$--	0.0%
Total	$1,190,000	$13,258,000	$14,448,536	$536	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$28,030,000	$--	$28,030,000	$--
Total Investments in Securities:	$28,030,000	$--	$28,030,000	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	19.5%
Transportation	14.7%
Escrowed/Pre-Refunded	12.4%
Other	10.5%
Special Tax	10.3%
Electric Utilities	10.1%
General Obligations	8.6%
Education	7.0%
Others* (Individually Less Than 5%)	6.9%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2021 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $28,030,000)		$28,030,000
Cash		2,178,465
Interest receivable		447,220
Other receivables		235
Total assets		30,655,920
Liabilities
Payable for fund shares redeemed	$2,865
Distributions payable	6,113
Accrued management fee	7,772
Transfer agent fee payable	2,590
Distribution and service plan fees payable	541
Total liabilities		19,881
Net Assets		$30,636,039
Net Assets consist of:
Paid in capital		$30,636,031
Total accumulated earnings (loss)		8
Net Assets		$30,636,039
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($2,574,784 ÷ 243,241 shares)(a)		$10.59
Maximum offering price per share (100/97.25 of $10.59)		$10.89
Municipal Income 2021:
Net Asset Value, offering price and redemption price per share ($21,621,647 ÷ 2,042,640 shares)		$10.59
Class I:
Net Asset Value, offering price and redemption price per share ($6,439,608 ÷ 608,372 shares)		$10.58

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Interest		$879,580
Income from Fidelity Central Funds		955
Total income		880,535
Expenses
Management fee	$121,707
Transfer agent fees	40,569
Distribution and service plan fees	11,066
Independent trustees' fees and expenses	124
Miscellaneous	55
Total expenses before reductions	173,521
Expense reductions	(308)
Total expenses after reductions		173,213
Net investment income (loss)		707,322
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	175,811
Fidelity Central Funds	536
Capital gain distributions from Fidelity Central Funds	19
Total net realized gain (loss)		176,366
Change in net unrealized appreciation (depreciation) on investment securities		(627,521)
Net gain (loss)		(451,155)
Net increase (decrease) in net assets resulting from operations		$256,167

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$707,322	$1,028,817
Net realized gain (loss)	176,366	136,474
Change in net unrealized appreciation (depreciation)	(627,521)	(381,945)
Net increase (decrease) in net assets resulting from operations	256,167	783,346
Distributions to shareholders	(908,067)	(1,083,370)
Share transactions - net increase (decrease)	(20,214,622)	(938,474)
Total increase (decrease) in net assets	(20,866,522)	(1,238,498)
Net Assets
Beginning of period	51,502,561	52,741,059
End of period	$30,636,039	$51,502,561

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2021 Fund Class A

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19
Income from Investment Operations
Net investment income (loss)A	.163	.195	.196	.186	.188
Net realized and unrealized gain (loss)	(.122)	(.058)	.090	(.191)	(.238)
Total from investment operations	.041	.137	.286	(.005)	(.050)
Distributions from net investment income	(.159)	(.195)	(.196)	(.185)	(.188)
Distributions from net realized gain	(.052)	(.012)	–	–	(.022)
Total distributions	(.211)	(.207)	(.196)	(.185)	(.210)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.59	$10.76	$10.83	$10.74	$10.93
Total ReturnC,D	.38%	1.28%	2.69%	(.04)%	(.44)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.52%	1.81%	1.82%	1.71%	1.71%
Supplemental Data
Net assets, end of period (000 omitted)	$2,575	$5,620	$5,435	$7,399	$11,790
Portfolio turnover rateG	-%	6%	3%	8%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19
Income from Investment Operations
Net investment income (loss)A	.189	.222	.222	.212	.215
Net realized and unrealized gain (loss)	(.121)	(.058)	.091	(.190)	(.238)
Total from investment operations	.068	.164	.313	.022	(.023)
Distributions from net investment income	(.186)	(.222)	(.223)	(.212)	(.215)
Distributions from net realized gain	(.052)	(.012)	–	–	(.022)
Total distributions	(.238)	(.234)	(.223)	(.212)	(.237)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.59	$10.76	$10.83	$10.74	$10.93
Total ReturnC	.63%	1.53%	2.95%	.21%	(.19)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.77%	2.06%	2.07%	1.96%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$21,622	$33,722	$34,247	$33,746	$36,809
Portfolio turnover rateF	-%	6%	3%	8%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2021 Fund Class I

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.76	$10.83	$10.74	$10.93	$11.19
Income from Investment Operations
Net investment income (loss)A	.190	.222	.222	.212	.215
Net realized and unrealized gain (loss)	(.132)	(.058)	.091	(.190)	(.238)
Total from investment operations	.058	.164	.313	.022	(.023)
Distributions from net investment income	(.186)	(.222)	(.223)	(.212)	(.215)
Distributions from net realized gain	(.052)	(.012)	–	–	(.022)
Total distributions	(.238)	(.234)	(.223)	(.212)	(.237)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.58	$10.76	$10.83	$10.74	$10.93
Total ReturnC	.54%	1.53%	2.95%	.21%	(.19)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.77%	2.06%	2.07%	1.96%	1.96%
Supplemental Data
Net assets, end of period (000 omitted)	$6,440	$12,161	$13,060	$22,313	$19,120
Portfolio turnover rateF	-%	6%	3%	8%	14%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Illinois	12.8
Florida	7.7
New Jersey	7.5
New York	7.3
Ohio	6.5

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	28.0
Health Care	21.1
Transportation	16.5
Special Tax	8.8
Electric Utilities	7.9

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	4.3%
AA,A	77.0%
BBB	12.5%
BB and Below	2.6%
Not Rated	1.7%
Short-Term Investments and Net Other Assets	1.9%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2023 Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value
Alabama - 2.6%
Alabama Pub. School & College Auth. Rev. Series 2020 A, 5% 11/1/23	100,000	111,125
Birmingham Arpt. Auth. Arpt. Series 2020, 5% 7/1/23 (Build America Mutual Assurance Insured)	325,000	355,949
Mobile County Board of School Commissioners:
Series 2016 A, 5% 3/1/23	$500,000	$537,705
Series 2016 B, 5% 3/1/23	150,000	161,311

TOTAL ALABAMA		1,166,090

Arizona - 3.0%
Arizona Indl. Dev. Auth. Rev. (Provident Group-Eastern Michigan Univ. Parking Proj.) Series 2018, 4% 5/1/23	330,000	336,877
Chandler Indl. Dev. Auth. Indl. Dev. Rev. Bonds (Intel Corp. Proj.) Series 2005, 2.4%, tender 8/14/23 (a)	130,000	135,472
Pima County Swr. Sys. Rev. Series 2020 A, 5% 7/1/23	100,000	109,586
Tucson Ctfs. of Prtn.:
Series 2012, 5% 7/1/23 (FSA Insured)	450,000	490,580
Series 2015, 5% 7/1/23 (FSA Insured)	250,000	272,545

TOTAL ARIZONA		1,345,060

California - 3.5%
California Gen. Oblig. Series 2017, 5% 8/1/23	200,000	220,066
California Health Facilities Fing. Auth. Rev. Series 2013 A:
5% 3/1/23	110,000	118,698
5% 8/15/52 (Pre-Refunded to 8/15/23 @ 100)	100,000	110,034
Los Angeles Dept. Arpt. Rev. Series 2018 C, 5% 5/15/23 (b)	120,000	130,615
Los Angeles Unified School District:
Series 2020 C, 5% 7/1/23	300,000	328,885
Series A, 5% 7/1/23	250,000	274,071
Riverside County Trans. Commission Toll Rev. Series 2013 A, 0% 6/1/23	200,000	194,230
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/23	200,000	216,740

TOTAL CALIFORNIA		1,593,339

Colorado - 1.2%
Colorado Health Facilities Auth. Bonds (Valley View Hosp. Assoc. Proj.) Series 2018, 2.8%, tender 5/15/23 (a)	190,000	196,130
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2014 A, 5% 6/1/23	200,000	217,500
Univ. of Colorado Enterprise Sys. Rev. Series 2014 A, 5% 6/1/23	100,000	109,194

TOTAL COLORADO		522,824

Connecticut - 3.3%
Connecticut Gen. Oblig.:
Series 2016 B, 5% 5/15/23	175,000	190,825
Series 2018 C, 5% 6/15/23	200,000	218,877
Series 2019 A, 5% 4/15/23	200,000	217,293
Series 2020 A, 5% 1/15/23	125,000	134,317
Connecticut Health & Edl. Facilities Auth. Rev. Series K1, 5% 7/1/23	500,000	539,876
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/23 (b)	100,000	108,159
Connecticut Muni. Elec. Energy Coop. Pwr. Supply Sys. Rev. Series 2013 A, 5% 1/1/23	100,000	107,174

TOTAL CONNECTICUT		1,516,521

Florida - 7.7%
Broward County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 7/1/23	250,000	273,438
Series 2015 B, 5% 7/1/23	45,000	49,219
Duval County School Board Ctfs. of Prtn. Series 2015 B, 5% 7/1/23	500,000	546,876
Escambia County Poll. Cont. Rev. (Gulf Pwr. Co. Proj.) Series 2003, 2.6% 6/1/23	300,000	312,421
Florida Board of Ed. Lottery Rev. Series 2016 A, 5% 7/1/23	530,000	580,919
Lake County School Board Ctfs. of Prtn. Series 2015 B, 5% 6/1/23 (FSA Insured)	500,000	544,959
Miami-Dade County Expressway Auth.:
Series 2014 A, 4% 7/1/23	200,000	214,064
Series 2014 B, 5% 7/1/23	90,000	98,116
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2015 A, 5% 5/1/23	30,000	32,582
Series 2015 D, 5% 2/1/23	650,000	699,724
Seminole County School Board Ctfs. of Prtn. Series 2012 A, 5% 7/1/23	145,000	158,594

TOTAL FLORIDA		3,510,912

Georgia - 1.2%
Bartow County Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Bowen Proj.) Series 2009 1st, 2.75%, tender 3/15/23 (a)	300,000	312,018
Georgia Muni. Elec. Auth. Pwr. Rev. Series GG, 5% 1/1/23	210,000	224,999

TOTAL GEORGIA		537,017

Illinois - 12.8%
Chicago Midway Arpt. Rev. Series 2013 B, 5% 1/1/23	400,000	428,257
Chicago O'Hare Int'l. Arpt. Rev. Series 2013 C, 5% 1/1/23 (b)	200,000	213,972
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/23	500,000	544,758
Illinois Fin. Auth. Rev.:
Series 2016 C, 5% 2/15/23	500,000	539,174
Series 2016 E, 5% 2/15/23	125,000	134,666
Series 2019, 5% 4/1/23	500,000	541,388
Illinois Gen. Oblig.:
Series 2013, 5% 7/1/23	295,000	321,808
Series 2014, 5% 2/1/23	250,000	268,326
Illinois Muni. Elec. Agcy. Pwr. Supply Series 2015 A, 5% 2/1/23	510,000	548,169
Illinois Reg'l. Trans. Auth. Series 2003 A, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	87,874
Illinois Sales Tax Rev. Series 2013, 5% 6/15/23	815,000	883,909
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/23	500,000	533,632
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.) Series 1996 A, 0% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	140,000	137,681
Series 2002:
5.7% 6/15/23	45,000	49,609
5.7% 6/15/23 (Escrowed to Maturity)	50,000	55,160
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/23	500,000	545,060

TOTAL ILLINOIS		5,833,443

Indiana - 2.8%
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/23	580,000	635,232
Indianapolis Local Pub. Impt.:
(Indianapolis Arpt. Auth. Proj.) Series 2016 A1, 5% 1/1/23 (b)	500,000	534,073
Series 2021 A, 5% 6/1/23	100,000	108,891

TOTAL INDIANA		1,278,196

Kentucky - 0.6%
Kentucky Tpk. Auth. Econ. Dev. Road Rev. (Revitalization Projs.) Series B, 4% 7/1/23	275,000	294,338
Louisiana - 1.4%
St. John Baptist Parish Rev. Bonds (Marathon Oil Corp.) Series 2017, 2%, tender 4/1/23 (a)	45,000	46,030
Tobacco Settlement Fing. Corp. Series 2013 A, 5% 5/15/23	540,000	589,152

TOTAL LOUISIANA		635,182

Maine - 0.5%
Maine Health & Higher Edl. Facilities Auth. Rev. Series 2013, 3% 7/1/23 (Escrowed to Maturity)	200,000	210,662
Maryland - 1.7%
Baltimore County Gen. Oblig. Series 2021, 5% 3/1/23	200,000	216,199
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 5% 7/1/23	500,000	548,036

TOTAL MARYLAND		764,235

Massachusetts - 3.8%
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2003 C, 5.25% 7/1/23	125,000	137,632
Series 2005 B, 5.5% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	55,302
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016, 5% 7/1/23	230,000	251,031
Series 2019 A, 5% 7/1/23	200,000	217,742
Massachusetts Edl. Fing. Auth. Rev. Series 2018 B, 5% 7/1/23 (b)	135,000	147,316
Massachusetts Gen. Oblig. Series 2, 5% 4/1/23	300,000	325,385
Massachusetts Port Auth. Rev. Series 2017 A, 5% 7/1/23 (b)	545,000	595,980

TOTAL MASSACHUSETTS		1,730,388

Michigan - 1.8%
Detroit Swr. Disp. Rev. Series 2004 A, 5.25% 7/1/23 (FSA Insured)	50,000	54,862
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/23	195,000	209,344
Grand Traverse County Hosp. Fin. Auth. Series 2014 C, 5% 7/1/23	390,000	426,974
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/23	100,000	109,165

TOTAL MICHIGAN		800,345

Minnesota - 0.6%
Anoka-Hennepin Independent School District 11 Series 2014 A, 5% 2/1/23	250,000	267,926
Nebraska - 1.1%
Nebraska Pub. Pwr. District Rev. Bonds Series 2020 A, 0.6%, tender 7/1/23 (a)	500,000	503,071
Nevada - 3.3%
Clark County Poll. Cont. Rev. Bonds Series 2017, 1.65%, tender 3/31/23 (a)	585,000	598,039
Clark County School District Series 2018 A, 5% 6/15/23	450,000	491,546
Nevada Lease Rev. Ctfs. Prtn. (Bldg. 1 Proj.) Series 2013, 5% 4/1/23	380,000	411,176

TOTAL NEVADA		1,500,761

New Jersey - 7.5%
Camden County Impt. Auth. Health Care Redev. Rev. Series 2014 A, 5% 2/15/23	250,000	268,020
Carteret School District Series 2020, 2% 2/1/23	300,000	307,400
New Jersey Econ. Dev. Auth. Rev.:
Series 2013, 5% 3/1/23	550,000	592,720
Series 2015 XX, 5% 6/15/23	250,000	273,081
New Jersey Edl. Facilities Auth. Rev. Series 2013 A, 5% 7/1/23 (Escrowed to Maturity)	100,000	109,478
New Jersey Health Care Facilities Fing. Auth. Rev.:
Series 2013 A, 5% 7/1/23	200,000	219,088
Series 2013, 5% 7/1/23	200,000	218,835
Series 2016 A:
5% 7/1/23	250,000	273,702
5% 7/1/23	90,000	97,777
Series 2016, 5% 7/1/23	325,000	353,015
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/23	240,000	261,575
New Jersey Trans. Trust Fund Auth. Series 2004 A, 5.75% 6/15/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	255,000	282,584
Rutgers State Univ. Rev. Series Q, 5% 5/1/23	150,000	162,652

TOTAL NEW JERSEY		3,419,927

New York - 7.3%
Hudson Yards Infrastructure Corp. New York Rev. Series A, 4% 2/15/23	250,000	264,537
Monroe County Gen. Oblig. Series 2019 A, 5% 6/1/23	250,000	272,782
Monroe County Indl. Dev. Corp. Univ. of Rochester, Proj.) Series 2017 A, 5% 7/1/23	100,000	109,375
Nassau County Local Econ. Assistance Corp.:
(Catholic Health Svcs. of Long Island Obligated Group Proj.) Series 2014, 5% 7/1/23	350,000	382,666
Series 2014 B, 5% 7/1/23	285,000	311,599
New York City Gen. Oblig. Series 2021 F1, 5% 3/1/23	100,000	107,942
New York Dorm. Auth. Rev. Series 2015 A, 5% 5/1/23	530,000	575,416
New York Dorm. Auth. Sales Tax Rev. Series 2018 F, 5% 3/15/23 (b)	175,000	189,437
New York Metropolitan Trans. Auth. Rev. Series 2020 A, 5% 2/1/23	300,000	321,919
New York State Dorm. Auth. Series 2017 A, 5% 2/15/23	400,000	431,407
Saratoga County Cap. Resources Rev. Series A, 5% 7/1/23	300,000	328,315

TOTAL NEW YORK		3,295,395

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey Series 189, 5% 5/1/23	510,000	554,488
North Carolina - 0.5%
North Carolina Grant Anticipation Rev. Series 2017, 5% 3/1/23	100,000	107,820
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 5/1/23 (b)	100,000	108,627

TOTAL NORTH CAROLINA		216,447

Ohio - 6.5%
Cleveland Arpt. Sys. Rev. Series 2016 A, 5% 1/1/23 (FSA Insured)	500,000	535,322
Fairfield County Hosp. Facilities Rev. (Fairfield Med. Ctr. Proj.) Series 2013, 5% 6/15/23	400,000	427,663
Franklin County Hosp. Facilities Rev. Bonds (U.S. Health Corp. of Columbus Proj.) Series 2011 B, 5%, tender 5/15/23 (a)	750,000	814,574
Hamilton County Hosp. Facilities Rev. Series 2014, 5% 2/1/23	100,000	107,335
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/23	200,000	214,902
Univ. of Akron Gen. Receipts Series 2019 A, 5% 1/1/23	300,000	320,818
Univ. of Toledo Gen. Receipts Series 2018 A, 5% 6/1/23	500,000	542,747

TOTAL OHIO		2,963,361

Oregon - 1.2%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/23	250,000	261,192
Port of Portland Arpt. Rev. Series 22, 5% 7/1/23 (b)	250,000	272,702

TOTAL OREGON		533,894

Pennsylvania - 4.9%
Commonwealth Fing. Auth. Rev. Series 2020 A, 5% 6/1/23	200,000	218,266
Indiana County Hosp. Auth. Series 2014 A, 5% 6/1/23	325,000	346,407
Lehigh County Gen. Purp. Hosp. Rev. Series 2019 A, 5% 7/1/23	100,000	109,565
Pennsylvania Ctfs. Prtn. Series 2018 A, 5% 7/1/23	250,000	273,280
Pennsylvania Gen. Oblig. Series 2013, 5% 4/1/23	325,000	352,261
Pennsylvania State Univ. Series 2020 A, 5% 9/1/23	305,000	336,486
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/23	100,000	109,523
Philadelphia Wtr. & Wastewtr. Rev. Series 2014 A, 5% 7/1/23	100,000	109,544
State Pub. School Bldg. Auth. Lease Rev. (Philadelphia School District Proj.) Series 2015 A, 5% 6/1/23	340,000	367,503

TOTAL PENNSYLVANIA		2,222,835

Rhode Island - 0.6%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2013 A, 5% 5/15/23	250,000	272,410
South Carolina - 0.2%
South Carolina Ports Auth. Ports Rev. Series 2019 B, 5% 7/1/23 (b)	100,000	108,976
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. (Avera Health Proj.) Series 2017, 5% 7/1/23	150,000	163,779
Tennessee - 1.6%
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Series 2020 B, 5% 7/1/23 (b)	200,000	218,414
Tennessee Energy Acquisition Corp. Bonds (Gas Rev. Proj.) Series A, 4%, tender 5/1/23 (a)	500,000	530,828

TOTAL TENNESSEE		749,242

Texas - 5.9%
Dallas Independent School District Series 2021, 4% 2/15/23	800,000	849,474
Houston Independent School District Bonds Series 2012, 4%, tender 6/1/23 (a)	300,000	321,134
Lower Colorado River Auth. Rev.:
Series 2013, 5% 5/15/23	610,000	664,200
Series 2015 B, 5% 5/15/23	250,000	272,213
North Texas Tollway Auth. Rev.:
Series 2014:
5% 1/1/23	115,000	123,320
5% 1/1/23	185,000	198,272
Series 2015 B, 5% 1/1/23	250,000	267,935

TOTAL TEXAS		2,696,548

Virginia - 1.8%
King George County Indl. Dev. Auth. Solid Waste Disp. Fac. Rev. (King George Landfill, Inc. Proj.) Series 2003 A, 2.5% 6/1/23 (a)(b)	200,000	208,234
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/23	250,000	268,866
Stafford County Econ. Dev. Auth. Hosp. Facilities Rev. Series 2016, 5% 6/15/23	200,000	217,725
York County Econ. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. and Pwr. Co. Proj.) Series 2009 A, 1.9%, tender 6/1/23 (a)	100,000	102,440

TOTAL VIRGINIA		797,265

Washington - 3.9%
Port of Seattle Rev.:
Series 2013, 5% 7/1/23 (b)	250,000	273,438
Series 2015 B, 5% 3/1/23	250,000	269,986
Port of Seattle Spl. Facility Rev. Series 2013, 5% 6/1/23 (b)	300,000	324,447
Washington Ctfs. of Prtn. Series 2013 B, 4% 7/1/23	300,000	322,781
Washington Gen. Oblig. Series 2003 C, 0% 6/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	160,000	158,916
Washington Health Care Facilities Auth. Rev. (Overlake Hosp. Med. Ctr., WA. Proj.) Series 2017 B, 5% 7/1/23	380,000	414,347

TOTAL WASHINGTON		1,763,915

Wisconsin - 1.2%
Wisconsin Health & Edl. Facilities (Agnesian Healthcare Proj.) Series 2017, 5% 7/1/23	500,000	547,087
Wyoming - 0.7%
Laramie County Hosp. Rev. (Cheyenne Reg'l. Med. Ctr. Proj.) Series 2021, 4% 5/1/23	285,000	304,332
TOTAL MUNICIPAL BONDS
(Cost $43,428,104)		44,620,211
TOTAL INVESTMENT IN SECURITIES - 98.3%
(Cost $43,428,104)		44,620,211
NET OTHER ASSETS (LIABILITIES) - 1.7%		774,082
NET ASSETS - 100%		$45,394,293

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$487
Total	$487

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$600,000	$7,227,000	$7,827,111	$111	$--	$--	0.0%
Total	$600,000	$7,227,000	$7,827,111	$111	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$44,620,211	$--	$44,620,211	$--
Total Investments in Securities:	$44,620,211	$--	$44,620,211	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	28.0%
Health Care	21.1%
Transportation	16.5%
Special Tax	8.8%
Electric Utilities	7.9%
Education	7.0%
Others* (Individually Less Than 5%)	10.7%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2023 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $43,428,104)		$44,620,211
Cash		187,959
Receivable for fund shares sold		75
Interest receivable		619,876
Other receivables		152
Total assets		45,428,273
Liabilities
Payable for fund shares redeemed	$5,131
Distributions payable	13,000
Accrued management fee	11,398
Transfer agent fee payable	3,800
Distribution and service plan fees payable	651
Total liabilities		33,980
Net Assets		$45,394,293
Net Assets consist of:
Paid in capital		$44,245,088
Total accumulated earnings (loss)		1,149,205
Net Assets		$45,394,293
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,126,407 ÷ 299,465 shares)(a)		$10.44
Maximum offering price per share (100/97.25 of $10.44)		$10.74
Municipal Income 2023:
Net Asset Value, offering price and redemption price per share ($32,626,875 ÷ 3,125,359 shares)		$10.44
Class I:
Net Asset Value, offering price and redemption price per share ($9,641,011 ÷ 923,486 shares)		$10.44

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Interest		$833,878
Income from Fidelity Central Funds		487
Total income		834,365
Expenses
Management fee	$122,610
Transfer agent fees	40,871
Distribution and service plan fees	7,239
Independent trustees' fees and expenses	114
Miscellaneous	41
Total expenses before reductions	170,875
Expense reductions	(364)
Total expenses after reductions		170,511
Net investment income (loss)		663,854
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52,190
Fidelity Central Funds	111
Total net realized gain (loss)		52,301
Change in net unrealized appreciation (depreciation) on investment securities		58,904
Net gain (loss)		111,205
Net increase (decrease) in net assets resulting from operations		$775,059

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$663,854	$734,861
Net realized gain (loss)	52,301	61,900
Change in net unrealized appreciation (depreciation)	58,904	42,967
Net increase (decrease) in net assets resulting from operations	775,059	839,728
Distributions to shareholders	(662,941)	(733,954)
Share transactions - net increase (decrease)	7,832,661	2,250,190
Total increase (decrease) in net assets	7,944,779	2,355,964
Net Assets
Beginning of period	37,449,514	35,093,550
End of period	$45,394,293	$37,449,514

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2023 Fund Class A

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.25	$10.54
Income from Investment Operations
Net investment income (loss)A	.146	.183	.189	.175	.183
Net realized and unrealized gain (loss)	.041	.060	.259	(.171)	(.272)
Total from investment operations	.187	.243	.448	.004	(.089)
Distributions from net investment income	(.147)	(.183)	(.188)	(.174)	(.184)
Distributions from net realized gain	–	–	–	–	(.017)
Total distributions	(.147)	(.183)	(.188)	(.174)	(.201)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.44	$10.40	$10.34	$10.08	$10.25
Total ReturnC,D	1.81%	2.37%	4.50%	.04%	(.83)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.65%	.65%	.65%	.65%	.65%
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%
Expenses net of all reductions	.65%	.65%	.65%	.65%	.65%
Net investment income (loss)	1.39%	1.77%	1.86%	1.71%	1.78%
Supplemental Data
Net assets, end of period (000 omitted)	$3,126	$2,675	$2,487	$2,390	$3,352
Portfolio turnover rateG	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Total returns do not include the effect of the sales charges.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.24	$10.54
Income from Investment Operations
Net investment income (loss)A	.171	.209	.214	.199	.209
Net realized and unrealized gain (loss)	.042	.060	.260	(.159)	(.283)
Total from investment operations	.213	.269	.474	.040	(.074)
Distributions from net investment income	(.173)	(.209)	(.214)	(.200)	(.209)
Distributions from net realized gain	–	–	–	–	(.017)
Total distributions	(.173)	(.209)	(.214)	(.200)	(.226)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.44	$10.40	$10.34	$10.08	$10.24
Total ReturnC	2.06%	2.63%	4.76%	.39%	(.68)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.64%	2.02%	2.11%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$32,627	$25,058	$23,223	$18,883	$14,238
Portfolio turnover rateF	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2023 Fund Class I

Years ended June 30,	2021	2020	2019	2018	2017
Selected Per–Share Data
Net asset value, beginning of period	$10.40	$10.34	$10.08	$10.24	$10.54
Income from Investment Operations
Net investment income (loss)A	.172	.209	.213	.199	.209
Net realized and unrealized gain (loss)	.041	.060	.261	(.159)	(.283)
Total from investment operations	.213	.269	.474	.040	(.074)
Distributions from net investment income	(.173)	(.209)	(.214)	(.200)	(.209)
Distributions from net realized gain	–	–	–	–	(.017)
Total distributions	(.173)	(.209)	(.214)	(.200)	(.226)
Redemption fees added to paid in capitalA	–	–	–	–	–B
Net asset value, end of period	$10.44	$10.40	$10.34	$10.08	$10.24
Total ReturnC	2.06%	2.63%	4.76%	.39%	(.68)%
Ratios to Average Net AssetsD,E
Expenses before reductions	.40%	.40%	.40%	.40%	.40%
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.40%	.40%	.40%	.40%	.40%
Net investment income (loss)	1.64%	2.02%	2.11%	1.96%	2.03%
Supplemental Data
Net assets, end of period (000 omitted)	$9,641	$9,716	$9,384	$13,944	$11,649
Portfolio turnover rateF	9%	10%	18%	12%	8%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.0005 per share.

 C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 D Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 E Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 F Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
Pennsylvania	11.2
Connecticut	10.5
Massachusetts	9.8
Illinois	9.7
Florida	7.2

Top Five Sectors as of June 30, 2021

% of fund's net assets
Health Care	27.9
Education	21.6
Transportation	21.6
General Obligations	11.0
Housing	5.4

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	8.3%
AA,A	63.8%
BBB	19.8%
BB and Below	4.5%
Not Rated	0.9%
Short-Term Investments and Net Other Assets	2.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Fidelity® Municipal Income 2025 Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Municipal Bonds - 97.4%
	Principal Amount	Value
Alabama - 0.4%
Montgomery Med. Clinic Facilities Series 2015, 5% 3/1/25	100,000	112,979
Arizona - 2.6%
Glendale Trans. Excise Tax Rev. Series 2015, 5% 7/1/25 (FSA Insured)	75,000	88,420
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (a)	$250,000	$293,647
Series 2017 B, 5% 7/1/25	250,000	295,169

TOTAL ARIZONA		677,236

California - 2.2%
Poway Unified School District Series 2009, 0% 8/1/25	90,000	87,204
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. (Sub Lien Proj.) Series 2017 B, 5% 7/1/25 (a)	150,000	175,993
Washington Township Health Care District Rev. Series 2017 B, 5% 7/1/25	270,000	310,890

TOTAL CALIFORNIA		574,087

Colorado - 0.7%
E-470 Pub. Hwy. Auth. Rev. Series 1997 B, 0% 9/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	192,864
Connecticut - 10.5%
Connecticut Gen. Oblig.:
Series 2015 B, 5% 6/15/25	175,000	206,307
Series 2016 D, 5% 8/15/25	330,000	391,219
Connecticut Health & Edl. Facilities Auth. Rev.:
(Quinnipiac Univ., Ct. Proj.) Series M, 5% 7/1/25	40,000	46,776
(Sacred Heart Univ., CT. Proj.) Series 2017 I-1, 5% 7/1/25	400,000	466,725
Series K1, 5% 7/1/25	280,000	318,286
Series K3, 5% 7/1/25	200,000	227,347
Series N, 5% 7/1/25	50,000	57,763
Connecticut Hsg. Fin. Auth. Series C, 5% 5/15/25 (a)	935,000	1,076,182

TOTAL CONNECTICUT		2,790,605

District Of Columbia - 1.4%
District of Columbia Rev. Series 2018, 5% 10/1/25	75,000	87,839
Washington D.C. Metropolitan Transit Auth. Rev. Series 2017 B, 5% 7/1/25	250,000	294,733

TOTAL DISTRICT OF COLUMBIA		382,572

Florida - 7.2%
Broward County Arpt. Sys. Rev. Series 2017, 5% 10/1/25 (a)	500,000	591,101
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/25 (a)	300,000	354,661
Lakeland Hosp. Sys. Rev. Series 2016, 5% 11/15/25	430,000	509,056
Palm Beach County School Board Ctfs. of Prtn. Series 2018 A, 5% 8/1/25	50,000	59,043
Seminole County School Board Ctfs. of Prtn. Series 2016 C, 5% 7/1/25	40,000	46,966
South Miami Health Facilities Auth. Hosp. Rev. (Baptist Med. Ctr., FL. Proj.) Series 2017, 5% 8/15/25	200,000	235,845
Tampa Hosp. Rev. (H. Lee Moffitt Cancer Ctr. Proj.) Series 2016 B, 5% 7/1/25	100,000	117,459

TOTAL FLORIDA		1,914,131

Georgia - 0.2%
Atlanta Arpt. Rev. Series 2019 B, 5% 7/1/25 (a)	50,000	58,729
Hawaii - 1.1%
Honolulu City and County Wastewtr. Sys. Series 2016 B, 5% 7/1/25	250,000	295,278
Illinois - 9.7%
Chicago O'Hare Int'l. Arpt. Rev. Series 2017 D, 5% 1/1/25 (a)	100,000	115,067
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	250,000	293,062
Illinois Fin. Auth. Rev.:
(Edward-Elmhurst Healthcare) Series 2017 A, 5% 1/1/25	145,000	167,611
(Northwestern Memorial Hosp.,IL. Proj.) Series 2017 A, 5% 7/15/25	200,000	236,267
Series 2016, 5% 5/15/25	250,000	292,631
Series 2019, 5% 9/1/25	200,000	235,681
Illinois Gen. Oblig.:
Series 2013, 5.5% 7/1/25	200,000	219,917
Series 2017 D, 5% 11/1/25	25,000	29,445
Illinois Sales Tax Rev. Series 2016 D, 5% 6/15/25	100,000	116,319
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2008, 0% 2/1/25 (FSA Insured)	185,000	178,850
Metropolitan Pier & Exposition Series 1994 A, 0% 6/15/25	270,000	257,017
Railsplitter Tobacco Settlement Auth. Rev. Series 2017, 5% 6/1/25	365,000	427,871

TOTAL ILLINOIS		2,569,738

Indiana - 1.7%
Indiana Fin. Auth. Health Sys. Rev. Bonds Series 2019 B, 2.25%, tender 7/1/25 (b)	55,000	58,358
Indiana Fin. Auth. Rev. (Cmnty. Foundation of Northwest Indiana Obligated Group) Series 2016, 5% 9/1/25	25,000	29,455
Indiana Hsg. & Cmnty. Dev. Auth. Series A, 5% 7/1/25	300,000	352,767

TOTAL INDIANA		440,580

Kentucky - 1.8%
Kentucky State Property & Buildings Commission Rev.:
(Kentucky St) Series 2016, 5% 10/1/25	100,000	118,313
(Proj. No. 118) Series 2018, 5% 4/1/25	300,000	347,672

TOTAL KENTUCKY		465,985

Louisiana - 0.4%
New Orleans Aviation Board Rev. (North Term. Proj.) Series 2017 B, 5% 1/1/25 (a)	100,000	115,030
Maine - 3.5%
Maine Health & Higher Edl. Facilities Auth. Rev.:
Series 2013, 5% 7/1/25 (Pre-Refunded to 7/1/23 @ 100)	265,000	289,838
Series 2017 A, 4% 7/1/25	465,000	523,901
Series 2017 B, 4% 7/1/25	100,000	112,667

TOTAL MAINE		926,406

Maryland - 0.7%
Maryland Health & Higher Edl. Facilities Auth. Rev. (Lifebridge Health Proj.) Series 2017, 5% 7/1/25	150,000	175,863
Massachusetts - 9.8%
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement Prog.) Series 2021 B, 5% 6/1/25	375,000	442,150
Massachusetts Dev. Fin. Agcy. Rev.:
(Fisher College) Series 2017, 5% 4/1/25	250,000	289,324
Bonds Series 2017 A2, 5%, tender 1/30/25 (b)	10,000	11,618
Caregroup, Inc. Series 2015 H-1, 5% 7/1/25	150,000	176,579
Series 2019 K, 5% 7/1/25	50,000	58,860
Series 2019, 5% 7/1/25	170,000	199,238
Series 2020 A, 5% 10/15/25	650,000	777,282
Massachusetts Edl. Fing. Auth. Rev. Series 2017 A, 5% 7/1/25 (a)	250,000	292,026
Massachusetts Port Auth. Rev. Series 2019 C, 5% 7/1/25 (a)	300,000	352,506

TOTAL MASSACHUSETTS		2,599,583

Michigan - 3.5%
Flint Hosp. Bldg. Auth. Rev. Series 2020, 5% 7/1/25	300,000	340,895
Grand Traverse County Hosp. Fin. Auth. Series 2019 A, 5% 7/1/25	150,000	176,644
Saginaw Hosp. Fin. Auth. Hosp. Rev. Series 2020 J, 5% 7/1/25	100,000	116,897
Warren Consolidated School District Series 2017, 4% 5/1/25 (FSA Insured)	250,000	280,865

TOTAL MICHIGAN		915,301

Missouri - 4.0%
Saint Louis Arpt. Rev.:
Series 2017 A, 5% 7/1/25 (FSA Insured)	370,000	436,367
Series 2017 B, 5% 7/1/25 (FSA Insured) (a)	250,000	293,106
Series 2019 C, 5% 7/1/25	290,000	341,512

TOTAL MISSOURI		1,070,985

Nevada - 0.3%
Clark County School District Series 2017 A, 5% 6/15/25	60,000	70,476
New Hampshire - 1.4%
New Hampshire Health & Ed. Facilities Auth.:
(Dartmouth-Hitchcock Oblgtd Grp Proj.) Series 2018 A, 5% 8/1/25	50,000	58,955
(Partners Healthcare Sys., Inc. Proj.) Series 2017, 5% 7/1/25	200,000	236,223
New Hampshire Health & Ed. Facilities Auth. Rev. Series 2016, 5% 10/1/25	70,000	82,657

TOTAL NEW HAMPSHIRE		377,835

New Jersey - 5.4%
New Jersey Econ. Dev. Auth. Lease Rev. (Libersty State Park Proj.) Series 2015 A, 5% 6/15/25	200,000	234,172
New Jersey Econ. Dev. Auth. Rev. (New Jersey Gen. Oblig. Proj.) Series 2015 XX, 5% 6/15/25	250,000	292,715
New Jersey Edl. Facility:
(Stevens Institute of Techonolgy Proj.) Series 2017 A, 5% 7/1/25	105,000	122,065
(Stockton Univ. Proj.) Series A, 5% 7/1/25	15,000	17,586
Series 2016 E, 5% 7/1/25	50,000	58,427
New Jersey Health Care Facilities Fing. Auth. Rev. (St Joseph Hosp. & Med. Ctr., Proj.) Series 2016, 5% 7/1/25	400,000	467,759
New Jersey Trans. Trust Fund Auth.:
Series 2006 C, 0% 12/15/25	140,000	133,222
Series 2016 A, 5% 6/15/25	40,000	46,812
Series AA, 5% 6/15/25	50,000	58,577

TOTAL NEW JERSEY		1,431,335

New York - 1.8%
Dutchess County Local Dev. Corp. Rev. (Health Quest Systems, Inc. Proj.) Series 2016 A, 5% 7/1/25	30,000	35,147
Niagara Frontier Trans. Auth. Arpt. Rev. Series 2019 A, 5% 4/1/25 (a)	255,000	295,727
Onondaga Civic Dev. Corp. (Le Moyne College Proj.):
Series 2015, 5% 7/1/25	100,000	116,424
Series 2018, 5% 1/1/25	15,000	17,187

TOTAL NEW YORK		464,485

Ohio - 4.3%
Akron Bath Copley Hosp. District Rev. (Summa Health Sys.) Series 2016, 5% 11/15/25	150,000	176,445
Hamilton County Hosp. Facilities Rev. (Trihealth, Inc. Obligated Group Proj.) Series 2017 A, 5% 8/15/25	140,000	165,280
Lancaster Port Auth. Gas Rev. Series 2019, 5% 2/1/25	200,000	231,054
Ohio Higher Edl. Facility Commission Rev.:
(Kenyon College, Oh. Proj.) Series 2017 5% 7/1/25	200,000	233,621
(Xavier Univ. 2015 Proj.) Series 2015 C, 5% 5/1/25	190,000	220,935
(Xavier Univ. 2016 Proj.) Series 2016, 5% 5/1/25	100,000	116,282

TOTAL OHIO		1,143,617

Oklahoma - 0.1%
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (OU Medicine Proj.) Series 2018 B, 5% 8/15/25	25,000	28,982
Oregon - 2.7%
Clackamas County Hosp. Facility Auth. (Williamette View, Inc.) Series 2017 A, 4% 5/15/25	200,000	216,138
Port of Portland Arpt. Rev. Series 24B, 5% 7/1/25 (a)	420,000	491,510

TOTAL OREGON		707,648

Pennsylvania - 11.2%
Allegheny County Hosp. Dev. Auth. Rev. Series 2019 A, 5% 7/15/25	600,000	706,690
Bucks County Indl. Dev. Auth. Hosp. Rev. Series 2021, 5% 7/1/25	375,000	427,372
Butler County Hosp. Auth. Hosp. Rev. Series 2015 A, 5% 7/1/25	30,000	34,953
Centre County Pennsylvania Hosp. Auth. Rev. (Mount Nittany Med. Ctr. Proj.) Series 2018 A, 5% 11/15/25	100,000	119,051
Delaware County Auth. Rev. Series 2017, 5% 7/1/25	125,000	143,666
Doylestown Hosp. Auth. Hosp. Rev. Series 2016 A, 5% 7/1/25	125,000	142,719
Dubois Hosp. Auth. Hosp. Rev. (Penn Highlands Healthcare Proj.) Series 2018, 5% 7/15/25	110,000	128,312
Monroe County Hosp. Auth. Rev. Series 2016, 5% 7/1/25	50,000	58,578
Pennsylvania Higher Edl. Facilities Auth. Rev.:
(Drexel Univ.) Series 2016, 5% 5/1/25	200,000	233,307
Series 2015 AQ, 5% 6/15/25	200,000	235,004
Philadelphia Arpt. Rev.:
Series 2017 A, 5% 7/1/25	50,000	59,012
Series 2017 B, 5% 7/1/25 (a)	210,000	246,209
Philadelphia School District:
Series 2015 A, 5% 9/1/25	20,000	23,609
Series 2018 A, 5% 9/1/25	50,000	59,023
Southcentral Pennsylvania Gen. Auth. Rev. Series 2019 A, 5% 6/1/25	300,000	353,463

TOTAL PENNSYLVANIA		2,970,968

Tennessee - 2.3%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 5% 8/1/25	250,000	293,887
Knox County Health Edl. & Hsg. Facilities Board Rev.:
Series 2016, 5% 9/1/25	15,000	17,592
Series 2017, 5% 4/1/25	265,000	306,790

TOTAL TENNESSEE		618,269

Texas - 0.9%
Houston Arpt. Sys. Rev. Series 2018 C, 5% 7/1/25 (a)	200,000	234,571
Utah - 0.1%
Salt Lake City Arpt. Rev. Series 2017 A, 5% 7/1/25 (a)	30,000	35,082
Vermont - 1.6%
Vermont Student Assistant Corp. Ed. Ln. Rev.:
Series 2019 A, 5% 6/15/25 (a)	105,000	121,146
Series 2020 A, 5% 6/15/25 (a)	250,000	288,444

TOTAL VERMONT		409,590

Virginia - 0.5%
Salem Econ. Dev. Auth. Series 2020, 5% 4/1/25	125,000	142,865
Washington - 2.0%
Port of Seattle Rev. Series 2017 C, 5% 5/1/25 (a)	465,000	541,670
Wisconsin - 1.4%
Wisconsin Health & Edl. Facilities:
Bonds Series 2018 B, 5%, tender 1/29/25 (b)	40,000	46,361
Series 2016, 5% 2/15/27 (Pre-Refunded to 8/15/25 @ 100)	10,000	11,801
Series 2017 A:
5% 4/1/25	155,000	180,507
5% 9/1/25 (Escrowed to Maturity)	100,000	117,750

TOTAL WISCONSIN		356,419

TOTAL MUNICIPAL BONDS
(Cost $24,542,475)		25,811,764
TOTAL INVESTMENT IN SECURITIES - 97.4%
(Cost $24,542,475)		25,811,764
NET OTHER ASSETS (LIABILITIES) - 2.6%		700,725
NET ASSETS - 100%		$26,512,489

Legend

 (a) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (b) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$171
Total	$171

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$--	$1,510,000	$1,510,000	$--	$--	$--	0.0%
Total	$--	$1,510,000	$1,510,000	$--	$--	$--

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$25,811,764	$--	$25,811,764	$--
Total Investments in Securities:	$25,811,764	$--	$25,811,764	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

Health Care	27.9%
Education	21.6%
Transportation	21.6%
General Obligations	11.0%
Housing	5.4%
Others* (Individually Less Than 5%)	12.5%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Fidelity® Municipal Income 2025 Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $24,542,475)		$25,811,764
Cash		352,471
Receivable for fund shares sold		10,000
Interest receivable		354,386
Other receivables		58
Total assets		26,528,679
Liabilities
Payable for fund shares redeemed	$1,887
Distributions payable	4,814
Accrued management fee	6,562
Transfer agent fee payable	2,188
Distribution and service plan fees payable	739
Total liabilities		16,190
Net Assets		$26,512,489
Net Assets consist of:
Paid in capital		$25,317,260
Total accumulated earnings (loss)		1,195,229
Net Assets		$26,512,489
Net Asset Value and Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($3,549,767 ÷ 335,167 shares)(a)		$10.59
Maximum offering price per share (100/97.25 of $10.59)		$10.89
Municipal Income 2025:
Net Asset Value, offering price and redemption price per share ($17,135,965 ÷ 1,617,923 shares)		$10.59
Class I:
Net Asset Value, offering price and redemption price per share ($5,826,757 ÷ 550,089 shares)		$10.59

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Interest		$514,240
Income from Fidelity Central Funds		171
Total income		514,411
Expenses
Management fee	$75,769
Transfer agent fees	25,256
Distribution and service plan fees	8,921
Independent trustees' fees and expenses	71
Miscellaneous	26
Total expenses before reductions	110,043
Expense reductions	(189)
Total expenses after reductions		109,854
Net investment income (loss)		404,557
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		6,171
Total net realized gain (loss)		6,171
Change in net unrealized appreciation (depreciation) on investment securities		538,547
Net gain (loss)		544,718
Net increase (decrease) in net assets resulting from operations		$949,275

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	Year ended June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$404,557	$464,528
Net realized gain (loss)	6,171	(24,113)
Change in net unrealized appreciation (depreciation)	538,547	19,986
Net increase (decrease) in net assets resulting from operations	949,275	460,401
Distributions to shareholders	(404,572)	(464,528)
Share transactions - net increase (decrease)	2,350,230	(214,877)
Total increase (decrease) in net assets	2,894,933	(219,004)
Net Assets
Beginning of period	23,617,556	23,836,560
End of period	$26,512,489	$23,617,556

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Income 2025 Fund Class A

Years ended June 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.146	.166	.180	.163	.002
Net realized and unrealized gain (loss)	.241	.060C	.521	(.192)	(.040)
Total from investment operations	.387	.226	.701	(.029)	(.038)
Distributions from net investment income	(.147)	(.166)	(.181)	(.161)	(.002)
Total distributions	(.147)	(.166)	(.181)	(.161)	(.002)
Net asset value, end of period	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E,F	3.75%	2.21%	7.25%	(.29)%	(.38)%
Ratios to Average Net AssetsG,H
Expenses before reductions	.65%	.65%	.65%	.65%	.65%I
Expenses net of fee waivers, if any	.65%	.65%	.65%	.65%	.65%I
Expenses net of all reductions	.65%	.65%	.65%	.65%	.62%I
Net investment income (loss)	1.39%	1.61%	1.81%	1.65%	.20%I
Supplemental Data
Net assets, end of period (000 omitted)	$3,550	$3,510	$3,329	$2,482	$2,489
Portfolio turnover rateJ	6%	23%	17%	44%	- %K

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Total returns do not include the effect of the sales charges.

 G Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 I Annualized

 J Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 K Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund

Years ended June 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.35	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.173	.193	.205	.187	.004
Net realized and unrealized gain (loss)	.240	.059C	.521	(.191)	(.040)
Total from investment operations	.413	.252	.726	(.004)	(.036)
Distributions from net investment income	(.173)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.173)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.59	$10.35	$10.29	$9.77	$9.96
Total ReturnD,E	4.01%	2.47%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.64%	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$17,136	$14,596	$15,780	$8,947	$5,273
Portfolio turnover rateI	6%	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Fidelity Municipal Income 2025 Fund Class I

Years ended June 30,	2021	2020	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.36	$10.29	$9.77	$9.96	$10.00
Income from Investment Operations
Net investment income (loss)B	.173	.192	.205	.187	.004
Net realized and unrealized gain (loss)	.230	.070C	.521	(.191)	(.040)
Total from investment operations	.403	.262	.726	(.004)	(.036)
Distributions from net investment income	(.173)	(.192)	(.206)	(.186)	(.004)
Total distributions	(.173)	(.192)	(.206)	(.186)	(.004)
Net asset value, end of period	$10.59	$10.36	$10.29	$9.77	$9.96
Total ReturnD,E	3.91%	2.57%	7.52%	(.04)%	(.36)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.40%	.40%	.40%	.40%	.40%H
Expenses net of fee waivers, if any	.40%	.40%	.40%	.40%	.40%H
Expenses net of all reductions	.40%	.40%	.40%	.40%	.37%H
Net investment income (loss)	1.64%	1.86%	2.06%	1.90%	.45%H
Supplemental Data
Net assets, end of period (000 omitted)	$5,827	$5,512	$4,727	$3,794	$2,490
Portfolio turnover rateI	6%	23%	17%	44%	- %J

 A For the period May 25, 2017 (commencement of operations) to June 30, 2017.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment adviser, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

 J Amount not annualized.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2021

1. Organization.

Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Funds offer Class A, Class I, and Retail Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Effective after the close of business on June 30, 2020, the Fidelity Municipal Income 2021 Fund was closed to new accounts with certain exceptions.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of a fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of a fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred, as applicable. Certain expense reductions may also differ by class, if applicable. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fidelity Municipal Income 2021 Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Municipal Income 2021 Fund	$28,030,000	$–	$–	$–
Fidelity Municipal Income 2023 Fund	43,421,663	1,203,632	(5,084)	1,198,548
Fidelity Municipal Income 2025 Fund	24,542,475	1,275,503	(6,214)	1,269,289

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed tax-exempt income	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Municipal Income 2021 Fund	$7	$–	$–
Fidelity Municipal Income 2023 Fund	–	(35,892)	1,198,548
Fidelity Municipal Income 2025 Fund	–	(74,055)	1,269,289

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Total capital loss carryfoward
Fidelity Municipal Income 2023 Fund	$(35,892)	$(35,892)
Fidelity Municipal Income 2025 Fund	(74,055)	(74,055)

The tax character of distributions paid was as follows:

June 30, 2021
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2021 Fund	$707,362	$200,705	$908,067
Fidelity Municipal Income 2023 Fund	662,941	–	662,941
Fidelity Municipal Income 2025 Fund	404,572	–	404,572

June 30, 2020
	Tax-Exempt Income	Long-term Capital Gains	Total
Fidelity Municipal Income 2021 Fund	$1,028,801	$54,569	$1,083,370
Fidelity Municipal Income 2023 Fund	733,954	–	733,954
Fidelity Municipal Income 2025 Fund	464,528	–	464,528

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Income 2021 Fund	–	29,588,740
Fidelity Municipal Income 2023 Fund	12,480,964	3,683,753
Fidelity Municipal Income 2025 Fund	3,899,300	1,507,874

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee that is based on an annual rate of.30% of average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense, including commitment fees.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, each Fund has adopted separate Distribution and Service Plans for each class of shares. Each Fund's Class A pays Fidelity Distributors Company (FDC), an affiliate of the investment adviser, a Service Fee based on an annual percentage of Class A's average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Funds and providing shareholder support services. For the period, the Service Fee rate, total service fees and amounts retained by FDC were as follows:

	Service Fee	Total Fees	Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	.25%	$11,066	$600
Fidelity Municipal Income 2023 Fund
Class A	.25%	$7,239	$794
Fidelity Municipal Income 2025 Fund
Class A	.25%	$8,921	$7037

Sales Load. FDC may receive a front-end sales charge of up to 2.75% for selling each Fund's Class A shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A redemptions. The deferred sales charge is .75% or .50% for certain purchases of each Fund's Class A shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Fidelity Municipal Income 2021 Fund
Class A	$–
Fidelity Municipal Income 2023 Fund
Class A	$1,717
Fidelity Municipal Income 2025 Fund
Class A	$26

Transfer Agent Fees. Fidelity Investments Institutional Operations Company LLC (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for the Funds. FIIOC receives asset-based fees of .10% of class-level average net assets for each class of each Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees for each class of each fund were as follows:

Amount
Fidelity Municipal Income 2021 Fund
Class A	$4,426
Municipal Income 2021	26,612
Class I	9,531
$40,569
Fidelity Municipal Income 2023 Fund
Class A	$2,896
Municipal Income 2023	29,068
Class I	8,907
$40,871
Fidelity Municipal Income 2025 Fund
Class A	$3,568
Municipal Income 2025	15,971
Class I	5,717
$25,256

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Municipal Income 2021 Fund	$55
Fidelity Municipal Income 2023 Fund	41
Fidelity Municipal Income 2025 Fund	26

7. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's or class' expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Municipal Income 2021 Fund	$308
Fidelity Municipal Income 2023 Fund	364
Fidelity Municipal Income 2025 Fund	189

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended June 30, 2021	Year ended June 30, 2020
Fidelity Municipal Income 2021 Fund
Distributions to shareholders
Class A	$90,176	$99,603
Municipal Income 2021	599,893	741,454
Class I	217,998	242,313
Total	$908,067	$1,083,370
Fidelity Municipal Income 2023 Fund
Distributions to shareholders
Class A	$40,357	$46,118
Municipal Income 2023	475,884	487,403
Class I	146,700	200,433
Total	$662,941	$733,954
Fidelity Municipal Income 2025 Fund
Distributions to shareholders
Class A	$49,560	$55,485
Municipal Income 2025	261,362	309,143
Class I	93,650	99,900
Total	$404,572	$464,528

9. Share Transactions.

Share transactions for each class were as follows and may contain in-kind transactions, automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Year ended June 30, 2021	Year ended June 30, 2020	Year ended June 30, 2021	Year ended June 30, 2020
Fidelity Municipal Income 2021 Fund
Class A
Shares sold	–	137,989	$–	$1,483,649
Reinvestment of distributions	8,433	9,226	90,176	99,597
Shares redeemed	(287,412)	(127,010)	(3,064,723)	(1,369,919)
Net increase (decrease)	(278,979)	20,205	$(2,974,547)	$213,327
Municipal Income 2021
Shares sold	–	583,479	$–	$6,277,448
Reinvestment of distributions	38,528	45,769	411,746	494,025
Shares redeemed	(1,129,604)	(659,076)	(12,083,778)	(7,079,113)
Net increase (decrease)	(1,091,076)	(29,828)	$(11,672,032)	$(307,640)
Class I
Shares sold	9,697	463,796	$104,242	$4,993,336
Reinvestment of distributions	19,127	20,740	204,491	223,870
Shares redeemed	(550,513)	(560,895)	(5,876,776)	(6,061,367)
Net increase (decrease)	(521,689)	(76,359)	$(5,568,043)	$(844,161)
Fidelity Municipal Income 2023 Fund
Class A
Shares sold	105,763	24,506	$1,106,333	$254,201
Reinvestment of distributions	3,528	4,027	36,877	41,741
Shares redeemed	(66,998)	(11,814)	(700,367)	(121,288)
Net increase (decrease)	42,293	16,719	$442,843	$174,654
Municipal Income 2023
Shares sold	1,328,494	660,760	$13,892,171	$6,846,921
Reinvestment of distributions	30,145	29,988	315,086	310,748
Shares redeemed	(642,384)	(527,338)	(6,713,049)	(5,367,375)
Net increase (decrease)	716,255	163,410	$7,494,208	$1,790,294
Class I
Shares sold	340,053	229,379	$3,557,928	$2,374,468
Reinvestment of distributions	12,561	15,116	131,306	156,653
Shares redeemed	(363,218)	(217,845)	(3,793,624)	(2,245,879)
Net increase (decrease)	(10,604)	26,650	$(104,390)	$285,242
Fidelity Municipal Income 2025 Fund
Class A
Shares sold	927	19,592	$9,824	$205,501
Reinvestment of distributions	4,698	5,363	49,560	55,479
Shares redeemed	(9,423)	(9,577)	(99,841)	(99,204)
Net increase (decrease)	(3,798)	15,378	$(40,457)	$161,776
Municipal Income 2025
Shares sold	394,459	511,270	$4,164,977	$5,302,835
Reinvestment of distributions	19,767	25,082	208,534	259,745
Shares redeemed	(205,912)	(660,509)	(2,173,882)	(6,695,455)
Net increase (decrease)	208,314	(124,157)	$2,199,629	$(1,132,875)
Class I
Shares sold	50,152	109,185	$531,314	$1,126,360
Reinvestment of distributions	8,441	8,762	89,034	90,639
Shares redeemed	(40,779)	(45,102)	(429,290)	(460,777)
Net increase (decrease)	17,814	72,845	$191,058	$756,222

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, the investment adviser or its affiliates were owners of record of more than 10% of the outstanding shares as follows:

Fund	Affiliated %
Fidelity Municipal Income 2025 Fund	43%

In January 2017, Fidelity Municipal Income 2021 Fund's Board of Trustees approved a Plan of Liquidation and Dissolution whereby the Fund distributed all of its net assets to its shareholders on July 9, 2021.

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and the Shareholders of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, and Fidelity Municipal Income 2025 Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, except Fidelity Municipal Income 2025 Fund; the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the four years in the period then ended and for the period from May 25, 2017 (commencement of operations) through June 30, 2017, for Fidelity Municipal Income 2025 Fund; and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended (or for the period mentioned above), in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 10, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 177 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544 if you’re an individual investing directly with Fidelity, call 1-800-835-5092 if you’re a plan sponsor or participant with Fidelity as your recordkeeper or call 1-877-208-0098 on institutional accounts or if you’re an advisor or invest through one.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Municipal Income 2021 Fund
Class A	.65%
Actual		$1,000.00	$999.90	$3.22
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Municipal Income 2021	.40%
Actual		$1,000.00	$1,001.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,000.10	$1.98
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2023 Fund
Class A	.65%
Actual		$1,000.00	$1,004.30	$3.23
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Municipal Income 2023	.40%
Actual		$1,000.00	$1,005.50	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,005.50	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Fidelity Municipal Income 2025 Fund
Class A	.65%
Actual		$1,000.00	$1,006.70	$3.23
Hypothetical-C		$1,000.00	$1,021.57	$3.26
Municipal Income 2025	.40%
Actual		$1,000.00	$1,008.00	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01
Class I	.40%
Actual		$1,000.00	$1,007.00	$1.99
Hypothetical-C		$1,000.00	$1,022.81	$2.01

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Municipal Income 2021 Fund	$175,829

During fiscal year ended 2021, 100% of each fund's income dividends were free from federal income tax, and 15.62%, 8.50% and 21.33% of Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund, and Fidelity Municipal Income 2025 Fund income dividends, respectively, were subject to the federal alternative minimum tax.

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

DMI-ANN-0821
1.926259.110

Fidelity® Mid Cap Growth Index Fund

Fidelity® Mid Cap Value Index Fund

Fidelity® Small Cap Growth Index Fund

Fidelity® Small Cap Value Index Fund

Annual Report

June 30, 2021

Contents

Note to Shareholders
Fidelity® Mid Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Mid Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Growth Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Fidelity® Small Cap Value Index Fund
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Funds. This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Funds nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Fidelity® Mid Cap Growth Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® Mid Cap Growth Index Fund	43.70%	25.46%

 A From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Growth Index performed over the same period.

Period Ending Values
$15,643	Fidelity® Mid Cap Growth Index Fund
$15,738	Russell Midcap® Growth Index

Fidelity® Mid Cap Growth Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 40.79% for the 12 months ending June 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed to close the first half of the year. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. By sector, financials (+62%) led, riding momentum among banks (+71%). Industrials (+51%), materials and energy (+49% each) followed. Conversely, notable “laggards” included the utilities (+16%), consumer staples (+23%) and health care (+28%) sectors. Information technology (+42%) edged the index.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending June 30, 2021, the fund gained 43.70%, roughly in line with the 43.77% advance of the benchmark Russell Midcap® Growth index. By sector, information technology gained roughly 46% and contributed most, followed by health care, which gained about 41%, and industrials, which advanced 43%. The consumer discretionary sector rose roughly 45%, communication services gained 74%, driven by the media & entertainment industry (+74%), and financials advanced approximately 31%, benefiting from the diversified financials industry (+34%). Other notable contributors included the real estate (+77%), materials (+25%), consumer staples (+11%), energy (+78%), and utilities (+28%) sectors. Turning to individual stocks, the biggest individual contributor was Moderna (+244%), from the pharmaceuticals, biotechnology & life sciences category. Roku, within the media & entertainment group, advanced about 294% and lifted the fund. In health care equipment & services, Align Technology (+126%) and Idexx Labs (+91%) helped. Another contributor was Kla (+65%), a stock in the semiconductors & semiconductor equipment industry. Conversely, the biggest individual detractor was Splunk (-27%), from the software & services segment. In pharmaceuticals, biotechnology & life sciences, Biomarin Pharmaceutical (-31%) and Sarepta Therapeutics (-51%) hurt. Alteryx, within the software & services group, returned approximately -47% and hindered the fund. Another detractor was Quidel (-47%), a stock in the health care equipment & services category.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
IDEXX Laboratories, Inc.	1.3
DocuSign, Inc.	1.3
Roku, Inc. Class A	1.3
Match Group, Inc.	1.1
Chipotle Mexican Grill, Inc.	1.1
Pinterest, Inc. Class A	1.0
Palantir Technologies, Inc.	1.0
Veeva Systems, Inc. Class A	1.0
Agilent Technologies, Inc.	1.0
lululemon athletica, Inc.	1.0
11.1

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Information Technology	34.1
Health Care	17.5
Consumer Discretionary	16.0
Industrials	14.4
Communication Services	6.2

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks	100.3%
Short-Term Investments and Net Other Assets (Liabilities)**	(0.3)%

 * Foreign investments - 4.2%

 ** Short-Term Investments and Net Other Assets (Liabilities) are not included in the pie chart

Fidelity® Mid Cap Growth Index Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Common Stocks - 100.3%
	Shares	Value
COMMUNICATION SERVICES - 6.2%
Entertainment - 2.8%
Live Nation Entertainment, Inc. (a)	8,158	$714,559
Madison Square Garden Sports Corp. (a)	1,149	198,283
Playtika Holding Corp.	12,076	287,892
Roku, Inc. Class A (a)	18,330	8,418,053
Skillz, Inc. (a)(b)	46,921	1,019,124
Spotify Technology SA (a)	21,738	5,990,775
Take-Two Interactive Software, Inc. (a)	3,605	638,157
World Wrestling Entertainment, Inc. Class A (b)	6,097	352,955
Zynga, Inc. (a)	75,428	801,800
		18,421,598
Interactive Media & Services - 3.1%
Match Group, Inc. (a)	42,921	6,921,011
Pinterest, Inc. Class A (a)	86,951	6,864,781
TripAdvisor, Inc. (a)	9,568	385,590
Twitter, Inc. (a)	12,999	894,461
Vimeo, Inc. (a)	18,291	896,259
Zillow Group, Inc.:
Class A (a)	9,472	1,160,604
Class C (a)(b)	26,050	3,183,831
		20,306,537
Media - 0.3%
Altice U.S.A., Inc. Class A (a)	23,742	810,552
Cable One, Inc.	455	870,329
Nexstar Broadcasting Group, Inc. Class A	444	65,659
		1,746,540

TOTAL COMMUNICATION SERVICES		40,474,675

CONSUMER DISCRETIONARY - 16.0%
Auto Components - 0.3%
Aptiv PLC (a)	7,867	1,237,715
QuantumScape Corp. Class A (a)	13,172	385,413
		1,623,128
Automobiles - 0.1%
Thor Industries, Inc.	3,436	388,268
Distributors - 0.4%
Pool Corp.	6,191	2,839,564
Diversified Consumer Services - 0.5%
Bright Horizons Family Solutions, Inc. (a)	7,722	1,135,983
Chegg, Inc. (a)	16,994	1,412,371
Frontdoor, Inc. (a)	9,293	462,977
H&R Block, Inc.	23,194	544,595
		3,555,926
Hotels, Restaurants & Leisure - 5.0%
Boyd Gaming Corp. (a)	2,773	170,512
Caesars Entertainment, Inc. (a)	19,697	2,043,564
Chipotle Mexican Grill, Inc. (a)	4,464	6,920,718
Choice Hotels International, Inc.	5,524	656,583
Churchill Downs, Inc.	5,871	1,163,984
Darden Restaurants, Inc.	14,051	2,051,305
Domino's Pizza, Inc.	4,210	1,963,923
DraftKings, Inc. Class A (a)	48,300	2,519,811
Expedia, Inc. (a)	22,457	3,676,435
Hilton Worldwide Holdings, Inc. (a)	29,210	3,523,310
Penn National Gaming, Inc. (a)	1,560	119,324
Planet Fitness, Inc. (a)	9,091	684,098
Six Flags Entertainment Corp. (a)	4,686	202,810
Travel+Leisure Co.	8,939	531,424
Vail Resorts, Inc. (a)	6,349	2,009,585
Wendy's Co.	28,267	662,013
Wyndham Hotels & Resorts, Inc.	9,178	663,478
Wynn Resorts Ltd. (a)	16,812	2,056,108
Yum China Holdings, Inc.	5,209	345,096
Yum! Brands, Inc.	4,024	462,881
		32,426,962
Household Durables - 1.0%
D.R. Horton, Inc.	21,859	1,975,398
NVR, Inc. (a)	354	1,760,548
PulteGroup, Inc.	12,095	660,024
Tempur Sealy International, Inc.	29,237	1,145,798
Toll Brothers, Inc.	7,218	417,273
TopBuild Corp. (a)	4,334	857,179
		6,816,220
Internet & Direct Marketing Retail - 1.3%
Doordash, Inc.	11,736	2,092,881
Etsy, Inc. (a)	20,143	4,146,235
Wayfair LLC Class A (a)(b)	6,651	2,099,787
		8,338,903
Leisure Products - 1.3%
Brunswick Corp.	1,580	157,400
Mattel, Inc. (a)	56,400	1,133,640
Peloton Interactive, Inc. Class A (a)	41,991	5,207,724
Polaris, Inc.	6,350	869,696
YETI Holdings, Inc. (a)	13,620	1,250,588
		8,619,048
Multiline Retail - 0.1%
Nordstrom, Inc. (a)	14,778	540,431
Specialty Retail - 4.4%
AutoZone, Inc. (a)	750	1,119,165
Best Buy Co., Inc.	9,165	1,053,792
Burlington Stores, Inc. (a)	9,941	3,200,903
CarMax, Inc. (a)	2,225	287,359
Carvana Co. Class A (a)(b)	12,264	3,701,520
Five Below, Inc. (a)	8,763	1,693,625
Floor & Decor Holdings, Inc. Class A (a)	16,188	1,711,072
GameStop Corp. Class A (a)	9,408	2,014,629
L Brands, Inc.	21,931	1,580,348
Leslie's, Inc. (b)	15,319	421,119
Lithia Motors, Inc. Class A (sub. vtg.)	418	143,642
O'Reilly Automotive, Inc. (a)	3,347	1,895,105
Petco Health & Wellness Co., Inc. (b)	746	16,718
RH (a)	2,729	1,852,991
Tractor Supply Co.	18,288	3,402,665
Ulta Beauty, Inc. (a)	8,557	2,958,754
Vroom, Inc. (b)	4,565	191,091
Williams-Sonoma, Inc.	9,057	1,445,950
		28,690,448
Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	393	38,655
Deckers Outdoor Corp. (a)	602	231,210
Hanesbrands, Inc.	32,918	614,579
lululemon athletica, Inc. (a)	18,143	6,621,651
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	2,340	116,602
Tapestry, Inc. (a)	4,836	210,269
VF Corp.	33,131	2,718,067
		10,551,033

TOTAL CONSUMER DISCRETIONARY		104,389,931

CONSUMER STAPLES - 2.1%
Beverages - 0.4%
Boston Beer Co., Inc. Class A (a)	1,483	1,513,846
Brown-Forman Corp.:
Class A	3,583	252,602
Class B (non-vtg.)	14,494	1,086,180
		2,852,628
Food Products - 1.2%
Beyond Meat, Inc. (a)(b)	8,003	1,260,392
Darling Ingredients, Inc. (a)	1,359	91,733
Freshpet, Inc. (a)	6,501	1,059,403
Kellogg Co.	17,806	1,145,460
Lamb Weston Holdings, Inc.	6,855	552,924
Pilgrim's Pride Corp. (a)	3,084	68,403
The Hershey Co.	20,103	3,501,541
		7,679,856
Household Products - 0.5%
Church & Dwight Co., Inc.	2,064	175,894
The Clorox Co.	16,037	2,885,217
		3,061,111
Personal Products - 0.0%
Herbalife Nutrition Ltd. (a)	2,810	148,171

TOTAL CONSUMER STAPLES		13,741,766

ENERGY - 1.5%
Energy Equipment & Services - 0.0%
Halliburton Co.	7,453	172,313
Oil, Gas & Consumable Fuels - 1.5%
Cabot Oil & Gas Corp.	7,412	129,414
Cheniere Energy, Inc. (a)	37,268	3,232,626
Cimarex Energy Co.	3,190	231,116
Continental Resources, Inc.	1,062	40,388
Diamondback Energy, Inc.	13,634	1,280,096
Hess Corp.	2,993	261,349
New Fortress Energy, Inc.	4,202	159,172
Occidental Petroleum Corp.	17,034	532,653
Pioneer Natural Resources Co.	15,318	2,489,481
Texas Pacific Land Corp.	936	1,497,357
		9,853,652

TOTAL ENERGY		10,025,965

FINANCIALS - 4.5%
Banks - 0.2%
Citizens Financial Group, Inc.	11,933	547,367
Sterling Bancorp	2,394	59,347
Synovus Financial Corp.	1,729	75,869
Western Alliance Bancorp.	8,462	785,697
		1,468,280
Capital Markets - 3.0%
Ameriprise Financial, Inc.	10,364	2,579,392
Apollo Global Management LLC Class A (b)	28,396	1,766,231
Ares Management Corp.	19,245	1,223,790
FactSet Research Systems, Inc.	5,192	1,742,487
LPL Financial	12,663	1,709,252
MarketAxess Holdings, Inc.	5,941	2,754,188
Morningstar, Inc.	3,361	864,147
MSCI, Inc.	9,045	4,821,709
Raymond James Financial, Inc.	996	129,380
T. Rowe Price Group, Inc.	11,859	2,347,726
		19,938,302
Consumer Finance - 0.7%
Credit Acceptance Corp. (a)(b)	109	49,498
Discover Financial Services	26,659	3,153,493
Synchrony Financial	17,313	840,027
Upstart Holdings, Inc.	1,949	243,430
		4,286,448
Insurance - 0.5%
Alleghany Corp. (a)	236	157,429
Arch Capital Group Ltd. (a)	14,737	573,859
Brown & Brown, Inc.	2,157	114,623
Erie Indemnity Co. Class A	2,754	532,486
Everest Re Group Ltd.	1,428	359,870
GoHealth, Inc. (a)	6,516	73,044
Lemonade, Inc. (a)(b)	630	68,928
Lincoln National Corp.	4,569	287,116
Markel Corp. (a)	358	424,842
RenaissanceRe Holdings Ltd.	3,444	512,536
		3,104,733
Thrifts & Mortgage Finance - 0.1%
Rocket Cos., Inc.	21,464	415,328
UWM Holdings Corp. Class A	3,249	27,454
		442,782

TOTAL FINANCIALS		29,240,545

HEALTH CARE - 17.5%
Biotechnology - 3.7%
Acceleron Pharma, Inc. (a)	8,448	1,060,140
Alnylam Pharmaceuticals, Inc. (a)	18,655	3,162,396
CureVac NV (a)	8,427	619,216
Exact Sciences Corp. (a)	25,117	3,122,294
Exelixis, Inc. (a)	42,032	765,823
Incyte Corp. (a)	25,154	2,116,206
Ionis Pharmaceuticals, Inc. (a)	20,491	817,386
Iovance Biotherapeutics, Inc. (a)	7,003	182,218
Mirati Therapeutics, Inc. (a)	5,229	844,640
Natera, Inc. (a)	11,609	1,317,970
Neurocrine Biosciences, Inc. (a)	14,884	1,448,511
Novavax, Inc. (a)	11,744	2,493,369
Repligen Corp. (a)	8,345	1,665,829
Sarepta Therapeutics, Inc. (a)	12,161	945,396
Seagen, Inc. (a)	18,951	2,991,984
Ultragenyx Pharmaceutical, Inc. (a)	7,606	725,232
		24,278,610
Health Care Equipment & Supplies - 5.8%
Abiomed, Inc. (a)	7,047	2,199,439
DexCom, Inc. (a)	15,335	6,548,045
Globus Medical, Inc. (a)	852	66,056
IDEXX Laboratories, Inc. (a)	13,460	8,500,654
Insulet Corp. (a)	10,514	2,886,198
Masimo Corp. (a)	5,773	1,399,664
Novocure Ltd. (a)	16,336	3,623,652
Penumbra, Inc. (a)	5,374	1,472,798
ResMed, Inc.	20,597	5,077,572
STERIS PLC	2,385	492,026
Tandem Diabetes Care, Inc. (a)	9,146	890,820
Teleflex, Inc.	1,313	527,550
West Pharmaceutical Services, Inc.	11,775	4,228,403
		37,912,877
Health Care Providers & Services - 1.3%
Amedisys, Inc. (a)	4,515	1,105,859
Cardinal Health, Inc.	27,320	1,559,699
Chemed Corp.	653	309,849
DaVita HealthCare Partners, Inc. (a)	7,841	944,292
Encompass Health Corp.	9,012	703,206
Guardant Health, Inc. (a)	14,282	1,773,682
McKesson Corp.	3,644	696,879
Molina Healthcare, Inc. (a)	1,391	352,006
Oak Street Health, Inc. (a)(b)	14,867	870,760
		8,316,232
Health Care Technology - 1.1%
agilon health, Inc. (a)(b)	7,459	302,612
Certara, Inc.	3,024	85,670
Veeva Systems, Inc. Class A (a)	21,789	6,775,290
		7,163,572
Life Sciences Tools & Services - 5.2%
10X Genomics, Inc. (a)	13,392	2,622,421
Adaptive Biotechnologies Corp. (a)	15,381	628,468
Agilent Technologies, Inc.	44,837	6,627,357
Avantor, Inc. (a)	94,532	3,356,831
Bio-Techne Corp.	6,276	2,825,832
Bruker Corp.	17,688	1,343,934
Charles River Laboratories International, Inc. (a)	7,863	2,908,681
IQVIA Holdings, Inc. (a)	15,699	3,804,182
Maravai LifeSciences Holdings, Inc.	12,357	515,658
Mettler-Toledo International, Inc. (a)	3,733	5,171,474
PPD, Inc. (a)	12,255	564,833
Sotera Health Co.	13,383	324,270
Syneos Health, Inc. (a)	2,791	249,767
Waters Corp. (a)	9,342	3,228,689
		34,172,397
Pharmaceuticals - 0.4%
Catalent, Inc. (a)	6,056	654,775
Horizon Therapeutics PLC (a)	6,477	606,506
Royalty Pharma PLC (b)	30,653	1,256,466
		2,517,747

TOTAL HEALTH CARE		114,361,435

INDUSTRIALS - 14.4%
Aerospace & Defense - 0.9%
Axon Enterprise, Inc. (a)	10,162	1,796,642
BWX Technologies, Inc.	11,425	664,021
HEICO Corp.	2,288	318,993
HEICO Corp. Class A	4,018	498,955
Howmet Aerospace, Inc. (a)	4,600	158,562
Spirit AeroSystems Holdings, Inc. Class A	4,850	228,872
TransDigm Group, Inc. (a)	2,369	1,533,430
Virgin Galactic Holdings, Inc. (a)(b)	21,044	968,024
		6,167,499
Air Freight & Logistics - 0.7%
C.H. Robinson Worldwide, Inc.	4,127	386,576
Expeditors International of Washington, Inc.	19,509	2,469,839
XPO Logistics, Inc. (a)	12,565	1,757,718
		4,614,133
Airlines - 0.7%
Delta Air Lines, Inc. (a)	101,696	4,399,369
Building Products - 1.9%
Advanced Drain Systems, Inc.	8,964	1,044,933
Allegion PLC	10,871	1,514,330
Armstrong World Industries, Inc.	3,643	390,748
Carrier Global Corp.	64,737	3,146,218
Fortune Brands Home & Security, Inc.	5,590	556,820
The AZEK Co., Inc.	9,510	403,795
Trane Technologies PLC	18,489	3,404,564
Trex Co., Inc. (a)	18,400	1,880,664
		12,342,072
Commercial Services & Supplies - 1.8%
Cintas Corp.	13,284	5,074,488
Copart, Inc. (a)	33,249	4,383,216
IAA Spinco, Inc. (a)	21,478	1,171,410
MSA Safety, Inc.	1,669	276,353
Rollins, Inc.	33,528	1,146,658
		12,052,125
Electrical Equipment - 1.7%
Generac Holdings, Inc. (a)	9,753	4,048,958
Plug Power, Inc. (a)(b)	79,590	2,721,182
Rockwell Automation, Inc.	11,207	3,205,426
Vertiv Holdings Co.	44,775	1,222,358
		11,197,924
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	3,121	597,297
Machinery - 1.4%
AGCO Corp.	970	126,469
Allison Transmission Holdings, Inc.	13,117	521,270
Donaldson Co., Inc.	2,459	156,220
Graco, Inc.	16,600	1,256,620
Lincoln Electric Holdings, Inc.	9,142	1,204,093
Middleby Corp. (a)	2,630	455,674
Nordson Corp.	1,575	345,728
Parker Hannifin Corp.	3,404	1,045,402
Toro Co.	16,165	1,776,210
Xylem, Inc.	18,761	2,250,570
		9,138,256
Professional Services - 2.2%
Booz Allen Hamilton Holding Corp. Class A	21,580	1,838,184
CoStar Group, Inc. (a)	48,347	4,004,099
Equifax, Inc.	7,363	1,763,512
Robert Half International, Inc.	15,335	1,364,355
TransUnion Holding Co., Inc.	20,792	2,283,170
Verisk Analytics, Inc.	16,083	2,810,022
		14,063,342
Road & Rail - 1.6%
J.B. Hunt Transport Services, Inc.	11,873	1,934,705
Kansas City Southern	3,886	1,101,176
Landstar System, Inc.	5,378	849,832
Lyft, Inc. (a)	44,599	2,697,348
Old Dominion Freight Lines, Inc.	14,974	3,800,401
TuSimple Holdings, Inc. (a)	660	47,018
		10,430,480
Trading Companies & Distributors - 1.4%
Fastenal Co.	80,945	4,209,140
SiteOne Landscape Supply, Inc. (a)	3,643	616,614
United Rentals, Inc. (a)	3,996	1,274,764
W.W. Grainger, Inc.	6,133	2,686,254
		8,786,772

TOTAL INDUSTRIALS		93,789,269

INFORMATION TECHNOLOGY - 34.1%
Communications Equipment - 0.6%
Arista Networks, Inc. (a)	8,563	3,102,461
CommScope Holding Co., Inc. (a)	31,838	678,468
Ubiquiti, Inc. (b)	925	288,776
		4,069,705
Electronic Equipment & Components - 3.3%
Amphenol Corp. Class A	66,050	4,518,481
CDW Corp.	22,261	3,887,884
Cognex Corp.	27,187	2,285,067
Coherent, Inc. (a)	3,522	931,005
Corning, Inc.	40,930	1,674,037
IPG Photonics Corp. (a)	413	87,048
Jabil, Inc.	18,293	1,063,189
Keysight Technologies, Inc. (a)	12,945	1,998,837
Vontier Corp.	14,511	472,768
Zebra Technologies Corp. Class A (a)	8,467	4,483,192
		21,401,508
IT Services - 5.2%
Broadridge Financial Solutions, Inc.	16,699	2,697,389
EPAM Systems, Inc. (a)	8,558	4,372,796
Euronet Worldwide, Inc. (a)	5,687	769,735
FleetCor Technologies, Inc. (a)	2,962	758,450
Gartner, Inc. (a)	13,355	3,234,581
Genpact Ltd.	1,453	66,010
Globant SA (a)	6,182	1,354,971
GoDaddy, Inc. (a)	2,717	236,270
Jack Henry & Associates, Inc.	3,058	500,014
MongoDB, Inc. Class A (a)	8,411	3,040,745
Okta, Inc. (a)	19,755	4,833,653
Paychex, Inc.	44,675	4,793,628
Sabre Corp. (a)	50,343	628,281
Shift4 Payments, Inc.	6,811	638,327
StoneCo Ltd. Class A (a)	32,742	2,195,679
Switch, Inc. Class A	18,181	383,801
The Western Union Co.	16,061	368,921
WEX, Inc. (a)	4,777	926,260
Wix.com Ltd. (a)	8,478	2,460,994
		34,260,505
Semiconductors & Semiconductor Equipment - 5.4%
Allegro MicroSystems LLC (a)	8,151	225,783
Brooks Automation, Inc.	9,569	911,734
Enphase Energy, Inc. (a)	20,974	3,851,456
Entegris, Inc.	21,407	2,632,419
Maxim Integrated Products, Inc.	40,319	4,248,010
Microchip Technology, Inc.	33,429	5,005,658
MKS Instruments, Inc.	7,427	1,321,635
Monolithic Power Systems, Inc.	7,127	2,661,578
ON Semiconductor Corp. (a)	36,461	1,395,727
Skyworks Solutions, Inc.	12,383	2,374,440
Teradyne, Inc.	26,431	3,540,697
Universal Display Corp.	6,885	1,530,742
Xilinx, Inc.	39,123	5,658,751
		35,358,630
Software - 18.8%
Alteryx, Inc. Class A (a)	9,375	806,438
Anaplan, Inc. (a)	22,358	1,191,681
ANSYS, Inc. (a)	5,762	1,999,760
Aspen Technology, Inc. (a)	10,806	1,486,257
Avalara, Inc. (a)	13,469	2,179,284
Bentley Systems, Inc. Class B	21,462	1,390,308
Bill.Com Holdings, Inc. (a)	11,929	2,185,154
C3.Ai, Inc. (b)	776	48,523
Cadence Design Systems, Inc. (a)	43,712	5,980,676
CDK Global, Inc.	2,997	148,921
Citrix Systems, Inc.	6,995	820,304
Cloudflare, Inc. (a)	37,694	3,989,533
Coupa Software, Inc. (a)	11,637	3,050,174
Crowdstrike Holdings, Inc. (a)	25,519	6,413,180
Datadog, Inc. Class A (a)	36,044	3,751,460
DocuSign, Inc. (a)	30,340	8,482,154
DoubleVerify Holdings, Inc. (a)	2,417	102,336
Dropbox, Inc. Class A (a)	48,671	1,475,218
Duck Creek Technologies, Inc. (a)(b)	2,536	110,341
Dynatrace, Inc. (a)	27,531	1,608,361
Elastic NV (a)	10,864	1,583,537
Everbridge, Inc. (a)(b)	5,991	815,255
Fair Isaac Corp. (a)	4,436	2,229,888
FireEye, Inc. (a)	10,894	220,277
Five9, Inc. (a)	10,620	1,947,602
Fortinet, Inc. (a)	21,298	5,072,971
HubSpot, Inc. (a)	7,087	4,129,737
Jamf Holding Corp. (a)(b)	7,107	238,582
Manhattan Associates, Inc. (a)	5,351	775,039
McAfee Corp.	5,808	162,740
Medallia, Inc. (a)	8,985	303,244
nCino, Inc. (a)(b)	7,463	447,183
New Relic, Inc. (a)	8,679	581,233
NortonLifeLock, Inc.	23,354	635,696
Nuance Communications, Inc. (a)	18,039	982,043
Nutanix, Inc. Class A (a)	30,665	1,172,016
Palantir Technologies, Inc. (a)	258,390	6,811,160
Palo Alto Networks, Inc. (a)	15,159	5,624,747
Paycom Software, Inc. (a)	8,064	2,931,022
Paylocity Holding Corp. (a)	5,968	1,138,694
Pegasystems, Inc.	6,140	854,627
Proofpoint, Inc. (a)	9,218	1,601,720
PTC, Inc. (a)	16,759	2,367,376
RingCentral, Inc. (a)	12,779	3,713,322
Slack Technologies, Inc. Class A (a)	79,917	3,540,323
Smartsheet, Inc. (a)	19,117	1,382,541
Splunk, Inc. (a)	26,057	3,767,321
Synopsys, Inc. (a)	15,299	4,219,311
Teradata Corp. (a)	14,748	736,958
The Trade Desk, Inc. (a)	68,144	5,271,620
Tyler Technologies, Inc. (a)	5,544	2,507,939
Unity Software, Inc. (b)	23,401	2,570,132
Zendesk, Inc. (a)	18,705	2,699,880
Zscaler, Inc. (a)	12,293	2,656,026
		122,911,825
Technology Hardware, Storage & Peripherals - 0.8%
HP, Inc.	68,867	2,079,095
NCR Corp. (a)	6,873	313,478
NetApp, Inc.	23,476	1,920,806
Pure Storage, Inc. Class A (a)	39,582	773,036
		5,086,415

TOTAL INFORMATION TECHNOLOGY		223,088,588

MATERIALS - 2.0%
Chemicals - 1.3%
Axalta Coating Systems Ltd. (a)	5,863	178,763
Celanese Corp. Class A	6,537	991,009
Diversey Holdings Ltd. (a)	6,280	112,475
FMC Corp.	5,172	559,610
LyondellBasell Industries NV Class A	5,131	527,826
Olin Corp.	1,733	80,169
PPG Industries, Inc.	15,891	2,697,815
RPM International, Inc.	11,879	1,053,430
The Chemours Co. LLC	13,446	467,921
The Scotts Miracle-Gro Co. Class A	6,536	1,254,389
W.R. Grace & Co.	9,041	624,914
Westlake Chemical Corp.	1,052	94,775
		8,643,096
Containers & Packaging - 0.6%
Avery Dennison Corp.	6,994	1,470,419
Ball Corp.	15,155	1,227,858
Crown Holdings, Inc.	2,531	258,694
Graphic Packaging Holding Co.	12,627	229,054
Sealed Air Corp.	13,057	773,627
		3,959,652
Metals & Mining - 0.1%
Steel Dynamics, Inc.	5,952	354,739
Paper & Forest Products - 0.0%
Louisiana-Pacific Corp.	1,180	71,142

TOTAL MATERIALS		13,028,629

REAL ESTATE - 1.9%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Brookfield Property REIT, Inc. Class A	5,100	96,339
CoreSite Realty Corp.	5,281	710,823
Equity Lifestyle Properties, Inc.	14,615	1,086,041
Extra Space Storage, Inc.	1,922	314,862
Iron Mountain, Inc.	32,104	1,358,641
Lamar Advertising Co. Class A	11,991	1,252,100
SBA Communications Corp. Class A	2,871	914,988
Simon Property Group, Inc.	45,096	5,884,126
		11,617,920
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	2,808	240,730
Opendoor Technologies, Inc. (a)	11,056	196,023
		436,753

TOTAL REAL ESTATE		12,054,673

UTILITIES - 0.1%
Electric Utilities - 0.1%
NRG Energy, Inc.	17,524	706,217
Independent Power and Renewable Electricity Producers - 0.0%
Brookfield Renewable Corp.	5,085	213,265

TOTAL UTILITIES		919,482

TOTAL COMMON STOCKS
(Cost $507,098,368)		655,114,958

Money Market Funds - 2.7%
Fidelity Cash Central Fund 0.06% (c)	2,045,098	2,045,507
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	15,804,245	15,805,825
TOTAL MONEY MARKET FUNDS
(Cost $17,851,332)		17,851,332
TOTAL INVESTMENT IN SECURITIES - 103.0%
(Cost $524,949,700)		672,966,290
NET OTHER ASSETS (LIABILITIES) - (3.0)%		(19,453,219)
NET ASSETS - 100%		$653,513,071

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,548
Fidelity Securities Lending Cash Central Fund	30,715
Total	$33,263

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$464,912	$247,799,926	$246,220,929	$1,598	$--	$2,045,507	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	6,600,084	125,411,313	116,205,572	--	--	15,805,825	0.0%
Total	$7,064,996	$373,211,239	$362,426,501	$1,598	$--	$17,851,332

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$40,474,675	$40,474,675	$--	$--
Consumer Discretionary	104,389,931	104,389,931	--	--
Consumer Staples	13,741,766	13,741,766	--	--
Energy	10,025,965	10,025,965	--	--
Financials	29,240,545	29,240,545	--	--
Health Care	114,361,435	114,361,435	--	--
Industrials	93,789,269	93,789,269	--	--
Information Technology	223,088,588	223,088,588	--	--
Materials	13,028,629	13,028,629	--	--
Real Estate	12,054,673	12,054,673	--	--
Utilities	919,482	919,482	--	--
Money Market Funds	17,851,332	17,851,332	--	--
Total Investments in Securities:	$672,966,290	$672,966,290	$--	$--

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value (including securities loaned of $15,439,065) — See accompanying schedule: Unaffiliated issuers (cost $507,098,368)	$655,114,958
Fidelity Central Funds (cost $17,851,332)	17,851,332
Total Investment in Securities (cost $524,949,700)		$672,966,290
Segregated cash with brokers for derivative instruments		67,500
Cash		533,056
Receivable for investments sold		1,536,922
Receivable for fund shares sold		1,329,271
Dividends receivable		174,807
Distributions receivable from Fidelity Central Funds		4,571
Receivable for daily variation margin on futures contracts		1,271
Total assets		676,613,688
Liabilities
Payable for investments purchased	$3,728,142
Payable for fund shares redeemed	3,540,410
Accrued management fee	26,240
Collateral on securities loaned	15,805,825
Total liabilities		23,100,617
Net Assets		$653,513,071
Net Assets consist of:
Paid in capital		$472,189,059
Total accumulated earnings (loss)		181,324,012
Net Assets		$653,513,071
Net Asset Value, offering price and redemption price per share ($653,513,071 ÷ 21,028,400 shares)		$31.08

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Dividends		$2,399,131
Income from Fidelity Central Funds (including $30,715 from security lending)		33,263
Total income		2,432,394
Expenses
Management fee	$235,290
Independent trustees' fees and expenses	1,176
Interest	176
Miscellaneous	250
Total expenses before reductions	236,892
Expense reductions	(42)
Total expenses after reductions		236,850
Net investment income (loss)		2,195,544
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,185,223
Fidelity Central Funds	1,598
Futures contracts	271,514
Total net realized gain (loss)		36,458,335
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	117,941,229
Futures contracts	(13,389)
Total change in net unrealized appreciation (depreciation)		117,927,840
Net gain (loss)		154,386,175
Net increase (decrease) in net assets resulting from operations		$156,581,719

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,195,544	$462,939
Net realized gain (loss)	36,458,335	(3,970,177)
Change in net unrealized appreciation (depreciation)	117,927,840	30,088,750
Net increase (decrease) in net assets resulting from operations	156,581,719	26,581,512
Distributions to shareholders	(1,551,608)	(47,827)
Share transactions
Proceeds from sales of shares	465,585,094	208,176,361
Reinvestment of distributions	816,460	37,879
Cost of shares redeemed	(176,873,923)	(25,792,596)
Net increase (decrease) in net assets resulting from share transactions	289,527,631	182,421,644
Total increase (decrease) in net assets	444,557,742	208,955,329
Net Assets
Beginning of period	208,955,329	–
End of period	$653,513,071	$208,955,329
Other Information
Shares
Sold	17,906,066	10,991,083
Issued in reinvestment of distributions	30,298	1,805
Redeemed	(6,532,790)	(1,368,062)
Net increase (decrease)	11,403,574	9,624,826

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Growth Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$21.71	$20.00
Income from Investment Operations
Net investment income (loss)B	.13	.15
Net realized and unrealized gain (loss)	9.34	1.62
Total from investment operations	9.47	1.77
Distributions from net investment income	(.10)	(.06)
Distributions from net realized gain	–	–C
Total distributions	(.10)	(.06)
Net asset value, end of period	$31.08	$21.71
Total ReturnD,E	43.70%	8.86%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%H
Expenses net of fee waivers, if any	.05%	.05%H
Expenses net of all reductions	.05%	.05%H
Net investment income (loss)	.47%	.76%H
Supplemental Data
Net assets, end of period (000 omitted)	$653,513	$208,955
Portfolio turnover rateI	54%	109%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Amount represents less than $.005 per share.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® Mid Cap Value Index Fund	52.83%	15.77%

 A From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Mid Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell Midcap® Value Index performed over the same period.

Period Ending Values
$13,349	Fidelity® Mid Cap Value Index Fund
$13,402	Russell Midcap® Value Index

Fidelity® Mid Cap Value Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 40.79% for the 12 months ending June 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed to close the first half of the year. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. By sector, financials (+62%) led, riding momentum among banks (+71%). Industrials (+51%), materials and energy (+49% each) followed. Conversely, notable “laggards” included the utilities (+16%), consumer staples (+23%) and health care (+28%) sectors. Information technology (+42%) edged the index.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending June 30, 2021, the fund gained 52.83%, roughly in line with the 53.06% advance of the benchmark Russell Midcap® Value index. By sector, financials gained 68% and contributed most, followed by industrials, which gained roughly 57%, and consumer discretionary, which advanced about 70%. The materials sector rose roughly 75%, information technology gained 53%, and real estate advanced 42%. Other notable contributors included the health care (+39%), energy (+75%), communication services (+66%), utilities (+14%), and consumer staples (+25%) sectors. Turning to individual stocks, the biggest individual contributor was Freeport McMoRan (+224%), from the materials sector. Ford Motor, within the automobiles & components category, gained about 151% and boosted the fund. In media & entertainment, Twitter (+131%) helped. Other contributors were Johnson Controls (+101%) and Trane Technologies (+110%), from the capital goods segment. In contrast, the biggest individual detractor was Viatris (-6%), from the pharmaceuticals, biotechnology & life sciences industry. Citrix Systems, within the software & services group, returned roughly -20% and hindered the fund. In capital goods, Array Technologies (-62%) hurt. Other detractors were Phillips 66 (-5%) and Valero Energy (-5%), from the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Mid Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Twitter, Inc.	0.7
Marvell Technology, Inc.	0.7
IHS Markit Ltd.	0.6
Alexion Pharmaceuticals, Inc.	0.6
Prudential Financial, Inc.	0.6
Marathon Petroleum Corp.	0.6
Phillips 66 Co.	0.5
International Flavors & Fragrances, Inc.	0.5
Motorola Solutions, Inc.	0.5
AFLAC, Inc.	0.5
5.8

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Financials	16.1
Industrials	16.0
Consumer Discretionary	10.9
Real Estate	10.5
Information Technology	9.6

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	99.9%
Short-Term Investments and Net Other Assets (Liabilities)	0.1%

 * Foreign investments - 6.7%

Fidelity® Mid Cap Value Index Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.6%
	Shares	Value
COMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 0.2%
Lumen Technologies, Inc.	140,924	$1,915,157
Entertainment - 0.4%
Live Nation Entertainment, Inc. (a)	10,605	928,892
Madison Square Garden Sports Corp. (a)	1,476	254,713
Take-Two Interactive Software, Inc. (a)	11,705	2,072,019
World Wrestling Entertainment, Inc. Class A	768	44,460
Zynga, Inc. (a)	67,158	713,890
		4,013,974
Interactive Media & Services - 0.9%
IAC (a)	9,756	1,504,083
TripAdvisor, Inc. (a)	4,835	194,851
Twitter, Inc. (a)	89,336	6,147,208
Vimeo, Inc. (a)	1,273	62,377
		7,908,519
Media - 2.7%
Altice U.S.A., Inc. Class A (a)	8,144	278,036
Cable One, Inc.	327	625,489
Discovery Communications, Inc.:
Class A (a)	21,219	650,999
Class C (non-vtg.) (a)	40,310	1,168,184
DISH Network Corp. Class A (a)	31,729	1,326,272
Fox Corp.:
Class A	41,168	1,528,568
Class B	19,531	687,491
Interpublic Group of Companies, Inc.	50,249	1,632,590
Liberty Broadband Corp.:
Class A (a)	3,154	530,408
Class C (a)	19,424	3,373,172
Liberty Media Corp.:
Liberty Formula One Group Series C (a)	25,318	1,220,581
Liberty Media Class A (a)	3,177	135,436
Liberty SiriusXM Series A (a)	10,145	472,554
Liberty SiriusXM Series C (a)	20,756	962,871
News Corp.:
Class A	50,082	1,290,613
Class B	15,386	374,649
Nexstar Broadcasting Group, Inc. Class A	4,922	727,865
Omnicom Group, Inc.	27,251	2,179,807
Sirius XM Holdings, Inc. (b)	115,589	755,952
The New York Times Co. Class A	21,126	920,037
ViacomCBS, Inc.:
Class A	1,202	58,237
Class B	74,428	3,364,146
		24,263,957

TOTAL COMMUNICATION SERVICES		38,101,607

CONSUMER DISCRETIONARY - 10.9%
Auto Components - 0.9%
Aptiv PLC (a)	28,225	4,440,639
BorgWarner, Inc.	30,576	1,484,159
Gentex Corp.	30,909	1,022,779
Lear Corp.	7,665	1,343,521
QuantumScape Corp. Class A (a)	4,223	123,565
		8,414,663
Automobiles - 0.2%
Harley-Davidson, Inc.	19,606	898,347
Thor Industries, Inc.	4,008	452,904
		1,351,251
Distributors - 0.5%
Genuine Parts Co.	18,074	2,285,819
LKQ Corp. (a)	35,826	1,763,356
		4,049,175
Diversified Consumer Services - 0.4%
Bright Horizons Family Solutions, Inc. (a)	1,558	229,197
Chegg, Inc. (a)	4,235	351,971
Frontdoor, Inc. (a)	3,452	171,979
Grand Canyon Education, Inc. (a)	5,906	531,363
H&R Block, Inc.	4,497	105,590
Service Corp. International	20,915	1,120,835
Terminix Global Holdings, Inc. (a)	16,489	786,690
		3,297,625
Hotels, Restaurants & Leisure - 2.8%
ARAMARK Holdings Corp.	29,301	1,091,462
Boyd Gaming Corp. (a)	8,202	504,341
Caesars Entertainment, Inc. (a)	9,673	1,003,574
Carnival Corp. (a)	109,018	2,873,714
Darden Restaurants, Inc.	5,354	781,630
Domino's Pizza, Inc.	1,588	740,786
Hilton Worldwide Holdings, Inc. (a)	11,547	1,392,799
Hyatt Hotels Corp. Class A(a)(b)	5,137	398,837
Marriott Vacations Worldwide Corp. (a)	5,334	849,706
MGM Resorts International	52,240	2,228,036
Norwegian Cruise Line Holdings Ltd. (a)(b)	47,150	1,386,682
Penn National Gaming, Inc. (a)	18,675	1,428,451
Planet Fitness, Inc. (a)	3,300	248,325
Royal Caribbean Cruises Ltd. (a)	28,062	2,393,127
Six Flags Entertainment Corp. (a)	6,043	261,541
Travel+Leisure Co.	3,604	214,258
Wyndham Hotels & Resorts, Inc.	4,296	310,558
Yum China Holdings, Inc.	49,662	3,290,108
Yum! Brands, Inc.	34,931	4,018,113
		25,416,048
Household Durables - 1.8%
D.R. Horton, Inc.	25,007	2,259,883
Garmin Ltd.	19,368	2,801,388
Leggett & Platt, Inc.	17,028	882,221
Lennar Corp.:
Class A	34,597	3,437,212
Class B	2,198	179,027
Mohawk Industries, Inc. (a)	7,221	1,387,804
Newell Brands, Inc.	48,579	1,334,465
NVR, Inc. (a)	140	696,262
PulteGroup, Inc.	23,725	1,294,673
Toll Brothers, Inc.	8,488	490,691
TopBuild Corp. (a)	720	142,402
Whirlpool Corp.	7,852	1,711,893
		16,617,921
Internet & Direct Marketing Retail - 0.2%
Doordash, Inc.	1,278	227,906
Qurate Retail, Inc. Series A	47,770	625,309
Wayfair LLC Class A (a)(b)	4,282	1,351,870
		2,205,085
Leisure Products - 0.3%
Brunswick Corp.	8,692	865,897
Hasbro, Inc.	16,323	1,542,850
Polaris, Inc.	2,241	306,927
		2,715,674
Multiline Retail - 0.5%
Dollar Tree, Inc. (a)	29,644	2,949,578
Kohl's Corp.	20,017	1,103,137
Nordstrom, Inc. (a)	2,203	80,564
Ollie's Bargain Outlet Holdings, Inc. (a)	8,373	704,420
		4,837,699
Specialty Retail - 2.2%
Advance Auto Parts, Inc.	8,379	1,718,868
AutoNation, Inc. (a)	6,446	611,145
AutoZone, Inc. (a)	2,214	3,303,775
Best Buy Co., Inc.	24,638	2,832,877
Burlington Stores, Inc. (a)	489	157,453
CarMax, Inc. (a)	19,075	2,463,536
Dick's Sporting Goods, Inc.	8,055	807,030
Foot Locker, Inc.	11,521	710,039
Gap, Inc.	25,788	867,766
L Brands, Inc.	12,773	920,422
Leslie's, Inc.	1,578	43,379
Lithia Motors, Inc. Class A (sub. vtg.)	3,361	1,154,974
O'Reilly Automotive, Inc. (a)	6,132	3,472,000
Penske Automotive Group, Inc.	4,038	304,829
Petco Health & Wellness Co., Inc. (b)	8,879	198,978
Vroom, Inc. (b)	10,962	458,869
Williams-Sonoma, Inc.	2,282	364,321
		20,390,261
Textiles, Apparel & Luxury Goods - 1.1%
Capri Holdings Ltd. (a)	18,890	1,080,319
Carter's, Inc.	5,540	571,562
Columbia Sportswear Co.	4,755	467,702
Deckers Outdoor Corp. (a)	3,079	1,182,552
Hanesbrands, Inc.	17,713	330,702
PVH Corp. (a)	9,085	977,455
Ralph Lauren Corp.	6,072	715,342
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	15,006	747,749
Tapestry, Inc. (a)	32,074	1,394,578
Under Armour, Inc.:
Class A (sub. vtg.) (a)	24,324	514,453
Class C (non-vtg.) (a)	25,092	465,958
VF Corp.	14,778	1,212,387
		9,660,759

TOTAL CONSUMER DISCRETIONARY		98,956,161

CONSUMER STAPLES - 4.2%
Beverages - 0.3%
Brown-Forman Corp.:
Class A	2,898	204,309
Class B (non-vtg.)	11,878	890,137
Molson Coors Beverage Co. Class B (a)	22,806	1,224,454
		2,318,900
Food & Staples Retailing - 0.7%
Albertsons Companies, Inc. (b)	19,712	387,538
Casey's General Stores, Inc.	4,718	918,312
Grocery Outlet Holding Corp. (a)(b)	11,093	384,483
Kroger Co.	95,724	3,667,186
U.S. Foods Holding Corp. (a)	28,250	1,083,670
		6,441,189
Food Products - 2.7%
Archer Daniels Midland Co.	71,236	4,316,902
Beyond Meat, Inc. (a)(b)	895	140,954
Bunge Ltd.	17,545	1,371,142
Campbell Soup Co.	24,943	1,137,151
Conagra Brands, Inc.	59,921	2,179,926
Darling Ingredients, Inc. (a)	19,545	1,319,288
Flowers Foods, Inc.	24,112	583,510
Hormel Foods Corp.	36,237	1,730,317
Ingredion, Inc.	8,596	777,938
Kellogg Co.	17,893	1,151,057
Lamb Weston Holdings, Inc.	13,144	1,060,195
McCormick & Co., Inc. (non-vtg.)	31,907	2,818,026
Pilgrim's Pride Corp. (a)	3,567	79,116
Post Holdings, Inc. (a)	7,557	819,708
Seaboard Corp.	32	123,799
The Hain Celestial Group, Inc. (a)	10,639	426,837
The Hershey Co.	2,639	459,661
The J.M. Smucker Co.	13,590	1,760,856
Tyson Foods, Inc. Class A	36,734	2,709,500
		24,965,883
Household Products - 0.4%
Church & Dwight Co., Inc.	29,721	2,532,824
Reynolds Consumer Products, Inc. (b)	6,899	209,385
Spectrum Brands Holdings, Inc.	5,315	451,988
The Clorox Co.	3,045	547,826
		3,742,023
Personal Products - 0.1%
Coty, Inc. Class A (a)	36,851	344,188
Herbalife Nutrition Ltd. (a)	11,526	607,766
		951,954

TOTAL CONSUMER STAPLES		38,419,949

ENERGY - 5.1%
Energy Equipment & Services - 0.6%
Baker Hughes Co. Class A	94,284	2,156,275
Halliburton Co.	107,351	2,481,955
NOV, Inc. (a)	49,975	765,617
		5,403,847
Oil, Gas & Consumable Fuels - 4.5%
Antero Midstream GP LP	42,446	441,014
APA Corp.	48,255	1,043,756
Cabot Oil & Gas Corp. (b)	44,381	774,892
Cimarex Energy Co.	10,320	747,684
Continental Resources, Inc.	7,406	281,650
Devon Energy Corp.	86,229	2,517,025
Diamondback Energy, Inc.	12,147	1,140,482
EQT Corp. (a)	35,713	794,971
Hess Corp.	33,074	2,888,022
HollyFrontier Corp.	19,231	632,700
Marathon Oil Corp.	100,129	1,363,757
Marathon Petroleum Corp.	83,395	5,038,726
Occidental Petroleum Corp.	94,422	2,952,576
ONEOK, Inc.	56,739	3,156,958
Phillips 66 Co.	56,025	4,808,066
Pioneer Natural Resources Co.	15,297	2,486,068
Targa Resources Corp.	28,785	1,279,493
The Williams Companies, Inc.	155,466	4,127,622
Valero Energy Corp.	52,238	4,078,743
		40,554,205

TOTAL ENERGY		45,958,052

FINANCIALS - 16.1%
Banks - 4.7%
Bank of Hawaii Corp.	5,052	425,479
Bank OZK	15,778	665,200
BOK Financial Corp.	3,880	336,008
Citizens Financial Group, Inc.	44,795	2,054,747
Comerica, Inc.	17,823	1,271,493
Commerce Bancshares, Inc.	13,610	1,014,762
Cullen/Frost Bankers, Inc.	7,317	819,504
East West Bancorp, Inc.	18,025	1,292,212
Fifth Third Bancorp	89,745	3,430,951
First Citizens Bancshares, Inc.	776	646,206
First Hawaiian, Inc.	16,525	468,319
First Horizon National Corp.	69,925	1,208,304
First Republic Bank	22,431	4,198,410
FNB Corp., Pennsylvania	40,426	498,453
Huntington Bancshares, Inc.	187,400	2,674,198
KeyCorp	123,822	2,556,924
M&T Bank Corp.	16,418	2,385,700
PacWest Bancorp	15,146	623,409
Peoples United Financial, Inc.	54,423	932,810
Pinnacle Financial Partners, Inc.	9,519	840,433
Popular, Inc.	10,618	796,881
Prosperity Bancshares, Inc.	11,442	821,536
Regions Financial Corp.	123,050	2,483,149
Signature Bank	7,219	1,773,347
Sterling Bancorp	22,341	553,833
SVB Financial Group (a)	6,915	3,847,713
Synovus Financial Corp.	17,493	767,593
Umpqua Holdings Corp.	27,922	515,161
Webster Financial Corp.	11,567	616,984
Western Alliance Bancorp.	6,068	563,414
Wintrust Financial Corp.	7,194	544,082
Zions Bancorp NA	20,631	1,090,555
		42,717,770
Capital Markets - 3.8%
Affiliated Managers Group, Inc.	5,319	820,243
Ameriprise Financial, Inc.	6,589	1,639,870
Ares Management Corp.	2,113	134,366
Carlyle Group LP	20,769	965,343
Cboe Global Markets, Inc.	13,568	1,615,270
Evercore, Inc. Class A	5,130	722,150
FactSet Research Systems, Inc.	669	224,523
Franklin Resources, Inc.	36,949	1,181,999
Interactive Brokers Group, Inc.	10,307	677,479
Invesco Ltd.	42,630	1,139,500
Janus Henderson Group PLC	21,885	849,357
KKR & Co. LP	70,382	4,169,430
Lazard Ltd. Class A	13,099	592,730
Morningstar, Inc.	279	71,734
MSCI, Inc.	2,992	1,594,975
NASDAQ, Inc.	14,599	2,566,504
Northern Trust Corp.	26,258	3,035,950
Raymond James Financial, Inc.	14,953	1,942,395
SEI Investments Co.	14,029	869,377
State Street Corp.	44,461	3,658,251
Stifel Financial Corp.	13,070	847,720
T. Rowe Price Group, Inc.	19,277	3,816,268
Tradeweb Markets, Inc. Class A	13,415	1,134,372
Virtu Financial, Inc. Class A	11,849	327,388
		34,597,194
Consumer Finance - 1.1%
Ally Financial, Inc.	47,379	2,361,369
Credit Acceptance Corp. (a)(b)	1,094	496,796
Discover Financial Services	17,553	2,076,344
OneMain Holdings, Inc.	11,371	681,237
Santander Consumer U.S.A. Holdings, Inc.	7,652	277,921
SLM Corp.	41,231	863,377
Synchrony Financial	60,375	2,929,395
		9,686,439
Diversified Financial Services - 0.4%
Equitable Holdings, Inc.	48,956	1,490,710
Jefferies Financial Group, Inc.	27,999	957,566
Paysafe Ltd. (a)	39,170	474,349
Voya Financial, Inc.	15,414	947,961
		3,870,586
Insurance - 5.5%
AFLAC, Inc.	85,867	4,607,623
Alleghany Corp. (a)	1,537	1,025,287
American Financial Group, Inc.	8,670	1,081,322
Arch Capital Group Ltd. (a)	37,753	1,470,102
Arthur J. Gallagher & Co.	25,872	3,624,150
Assurant, Inc.	7,718	1,205,397
Assured Guaranty Ltd.	9,232	438,335
Athene Holding Ltd. (a)	14,772	997,110
Axis Capital Holdings Ltd.	9,832	481,866
Brighthouse Financial, Inc. (a)	11,098	505,403
Brown & Brown, Inc.	28,187	1,497,857
Cincinnati Financial Corp.	19,161	2,234,556
CNA Financial Corp.	3,508	159,579
Erie Indemnity Co. Class A	981	189,676
Everest Re Group Ltd.	3,922	988,383
Fidelity National Financial, Inc.	35,263	1,532,530
First American Financial Corp.	13,638	850,329
Globe Life, Inc.	12,960	1,234,440
GoHealth, Inc. (a)	870	9,753
Hanover Insurance Group, Inc.	4,588	622,316
Hartford Financial Services Group, Inc.	45,639	2,828,249
Kemper Corp.	7,842	579,524
Lemonade, Inc. (a)(b)	4,414	482,936
Lincoln National Corp.	20,523	1,289,665
Loews Corp.	28,302	1,546,704
Markel Corp. (a)	1,442	1,711,236
Mercury General Corp.	3,379	219,466
Old Republic International Corp.	35,845	892,899
Primerica, Inc.	5,024	769,375
Principal Financial Group, Inc.	34,373	2,172,030
Prudential Financial, Inc.	50,442	5,168,792
Reinsurance Group of America, Inc.	8,680	989,520
RenaissanceRe Holdings Ltd.	3,530	525,335
Unum Group	26,142	742,433
W.R. Berkley Corp.	17,631	1,312,275
White Mountains Insurance Group Ltd.	383	439,695
Willis Towers Watson PLC	16,432	3,779,689
		50,205,837
Mortgage Real Estate Investment Trusts - 0.5%
AGNC Investment Corp.	67,009	1,131,782
Annaly Capital Management, Inc.	178,288	1,583,197
New Residential Investment Corp.	55,659	589,429
Starwood Property Trust, Inc.	35,107	918,750
		4,223,158
Thrifts & Mortgage Finance - 0.1%
MGIC Investment Corp.	43,452	590,947
New York Community Bancorp, Inc.	57,996	639,116
TFS Financial Corp.	6,251	126,895
UWM Holdings Corp. Class A	2,807	23,719
		1,380,677

TOTAL FINANCIALS		146,681,661

HEALTH CARE - 8.8%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	28,279	5,195,135
BioMarin Pharmaceutical, Inc. (a)	23,359	1,949,075
Exact Sciences Corp. (a)	1,626	202,128
Exelixis, Inc. (a)	5,660	103,125
Incyte Corp. (a)	3,378	284,191
Ionis Pharmaceuticals, Inc. (a)	1,407	56,125
Iovance Biotherapeutics, Inc. (a)	12,833	333,915
Mirati Therapeutics, Inc. (a)	827	133,585
Natera, Inc. (a)	676	76,746
Repligen Corp. (a)	403	80,447
Sage Therapeutics, Inc. (a)	6,524	370,628
Seagen, Inc. (a)	1,813	286,236
Ultragenyx Pharmaceutical, Inc. (a)	2,095	199,758
United Therapeutics Corp. (a)	5,653	1,014,205
		10,285,299
Health Care Equipment & Supplies - 2.2%
Dentsply Sirona, Inc.	27,836	1,760,905
Envista Holdings Corp. (a)	20,598	890,040
Globus Medical, Inc. (a)	9,408	729,402
Hill-Rom Holdings, Inc.	8,513	966,992
Hologic, Inc. (a)	32,444	2,164,664
ICU Medical, Inc. (a)	2,528	520,262
Integra LifeSciences Holdings Corp. (a)	9,286	633,677
Masimo Corp. (a)	1,747	423,560
Quidel Corp. (a)	4,828	618,563
ResMed, Inc.	1,828	450,639
STERIS PLC	10,900	2,248,670
Tandem Diabetes Care, Inc. (a)	465	45,291
Teleflex, Inc.	4,924	1,978,414
The Cooper Companies, Inc.	6,190	2,452,911
Zimmer Biomet Holdings, Inc.	26,703	4,294,376
		20,178,366
Health Care Providers & Services - 2.1%
Acadia Healthcare Co., Inc. (a)	11,346	711,962
Amedisys, Inc. (a)	472	115,607
AmerisourceBergen Corp.	18,791	2,151,382
Cardinal Health, Inc.	15,221	868,967
Chemed Corp.	1,472	698,464
DaVita HealthCare Partners, Inc. (a)	2,652	319,380
Encompass Health Corp.	5,292	412,935
Henry Schein, Inc. (a)	17,987	1,334,456
Laboratory Corp. of America Holdings (a)	12,504	3,449,228
McKesson Corp.	17,465	3,340,007
Molina Healthcare, Inc. (a)	6,241	1,579,347
Oak Street Health, Inc. (a)(b)	1,264	74,032
Premier, Inc.	15,661	544,846
Quest Diagnostics, Inc.	16,675	2,200,600
Signify Health, Inc. (b)	2,903	88,338
Universal Health Services, Inc. Class B	9,677	1,417,003
		19,306,554
Health Care Technology - 0.8%
agilon health, Inc. (a)(b)	395	16,025
Cerner Corp.	38,548	3,012,912
Certara, Inc.	1,833	51,929
Change Healthcare, Inc. (a)	31,643	729,055
Teladoc Health, Inc. (a)(b)	18,764	3,120,266
		6,930,187
Life Sciences Tools & Services - 1.2%
Adaptive Biotechnologies Corp. (a)	1,506	61,535
Agilent Technologies, Inc.	4,070	601,587
Bio-Rad Laboratories, Inc. Class A (a)	2,718	1,751,180
Charles River Laboratories International, Inc. (a)	399	147,598
IQVIA Holdings, Inc. (a)	12,349	2,992,410
PerkinElmer, Inc.	14,330	2,212,695
PPD, Inc. (a)	12,021	554,048
QIAGEN NV (a)	28,975	1,401,811
Syneos Health, Inc. (a)	11,337	1,014,548
Waters Corp. (a)	544	188,012
		10,925,424
Pharmaceuticals - 1.4%
Catalent, Inc. (a)	15,918	1,721,054
Elanco Animal Health, Inc. (a)	56,954	1,975,734
Horizon Therapeutics PLC (a)	22,720	2,127,501
Jazz Pharmaceuticals PLC (a)	7,566	1,344,024
Nektar Therapeutics (a)(b)	22,532	386,649
Organon & Co. (a)	32,454	982,058
Perrigo Co. PLC	17,122	785,044
Royalty Pharma PLC (b)	17,032	698,142
Viatris, Inc.	154,645	2,209,877
		12,230,083

TOTAL HEALTH CARE		79,855,913

INDUSTRIALS - 16.0%
Aerospace & Defense - 1.5%
BWX Technologies, Inc.	2,979	173,139
Curtiss-Wright Corp.	5,237	621,946
HEICO Corp.	3,858	537,882
HEICO Corp. Class A	6,830	848,149
Hexcel Corp. (a)(b)	10,731	669,614
Howmet Aerospace, Inc. (a)	46,300	1,595,961
Huntington Ingalls Industries, Inc.	5,038	1,061,759
Mercury Systems, Inc. (a)	7,013	464,822
Spirit AeroSystems Holdings, Inc. Class A	9,413	444,199
Teledyne Technologies, Inc. (a)	5,878	2,461,883
Textron, Inc.	28,877	1,985,871
TransDigm Group, Inc. (a)	4,712	3,050,030
Virgin Galactic Holdings, Inc. (a)(b)	1,459	67,114
		13,982,369
Air Freight & Logistics - 0.2%
C.H. Robinson Worldwide, Inc.	13,544	1,268,666
Expeditors International of Washington, Inc.	5,859	741,749
XPO Logistics, Inc. (a)	1,674	234,176
		2,244,591
Airlines - 1.1%
Alaska Air Group, Inc. (a)	15,610	941,439
American Airlines Group, Inc. (a)(b)	81,783	1,734,617
Copa Holdings SA Class A (a)	4,002	301,471
JetBlue Airways Corp. (a)	40,639	681,922
Southwest Airlines Co. (a)	75,582	4,012,648
United Airlines Holdings, Inc. (a)	41,372	2,163,342
		9,835,439
Building Products - 1.7%
A.O. Smith Corp.	16,910	1,218,535
Allegion PLC	2,725	379,593
Armstrong World Industries, Inc.	3,121	334,758
Builders FirstSource, Inc. (a)	26,187	1,117,137
Carrier Global Corp.	59,193	2,876,780
Fortune Brands Home & Security, Inc.	13,147	1,309,573
Hayward Holdings, Inc.	4,871	126,743
Lennox International, Inc.	4,347	1,524,928
Masco Corp.	32,388	1,907,977
Owens Corning	13,308	1,302,853
The AZEK Co., Inc.	6,304	267,668
Trane Technologies PLC	15,670	2,885,474
		15,252,019
Commercial Services & Supplies - 0.6%
ADT, Inc. (b)	20,066	216,512
Cintas Corp.	713	272,366
Clean Harbors, Inc. (a)	6,512	606,528
Driven Brands Holdings, Inc. (b)	4,658	144,025
MSA Safety, Inc.	3,364	557,011
Republic Services, Inc.	26,866	2,955,529
Rollins, Inc.	2,043	69,871
Stericycle, Inc. (a)	11,719	838,494
		5,660,336
Construction & Engineering - 0.5%
AECOM (a)	17,870	1,131,528
MasTec, Inc. (a)	7,198	763,708
Quanta Services, Inc.	17,735	1,606,259
Valmont Industries, Inc.	2,681	632,850
		4,134,345
Electrical Equipment - 1.4%
Acuity Brands, Inc.	4,529	847,059
AMETEK, Inc.	29,481	3,935,714
ChargePoint Holdings, Inc. Class A (a)	16,097	559,210
Hubbell, Inc. Class B	6,915	1,291,999
nVent Electric PLC	21,384	668,036
Regal Beloit Corp.	5,208	695,320
Rockwell Automation, Inc.	5,847	1,672,359
Sensata Technologies, Inc. PLC (a)	19,885	1,152,733
Shoals Technologies Group, Inc. (b)	11,272	400,156
Sunrun, Inc. (a)	25,444	1,419,266
		12,641,852
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	4,064	777,768
Machinery - 5.3%
AGCO Corp.	7,206	939,518
Allison Transmission Holdings, Inc.	3,334	132,493
Colfax Corp. (a)(b)	15,016	687,883
Crane Co.	6,345	586,088
Cummins, Inc.	18,688	4,556,321
Donaldson Co., Inc.	14,154	899,204
Dover Corp.	18,342	2,762,305
Flowserve Corp.	16,701	673,384
Fortive Corp.	41,782	2,913,877
Gates Industrial Corp. PLC (a)	8,896	160,751
Graco, Inc.	8,179	619,150
IDEX Corp.	9,712	2,137,126
Ingersoll Rand, Inc. (a)	47,957	2,340,781
ITT, Inc.	11,022	1,009,505
Middleby Corp. (a)	4,933	854,692
Nordson Corp.	6,145	1,348,889
Oshkosh Corp.	8,737	1,088,980
Otis Worldwide Corp.	54,978	4,495,551
PACCAR, Inc.	43,596	3,890,943
Parker Hannifin Corp.	13,718	4,212,935
Pentair PLC	21,106	1,424,444
Snap-On, Inc.	6,814	1,522,452
Stanley Black & Decker, Inc.	20,641	4,231,199
Timken Co.	8,247	664,626
Toro Co.	737	80,982
Westinghouse Air Brake Co.	23,214	1,910,512
Woodward, Inc.	7,353	903,537
Xylem, Inc.	7,816	937,607
		47,985,735
Marine - 0.0%
Kirby Corp. (a)	7,565	458,742
Professional Services - 2.3%
CACI International, Inc. Class A (a)	2,981	760,513
Clarivate Analytics PLC (a)	52,609	1,448,326
CoStar Group, Inc. (a)	11,228	929,903
Dun & Bradstreet Holdings, Inc. (a)	20,331	434,473
Equifax, Inc.	9,581	2,294,745
FTI Consulting, Inc. (a)	4,313	589,199
IHS Markit Ltd.	47,770	5,381,768
Jacobs Engineering Group, Inc.	16,527	2,205,032
Leidos Holdings, Inc.	18,074	1,827,281
Manpower, Inc.	6,959	827,495
Nielsen Holdings PLC	45,695	1,127,296
Robert Half International, Inc.	1,716	152,673
Science Applications Internati	7,436	652,360
TransUnion Holding Co., Inc.	7,775	853,773
Verisk Analytics, Inc.	7,362	1,286,289
		20,771,126
Road & Rail - 0.6%
AMERCO	1,149	677,221
J.B. Hunt Transport Services, Inc.	1,196	194,888
Kansas City Southern	8,501	2,408,928
Knight-Swift Transportation Holdings, Inc. Class A	20,580	935,567
Landstar System, Inc.	548	86,595
Old Dominion Freight Lines, Inc.	1,026	260,399
Ryder System, Inc.	6,628	492,659
Schneider National, Inc. Class B	6,574	143,116
TuSimple Holdings, Inc. (a)	4,023	286,599
		5,485,972
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	13,769	574,718
Fastenal Co.	8,236	428,272
MSC Industrial Direct Co., Inc. Class A	5,696	511,102
SiteOne Landscape Supply, Inc. (a)	2,681	453,786
United Rentals, Inc. (a)	6,046	1,928,734
Univar, Inc. (a)	21,547	525,316
W.W. Grainger, Inc.	1,003	439,314
Watsco, Inc.	4,175	1,196,722
		6,057,964

TOTAL INDUSTRIALS		145,288,258

INFORMATION TECHNOLOGY - 9.6%
Communications Equipment - 1.1%
Arista Networks, Inc. (a)	811	293,833
Ciena Corp. (a)	19,707	1,121,131
F5 Networks, Inc. (a)	7,599	1,418,429
Juniper Networks, Inc.	41,463	1,134,013
Lumentum Holdings, Inc. (a)	9,697	795,445
Motorola Solutions, Inc.	21,267	4,611,749
Ubiquiti, Inc.	92	28,721
ViaSat, Inc. (a)	7,865	391,992
		9,795,313
Electronic Equipment & Components - 1.6%
Amphenol Corp. Class A	21,549	1,474,167
Arrow Electronics, Inc. (a)	9,387	1,068,522
Avnet, Inc.	12,593	504,727
Coherent, Inc. (a)	320	84,589
Corning, Inc.	64,467	2,636,700
Dolby Laboratories, Inc. Class A	8,227	808,632
IPG Photonics Corp. (a)	4,301	906,522
Jabil, Inc.	3,829	222,541
Keysight Technologies, Inc. (a)	13,308	2,054,888
Littelfuse, Inc.	3,070	782,205
National Instruments Corp.	16,839	711,953
SYNNEX Corp.	5,345	650,807
Trimble, Inc. (a)	32,044	2,622,161
Vontier Corp.	9,854	321,043
		14,849,457
IT Services - 2.2%
Akamai Technologies, Inc. (a)	20,561	2,397,413
Alliance Data Systems Corp.	6,390	665,774
Amdocs Ltd.	16,521	1,278,065
Black Knight, Inc. (a)	19,397	1,512,578
Broadridge Financial Solutions, Inc.	1,351	218,227
Concentrix Corp. (a)	5,395	867,516
DXC Technology Co. (a)	32,413	1,262,162
Euronet Worldwide, Inc. (a)	1,877	254,052
Fastly, Inc. Class A (a)	13,548	807,461
FleetCor Technologies, Inc. (a)	8,042	2,059,235
Genpact Ltd.	22,256	1,011,090
GoDaddy, Inc. (a)	19,315	1,679,632
Jack Henry & Associates, Inc.	6,975	1,140,482
Paychex, Inc.	5,307	569,441
StoneCo Ltd. Class A (a)	1,938	129,962
The Western Union Co.	39,307	902,882
VeriSign, Inc. (a)	12,614	2,872,082
WEX, Inc. (a)	1,866	361,817
		19,989,871
Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation, Inc.	1,636	155,878
Cirrus Logic, Inc. (a)	7,428	632,271
Cree, Inc. (a)	14,719	1,441,432
First Solar, Inc. (a)	13,540	1,225,505
Marvell Technology, Inc.	103,321	6,026,714
Maxim Integrated Products, Inc.	1,766	186,066
Microchip Technology, Inc.	5,067	758,733
MKS Instruments, Inc.	1,095	194,855
ON Semiconductor Corp. (a)	24,878	952,330
Qorvo, Inc. (a)	14,461	2,829,295
Skyworks Solutions, Inc.	11,146	2,137,246
		16,540,325
Software - 1.8%
ANSYS, Inc. (a)	6,516	2,261,443
C3.Ai, Inc.	1,714	107,176
CDK Global, Inc.	13,227	657,250
Ceridian HCM Holding, Inc. (a)	16,552	1,587,668
Citrix Systems, Inc.	10,193	1,195,333
Cloudflare, Inc. (a)	1,820	192,629
Datto Holding Corp. (b)	3,026	84,244
Duck Creek Technologies, Inc. (a)	7,074	307,790
Dynatrace, Inc. (a)	1,378	80,503
FireEye, Inc. (a)	21,040	425,429
Guidewire Software, Inc. (a)	10,717	1,208,020
Jamf Holding Corp. (a)(b)	1,027	34,476
Manhattan Associates, Inc. (a)	3,803	550,827
McAfee Corp.	1,387	38,864
Medallia, Inc. (a)	5,956	201,015
NortonLifeLock, Inc.	51,581	1,404,035
Nuance Communications, Inc. (a)	22,573	1,228,874
Pegasystems, Inc.	290	40,365
SolarWinds, Inc. (a)(b)	8,863	149,696
SS&C Technologies Holdings, Inc.	28,672	2,066,104
Synopsys, Inc. (a)	7,117	1,962,797
Teradata Corp. (a)	2,018	100,839
Tyler Technologies, Inc. (a)	685	309,873
		16,195,250
Technology Hardware, Storage & Peripherals - 1.1%
Hewlett Packard Enterprise Co.	166,411	2,426,272
HP, Inc.	104,240	3,147,006
NCR Corp. (a)	10,680	487,115
NetApp, Inc.	9,615	786,699
Pure Storage, Inc. Class A (a)	2,166	42,302
Western Digital Corp. (a)	39,276	2,795,273
Xerox Holdings Corp.	19,444	456,740
		10,141,407

TOTAL INFORMATION TECHNOLOGY		87,511,623

MATERIALS - 7.3%
Chemicals - 3.4%
Albemarle Corp. U.S.	14,873	2,505,506
Ashland Global Holdings, Inc.	7,061	617,838
Axalta Coating Systems Ltd. (a)	22,068	672,853
Celanese Corp. Class A	9,151	1,387,292
CF Industries Holdings, Inc.	27,308	1,404,997
Corteva, Inc.	94,421	4,187,571
Diversey Holdings Ltd. (a)	1,484	26,578
Eastman Chemical Co.	17,374	2,028,415
Element Solutions, Inc.	29,699	694,363
FMC Corp.	12,291	1,329,886
Huntsman Corp.	27,047	717,286
International Flavors & Fragrances, Inc.	31,866	4,760,780
LyondellBasell Industries NV Class A	29,507	3,035,385
NewMarket Corp.	850	273,683
Olin Corp.	17,029	787,762
PPG Industries, Inc.	17,500	2,970,975
RPM International, Inc.	6,829	605,596
The Chemours Co. LLC	10,135	352,698
The Mosaic Co.	44,115	1,407,710
Valvoline, Inc.	23,228	753,981
Westlake Chemical Corp.	3,368	303,423
		30,824,578
Construction Materials - 0.7%
Eagle Materials, Inc.	5,274	749,488
Martin Marietta Materials, Inc.	7,951	2,797,241
Vulcan Materials Co.	16,904	2,942,479
		6,489,208
Containers & Packaging - 2.0%
Amcor PLC	197,196	2,259,866
Aptargroup, Inc.	8,392	1,181,929
Ardagh Group SA	2,333	57,205
Avery Dennison Corp.	4,965	1,043,842
Ball Corp.	28,971	2,347,230
Berry Global Group, Inc. (a)	17,263	1,125,893
Crown Holdings, Inc.	14,520	1,484,089
Graphic Packaging Holding Co.	25,733	466,797
International Paper Co.	50,079	3,070,343
Packaging Corp. of America	12,015	1,627,071
Sealed Air Corp.	8,831	523,237
Silgan Holdings, Inc.	10,633	441,270
Sonoco Products Co.	12,855	860,000
WestRock Co.	33,345	1,774,621
		18,263,393
Metals & Mining - 1.1%
Alcoa Corp. (a)	23,913	880,955
Cleveland-Cliffs, Inc. (a)	58,214	1,255,094
Nucor Corp.	38,220	3,666,445
Reliance Steel & Aluminum Co.	8,094	1,221,385
Royal Gold, Inc.	8,386	956,843
Steel Dynamics, Inc.	20,842	1,242,183
United States Steel Corp.	34,270	822,480
		10,045,385
Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.	12,127	731,137

TOTAL MATERIALS		66,353,701

REAL ESTATE - 10.5%
Equity Real Estate Investment Trusts (REITs) - 9.9%
Alexandria Real Estate Equities, Inc.	18,713	3,404,643
American Campus Communities, Inc.	17,541	819,516
American Homes 4 Rent Class A	35,484	1,378,553
Americold Realty Trust	32,251	1,220,700
Apartment Income (REIT) Corp.	19,995	948,363
AvalonBay Communities, Inc.	17,833	3,721,569
Boston Properties, Inc.	19,969	2,288,248
Brixmor Property Group, Inc.	37,909	867,737
Camden Property Trust (SBI)	12,110	1,606,634
CoreSite Realty Corp.	1,178	158,559
Cousins Properties, Inc.	19,025	699,740
CubeSmart	25,650	1,188,108
CyrusOne, Inc.	15,665	1,120,361
Douglas Emmett, Inc.	21,343	717,552
Duke Realty Corp.	47,852	2,265,792
EPR Properties (a)	9,395	494,929
Equity Lifestyle Properties, Inc.	10,515	781,370
Equity Residential (SBI)	47,152	3,630,704
Essex Property Trust, Inc.	8,293	2,487,983
Extra Space Storage, Inc.	15,282	2,503,497
Federal Realty Investment Trust (SBI)	9,863	1,155,648
First Industrial Realty Trust, Inc.	16,477	860,594
Gaming & Leisure Properties	28,157	1,304,514
Healthcare Trust of America, Inc.	27,904	745,037
Healthpeak Properties, Inc.	68,940	2,295,013
Highwoods Properties, Inc. (SBI)	13,213	596,831
Host Hotels & Resorts, Inc. (a)	89,234	1,525,009
Hudson Pacific Properties, Inc.	18,629	518,259
Invitation Homes, Inc.	72,612	2,707,701
Iron Mountain, Inc.	10,769	455,744
JBG SMITH Properties	15,726	495,526
Kilroy Realty Corp.	14,845	1,033,806
Kimco Realty Corp.	52,777	1,100,400
Lamar Advertising Co. Class A	1,378	143,891
Life Storage, Inc.	9,763	1,048,058
Medical Properties Trust, Inc.	73,954	1,486,475
Mid-America Apartment Communities, Inc.	14,547	2,450,006
National Retail Properties, Inc.	22,338	1,047,205
Omega Healthcare Investors, Inc.	30,056	1,090,732
Park Hotels & Resorts, Inc. (a)	30,190	622,216
Rayonier, Inc.	17,736	637,254
Realty Income Corp.	47,787	3,189,304
Regency Centers Corp.	21,560	1,381,349
Rexford Industrial Realty, Inc.	17,168	977,718
SBA Communications Corp. Class A	11,543	3,678,754
Simon Property Group, Inc.	5,485	715,683
SL Green Realty Corp.	8,995	719,600
Spirit Realty Capital, Inc.	14,708	703,631
Store Capital Corp.	31,232	1,077,816
Sun Communities, Inc.	14,134	2,422,568
UDR, Inc.	37,807	1,851,787
Ventas, Inc.	47,969	2,739,030
VEREIT, Inc.	29,220	1,342,075
VICI Properties, Inc. (b)	68,690	2,130,764
Vornado Realty Trust	22,457	1,048,068
Weingarten Realty Investors (SBI)	15,167	486,406
Welltower, Inc.	53,454	4,442,027
Weyerhaeuser Co.	95,879	3,300,155
WP Carey, Inc.	22,607	1,686,934
		89,518,146
Real Estate Management & Development - 0.6%
CBRE Group, Inc. (a)	40,462	3,468,807
Howard Hughes Corp. (a)	5,268	513,419
Jones Lang LaSalle, Inc. (a)	6,527	1,275,767
Opendoor Technologies, Inc. (a)	35,609	631,348
		5,889,341

TOTAL REAL ESTATE		95,407,487

UTILITIES - 6.9%
Electric Utilities - 3.1%
Alliant Energy Corp.	32,043	1,786,718
Avangrid, Inc. (b)	7,250	372,868
Edison International	47,686	2,757,205
Entergy Corp.	25,629	2,555,211
Evergy, Inc.	29,292	1,770,116
Eversource Energy	43,910	3,523,338
FirstEnergy Corp.	69,576	2,588,923
Hawaiian Electric Industries, Inc.	13,563	573,444
IDACORP, Inc.	6,468	630,630
NRG Energy, Inc.	17,058	687,437
OGE Energy Corp.	25,570	860,431
PG&E Corp. (a)	193,291	1,965,769
Pinnacle West Capital Corp.	14,402	1,180,532
PPL Corp.	98,494	2,754,877
Xcel Energy, Inc.	68,848	4,535,706
		28,543,205
Gas Utilities - 0.4%
Atmos Energy Corp.	16,581	1,593,600
National Fuel Gas Co.	11,224	586,454
UGI Corp.	26,569	1,230,410
		3,410,464
Independent Power and Renewable Electricity Producers - 0.4%
Brookfield Renewable Corp.	12,322	516,785
The AES Corp.	84,456	2,201,768
Vistra Corp.	61,215	1,135,538
		3,854,091
Multi-Utilities - 2.5%
Ameren Corp.	32,548	2,605,142
CenterPoint Energy, Inc.	74,414	1,824,631
CMS Energy Corp.	36,965	2,183,892
Consolidated Edison, Inc.	43,883	3,147,289
DTE Energy Co.	24,666	3,196,714
MDU Resources Group, Inc.	25,564	801,176
NiSource, Inc.	50,047	1,226,152
Public Service Enterprise Group, Inc.	64,508	3,853,708
WEC Energy Group, Inc.	40,394	3,593,046
		22,431,750
Water Utilities - 0.5%
American Water Works Co., Inc.	23,238	3,581,673
Essential Utilities, Inc.	28,614	1,307,660
		4,889,333

TOTAL UTILITIES		63,128,843

TOTAL COMMON STOCKS
(Cost $707,024,092)		905,663,255

Money Market Funds - 2.5%
Fidelity Cash Central Fund 0.06% (c)	7,287,281	7,288,738
Fidelity Securities Lending Cash Central Fund 0.06% (c)(d)	15,226,035	15,227,558
TOTAL MONEY MARKET FUNDS
(Cost $22,516,296)		22,516,296
TOTAL INVESTMENT IN SECURITIES - 102.1%
(Cost $729,540,388)		928,179,551
NET OTHER ASSETS (LIABILITIES) - (2.1)%		(19,493,509)
NET ASSETS - 100%		$908,686,042

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini S&P MidCap 400 Index Contracts (United States)	11	Sept. 2021	$2,961,640	$58,364	$58,364

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (d) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$3,264
Fidelity Securities Lending Cash Central Fund	37,718
Total	$40,982

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$1,725,584	$328,192,477	$322,630,629	$1,306	$--	$7,288,738	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	5,487,950	85,142,457	75,402,849	--	--	15,227,558	0.0%
Total	$7,213,534	$413,334,934	$398,033,478	$1,306	$--	$22,516,296

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$38,101,607	$38,101,607	$--	$--
Consumer Discretionary	98,956,161	98,956,161	--	--
Consumer Staples	38,419,949	38,419,949	--	--
Energy	45,958,052	45,958,052	--	--
Financials	146,681,661	146,681,661	--	--
Health Care	79,855,913	79,855,913	--	--
Industrials	145,288,258	145,288,258	--	--
Information Technology	87,511,623	87,511,623	--	--
Materials	66,353,701	66,353,701	--	--
Real Estate	95,407,487	95,407,487	--	--
Utilities	63,128,843	63,128,843	--	--
Money Market Funds	22,516,296	22,516,296	--	--
Total Investments in Securities:	$928,179,551	$928,179,551	$--	$--
Derivative Instruments:
Assets
Futures Contracts	$58,364	$58,364	$--	$--
Total Assets	$58,364	$58,364	$--	$--
Total Derivative Instruments:	$58,364	$58,364	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$58,364	$0
Total Equity Risk	58,364	0
Total Value of Derivatives	$58,364	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Mid Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value (including securities loaned of $14,892,114) — See accompanying schedule: Unaffiliated issuers (cost $707,024,092)	$905,663,255
Fidelity Central Funds (cost $22,516,296)	22,516,296
Total Investment in Securities (cost $729,540,388)		$928,179,551
Segregated cash with brokers for derivative instruments		94,500
Cash		16,118
Receivable for investments sold		115,480
Receivable for fund shares sold		1,956,095
Dividends receivable		1,182,217
Distributions receivable from Fidelity Central Funds		6,853
Receivable for daily variation margin on futures contracts		1,968
Total assets		931,552,782
Liabilities
Payable for investments purchased	$6,394,265
Payable for fund shares redeemed	1,207,445
Accrued management fee	37,472
Collateral on securities loaned	15,227,558
Total liabilities		22,866,740
Net Assets		$908,686,042
Net Assets consist of:
Paid in capital		$676,474,979
Total accumulated earnings (loss)		232,211,063
Net Assets		$908,686,042
Net Asset Value, offering price and redemption price per share ($908,686,042 ÷ 34,693,924 shares)		$26.19

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Dividends		$11,227,247
Income from Fidelity Central Funds (including $37,718 from security lending)		40,982
Total income		11,268,229
Expenses
Management fee	$305,471
Independent trustees' fees and expenses	1,498
Interest	151
Miscellaneous	299
Total expenses before reductions	307,419
Expense reductions	(53)
Total expenses after reductions		307,366
Net investment income (loss)		10,960,863
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	38,750,934
Fidelity Central Funds	1,306
Futures contracts	628,538
Total net realized gain (loss)		39,380,778
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	192,290,706
Futures contracts	9,312
Total change in net unrealized appreciation (depreciation)		192,300,018
Net gain (loss)		231,680,796
Net increase (decrease) in net assets resulting from operations		$242,641,659

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$10,960,863	$1,673,451
Net realized gain (loss)	39,380,778	(11,251,312)
Change in net unrealized appreciation (depreciation)	192,300,018	6,397,509
Net increase (decrease) in net assets resulting from operations	242,641,659	(3,180,352)
Distributions to shareholders	(6,765,302)	(122,834)
Share transactions
Proceeds from sales of shares	534,911,151	271,721,201
Reinvestment of distributions	2,379,795	69,623
Cost of shares redeemed	(114,224,812)	(18,744,087)
Net increase (decrease) in net assets resulting from share transactions	423,066,134	253,046,737
Total increase (decrease) in net assets	658,942,491	249,743,551
Net Assets
Beginning of period	249,743,551	–
End of period	$908,686,042	$249,743,551
Other Information
Shares
Sold	25,186,598	15,531,979
Issued in reinvestment of distributions	114,169	3,291
Redeemed	(4,990,211)	(1,151,902)
Net increase (decrease)	20,310,556	14,383,368

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Mid Cap Value Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$17.36	$20.00
Income from Investment Operations
Net investment income (loss)B	.41	.46
Net realized and unrealized gain (loss)	8.69	(2.97)
Total from investment operations	9.10	(2.51)
Distributions from net investment income	(.27)	(.13)
Total distributions	(.27)	(.13)
Net asset value, end of period	$26.19	$17.36
Total ReturnC,D	52.83%	(12.65)%
Ratios to Average Net AssetsE,F
Expenses before reductions	.05%	.05%G
Expenses net of fee waivers, if any	.05%	.05%G
Expenses net of all reductions	.05%	.05%G
Net investment income (loss)	1.80%	2.82%G
Supplemental Data
Net assets, end of period (000 omitted)	$908,686	$249,744
Portfolio turnover rateH	32%	89%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® Small Cap Growth Index Fund	51.31%	25.59%

 A From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Growth Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Growth Index performed over the same period.

Period Ending Values
$15,675	Fidelity® Small Cap Growth Index Fund
$15,695	Russell 2000® Growth Index

Fidelity® Small Cap Growth Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 40.79% for the 12 months ending June 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed to close the first half of the year. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. By sector, financials (+62%) led, riding momentum among banks (+71%). Industrials (+51%), materials and energy (+49% each) followed. Conversely, notable “laggards” included the utilities (+16%), consumer staples (+23%) and health care (+28%) sectors. Information technology (+42%) edged the index.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending June 30, 2021, the fund gained 51.31%, roughly in line with the 51.36% advance of the benchmark Russell 2000® Growth index. By sector, health care gained about 39% and contributed most, followed by information technology, which gained 53%, and consumer discretionary, which advanced roughly 80%. The industrials sector rose approximately 67%, financials gained 41%, and consumer staples advanced roughly 54%. Other notable contributors included the real estate (+40%), materials (+54%), communication services (+45%), utilities (+18%), and energy (+128%) sectors. Turning to individual stocks, the top contributor was Intellia Therapeutics (+668%), from the pharmaceuticals, biotechnology & life sciences industry. Plug Power (+288%), from the capital goods group, followed by RH (+178%), within the retailing segment, also contributed. In consumer services, Caesars Entertainment advanced 156% and Myokardia (+133%) from the pharmaceuticals, biotechnology & life sciences industry also helped. Crocs, within the consumer durables & apparel category, rose about 216% and boosted the fund. In contrast, the biggest individual detractor was Inovio Pharmaceuticals (-66%), from the pharmaceuticals, biotechnology & life sciences group. In that same sector, ChemoCentryx (-77%) and Amicus Therapeutics (-36%) hurt. Strategic Education, within the consumer services segment, returned about -47% and hindered the fund. Another detractor was Irhythm Technologies (-43%), a stock in the health care equipment & services industry.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Growth Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
Intellia Therapeutics, Inc.	0.7
Arrowhead Pharmaceuticals, Inc.	0.5
Lattice Semiconductor Corp.	0.5
Crocs, Inc.	0.5
Scientific Games Corp. Class A	0.5
Staar Surgical Co.	0.5
Denali Therapeutics, Inc.	0.5
II-VI, Inc.	0.5
Fate Therapeutics, Inc.	0.5
Upwork, Inc.	0.5
5.2

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Health Care	30.3
Information Technology	21.4
Consumer Discretionary	15.0
Industrials	13.2
Financials	5.0

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 3.9%

Fidelity® Small Cap Growth Index Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
COMMUNICATION SERVICES - 2.9%
Diversified Telecommunication Services - 1.1%
Anterix, Inc. (a)	713	$42,773
Bandwidth, Inc. (a)	4,930	679,946
Cincinnati Bell, Inc. (a)	4,217	65,026
Cogent Communications Group, Inc.	9,202	707,542
Globalstar, Inc. (a)	115,413	205,435
IDT Corp. Class B (a)	3,259	120,453
Iridium Communications, Inc. (a)	19,504	779,965
Ooma, Inc. (a)	2,746	51,790
ORBCOMM, Inc. (a)	16,140	181,414
Vonage Holdings Corp. (a)	52,304	753,701
		3,588,045
Entertainment - 0.2%
Brooklyn ImmunoTherapeutics, Inc. (a)	4,468	80,469
Chicken Soup For The Soul Entertainment, Inc. (a)	653	27,034
Cinemark Holdings, Inc. (a)	19,303	423,701
CuriosityStream, Inc. Class A (a)(b)	1,005	13,708
IMAX Corp. (a)	914	19,651
LiveXLive Media, Inc. (a)(b)	11,349	53,567
		618,130
Interactive Media & Services - 0.6%
CarGurus, Inc. Class A (a)	20,115	527,616
Cars.com, Inc. (a)	1,978	28,345
Eventbrite, Inc. (a)	16,204	307,876
EverQuote, Inc. Class A (a)	4,037	131,929
Liberty TripAdvisor Holdings, Inc. (a)	12,406	50,492
MediaAlpha, Inc. Class A	4,090	172,189
QuinStreet, Inc. (a)	10,627	197,450
Yelp, Inc. (a)	14,517	580,099
		1,995,996
Media - 1.0%
AMC Networks, Inc. Class A (a)(b)	3,212	214,562
Cardlytics, Inc. (a)	6,922	878,609
Clear Channel Outdoor Holdings, Inc. (a)	6,661	17,585
Digital Media Solutions, Inc. Class A (a)	267	2,585
iHeartMedia, Inc. (a)	11,026	296,930
Liberty Media Corp.:
Liberty Braves Class A (a)	1,256	35,444
Liberty Braves Class C (a)	8,793	244,182
Loral Space & Communications Ltd.	2,799	108,741
Magnite, Inc. (a)	22,728	769,116
MDC Partners, Inc. Class A (a)	1,076	6,295
Meredith Corp. (a)	5,455	236,965
National CineMedia, Inc.	1,033	5,237
Sinclair Broadcast Group, Inc. Class A	1,469	48,800
TechTarget, Inc. (a)	5,541	429,372
Thryv Holdings, Inc. (a)	1,131	40,456
WideOpenWest, Inc. (a)	6,988	144,721
		3,479,600
Wireless Telecommunication Services - 0.0%
Gogo, Inc. (a)	898	10,219
Shenandoah Telecommunications Co.	3,456	167,651
		177,870

TOTAL COMMUNICATION SERVICES		9,859,641

CONSUMER DISCRETIONARY - 15.0%
Auto Components - 1.7%
Adient PLC (a)	2,628	118,786
American Axle & Manufacturing Holdings, Inc. (a)	12,012	124,324
Dana, Inc.	16,897	401,473
Dorman Products, Inc. (a)	5,752	596,310
Fox Factory Holding Corp. (a)	9,139	1,422,577
Gentherm, Inc. (a)	7,184	510,423
LCI Industries	5,356	703,886
Modine Manufacturing Co. (a)	1,160	19,244
Patrick Industries, Inc.	4,909	358,357
Stoneridge, Inc. (a)	718	21,181
Tenneco, Inc. (a)	14,025	270,963
Visteon Corp. (a)	5,985	723,826
XL Fleet Corp. (Class A) (a)(b)	958	7,980
XPEL, Inc. (a)	3,905	327,512
		5,606,842
Automobiles - 0.4%
Arcimoto, Inc. (a)(b)	5,925	101,851
Canoo, Inc. (a)(b)	7,805	77,582
Fisker, Inc. (a)(b)	31,506	607,436
Lordstown Motors Corp. (a)(b)	2,451	27,108
Winnebago Industries, Inc.	6,992	475,176
Workhorse Group, Inc. (a)(b)	2,483	41,193
		1,330,346
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,054	137,461
Funko, Inc. (a)	5,699	121,275
		258,736
Diversified Consumer Services - 0.2%
Carriage Services, Inc.	663	24,511
Houghton Mifflin Harcourt Co. (a)	25,904	285,980
OneSpaWorld Holdings Ltd. (a)	5,608	54,342
Regis Corp. (a)	4,440	41,558
Stride, Inc. (a)	495	15,904
Vivint Smart Home, Inc. Class A (a)(b)	5,341	70,501
WW International, Inc. (a)	3,452	124,755
		617,551
Hotels, Restaurants & Leisure - 4.1%
Accel Entertainment, Inc. (a)	12,392	147,093
Bally's Corp. (a)	7,078	382,991
BJ's Restaurants, Inc. (a)	4,544	223,292
Bloomin' Brands, Inc. (a)	19,163	520,084
Brinker International, Inc. (a)	9,829	607,924
Century Casinos, Inc. (a)	5,940	79,774
Chuy's Holdings, Inc. (a)	2,032	75,712
Cracker Barrel Old Country Store, Inc.	5,130	761,600
Dave & Buster's Entertainment, Inc. (a)	4,276	173,606
Denny's Corp. (a)	10,284	169,583
Dine Brands Global, Inc. (a)	3,555	317,284
Drive Shack, Inc. (a)	8,483	28,079
Esports Technologies, Inc. (a)	522	10,993
Everi Holdings, Inc. (a)	18,140	452,412
Full House Resorts, Inc. (a)	7,105	70,624
GAN Ltd. (a)(b)	1,004	16,506
Golden Entertainment, Inc. (a)	3,674	164,595
Golden Nugget Online Gaming, Inc. (a)	7,013	89,486
Hilton Grand Vacations, Inc. (a)	18,518	766,460
International Game Technology PLC (a)	21,660	518,974
Jack in the Box, Inc.	656	73,105
Kura Sushi U.S.A., Inc. Class A (a)	730	27,747
Lindblad Expeditions Holdings (a)	6,550	104,866
Monarch Casino & Resort, Inc. (a)	2,348	155,367
Nathan's Famous, Inc.	403	28,742
NeoGames SA	1,221	75,055
Noodles & Co. (a)	8,839	110,311
Papa John's International, Inc.	7,143	746,015
PlayAGS, Inc. (a)	6,066	60,053
RCI Hospitality Holdings, Inc.	1,807	119,623
Red Robin Gourmet Burgers, Inc. (a)	3,344	110,720
Red Rock Resorts, Inc. (a)	13,358	567,715
Rush Street Interactive, Inc. (a)	11,304	138,587
Ruth's Hospitality Group, Inc. (a)	7,310	168,349
Scientific Games Corp. Class A (a)	20,799	1,610,675
SeaWorld Entertainment, Inc. (a)	6,165	307,880
Shake Shack, Inc. Class A (a)	8,099	866,755
Target Hospitality Corp. (a)	3,760	13,950
Texas Roadhouse, Inc. Class A	15,150	1,457,430
The Cheesecake Factory, Inc. (a)	9,362	507,233
The ONE Group Hospitality, Inc. (a)	4,231	46,626
Wingstop, Inc.	6,461	1,018,447
		13,892,323
Household Durables - 2.1%
Aterian, Inc. (a)(b)	4,268	62,441
Casper Sleep, Inc. (a)	6,215	51,212
Cavco Industries, Inc. (a)	1,414	314,177
Century Communities, Inc.	4,245	282,462
GoPro, Inc. Class A (a)(b)	27,081	315,494
Green Brick Partners, Inc. (a)	2,004	45,571
Hamilton Beach Brands Holding Co. Class A	729	16,235
Helen of Troy Ltd. (a)	5,276	1,203,561
Hooker Furniture Corp.	89	3,083
Installed Building Products, Inc.	5,144	629,420
iRobot Corp. (a)(b)	5,481	511,871
KB Home	3,504	142,683
LGI Homes, Inc. (a)	4,798	776,988
Lovesac (a)(b)	2,786	222,295
M.D.C. Holdings, Inc.	3,465	175,329
Meritage Homes Corp. (a)	500	47,040
Purple Innovation, Inc. (a)	10,869	287,050
Skyline Champion Corp. (a)	11,387	606,927
Sonos, Inc. (a)	26,011	916,368
Taylor Morrison Home Corp. (a)	3,377	89,220
TRI Pointe Homes, Inc. (a)	1,912	40,974
Turtle Beach Corp. (a)	2,650	84,588
Vuzix Corp. (a)	12,760	234,146
		7,059,135
Internet & Direct Marketing Retail - 1.3%
1-800-FLOWERS.com, Inc. Class A (a)(b)	5,832	185,866
CarParts.com, Inc. (a)(b)	10,298	209,667
Duluth Holdings, Inc. (a)	2,536	52,368
Groupon, Inc. (a)	4,273	184,423
Liquidity Services, Inc. (a)	5,708	145,269
Overstock.com, Inc. (a)(b)	9,303	857,737
PetMed Express, Inc. (b)	3,619	115,265
Porch Group, Inc. Class A (a)	3,400	65,756
Quotient Technology, Inc. (a)	19,343	209,098
Revolve Group, Inc. (a)	4,900	337,610
Shutterstock, Inc.	5,062	496,937
Stamps.com, Inc. (a)	2,609	522,557
Stitch Fix, Inc. (a)(b)	12,754	769,066
The Honest Co., Inc.	3,757	60,826
The RealReal, Inc. (a)	17,050	336,908
		4,549,353
Leisure Products - 0.5%
Acushnet Holdings Corp.	2,224	109,866
AMMO, Inc.	14,157	138,597
Clarus Corp.	5,219	134,135
Escalade, Inc.	587	13,472
Johnson Outdoors, Inc. Class A	701	84,821
Malibu Boats, Inc. Class A (a)	4,513	330,938
Marine Products Corp.	1,787	27,591
MasterCraft Boat Holdings, Inc. (a)	4,049	106,448
Nautilus, Inc. (a)	1,711	28,830
Smith & Wesson Brands, Inc.	11,487	398,599
Sturm, Ruger & Co., Inc.	3,429	308,541
		1,681,838
Multiline Retail - 0.0%
Franchise Group, Inc.	884	31,179
Specialty Retail - 3.5%
Abercrombie & Fitch Co. Class A (a)	1,104	51,259
America's Car Mart, Inc. (a)	1,118	158,443
American Eagle Outfitters, Inc.	32,866	1,233,461
Arko Corp. (a)	4,156	38,194
Asbury Automotive Group, Inc. (a)	4,191	718,212
At Home Group, Inc. (a)	14,196	522,981
Bed Bath & Beyond, Inc. (a)	2,617	87,120
Blink Charging Co. (a)(b)	7,915	325,861
Boot Barn Holdings, Inc. (a)	6,235	524,052
Caleres, Inc.	8,017	218,784
Camping World Holdings, Inc. (b)	9,226	378,174
Chico's FAS, Inc. (a)	5,514	36,282
Citi Trends, Inc. (a)	1,919	166,953
Designer Brands, Inc. Class A (a)	13,110	216,971
GrowGeneration Corp. (a)	11,740	564,694
Guess?, Inc.	1,193	31,495
Haverty Furniture Companies, Inc.	1,544	66,021
Hibbett, Inc.	2,933	262,885
JOANN, Inc.	2,459	38,729
Kirkland's, Inc. (a)(b)	3,029	69,304
MarineMax, Inc. (a)	2,403	117,122
Monro, Inc.	4,388	278,682
Murphy U.S.A., Inc.	5,413	721,932
National Vision Holdings, Inc. (a)	17,666	903,263
OneWater Marine, Inc. Class A	2,229	93,685
Party City Holdco, Inc. (a)	23,999	223,911
Rent-A-Center, Inc.	13,331	707,476
Sally Beauty Holdings, Inc. (a)	24,307	536,455
Shift Technologies, Inc. Class A (a)	2,665	22,866
Shoe Carnival, Inc.	1,742	124,710
Signet Jewelers Ltd.	8,775	708,932
Sleep Number Corp. (a)	2,504	275,315
Sportsman's Warehouse Holdings, Inc. (a)	9,479	168,442
The Buckle, Inc.	6,086	302,779
The Children's Place Retail Stores, Inc. (a)	3,038	282,716
Urban Outfitters, Inc. (a)	10,419	429,471
Winmark Corp.	251	48,212
		11,655,844
Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. (a)	13,958	1,626,386
Kontoor Brands, Inc.	11,134	628,069
Oxford Industries, Inc.	270	26,687
PLBY Group, Inc. (a)	2,324	90,380
Rocky Brands, Inc.	91	5,060
Steven Madden Ltd.	17,670	773,239
Superior Group of Companies, Inc.	532	12,720
Wolverine World Wide, Inc.	17,511	589,070
		3,751,611

TOTAL CONSUMER DISCRETIONARY		50,434,758

CONSUMER STAPLES - 3.6%
Beverages - 0.5%
Celsius Holdings, Inc. (a)	9,847	749,258
Coca-Cola Bottling Co. Consolidated	1,018	409,368
Duckhorn Portfolio, Inc. (a)	2,893	63,820
MGP Ingredients, Inc. (b)	2,543	172,009
National Beverage Corp. (b)	5,093	240,542
Newage, Inc. (a)(b)	16,627	37,078
		1,672,075
Food & Staples Retailing - 0.9%
Andersons, Inc.	2,700	82,431
BJ's Wholesale Club Holdings, Inc. (a)	22,042	1,048,758
Chefs' Warehouse Holdings (a)	481	15,310
MedAvail Holdings, Inc. (a)	2,531	31,005
Performance Food Group Co. (a)	28,571	1,385,408
PriceSmart, Inc.	345	31,398
Sprouts Farmers Market LLC (a)	11,332	281,600
United Natural Foods, Inc. (a)	737	27,254
		2,903,164
Food Products - 0.9%
AppHarvest, Inc. (a)	10,344	165,504
Calavo Growers, Inc.	3,628	230,088
J&J Snack Foods Corp.	3,167	552,356
John B. Sanfilippo & Son, Inc.	1,235	109,384
Laird Superfood, Inc. (b)	988	29,512
Lancaster Colony Corp.	3,595	695,668
Limoneira Co.	865	15,181
Mission Produce, Inc. (b)	958	19,840
Sanderson Farms, Inc.	3,758	706,391
Tattooed Chef, Inc. (a)	10,184	218,447
The Simply Good Foods Co. (a)	1,191	43,483
Utz Brands, Inc. Class A	12,783	278,542
Vital Farms, Inc. (a)(b)	5,290	105,588
		3,169,984
Household Products - 0.5%
Central Garden & Pet Co. (a)	3,101	164,136
Central Garden & Pet Co. Class A (non-vtg.) (a)	961	46,416
Energizer Holdings, Inc.	14,728	633,009
WD-40 Co.	2,952	756,568
		1,600,129
Personal Products - 0.7%
BellRing Brands, Inc. Class A (a)	5,610	175,817
elf Beauty, Inc. (a)	9,907	268,876
Inter Parfums, Inc.	3,895	280,440
MediFast, Inc.	2,528	715,373
Nu Skin Enterprises, Inc. Class A	4,778	270,674
Revlon, Inc. (a)	27	347
The Beauty Health Co. (a)	9,081	152,561
USANA Health Sciences, Inc. (a)	2,717	278,302
Veru, Inc. (a)	9,748	78,666
		2,221,056
Tobacco - 0.1%
22nd Century Group, Inc. (a)	32,569	150,794
Turning Point Brands, Inc.	3,125	143,031
Vector Group Ltd.	4,412	62,386
		356,211

TOTAL CONSUMER STAPLES		11,922,619

ENERGY - 2.1%
Energy Equipment & Services - 0.4%
Aspen Aerogels, Inc. (a)	4,639	138,799
Cactus, Inc.	11,792	433,002
Championx Corp. (a)	8,092	207,560
DMC Global, Inc. (a)	4,022	226,077
Frank's International NV (a)	5,124	15,526
Liberty Oilfield Services, Inc. Class A (a)	6,447	91,290
Nextier Oilfield Solutions, Inc. (a)	3,859	18,369
Solaris Oilfield Infrastructure, Inc. Class A	1,734	16,889
TETRA Technologies, Inc. (a)	20,282	88,024
		1,235,536
Oil, Gas & Consumable Fuels - 1.7%
Altus Midstream Co.	78	5,266
Antero Resources Corp. (a)	7,380	110,921
Arch Resources, Inc. (a)	610	34,758
Callon Petroleum Co. (a)	7,471	431,002
Centennial Resource Development, Inc. Class A (a)	4,941	33,500
Contango Oil & Gas Co. (a)(b)	31,594	136,486
Denbury, Inc. (a)	10,901	836,979
Dorian LPG Ltd. (a)	1,305	18,427
Earthstone Energy, Inc. (a)	876	9,697
Energy Fuels, Inc. (a)	26,135	158,117
Extraction Oil & Gas, Inc. (a)	1,329	72,975
Falcon Minerals Corp.	7,196	36,556
Kosmos Energy Ltd. (a)	88,002	304,487
Laredo Petroleum, Inc. (a)	736	68,293
Magnolia Oil & Gas Corp. Class A (a)	30,174	471,620
Matador Resources Co.	23,978	863,448
Meta Materials, Inc. (a)	13,227	99,070
Oasis Petroleum, Inc.	3,707	372,739
Ovintiv, Inc.	3,151	99,162
Par Pacific Holdings, Inc. (a)	8,194	137,823
Riley Exploration Permian, Inc.	58	1,681
Southwestern Energy Co. (a)	146,234	829,147
Talos Energy, Inc. (a)	1,195	18,690
Tellurian, Inc. (a)	68,825	320,036
Ur-Energy, Inc. (a)	35,666	49,932
Uranium Energy Corp. (a)(b)	45,816	121,871
Vine Energy, Inc. Class A	4,391	68,456
		5,711,139

TOTAL ENERGY		6,946,675

FINANCIALS - 5.0%
Banks - 1.4%
Altabancorp	183	7,926
Cadence Bancorp Class A	9,571	199,842
Coastal Financial Corp. of Washington (a)	1,413	40,355
CrossFirst Bankshares, Inc. (a)	4,873	67,004
Customers Bancorp, Inc. (a)	563	21,951
Eastern Bankshares, Inc.	7,640	157,155
FB Financial Corp.	593	22,131
First Financial Bankshares, Inc.	26,154	1,284,946
Five Star Bancorp	406	9,805
Glacier Bancorp, Inc.	2,632	144,971
Great Western Bancorp, Inc.	733	24,035
Investors Bancorp, Inc.	17,325	247,055
Lakeland Financial Corp.	287	17,691
Live Oak Bancshares, Inc.	6,831	403,029
Metrocity Bankshares, Inc.	822	14,393
Metropolitan Bank Holding Corp. (a)	142	8,551
Origin Bancorp, Inc.	787	33,416
Pacific Premier Bancorp, Inc.	3,278	138,627
RBB Bancorp	247	5,982
ServisFirst Bancshares, Inc.	8,966	609,509
Silvergate Capital Corp. (a)	4,957	561,727
Southern First Bancshares, Inc. (a)	508	25,989
Stock Yards Bancorp, Inc.	760	38,676
Texas Capital Bancshares, Inc. (a)	4,060	257,769
Triumph Bancorp, Inc. (a)	4,771	354,247
Veritex Holdings, Inc.	1,613	57,116
West Bancorp., Inc.	648	17,982
		4,771,880
Capital Markets - 1.9%
Artisan Partners Asset Management, Inc.	12,732	647,040
Blucora, Inc. (a)	3,827	66,245
BrightSphere Investment Group, Inc.	12,566	294,421
Cohen & Steers, Inc.	5,377	441,398
Donnelley Financial Solutions, Inc. (a)	375	12,375
Focus Financial Partners, Inc. Class A (a)	11,211	543,734
GAMCO Investors, Inc. Class A	952	23,895
GCM Grosvenor, Inc. Class A	6,469	67,407
Greenhill & Co., Inc.	3,153	49,061
Hamilton Lane, Inc. Class A	7,375	672,010
Houlihan Lokey	9,761	798,352
Moelis & Co. Class A	7,276	413,932
Open Lending Corp. (a)	22,562	972,197
PJT Partners, Inc.	4,424	315,785
Pzena Investment Management, Inc.	3,671	40,418
Stem, Inc. (a)(b)	13,580	489,016
StepStone Group, Inc. Class A	8,083	278,055
StoneX Group, Inc. (a)	262	15,896
Value Line, Inc.	196	6,076
Virtus Investment Partners, Inc.	1,586	440,543
WisdomTree Investments, Inc.	22,351	138,576
		6,726,432
Consumer Finance - 0.3%
Atlanticus Holdings Corp. (a)	1,205	47,839
CURO Group Holdings Corp.	4,554	77,418
First Cash Financial Services, Inc.	585	44,717
Green Dot Corp. Class A (a)	1,193	55,892
LendingTree, Inc. (a)	2,510	531,819
PROG Holdings, Inc.	2,282	109,833
Regional Management Corp.	699	32,531
		900,049
Diversified Financial Services - 0.1%
PureCycle Technologies, Inc. (a)	7,072	167,253
Insurance - 1.2%
BRP Group, Inc. (a)	10,090	268,899
eHealth, Inc. (a)	1,575	91,980
Goosehead Insurance	603	76,762
Heritage Insurance Holdings, Inc.	322	2,763
Investors Title Co.	53	9,255
James River Group Holdings Ltd.	1,116	41,872
Kinsale Capital Group, Inc.	4,685	771,947
Palomar Holdings, Inc. (a)	5,352	403,862
RLI Corp.	8,017	838,498
Selectquote, Inc. (a)	29,080	560,081
Trupanion, Inc. (a)	8,261	950,841
		4,016,760
Mortgage Real Estate Investment Trusts - 0.0%
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,043	58,564
PennyMac Mortgage Investment Trust	4,240	89,294
		147,858
Thrifts & Mortgage Finance - 0.1%
Axos Financial, Inc. (a)	1,279	59,333
Bridgewater Bancshares, Inc. (a)	937	15,133
Columbia Financial, Inc. (a)	2,961	50,988
Hingham Institution for Savings	14	4,067
Kearny Financial Corp.	4,804	57,408
Meta Financial Group, Inc.	1,966	99,539
NMI Holdings, Inc. (a)	1,280	28,774
Walker & Dunlop, Inc.	646	67,429
		382,671

TOTAL FINANCIALS		17,112,903

HEALTH CARE - 30.3%
Biotechnology - 13.9%
4D Molecular Therapeutics, Inc.	201	4,840
ACADIA Pharmaceuticals, Inc. (a)	25,875	631,091
Affimed NV (a)	25,303	215,076
Agenus, Inc. (a)(b)	42,844	235,214
Akebia Therapeutics, Inc. (a)(b)	14,932	56,592
Akero Therapeutics, Inc. (a)(b)	4,108	101,919
Akoya Biosciences, Inc. (a)	1,622	31,369
Albireo Pharma, Inc. (a)	2,870	100,967
Aldeyra Therapeutics, Inc. (a)	10,409	117,934
Alector, Inc. (a)	12,499	260,354
Aligos Therapeutics, Inc. (b)	4,019	81,927
Alkermes PLC (a)	34,646	849,520
Allakos, Inc. (a)	7,525	642,409
Allogene Therapeutics, Inc. (a)	5,845	152,438
Allovir, Inc. (a)(b)	6,318	124,717
Alpine Immune Sciences, Inc. (a)	2,535	22,815
ALX Oncology Holdings, Inc. (a)	3,841	210,026
Amicus Therapeutics, Inc. (a)	57,001	549,490
Anavex Life Sciences Corp. (a)	13,434	307,101
Apellis Pharmaceuticals, Inc. (a)	14,023	886,254
Applied Molecular Transport, Inc. (b)	5,335	244,023
Applied Therapeutics, Inc. (a)	2,838	58,974
AquaBounty Technologies, Inc. (a)	3,891	20,856
Arbutus Biopharma Corp. (a)	1,878	5,690
Arcutis Biotherapeutics, Inc. (a)	545	14,873
Ardelyx, Inc. (a)	13,857	105,036
Arena Pharmaceuticals, Inc. (a)	1,208	82,386
Arrowhead Pharmaceuticals, Inc. (a)	21,917	1,815,166
Atara Biotherapeutics, Inc. (a)	1,465	22,781
Athenex, Inc. (a)(b)	10,980	50,728
Athersys, Inc. (a)(b)	36,583	52,680
Atossa Therapeutics, Inc. (a)	1,773	11,205
Avid Bioservices, Inc. (a)	12,409	318,291
Avidity Biosciences, Inc. (b)	1,121	27,700
Avita Medical, Inc. (a)	5,128	105,227
Beam Therapeutics, Inc. (a)(b)	10,155	1,307,050
BeyondSpring, Inc. (a)	4,777	49,872
BioAtla, Inc. (b)	2,630	111,459
BioCryst Pharmaceuticals, Inc. (a)(b)	3,911	61,833
Biohaven Pharmaceutical Holding Co. Ltd. (a)	7,852	762,272
Biomea Fusion, Inc. (a)	1,848	28,847
BioXcel Therapeutics, Inc. (a)(b)	3,267	94,939
Blueprint Medicines Corp. (a)	11,838	1,041,270
BridgeBio Pharma, Inc. (a)	15,584	950,001
C4 Therapeutics, Inc. (b)	7,454	282,059
CareDx, Inc. (a)	10,858	993,724
Cel-Sci Corp. (a)(b)	7,115	61,758
Celcuity, Inc. (a)	1,694	40,656
Celldex Therapeutics, Inc. (a)	6,694	223,847
Cerevel Therapeutics Holdings (a)	7,599	194,686
ChemoCentryx, Inc. (a)	786	10,525
Chimerix, Inc. (a)	11,355	90,840
Chinook Therapeutics, Inc. rights (a)(c)	985	49
Clene, Inc. (a)	3,310	37,204
Clovis Oncology, Inc. (a)(b)	21,380	124,004
Codiak Biosciences, Inc. (b)	3,402	63,039
Cogent Biosciences, Inc. (a)	2,208	17,907
Coherus BioSciences, Inc. (a)	13,876	191,905
Cortexyme, Inc. (a)(b)	4,311	228,483
Crinetics Pharmaceuticals, Inc. (a)	6,649	125,334
Cue Biopharma, Inc. (a)	6,472	75,399
Cullinan Oncology, Inc.	164	4,223
Curis, Inc. (a)	16,206	130,782
Cytokinetics, Inc. (a)	13,631	269,757
CytomX Therapeutics, Inc. (a)	11,882	75,213
Deciphera Pharmaceuticals, Inc. (a)	7,402	270,987
Denali Therapeutics, Inc. (a)	19,671	1,542,993
DermTech, Inc. (a)(b)	5,163	214,626
Design Therapeutics, Inc. (a)	1,688	33,574
Dicerna Pharmaceuticals, Inc. (a)	14,918	556,740
Dynavax Technologies Corp. (a)(b)	23,568	232,145
Eagle Pharmaceuticals, Inc. (a)(b)	1,082	46,310
Edgewise Therapeutics, Inc. (a)	2,648	56,482
Editas Medicine, Inc. (a)(b)	14,794	837,932
Enanta Pharmaceuticals, Inc. (a)	347	15,271
Epizyme, Inc. (a)	19,252	159,984
Esperion Therapeutics, Inc. (a)(b)	5,598	118,398
Evelo Biosciences, Inc. (a)	6,534	89,777
Fate Therapeutics, Inc. (a)	17,348	1,505,633
FibroGen, Inc. (a)	17,037	453,695
Finch Therapeutics Group, Inc. (a)	304	4,277
Flexion Therapeutics, Inc. (a)(b)	10,314	84,884
Foghorn Therapeutics, Inc. (b)	602	6,423
Forte Biosciences, Inc. (a)	2,416	81,226
Fortress Biotech, Inc. (a)	15,597	55,681
G1 Therapeutics, Inc. (a)(b)	4,956	108,735
Gemini Therapeutics, Inc. (b)	747	4,833
Generation Bio Co. (b)	8,913	239,760
Global Blood Therapeutics, Inc. (a)	12,990	454,910
Greenwich Lifesciences, Inc.	861	38,693
Gt Biopharma, Inc. (a)	5,133	79,562
Halozyme Therapeutics, Inc. (a)	30,501	1,385,050
Harpoon Therapeutics, Inc. (a)	4,024	55,813
Heron Therapeutics, Inc. (a)(b)	19,994	310,307
Hookipa Pharma, Inc. (a)(b)	2,492	22,827
Humanigen, Inc. (a)	9,651	167,734
Ideaya Biosciences, Inc. (a)	1,454	30,519
IGM Biosciences, Inc. (a)	1,738	144,602
ImmunityBio, Inc. (a)(b)	1,622	23,162
ImmunoGen, Inc. (a)	22,739	149,850
Immunovant, Inc. (a)	5,253	55,524
Infinity Pharmaceuticals, Inc. (a)	16,825	50,307
Inhibrx, Inc. (a)	5,986	164,735
Insmed, Inc. (a)	22,370	636,650
Instil Bio, Inc. (a)	1,750	33,810
Intellia Therapeutics, Inc. (a)	13,808	2,235,625
Intercept Pharmaceuticals, Inc. (a)	6,123	122,276
Invitae Corp. (a)(b)	11,185	377,270
Ironwood Pharmaceuticals, Inc. Class A (a)(b)	31,271	402,458
Iveric Bio, Inc. (a)	3,676	23,196
Kadmon Holdings, Inc. (a)	37,188	143,918
Kalvista Pharmaceuticals, Inc. (a)	4,240	101,590
Karuna Therapeutics, Inc. (a)	4,785	545,442
Karyopharm Therapeutics, Inc. (a)(b)	15,518	160,146
Keros Therapeutics, Inc. (a)	3,333	141,553
Kiniksa Pharmaceuticals Ltd. (a)(b)	2,855	39,770
Kinnate Biopharma, Inc.	92	2,142
Kodiak Sciences, Inc. (a)	7,244	673,692
Kronos Bio, Inc. (b)	945	22,633
Krystal Biotech, Inc. (a)	1,366	92,888
Kymera Therapeutics, Inc. (a)	6,297	305,405
Lexicon Pharmaceuticals, Inc. (a)	5,995	27,517
Ligand Pharmaceuticals, Inc. Class B (a)(b)	379	49,721
Macrogenics, Inc. (a)	11,742	315,390
Madrigal Pharmaceuticals, Inc. (a)	2,403	234,076
Magenta Therapeutics, Inc. (a)	5,690	55,648
MannKind Corp. (a)(b)	5,353	29,174
MEI Pharma, Inc. (a)	23,267	66,311
MeiraGTx Holdings PLC (a)	512	7,936
Mersana Therapeutics, Inc. (a)	10,414	141,422
MiMedx Group, Inc. (a)	16,096	201,361
Mirum Pharmaceuticals, Inc. (a)(b)	530	9,164
Molecular Templates, Inc. (a)	7,953	62,192
Morphic Holding, Inc. (a)	4,504	258,485
Neoleukin Therapeutics, Inc. (a)	1,758	16,226
Neximmune, Inc.	964	15,732
Nurix Therapeutics, Inc. (a)(b)	6,121	162,390
Ocugen, Inc. (a)(b)	39,971	320,967
Olema Pharmaceuticals, Inc.	1,183	33,100
OncoCyte Corp. (a)	11,452	65,734
Organogenesis Holdings, Inc. Class A (a)(b)	8,270	137,447
ORIC Pharmaceuticals, Inc. (a)(b)	842	14,895
Outlook Therapeutics, Inc. (a)	18,889	47,034
Oyster Point Pharma, Inc. (a)	95	1,633
PMV Pharmaceuticals, Inc.	5,702	194,780
Portage Biotech, Inc. (a)	144	3,018
Praxis Precision Medicines, Inc.	416	7,604
Precigen, Inc. (a)(b)	17,802	116,069
Precision BioSciences, Inc. (a)	10,390	130,083
Prelude Therapeutics, Inc. (b)	2,320	66,422
Prometheus Biosciences, Inc. (a)	316	7,761
Protagonist Therapeutics, Inc. (a)	8,950	401,676
Prothena Corp. PLC (a)	5,694	292,729
PTC Therapeutics, Inc. (a)	15,014	634,642
Puma Biotechnology, Inc. (a)	6,971	63,994
Radius Health, Inc. (a)	10,215	186,322
Rain Therapeutics, Inc. (a)	1,055	16,395
RAPT Therapeutics, Inc. (a)	3,858	122,646
Recursion Pharmaceuticals, Inc. (a)	3,046	111,179
REGENXBIO, Inc. (a)	4,420	171,717
Relay Therapeutics, Inc. (a)(b)	11,263	412,113
Replimune Group, Inc. (a)	4,061	156,024
Revolution Medicines, Inc. (a)	1,806	57,322
Rigel Pharmaceuticals, Inc. (a)	37,065	160,862
Rocket Pharmaceuticals, Inc. (a)(b)	8,577	379,875
Rubius Therapeutics, Inc. (a)(b)	9,783	238,803
Sana Biotechnology, Inc. (b)	5,470	107,540
Sangamo Therapeutics, Inc. (a)	22,873	273,790
Scholar Rock Holding Corp. (a)(b)	5,003	144,587
Selecta Biosciences, Inc. (a)	2,070	8,653
Seres Therapeutics, Inc. (a)(b)	15,087	359,825
Sesen Bio, Inc. (a)	37,278	172,224
Shattuck Labs, Inc.	4,654	134,919
Sigilon Therapeutics, Inc.	148	1,588
Sorrento Therapeutics, Inc. (a)(b)	53,308	516,555
Spectrum Pharmaceuticals, Inc. (a)	33,027	123,851
Spero Therapeutics, Inc. (a)(b)	4,937	68,921
Springworks Therapeutics, Inc. (a)(b)	6,299	519,101
Stoke Therapeutics, Inc. (a)(b)	4,052	136,390
Summit Therapeutics, Inc. (a)	4,786	35,704
Sutro Biopharma, Inc. (a)	620	11,526
Syndax Pharmaceuticals, Inc. (a)(b)	2,357	40,470
Syros Pharmaceuticals, Inc. (a)	6,215	33,872
Talaris Therapeutics, Inc. (a)	1,278	18,774
Taysha Gene Therapies, Inc. (b)	3,959	83,931
TG Therapeutics, Inc. (a)	27,711	1,074,910
Translate Bio, Inc. (a)	7,553	208,010
Travere Therapeutics, Inc. (a)	813	11,862
Trevena, Inc. (a)	11,922	20,148
Trillium Therapeutics, Inc. (a)	3,240	31,428
Turning Point Therapeutics, Inc. (a)	1,078	84,106
Twist Bioscience Corp. (a)	10,221	1,361,948
UroGen Pharma Ltd. (a)(b)	3,125	47,719
Vaxart, Inc. (a)(b)	23,328	174,727
Vaxcyte, Inc.	2,438	54,879
VBI Vaccines, Inc. (a)	35,948	120,426
Verastem, Inc. (a)(b)	37,718	153,512
Vericel Corp. (a)	10,073	528,833
Vincerx Pharma, Inc. (a)	966	12,548
Vir Biotechnology, Inc. (a)	13,011	615,160
Viracta Therapeutics, Inc. (a)	1,711	19,403
VistaGen Therapeutics, Inc. (a)	34,401	108,363
Vor Biopharma, Inc. (a)	208	3,879
Werewolf Therapeutics, Inc. (a)	1,081	18,853
Xencor, Inc. (a)	12,194	420,571
XOMA Corp. (a)	94	3,196
Y-mAbs Therapeutics, Inc. (a)	7,554	255,325
Zentalis Pharmaceuticals, Inc. (a)	7,168	381,338
ZIOPHARM Oncology, Inc. (a)(b)	44,734	118,098
Zymergen, Inc. (a)	786	31,448
		46,939,533
Health Care Equipment & Supplies - 6.1%
Accelerate Diagnostics, Inc. (a)(b)	7,111	57,315
Accuray, Inc. (a)	19,997	90,386
Acutus Medical, Inc. (a)(b)	3,401	57,749
Alphatec Holdings, Inc. (a)	13,816	211,661
Antares Pharma, Inc. (a)	36,494	159,114
Apyx Medical Corp. (a)	6,668	68,747
Asensus Surgical, Inc. (a)	15,476	49,059
Aspira Women's Health, Inc. (a)(b)	15,635	87,869
Atricure, Inc. (a)	9,683	768,152
Atrion Corp.	300	186,279
AxoGen, Inc. (a)	8,251	178,304
Axonics Modulation Technologies, Inc. (a)	9,040	573,226
BioLife Solutions, Inc. (a)	5,315	236,571
Bioventus, Inc.	1,621	28,530
Butterfly Network, Inc. Class A (a)(b)	6,996	101,302
Cardiovascular Systems, Inc. (a)	8,454	360,563
Cerus Corp. (a)	36,409	215,177
ClearPoint Neuro, Inc. (a)	4,032	76,971
CONMED Corp.	6,281	863,198
Cryolife, Inc. (a)	7,190	204,196
CryoPort, Inc. (a)(b)	8,780	554,018
Cutera, Inc. (a)	3,791	185,873
CytoSorbents Corp. (a)	8,998	67,935
Eargo, Inc. (a)(b)	4,165	166,225
Glaukos Corp. (a)	9,702	823,021
Haemonetics Corp. (a)	7,442	495,935
Heska Corp. (a)	2,071	475,771
Impel Neuropharma, Inc. (a)	763	6,753
Inari Medical, Inc. (a)	7,382	688,593
Inogen, Inc. (a)	4,229	275,604
Intersect ENT, Inc. (a)	7,162	122,399
IRadimed Corp. (a)	1,314	38,645
iRhythm Technologies, Inc. (a)	6,379	423,247
Lantheus Holdings, Inc. (a)	2,057	56,855
Lantheus Holdings, Inc. rights (a)(c)	4,548	0
LeMaitre Vascular, Inc.	3,884	237,002
LivaNova PLC (a)	8,525	717,038
Meridian Bioscience, Inc. (a)	1,019	22,601
Merit Medical Systems, Inc. (a)	9,880	638,841
Misonix, Inc. (a)	1,450	32,161
Neogen Corp. (a)	21,843	1,005,652
Neuronetics, Inc. (a)	4,832	77,409
Nevro Corp. (a)	7,480	1,240,109
NuVasive, Inc. (a)	11,150	755,747
Ortho Clinical Diagnostics Holdings PLC	19,120	409,359
OrthoPediatrics Corp. (a)	2,963	187,202
Outset Medical, Inc. (b)	9,914	495,502
PAVmed, Inc. (a)	15,392	98,509
Pulmonx Corp.	5,513	243,234
Pulse Biosciences, Inc. (a)(b)	2,969	48,692
Quotient Ltd. (a)	17,159	62,459
Retractable Technologies, Inc. (a)(b)	3,747	43,315
Seaspine Holdings Corp. (a)	3,476	71,293
Senseonics Holdings, Inc. (a)	89,859	345,059
Shockwave Medical, Inc. (a)	7,302	1,385,408
SI-BONE, Inc. (a)	6,991	220,007
Sientra, Inc. (a)(b)	10,908	86,828
Silk Road Medical, Inc. (a)	7,358	352,154
Soliton, Inc. (a)	1,977	44,463
Staar Surgical Co. (a)	10,164	1,550,010
Stereotaxis, Inc. (a)	10,619	102,367
SurModics, Inc. (a)	2,900	157,325
Tactile Systems Technology, Inc. (a)	4,165	216,580
TransMedics Group, Inc. (a)	5,572	184,879
Treace Medical Concepts, Inc. (a)	2,346	73,336
Utah Medical Products, Inc.	49	4,167
Vapotherm, Inc. (a)(b)	4,921	116,332
Varex Imaging Corp. (a)	1,045	28,027
ViewRay, Inc. (a)	29,565	195,129
Wright Medical Group NV (c)	213	0
Zynex, Inc. (a)(b)	4,236	65,785
		20,469,224
Health Care Providers & Services - 4.4%
1Life Healthcare, Inc. (a)	25,185	832,616
Accolade, Inc. (a)(b)	10,907	592,359
Addus HomeCare Corp. (a)	1,422	124,055
Agiliti, Inc. (a)	4,847	106,004
Alignment Healthcare, Inc. (a)	5,661	132,298
AMN Healthcare Services, Inc. (a)	10,180	987,256
Apollo Medical Holdings, Inc. (a)(b)	7,846	492,807
Apria, Inc.	768	21,504
Aveanna Healthcare Holdings, Inc. (a)	8,271	102,312
Biodesix, Inc. (a)(b)	2,661	35,152
Castle Biosciences, Inc. (a)	4,249	311,579
Community Health Systems, Inc. (a)	23,397	361,250
Corvel Corp. (a)	1,895	254,499
Cross Country Healthcare, Inc. (a)	1,041	17,187
Exagen, Inc. (a)	759	11,377
Fulgent Genetics, Inc. (a)(b)	541	49,896
Hanger, Inc. (a)	8,163	206,361
HealthEquity, Inc. (a)	17,684	1,423,208
Ikena Oncology, Inc. (a)	185	2,597
InfuSystems Holdings, Inc. (a)	3,883	80,728
Innovage Holding Corp. (a)	3,940	83,961
LHC Group, Inc. (a)	6,610	1,323,719
MEDNAX, Inc. (a)	8,723	262,998
Modivcare, Inc. (a)	884	150,342
National Research Corp. Class A	2,990	137,241
Ontrak, Inc. (a)(b)	1,868	60,673
Owens & Minor, Inc.	12,934	547,496
Patterson Companies, Inc.	4,760	144,656
Pennant Group, Inc. (a)	5,588	228,549
PetIQ, Inc. Class A (a)(b)	5,724	220,946
Privia Health Group, Inc. (a)	4,207	186,665
Progyny, Inc. (a)	13,683	807,297
R1 RCM, Inc. (a)	28,474	633,262
RadNet, Inc. (a)	9,687	326,355
Select Medical Holdings Corp.	23,886	1,009,422
Sharps Compliance Corp. (a)	3,386	34,876
SOC Telemed, Inc. Class A (a)	6,913	39,335
Surgery Partners, Inc. (a)	6,831	455,081
Tenet Healthcare Corp. (a)	2,777	186,031
The Ensign Group, Inc.	11,353	983,965
The Joint Corp. (a)	2,977	249,830
Tivity Health, Inc. (a)	5,494	144,547
U.S. Physical Therapy, Inc.	2,780	322,119
Viemed Healthcare, Inc. (a)	1,326	9,481
		14,693,892
Health Care Technology - 1.8%
Evolent Health, Inc. (a)	3,366	71,090
Forian, Inc. (a)	3,562	44,774
Health Catalyst, Inc. (a)(b)	9,650	535,672
iCAD, Inc. (a)	4,786	82,846
Inovalon Holdings, Inc. Class A (a)	16,330	556,526
Inspire Medical Systems, Inc. (a)	5,820	1,124,773
MultiPlan Corp. Class A (a)	13,268	126,311
NantHealth, Inc. (a)	3,288	7,628
NeuroPace, Inc. (a)	1,488	35,400
Omnicell, Inc. (a)	9,296	1,407,879
OptimizeRx Corp. (a)(b)	3,691	228,473
Phreesia, Inc. (a)	8,271	507,012
Schrodinger, Inc. (a)	9,818	742,339
Simulations Plus, Inc.	3,305	181,478
Tabula Rasa HealthCare, Inc. (a)(b)	4,865	243,250
Vocera Communications, Inc. (a)	7,383	294,213
		6,189,664
Life Sciences Tools & Services - 1.7%
Berkeley Lights, Inc. (a)	10,377	464,993
BioNano Genomics, Inc. (a)	60,798	445,649
ChromaDex, Inc. (a)(b)	10,344	101,992
Codexis, Inc. (a)	13,084	296,483
Fluidigm Corp. (a)(b)	1,649	10,158
Harvard Bioscience, Inc. (a)	7,301	60,817
Inotiv, Inc. (a)	2,777	74,090
Luminex Corp.	9,819	361,339
Medpace Holdings, Inc. (a)	6,279	1,109,060
Nanostring Technologies, Inc. (a)	9,027	584,859
NeoGenomics, Inc. (a)	24,490	1,106,213
Pacific Biosciences of California, Inc. (a)	19,214	671,914
Personalis, Inc. (a)	622	15,737
Quanterix Corp. (a)	6,695	392,729
Seer, Inc. (b)	1,277	41,860
		5,737,893
Pharmaceuticals - 2.4%
9 Meters Biopharma, Inc. (a)	45,582	50,140
Aclaris Therapeutics, Inc. (a)	9,346	164,116
Aerie Pharmaceuticals, Inc. (a)(b)	9,050	144,891
Amneal Pharmaceuticals, Inc. (a)	21,467	109,911
Amphastar Pharmaceuticals, Inc. (a)	2,344	47,255
Ampio Pharmaceuticals, Inc. (a)	40,801	68,138
Angion Biomedica Corp.	1,231	16,028
Arvinas Holding Co. LLC (a)	9,428	725,956
Atea Pharmaceuticals, Inc. (b)	1,274	27,366
Axsome Therapeutics, Inc. (a)(b)	5,988	403,950
Biodelivery Sciences International, Inc. (a)	20,131	72,069
Cassava Sciences, Inc. (a)	8,267	706,332
Cerecor, Inc. (a)	10,279	33,612
Collegium Pharmaceutical, Inc. (a)	7,629	180,350
Corcept Therapeutics, Inc. (a)	20,836	458,392
CorMedix, Inc. (a)	787	5,399
Durect Corp. (a)	49,077	79,996
Evolus, Inc. (a)	6,941	87,804
Harmony Biosciences Holdings, Inc. (a)	4,838	136,577
Innoviva, Inc. (a)	1,345	18,036
Intra-Cellular Therapies, Inc. (a)	15,319	625,322
Kala Pharmaceuticals, Inc. (a)(b)	7,028	37,248
Kaleido Biosciences, Inc. (a)	3,885	28,904
KemPharm, Inc. (a)	2,990	38,332
Landos Biopharma, Inc.	1,571	18,145
Marinus Pharmaceuticals, Inc. (a)(b)	7,880	141,367
Mind Medicine (MindMed), Inc. (a)	69,988	241,459
NGM Biopharmaceuticals, Inc. (a)	577	11,378
Nuvation Bio, Inc. (a)(b)	6,354	59,156
Ocular Therapeutix, Inc. (a)	16,764	237,714
Omeros Corp. (a)(b)	12,876	191,080
Oramed Pharmaceuticals, Inc. (a)	5,715	76,467
Pacira Biosciences, Inc. (a)	9,444	573,062
Paratek Pharmaceuticals, Inc. (a)(b)	9,988	68,118
Phathom Pharmaceuticals, Inc. (a)	4,317	146,130
Phibro Animal Health Corp. Class A	4,401	127,101
Pliant Therapeutics, Inc.	4,725	137,592
Reata Pharmaceuticals, Inc. (a)	5,151	729,021
Relmada Therapeutics, Inc. (a)	3,168	101,408
Reneo Pharmaceuticals, Inc. (a)	911	8,500
Revance Therapeutics, Inc. (a)	15,275	452,751
Seelos Therapeutics, Inc. (a)	16,265	42,940
SIGA Technologies, Inc. (a)	10,617	66,675
Tarsus Pharmaceuticals, Inc. (a)	1,431	41,470
Terns Pharmaceuticals, Inc.	1,221	14,969
TherapeuticsMD, Inc. (a)	77,591	92,333
Theravance Biopharma, Inc. (a)	10,406	151,095
Verrica Pharmaceuticals, Inc. (a)(b)	2,830	31,979
WAVE Life Sciences (a)	8,264	55,038
		8,083,072

TOTAL HEALTH CARE		102,113,278

INDUSTRIALS - 13.2%
Aerospace & Defense - 0.4%
Aerojet Rocketdyne Holdings, Inc.	12,860	621,009
AeroVironment, Inc. (a)	4,898	490,535
Byrna Technologies, Inc. (a)	2,250	51,120
Kratos Defense & Security Solutions, Inc. (a)	6,083	173,305
PAE, Inc. (a)	14,839	132,067
		1,468,036
Air Freight & Logistics - 0.2%
Echo Global Logistics, Inc. (a)	1,886	57,976
Forward Air Corp.	5,867	526,563
		584,539
Airlines - 0.3%
Allegiant Travel Co. (a)	3,272	634,768
Frontier Group Holdings, Inc. (a)	7,480	127,459
Sun Country Airlines Holdings, Inc. (a)	3,724	137,825
		900,052
Building Products - 1.3%
AAON, Inc.	9,019	564,499
Cornerstone Building Brands, Inc. (a)	11,954	217,324
CSW Industrials, Inc.	2,946	348,983
Gibraltar Industries, Inc. (a)	2,038	155,520
Insteel Industries, Inc.	351	11,285
Jeld-Wen Holding, Inc. (a)	7,300	191,698
Masonite International Corp. (a)	5,300	592,487
PGT Innovations, Inc. (a)	6,028	140,030
Resideo Technologies, Inc. (a)	3,677	110,310
Simpson Manufacturing Co. Ltd.	9,429	1,041,339
UFP Industries, Inc.	11,792	876,617
		4,250,092
Commercial Services & Supplies - 1.6%
Casella Waste Systems, Inc. Class A (a)	9,795	621,297
Cimpress PLC (a)	3,796	411,524
Covanta Holding Corp.	25,771	453,827
Harsco Corp. (a)	7,140	145,799
Healthcare Services Group, Inc.	8,484	267,840
Heritage-Crystal Clean, Inc. (a)	1,311	38,910
HNI Corp.	927	40,760
Interface, Inc.	2,871	43,926
Montrose Environmental Group, Inc. (a)	4,863	260,949
Pitney Bowes, Inc.	38,049	333,690
SP Plus Corp. (a)	4,924	150,625
Tetra Tech, Inc.	11,654	1,422,254
The Brink's Co.	10,532	809,279
U.S. Ecology, Inc. (a)	722	27,089
Viad Corp. (a)	4,350	216,848
		5,244,617
Construction & Engineering - 1.0%
Ameresco, Inc. Class A (a)	6,711	420,914
Comfort Systems U.S.A., Inc.	7,740	609,835
Construction Partners, Inc. Class A (a)	6,110	191,854
Dycom Industries, Inc. (a)	5,250	391,283
EMCOR Group, Inc.	1,184	145,857
IES Holdings, Inc. (a)	1,866	95,838
Infrastructure and Energy Alternatives, Inc. (a)	1,924	24,743
Latham Group, Inc. (a)	4,990	159,480
MYR Group, Inc. (a)	2,711	246,484
NV5 Global, Inc. (a)	671	63,416
Sterling Construction Co., Inc. (a)	1,282	30,935
Willscot Mobile Mini Holdings (a)	40,526	1,129,460
		3,510,099
Electrical Equipment - 1.1%
Advent Technologies Holdings, Inc. Class A (a)	2,597	25,035
Allied Motion Technologies, Inc.	2,397	82,768
Array Technologies, Inc.	6,510	101,556
Atkore, Inc. (a)	10,164	721,644
Babcock & Wilcox Enterprises, Inc. (a)	3,481	27,430
Beam Global (a)(b)	1,645	63,020
Bloom Energy Corp. Class A (a)(b)	30,151	810,157
EnerSys	995	97,241
Eos Energy Enterprises, Inc. (a)	3,757	67,476
FuelCell Energy, Inc. (a)(b)	54,228	482,629
GrafTech International Ltd.	32,559	378,336
Romeo Power, Inc. (a)(b)	7,005	57,021
TPI Composites, Inc. (a)	7,742	374,868
Vicor Corp. (a)	4,604	486,827
		3,776,008
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	7,725	446,891
Machinery - 3.9%
AgEagle Aerial Systems, Inc. (a)	9,185	48,405
Alamo Group, Inc.	1,887	288,107
Albany International Corp. Class A	1,321	117,912
Blue Bird Corp. (a)	1,616	40,174
Chart Industries, Inc. (a)	4,750	695,020
CIRCOR International, Inc. (a)	3,978	129,683
Commercial Vehicle Group, Inc. (a)	2,552	27,128
Desktop Metal, Inc. (a)(b)	14,265	164,048
Douglas Dynamics, Inc.	4,836	196,777
Energy Recovery, Inc. (a)	9,065	206,501
Enerpac Tool Group Corp. Class A	12,992	345,847
ESCO Technologies, Inc.	438	41,089
Evoqua Water Technologies Corp. (a)	25,052	846,257
ExOne Co. (a)	247	5,345
Federal Signal Corp.	13,027	524,076
Franklin Electric Co., Inc.	9,987	805,152
Gorman-Rupp Co.	796	27,414
Helios Technologies, Inc.	6,988	545,413
Hillenbrand, Inc.	8,917	393,061
Hydrofarm Holdings Group, Inc.	2,440	144,228
Hyliion Holdings Corp. Class A (a)	4,870	56,736
John Bean Technologies Corp.	6,780	966,964
Kadant, Inc.	2,485	437,584
Lindsay Corp.	2,122	350,724
Luxfer Holdings PLC sponsored	2,551	56,760
Lydall, Inc. (a)	1,667	100,887
Meritor, Inc. (a)	12,854	301,041
Mueller Industries, Inc.	4,754	205,896
Mueller Water Products, Inc. Class A	1,990	28,696
Navistar International Corp. (a)	1,707	75,962
Nikola Corp. (a)(b)	43,311	782,197
Omega Flex, Inc.	667	97,856
Proto Labs, Inc. (a)	963	88,403
RBC Bearings, Inc. (a)	751	149,764
REV Group, Inc.	905	14,199
Rexnord Corp.	13,645	682,796
SPX Corp. (a)	7,914	483,387
SPX Flow, Inc.	790	51,540
Tennant Co.	3,956	315,887
Terex Corp.	14,768	703,252
The Shyft Group, Inc.	7,538	281,997
Titan International, Inc. (a)	1,731	14,679
Wabash National Corp.	579	9,264
Watts Water Technologies, Inc. Class A	3,290	480,044
Welbilt, Inc. (a)	28,239	653,733
		12,981,885
Professional Services - 2.0%
ASGN, Inc. (a)	10,063	975,407
Atlas Technical Consultants, Inc. (a)	511	4,946
CRA International, Inc.	1,277	109,311
Exponent, Inc.	11,246	1,003,256
Forrester Research, Inc. (a)	2,430	111,294
Franklin Covey Co. (a)	2,693	87,119
Heidrick & Struggles International, Inc.	1,747	77,829
Hirequest, Inc.	889	16,455
Huron Consulting Group, Inc. (a)	503	24,722
Insperity, Inc.	7,850	709,405
KBR, Inc.	26,760	1,020,894
Kforce, Inc.	4,435	279,095
Rekor Systems, Inc. (a)	4,429	44,999
TriNet Group, Inc. (a)	8,771	635,722
Upwork, Inc. (a)	25,229	1,470,598
Willdan Group, Inc. (a)	1,891	71,177
		6,642,229
Road & Rail - 0.4%
Daseke, Inc. (a)	9,025	58,482
HyreCar, Inc. (a)	3,794	79,370
P.A.M. Transportation Services, Inc. (a)	53	2,796
Saia, Inc. (a)	5,742	1,202,892
Universal Logistics Holdings, Inc.	1,383	32,224
Werner Enterprises, Inc.	1,471	65,489
Yellow Corp. (a)	766	4,987
		1,446,240
Trading Companies & Distributors - 0.9%
Alta Equipment Group, Inc. (a)	704	9,356
Applied Industrial Technologies, Inc.	8,382	763,265
Beacon Roofing Supply, Inc. (a)	9,092	484,149
BlueLinx Corp. (a)	1,936	97,342
Boise Cascade Co.	1,872	109,231
CAI International, Inc.	790	44,240
Custom Truck One Source, Inc. Class A (a)	1,000	9,520
EVI Industries, Inc. (a)(b)	1,256	35,670
Global Industrial Co.	2,089	76,687
H&E Equipment Services, Inc.	6,972	231,958
Herc Holdings, Inc. (a)	5,409	606,187
Lawson Products, Inc. (a)	1,031	55,169
McGrath RentCorp.	3,608	294,305
Textainer Group Holdings Ltd. (a)	1,387	46,839
Transcat, Inc. (a)	1,489	84,143
WESCO International, Inc. (a)	1,752	180,141
		3,128,202
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Co. LLC (a)	4,546	173,975

TOTAL INDUSTRIALS		44,552,865

INFORMATION TECHNOLOGY - 21.4%
Communications Equipment - 0.8%
ADTRAN, Inc.	669	13,815
CalAmp Corp. (a)	7,392	94,026
Calix, Inc. (a)	9,806	465,785
Cambium Networks Corp. (a)	1,963	94,911
Casa Systems, Inc. (a)	6,664	59,110
Clearfield, Inc. (a)	2,460	92,127
DZS, Inc. (a)	1,538	31,914
EMCORE Corp. (a)	1,169	10,778
Extreme Networks, Inc. (a)	26,783	298,898
Harmonic, Inc. (a)	3,501	29,829
Infinera Corp. (a)(b)	38,399	391,670
Inseego Corp. (a)(b)	3,693	37,262
Plantronics, Inc. (a)	3,046	127,110
Viavi Solutions, Inc. (a)	43,748	772,590
		2,519,825
Electronic Equipment & Components - 2.5%
908 Devices, Inc. (b)	1,565	60,644
Akoustis Technologies, Inc. (a)	9,377	100,428
Arlo Technologies, Inc. (a)	17,530	118,678
Badger Meter, Inc.	6,289	617,077
CTS Corp.	1,463	54,365
Fabrinet (a)	6,878	659,394
FARO Technologies, Inc. (a)	1,943	151,107
Identiv, Inc. (a)	4,122	70,074
II-VI, Inc. (a)(b)	21,028	1,526,423
Insight Enterprises, Inc. (a)	2,659	265,927
Iteris, Inc. (a)	8,970	59,651
Itron, Inc. (a)	8,015	801,340
Kimball Electronics, Inc. (a)	230	5,000
Luna Innovations, Inc. (a)	6,926	75,009
MicroVision, Inc. (a)	34,228	573,319
Napco Security Technolgies, Inc. (a)	3,098	112,674
nLIGHT, Inc. (a)	9,221	334,538
Novanta, Inc. (a)	7,614	1,026,063
OSI Systems, Inc. (a)	329	33,440
Ouster, Inc. (a)	6,229	77,800
Par Technology Corp. (a)(b)	5,125	358,443
Plexus Corp. (a)	5,377	491,512
Rogers Corp. (a)	3,557	714,246
Velodyne Lidar, Inc. (a)	15,232	162,068
Vishay Intertechnology, Inc.	4,092	92,275
		8,541,495
IT Services - 2.1%
BigCommerce Holdings, Inc. (a)	10,169	660,171
BM Technologies, Inc.	39	485
Brightcove, Inc. (a)	8,706	124,931
Cantaloupe, Inc. (a)	12,515	148,428
Cass Information Systems, Inc.	452	18,419
CSG Systems International, Inc.	3,219	151,872
Digitalocean Holdings, Inc. (a)	2,635	146,480
EVERTEC, Inc.	13,052	569,720
EVO Payments, Inc. Class A (a)	10,285	285,306
ExlService Holdings, Inc. (a)	7,103	754,765
GreenBox POS (a)	3,750	44,738
GreenSky, Inc. Class A (a)	15,407	85,509
Grid Dynamics Holdings, Inc. (a)	6,659	100,085
Hackett Group, Inc.	4,874	87,829
i3 Verticals, Inc. Class A (a)	4,588	138,649
IBEX Ltd. (a)	1,244	24,283
International Money Express, Inc. (a)	7,196	106,861
Marathon Digital Holdings, Inc. (a)	1,250	39,213
Maximus, Inc.	13,246	1,165,251
Paya Holdings, Inc. (a)	18,226	200,851
Perficient, Inc. (a)	7,083	569,615
Priority Technology Holdings, Inc. (a)	2,385	18,221
Rackspace Technology, Inc. (a)(b)	8,340	163,547
Repay Holdings Corp. (a)	7,528	180,973
Ttec Holdings, Inc.	4,031	415,556
Tucows, Inc. (a)	1,987	159,596
Unisys Corp. (a)	11,139	281,928
Verra Mobility Corp. (a)	29,176	448,435
		7,091,717
Semiconductors & Semiconductor Equipment - 4.7%
Advanced Energy Industries, Inc.	8,347	940,790
Alpha & Omega Semiconductor Ltd. (a)	3,757	114,175
Ambarella, Inc. (a)	7,546	804,630
Amkor Technology, Inc.	4,562	107,983
Atomera, Inc. (a)(b)	4,369	93,671
Axcelis Technologies, Inc. (a)	7,227	292,115
CEVA, Inc. (a)	4,883	230,966
CMC Materials, Inc.	6,314	951,772
Cohu, Inc. (a)	9,048	332,876
Diodes, Inc. (a)	7,287	581,284
FormFactor, Inc. (a)	14,788	539,170
Ichor Holdings Ltd. (a)	3,972	213,694
Impinj, Inc. (a)	4,033	208,062
Kopin Corp. (a)	16,742	136,950
Kulicke & Soffa Industries, Inc.	13,232	809,798
Lattice Semiconductor Corp. (a)	29,367	1,649,838
MACOM Technology Solutions Holdings, Inc. (a)	10,507	673,289
MaxLinear, Inc. Class A (a)	15,147	643,596
NVE Corp.	948	70,199
Onto Innovation, Inc. (a)	3,372	246,291
Power Integrations, Inc.	13,056	1,071,375
Semtech Corp. (a)	13,978	961,686
Silicon Laboratories, Inc. (a)	9,580	1,468,135
SiTime Corp. (a)	2,787	352,806
SkyWater Technology, Inc. (a)	1,547	44,322
SMART Global Holdings, Inc. (a)	3,033	144,613
SunPower Corp. (a)(b)	13,747	401,687
Synaptics, Inc. (a)	7,625	1,186,298
Ultra Clean Holdings, Inc. (a)	9,442	507,224
		15,779,295
Software - 10.8%
2U, Inc. (a)	13,156	548,211
8x8, Inc. (a)	22,984	638,036
A10 Networks, Inc. (a)	10,879	122,498
ACI Worldwide, Inc. (a)	25,564	949,447
Agilysys, Inc. (a)	3,719	211,500
Alarm.com Holdings, Inc. (a)	10,259	868,937
Alkami Technology, Inc. (a)	1,406	50,152
Altair Engineering, Inc. Class A (a)	9,842	678,803
American Software, Inc. Class A	5,099	111,974
AppFolio, Inc. (a)	4,063	573,696
Appian Corp. Class A (a)(b)	8,507	1,171,839
Asana, Inc. (a)	14,696	911,593
Avaya Holdings Corp. (a)	17,789	478,524
Benefitfocus, Inc. (a)	3,898	54,962
Blackbaud, Inc. (a)	10,446	799,850
BlackLine, Inc. (a)	11,612	1,292,067
Bottomline Technologies, Inc. (a)	1,690	62,665
Box, Inc. Class A (a)	31,811	812,771
BTRS Holdings, Inc. (a)	10,246	129,305
Cerence, Inc. (a)	8,198	874,809
ChannelAdvisor Corp. (a)	4,468	109,511
Cloudera, Inc. (a)	30,601	485,332
CommVault Systems, Inc. (a)	9,159	715,959
Cornerstone OnDemand, Inc. (a)	13,624	702,726
Digimarc Corp. (a)(b)	2,777	93,030
Digital Turbine, Inc. (a)	18,285	1,390,209
Domo, Inc. Class B (a)	5,981	483,444
eGain Communications Corp. (a)	2,192	25,164
Envestnet, Inc. (a)	11,015	835,598
fuboTV, Inc. (a)(b)	28,426	912,759
Intelligent Systems Corp. (a)	1,599	50,305
InterDigital, Inc.	2,607	190,389
j2 Global, Inc. (a)(b)	9,381	1,290,357
JFrog Ltd.	11,188	509,278
LivePerson, Inc. (a)	13,856	876,253
MicroStrategy, Inc. Class A (a)(b)	1,697	1,127,657
Mimecast Ltd. (a)	12,941	686,520
Mitek Systems, Inc. (a)	9,110	175,459
Model N, Inc. (a)	6,943	237,937
Momentive Global, Inc. (a)	27,780	585,325
ON24, Inc. (a)(b)	1,296	45,982
Onespan, Inc. (a)	7,536	192,469
Pagerduty, Inc. (a)(b)	17,486	744,554
Progress Software Corp.	9,533	440,901
PROS Holdings, Inc. (a)	8,645	393,953
Q2 Holdings, Inc. (a)	11,837	1,214,239
QAD, Inc. Class A	2,264	197,013
Qualys, Inc. (a)	7,367	741,783
Rapid7, Inc. (a)	11,853	1,121,649
Rimini Street, Inc. (a)	9,497	58,502
Riot Blockchain, Inc. (a)	18,237	686,988
SailPoint Technologies Holding, Inc. (a)	19,572	999,542
Sapiens International Corp. NV	6,820	179,161
ShotSpotter, Inc. (a)	1,852	90,322
Sprout Social, Inc. (a)	9,569	855,660
SPS Commerce, Inc. (a)	7,839	782,724
Sumo Logic, Inc. (b)	17,662	364,720
Telos Corp.	3,731	126,891
Tenable Holdings, Inc. (a)	19,667	813,230
Upland Software, Inc. (a)	6,225	256,283
Varonis Systems, Inc. (a)	22,909	1,320,017
Veritone, Inc. (a)(b)	6,189	121,985
Viant Technology, Inc.	2,310	68,792
Workiva, Inc. (a)	9,100	1,013,103
Yext, Inc. (a)	24,133	344,861
Zix Corp. (a)	11,635	82,027
Zuora, Inc. (a)	22,765	392,696
		36,474,898
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp. (a)	23,941	956,922
Avid Technology, Inc. (a)	7,841	306,975
Corsair Gaming, Inc. (b)	5,874	195,545
Diebold Nixdorf, Inc. (a)	15,688	201,434
Eastman Kodak Co. (a)	9,062	75,396
		1,736,272

TOTAL INFORMATION TECHNOLOGY		72,143,502

MATERIALS - 2.9%
Chemicals - 1.8%
American Vanguard Corp.	1,474	25,810
Amyris, Inc. (a)	3,983	65,202
Avient Corp.	2,024	99,500
Balchem Corp.	6,937	910,551
Cabot Corp.	12,096	688,625
Chase Corp.	390	40,018
Danimer Scientific, Inc. (a)	14,883	372,819
Ferro Corp. (a)	14,621	315,375
H.B. Fuller Co.	1,985	126,266
Hawkins, Inc.	2,768	90,652
Ingevity Corp. (a)	8,697	707,588
Innospec, Inc.	1,625	147,241
Kronos Worldwide, Inc.	345	4,940
Livent Corp. (a)	31,825	616,132
Marrone Bio Innovations, Inc. (a)	21,404	35,531
Orion Engineered Carbons SA (a)	13,041	247,649
Quaker Chemical Corp.	2,916	691,646
Sensient Technologies Corp.	4,694	406,313
Stepan Co.	408	49,070
Tredegar Corp.	4,351	59,913
Trinseo SA	8,379	501,399
		6,202,240
Construction Materials - 0.1%
Forterra, Inc. (a)	6,325	148,701
U.S. Concrete, Inc. (a)	319	23,542
United States Lime & Minerals, Inc.	35	4,868
		177,111
Containers & Packaging - 0.2%
Greif, Inc. Class A	922	55,827
Karat Packaging, Inc. (a)	963	19,616
Myers Industries, Inc.	3,634	76,314
O-I Glass, Inc. (a)	34,131	557,359
Ranpak Holdings Corp. (A Shares) (a)	1,347	33,715
UFP Technologies, Inc. (a)	113	6,488
		749,319
Metals & Mining - 0.8%
Allegheny Technologies, Inc. (a)	16,762	349,488
Century Aluminum Co. (a)	650	8,379
Coeur d'Alene Mines Corp. (a)	35,833	318,197
Compass Minerals International, Inc.	7,325	434,080
Gatos Silver, Inc.	6,267	109,610
Hecla Mining Co.	34,111	253,786
Kaiser Aluminum Corp.	416	51,372
Materion Corp.	1,697	127,869
MP Materials Corp. (a)	15,775	581,467
Novagold Resources, Inc. (a)	51,165	409,832
Perpetua Resources Corp. (a)	5,664	41,347
PolyMet Mining Corp. (a)	1,831	6,610
Ryerson Holding Corp. (a)	2,217	32,368
Schnitzer Steel Industries, Inc. Class A	425	20,846
Warrior Metropolitan Coal, Inc.	994	17,097
		2,762,348

TOTAL MATERIALS		9,891,018

REAL ESTATE - 2.8%
Equity Real Estate Investment Trusts (REITs) - 1.8%
Alexanders, Inc.	515	137,994
American Finance Trust, Inc.	2,857	24,227
CatchMark Timber Trust, Inc.	8,354	97,742
CIM Commercial Trust Corp.	2,719	24,335
Clipper Realty, Inc.	2,987	21,954
Community Healthcare Trust, Inc.	3,763	178,592
EastGroup Properties, Inc.	8,858	1,456,698
Gladstone Commercial Corp.	3,141	70,861
Gladstone Land Corp.	3,616	87,001
Indus Realty Trust, Inc.	788	51,732
Monmouth Real Estate Investment Corp. Class A	4,092	76,602
National Storage Affiliates Trust	15,696	793,590
NexPoint Residential Trust, Inc.	1,232	67,735
Outfront Media, Inc. (a)	6,765	162,563
PS Business Parks, Inc.	3,946	584,324
QTS Realty Trust, Inc. Class A	6,469	500,054
Ryman Hospitality Properties, Inc. (a)	10,778	851,031
Safehold, Inc.	2,774	217,759
Saul Centers, Inc.	2,768	125,806
Tanger Factory Outlet Centers, Inc.	6,057	114,174
UMH Properties, Inc.	8,329	181,739
Universal Health Realty Income Trust (SBI)	2,751	169,324
		5,995,837
Real Estate Management & Development - 1.0%
Cushman & Wakefield PLC (a)	25,505	445,572
eXp World Holdings, Inc. (a)(b)	13,482	522,697
Fathom Holdings, Inc. (a)(b)	1,149	37,676
Forestar Group, Inc. (a)	1,125	23,524
Marcus & Millichap, Inc. (a)	548	21,301
Newmark Group, Inc.	32,423	389,400
Rafael Holdings, Inc. (a)	2,098	107,103
Redfin Corp. (a)	22,033	1,397,113
The RMR Group, Inc.	347	13,408
The St. Joe Co.	7,255	323,646
		3,281,440

TOTAL REAL ESTATE		9,277,277

UTILITIES - 0.3%
Electric Utilities - 0.0%
Spark Energy, Inc. Class A,	2,410	27,305
Independent Power and Renewable Electricity Producers - 0.1%
Clearway Energy, Inc.:
Class A	1,805	45,522
Class C	4,733	125,330
FTC Solar, Inc. (a)	4,045	53,839
Sunnova Energy International, Inc. (a)	2,803	105,561
		330,252
Water Utilities - 0.2%
American States Water Co.	4,180	332,561
Cadiz, Inc. (a)(b)	342	4,651
Global Water Resources, Inc.	2,901	49,549
Middlesex Water Co.	1,419	115,975
Pure Cycle Corp. (a)	4,115	56,869
York Water Co.	1,796	81,359
		640,964

TOTAL UTILITIES		998,521

TOTAL COMMON STOCKS
(Cost $281,765,304)		335,253,057
	Principal Amount	Value

Nonconvertible Bonds - 0.0%
FINANCIALS - 0.0%
Capital Markets - 0.0%
GAMCO Investors, Inc. 4% 6/15/23 (Cost $0)(c)(d)	2	2
	Shares	Value

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.06% (e)	3,610,461	3,611,183
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	23,411,364	23,413,705
TOTAL MONEY MARKET FUNDS
(Cost $27,024,888)		27,024,888
TOTAL INVESTMENT IN SECURITIES - 107.5%
(Cost $308,790,192)		362,277,947
NET OTHER ASSETS (LIABILITIES) - (7.5)%		(25,352,673)
NET ASSETS - 100%		$336,925,274

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	14	Sept. 2021	$1,615,460	$22,658	$22,658

The notional amount of futures purchased as a percentage of Net Assets is 0.5%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$1,403
Fidelity Securities Lending Cash Central Fund	139,373
Total	$140,776

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$880,140	$136,643,001	$133,912,399	$441	$--	$3,611,183	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	6,553,184	80,264,884	63,404,363	--	--	23,413,705	0.1%
Total	$7,433,324	$216,907,885	$197,316,762	$441	$--	$27,024,888

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$9,859,641	$9,859,641	$--	$--
Consumer Discretionary	50,434,758	50,434,758	--	--
Consumer Staples	11,922,619	11,922,619	--	--
Energy	6,946,675	6,946,675	--	--
Financials	17,112,903	17,112,903	--	--
Health Care	102,113,278	102,113,229	--	49
Industrials	44,552,865	44,552,865	--	--
Information Technology	72,143,502	72,143,017	485	--
Materials	9,891,018	9,891,018	--	--
Real Estate	9,277,277	9,277,277	--	--
Utilities	998,521	998,521	--	--
Corporate Bonds	2	--	--	2
Money Market Funds	27,024,888	27,024,888	--	--
Total Investments in Securities:	$362,277,947	$362,277,411	$485	$51
Derivative Instruments:
Assets
Futures Contracts	$22,658	$22,658	$--	$--
Total Assets	$22,658	$22,658	$--	$--
Total Derivative Instruments:	$22,658	$22,658	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$22,658	$0
Total Equity Risk	22,658	0
Total Value of Derivatives	$22,658	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Growth Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value (including securities loaned of $22,659,131) — See accompanying schedule: Unaffiliated issuers (cost $281,765,304)	$335,253,059
Fidelity Central Funds (cost $27,024,888)	27,024,888
Total Investment in Securities (cost $308,790,192)		$362,277,947
Segregated cash with brokers for derivative instruments		221,000
Receivable for investments sold		431,025
Receivable for fund shares sold		639,043
Dividends receivable		70,944
Distributions receivable from Fidelity Central Funds		9,232
Receivable for daily variation margin on futures contracts		5,561
Total assets		363,654,752
Liabilities
Payable to custodian bank	$282,527
Payable for investments purchased	2,142,740
Payable for fund shares redeemed	876,903
Accrued management fee	13,603
Collateral on securities loaned	23,413,705
Total liabilities		26,729,478
Net Assets		$336,925,274
Net Assets consist of:
Paid in capital		$276,986,987
Total accumulated earnings (loss)		59,938,287
Net Assets		$336,925,274
Net Asset Value, offering price and redemption price per share ($336,925,274 ÷ 10,904,010 shares)		$30.90

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Dividends		$936,517
Income from Fidelity Central Funds (including $139,373 from security lending)		140,776
Total income		1,077,293
Expenses
Management fee	$100,716
Independent trustees' fees and expenses	458
Miscellaneous	60
Total expenses before reductions	101,234
Expense reductions	(35)
Total expenses after reductions		101,199
Net investment income (loss)		976,094
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	6,965,601
Fidelity Central Funds	441
Foreign currency transactions	(887)
Futures contracts	387,506
Total net realized gain (loss)		7,352,661
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	48,205,867
Futures contracts	6,826
Total change in net unrealized appreciation (depreciation)		48,212,693
Net gain (loss)		55,565,354
Net increase (decrease) in net assets resulting from operations		$56,541,448

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$976,094	$179,230
Net realized gain (loss)	7,352,661	(137,483)
Change in net unrealized appreciation (depreciation)	48,212,693	5,297,720
Net increase (decrease) in net assets resulting from operations	56,541,448	5,339,467
Distributions to shareholders	(1,210,023)	(58,938)
Share transactions
Proceeds from sales of shares	347,009,445	62,517,358
Reinvestment of distributions	1,096,444	55,917
Cost of shares redeemed	(120,725,110)	(13,640,734)
Net increase (decrease) in net assets resulting from share transactions	227,380,779	48,932,541
Total increase (decrease) in net assets	282,712,204	54,213,070
Net Assets
Beginning of period	54,213,070	–
End of period	$336,925,274	$54,213,070
Other Information
Shares
Sold	12,370,566	3,347,189
Issued in reinvestment of distributions	42,995	2,615
Redeemed	(4,133,077)	(726,278)
Net increase (decrease)	8,280,484	2,623,526

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Growth Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.66	$20.00
Income from Investment Operations
Net investment income (loss)B	.14	.15
Net realized and unrealized gain (loss)	10.38	.57
Total from investment operations	10.52	.72
Distributions from net investment income	(.11)	(.05)
Distributions from net realized gain	(.18)	(.01)
Total distributions	(.28)C	(.06)
Net asset value, end of period	$30.90	$20.66
Total ReturnD,E	51.31%	3.59%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%H
Expenses net of fee waivers, if any	.05%	.05%H
Expenses net of all reductions	.05%	.05%H
Net investment income (loss)	.49%	.78%H
Supplemental Data
Net assets, end of period (000 omitted)	$336,925	$54,213
Portfolio turnover rateI	62%	69%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® Small Cap Value Index Fund	73.10%	20.25%

 A From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Small Cap Value Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Russell 2000® Value Index performed over the same period.

Period Ending Values
$14,387	Fidelity® Small Cap Value Index Fund
$14,423	Russell 2000® Value Index

Fidelity® Small Cap Value Index Fund

Management's Discussion of Fund Performance

Market Recap:  The S&P 500® index gained 40.79% for the 12 months ending June 30, 2021, as U.S. equities staged a historic rebound following a steep but brief decline due to the early-2020 outbreak and spread of COVID-19. A confluence of powerful forces propelled risk assets, returning the stock market to pre-pandemic highs by late August 2020. The rally slowed in September, when stocks began a two-month retreat amid Congress’s inability to reach a deal on additional fiscal stimulus, as well as uncertainty about the election. But as the calendar turned, investors grew hopeful. The rollout of three COVID-19 vaccines was underway, the U.S. Federal Reserve pledged to hold interest rates near zero until the economy recovered, and the federal government planned to deploy trillions of dollars to boost consumers and the economy. A flattish May reflected concerns about inflation and jobs, but the uptrend resumed to close the first half of the year. This backdrop fueled a sharp rotation, with small-cap value usurping leadership from large growth. As part of the “reopening” trade, investors moved out of tech-driven mega-caps that had thrived due to the work-from-home trend in favor of cheap smaller companies that stood to benefit from a broad cyclical recovery. By sector, financials (+62%) led, riding momentum among banks (+71%). Industrials (+51%), materials and energy (+49% each) followed. Conversely, notable “laggards” included the utilities (+16%), consumer staples (+23%) and health care (+28%) sectors. Information technology (+42%) edged the index.

Comments from the Geode Capital Management, LLC, equity index team:  For the fiscal year ending June 30, 2021, the fund gained 73.10%, roughly in line with the 73.28% advance of the benchmark Russell 2000® Value index. By sector, financials gained 59% and contributed most, followed by consumer discretionary, which gained roughly 124% and industrials, which advanced about 71%. The materials sector rose 104%, energy gained 123%, and real estate advanced 46%. Other notable contributors included the information technology (+74%), communication services (+156%), health care (+60%), consumer staples (+60%), and utilities (+20%) sectors. Turning to individual stocks, the top performance contributors were AMC Entertainment (+1219%), in the media & entertainment segment, and Gamestop (+4725%), in the retailing category. Another notable contributor was Darling Ingredients (+166%), from the food, beverage & tobacco group. In materials, Cleveland-Cliffs (+283%) was helpful and Ovintiv (+237%) from the energy sector also contributed. Novavax, within the pharmaceuticals, biotechnology & life sciences segment, rose 127% and Tenet Healthcare, within the health care equipment & services industry, gained 268% and boosted the fund. Conversely, the biggest individual detractor was SelectQuote (-5%), from the insurance category, followed by Cannae Holdings (-17%), which is in the diversified financials group. Within real estate, Geo returned about -34% and hurt. Other detractors were Workhorse (-5%), a stock in the automobiles & components category, and California Resources (-68%), from the energy sector.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fidelity® Small Cap Value Index Fund

Investment Summary (Unaudited)

Top Ten Stocks as of June 30, 2021

% of fund's net assets
AMC Entertainment Holdings, Inc. Class A	1.6
Ovintiv, Inc.	0.5
Tenet Healthcare Corp.	0.4
Stag Industrial, Inc.	0.4
EMCOR Group, Inc.	0.4
Macy's, Inc.	0.4
South State Corp.	0.4
Valley National Bancorp	0.4
CIT Group, Inc.	0.4
Chesapeake Energy Corp.	0.4
5.3

Top Five Market Sectors as of June 30, 2021

% of fund's net assets
Financials	25.2
Industrials	15.0
Health Care	11.3
Real Estate	11.0
Consumer Discretionary	8.3

Asset Allocation (% of fund's net assets)

As of June 30, 2021*
Stocks and Equity Futures	100.0%

 * Foreign investments - 4.7%

Fidelity® Small Cap Value Index Fund

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value
COMMUNICATION SERVICES - 4.5%
Diversified Telecommunication Services - 0.5%
Anterix, Inc. (a)	3,860	$231,561
ATN International, Inc.	5,399	245,601
Cincinnati Bell, Inc. (a)	13,990	215,726
Consolidated Communications Holdings, Inc. (a)	36,069	317,047
Globalstar, Inc. (a)	38,065	67,756
IDT Corp. Class B (a)	2,522	93,213
Iridium Communications, Inc. (a)	14,547	581,735
Liberty Latin America Ltd.:
Class A (a)	18,962	262,813
Class C (a)	78,754	1,110,431
Ooma, Inc. (a)	4,655	87,793
Radius Global Infrastructure, Inc. (a)	21,780	315,810
		3,529,486
Entertainment - 2.1%
AMC Entertainment Holdings, Inc. Class A (a)(b)	201,559	11,424,356
Brooklyn ImmunoTherapeutics, Inc. (a)	1,516	27,303
Chicken Soup For The Soul Entertainment, Inc. (a)	4,187	173,342
Cinemark Holdings, Inc. (a)(b)	9,156	200,974
CuriosityStream, Inc. Class A (a)(b)	10,673	145,580
Eros International PLC (a)	156,604	239,604
IMAX Corp. (a)	22,090	474,935
Lions Gate Entertainment Corp.:
Class A (a)	34,859	721,581
Class B (a)	50,269	919,923
Madison Square Garden Entertainment Corp. (a)	9,255	777,142
Marcus Corp. (a)(b)	11,206	237,679
		15,342,419
Interactive Media & Services - 0.1%
Cars.com, Inc. (a)	29,567	423,695
Liberty TripAdvisor Holdings, Inc. (a)	8,941	36,390
MediaAlpha, Inc. Class A	858	36,122
TrueCar, Inc. (a)	48,839	275,940
Yelp, Inc. (a)	2,644	105,654
		877,801
Media - 1.5%
Advantage Solutions, Inc. Class A (a)	37,781	407,657
AMC Networks, Inc. Class A (a)(b)	7,045	470,606
Audacy, Inc. Class A (a)	58,516	252,204
Boston Omaha Corp. (a)	8,812	279,429
Clear Channel Outdoor Holdings, Inc. (a)	164,519	434,330
comScore, Inc. (a)	34,246	171,230
Daily Journal Corp. (a)	593	200,731
Digital Media Solutions, Inc. Class A (a)	780	7,550
E.W. Scripps Co. Class A	28,526	581,645
Emerald Holding, Inc. (a)	11,955	64,437
Entravision Communication Corp. Class A	29,355	196,091
Fluent, Inc. (a)	22,212	65,081
Gannett Co., Inc. (a)(b)	69,753	382,944
Gray Television, Inc.	42,333	990,592
Hemisphere Media Group, Inc. (a)	7,994	94,329
iHeartMedia, Inc. (a)	30,117	811,051
John Wiley & Sons, Inc. Class A	21,306	1,282,195
MDC Partners, Inc. Class A (a)	28,205	164,999
Meredith Corp. (a)	7,293	316,808
MSG Network, Inc. Class A (a)(b)	14,713	214,516
National CineMedia, Inc.	26,400	133,848
Scholastic Corp.	14,311	542,244
Sinclair Broadcast Group, Inc. Class A (b)	19,174	636,960
Tegna, Inc.	109,474	2,053,732
Thryv Holdings, Inc. (a)	645	23,072
WideOpenWest, Inc. (a)	9,732	201,550
		10,979,831
Wireless Telecommunication Services - 0.3%
Gogo, Inc. (a)	27,204	309,582
Shenandoah Telecommunications Co.	15,744	763,741
Telephone & Data Systems, Inc.	49,718	1,126,610
U.S. Cellular Corp. (a)	7,451	270,546
		2,470,479

TOTAL COMMUNICATION SERVICES		33,200,016

CONSUMER DISCRETIONARY - 8.3%
Auto Components - 1.0%
Adient PLC (a)	40,961	1,851,437
American Axle & Manufacturing Holdings, Inc. (a)	28,020	290,007
Cooper-Standard Holding, Inc. (a)	8,347	242,063
Dana, Inc.	33,422	794,107
Modine Manufacturing Co. (a)	22,101	366,656
Motorcar Parts of America, Inc. (a)	9,211	206,695
Standard Motor Products, Inc.	10,188	441,650
Stoneridge, Inc. (a)	10,714	316,063
Tenneco, Inc. (a)	3,003	58,018
The Goodyear Tire & Rubber Co. (a)	136,558	2,341,970
XL Fleet Corp. (Class A) (a)(b)	16,376	136,412
		7,045,078
Automobiles - 0.2%
Canoo, Inc. (a)(b)	21,568	214,386
Fisker, Inc. (a)(b)	6,472	124,780
Lordstown Motors Corp. (a)(b)	50,138	554,526
Workhorse Group, Inc. (a)(b)	55,507	920,861
		1,814,553
Distributors - 0.1%
Core-Mark Holding Co., Inc.	15,047	677,265
Diversified Consumer Services - 0.9%
Adtalem Global Education, Inc. (a)	24,545	874,784
American Public Education, Inc. (a)	9,253	262,230
Carriage Services, Inc.	6,708	247,995
Coursera, Inc. (b)	6,004	237,518
Graham Holdings Co.	1,918	1,215,820
Houghton Mifflin Harcourt Co. (a)	3,950	43,608
Laureate Education, Inc. Class A (a)	51,790	751,473
OneSpaWorld Holdings Ltd. (a)	13,224	128,141
Perdoceo Education Corp. (a)	35,134	431,094
Regis Corp. (a)	1,149	10,755
StoneMor, Inc. (a)	16,250	42,575
Strategic Education, Inc.	12,097	920,098
Stride, Inc. (a)	18,980	609,827
Vivint Smart Home, Inc. Class A (a)(b)	33,545	442,794
WW International, Inc. (a)	18,085	653,592
		6,872,304
Hotels, Restaurants & Leisure - 0.5%
Biglari Holdings, Inc. (a)	400	63,788
BJ's Restaurants, Inc. (a)	880	43,243
Bluegreen Vacations Holding Corp. Class A (a)	7,387	132,966
Carrols Restaurant Group, Inc. (a)	16,424	98,708
Chuy's Holdings, Inc. (a)	5,391	200,869
Dave & Buster's Entertainment, Inc. (a)	11,549	468,889
Del Taco Restaurants, Inc.	14,980	149,950
Denny's Corp. (a)	7,605	125,406
Drive Shack, Inc. (a)	21,095	69,824
El Pollo Loco Holdings, Inc. (a)	9,543	174,541
Fiesta Restaurant Group, Inc. (a)	8,798	118,157
GAN Ltd. (a)(b)	17,994	295,821
Hall of Fame Resort & Entertainment Co. (a)	27,285	107,230
Jack in the Box, Inc.	9,824	1,094,787
Monarch Casino & Resort, Inc. (a)	1,351	89,396
Nathan's Famous, Inc.	315	22,466
SeaWorld Entertainment, Inc. (a)	11,478	573,211
Target Hospitality Corp. (a)	4,130	15,322
		3,844,574
Household Durables - 1.6%
Bassett Furniture Industries, Inc.	4,618	112,448
Beazer Homes U.S.A., Inc. (a)	14,657	282,734
Cavco Industries, Inc. (a)	1,351	300,179
Century Communities, Inc.	5,353	356,189
Ethan Allen Interiors, Inc.	11,043	304,787
Flexsteel Industries, Inc.	3,227	130,339
Green Brick Partners, Inc. (a)	11,175	254,120
Hamilton Beach Brands Holding Co. Class A	2,074	46,188
Hooker Furniture Corp.	5,348	185,255
Hovnanian Enterprises, Inc. Class A (a)	2,544	270,402
iRobot Corp. (a)(b)	1,269	118,512
KB Home	36,386	1,481,638
La-Z-Boy, Inc.	22,706	841,030
Landsea Homes Corp. (a)	2,783	23,294
Legacy Housing Corp. (a)	4,051	68,502
Lifetime Brands, Inc.	6,187	92,619
M.D.C. Holdings, Inc.	20,767	1,050,810
M/I Homes, Inc. (a)	14,221	834,346
Meritage Homes Corp. (a)	17,479	1,644,424
Taylor Morrison Home Corp. (a)	54,961	1,452,070
TRI Pointe Homes, Inc. (a)	53,686	1,150,491
Tupperware Brands Corp. (a)(b)	24,493	581,709
Turtle Beach Corp. (a)	1,466	46,795
Universal Electronics, Inc. (a)	6,596	319,906
VOXX International Corp. (a)	7,659	107,303
		12,056,090
Internet & Direct Marketing Retail - 0.2%
Groupon, Inc. (a)	1,641	70,826
Lands' End, Inc. (a)	7,153	293,631
PetMed Express, Inc. (b)	1,343	42,775
Revolve Group, Inc. (a)	6,631	456,876
Stamps.com, Inc. (a)	2,862	573,230
The Honest Co., Inc.	3,515	56,908
		1,494,246
Leisure Products - 0.7%
Acushnet Holdings Corp.	11,953	590,478
American Outdoor Brands, Inc. (a)	6,963	244,680
Callaway Golf Co.	57,371	1,935,124
Escalade, Inc.	3,839	88,105
Genius Brands International, Inc. (a)	139,463	256,612
Johnson Outdoors, Inc. Class A	998	120,758
Nautilus, Inc. (a)(b)	10,899	183,648
Sturm, Ruger & Co., Inc.	574	51,649
Vista Outdoor, Inc. (a)	28,935	1,339,112
		4,810,166
Multiline Retail - 0.7%
Big Lots, Inc.	17,142	1,131,543
Dillard's, Inc. Class A	3,108	562,175
Franchise Group, Inc.	12,212	430,717
Macy's, Inc. (a)	155,336	2,945,171
		5,069,606
Specialty Retail - 2.0%
Abercrombie & Fitch Co. Class A (a)	27,823	1,291,822
Academy Sports & Outdoors, Inc.	30,626	1,263,016
America's Car Mart, Inc. (a)	476	67,459
Barnes & Noble Education, Inc. (a)	18,955	136,666
Bed Bath & Beyond, Inc. (a)(b)	48,196	1,604,445
Big 5 Sporting Goods Corp.	10,337	265,454
CarLotz, Inc. Class A (a)	21,457	117,155
Chico's FAS, Inc. (a)	46,786	307,852
Conn's, Inc. (a)	8,894	226,797
Genesco, Inc. (a)	7,267	462,763
Group 1 Automotive, Inc.	8,712	1,345,394
Guess?, Inc.	17,482	461,525
Haverty Furniture Companies, Inc.	4,673	199,817
Hibbett, Inc.	1,413	126,647
Lazydays Holdings, Inc. (a)	3,769	82,918
Lumber Liquidators Holdings, Inc. (a)	14,331	302,384
MarineMax, Inc. (a)(b)	5,159	251,450
Monro, Inc.	6,224	395,286
Rent-A-Center, Inc.	2,214	117,497
Shift Technologies, Inc. Class A (a)	24,673	211,694
Shoe Carnival, Inc.	394	28,206
Signet Jewelers Ltd.	5,707	461,069
Sleep Number Corp. (a)	6,085	669,046
Sonic Automotive, Inc. Class A (sub. vtg.)	10,823	484,221
The Aaron's Co., Inc.	16,764	536,280
The Buckle, Inc.	785	39,054
The Cato Corp. Class A (sub. vtg.)	9,668	163,099
The Container Store Group, Inc. (a)(b)	15,734	205,171
The ODP Corp. (a)	24,238	1,163,666
Tilly's, Inc.	11,156	178,273
TravelCenters of America LLC (a)	6,228	182,107
Urban Outfitters, Inc. (a)	10,027	413,313
Winmark Corp.	1,070	205,526
Zumiez, Inc. (a)	10,842	531,150
		14,498,222
Textiles, Apparel & Luxury Goods - 0.4%
Fossil Group, Inc. (a)	23,322	333,038
G-III Apparel Group Ltd. (a)	21,749	714,672
Movado Group, Inc.	7,762	244,270
Oxford Industries, Inc.	7,358	727,265
Rocky Brands, Inc.	3,208	178,365
Superior Group of Companies, Inc.	4,443	106,232
Unifi, Inc. (a)	6,372	155,222
Vera Bradley, Inc. (a)	12,625	156,424
		2,615,488

TOTAL CONSUMER DISCRETIONARY		60,797,592

CONSUMER STAPLES - 2.7%
Beverages - 0.2%
Duckhorn Portfolio, Inc. (a)	3,290	72,577
MGP Ingredients, Inc. (b)	1,140	77,110
Newage, Inc. (a)(b)	29,882	66,637
Primo Water Corp.	77,950	1,304,104
		1,520,428
Food & Staples Retailing - 0.8%
Andersons, Inc.	9,276	283,196
BJ's Wholesale Club Holdings, Inc. (a)	17,092	813,237
Chefs' Warehouse Holdings (a)	14,548	463,063
HF Foods Group, Inc. (a)	17,276	91,390
Ingles Markets, Inc. Class A	6,857	399,557
Natural Grocers by Vitamin Cottage, Inc.	4,500	48,330
PriceSmart, Inc.	10,770	980,178
Rite Aid Corp. (a)(b)	27,174	442,936
SpartanNash Co.	17,490	337,732
Sprouts Farmers Market LLC (a)	32,406	805,289
United Natural Foods, Inc. (a)(b)	25,888	957,338
Village Super Market, Inc. Class A	3,732	87,739
Weis Markets, Inc.	8,011	413,848
		6,123,833
Food Products - 1.1%
B&G Foods, Inc. Class A	31,592	1,036,218
Cal-Maine Foods, Inc. (a)(b)	17,476	632,806
Fresh Del Monte Produce, Inc.	16,450	540,876
Hostess Brands, Inc. Class A (a)(b)	64,366	1,042,086
John B. Sanfilippo & Son, Inc.	1,446	128,072
Laird Superfood, Inc. (b)	888	26,525
Lancaster Colony Corp.	1,148	222,149
Landec Corp. (a)	12,721	143,111
Limoneira Co.	5,474	96,069
Mission Produce, Inc. (b)	16,233	336,185
Sanderson Farms, Inc.	1,434	269,549
Seneca Foods Corp. Class A (a)	3,253	166,163
The Simply Good Foods Co. (a)	39,747	1,451,163
Tootsie Roll Industries, Inc. (b)	7,514	254,800
TreeHouse Foods, Inc. (a)	25,587	1,139,133
Whole Earth Brands, Inc. Class A (a)	18,389	266,641
		7,751,546
Household Products - 0.1%
Central Garden & Pet Co. (a)	9,900	524,007
Central Garden & Pet Co. Class A (non-vtg.) (a)	4,966	239,858
Oil-Dri Corp. of America	2,496	85,313
		849,178
Personal Products - 0.3%
BellRing Brands, Inc. Class A (a)	6,742	211,294
Edgewell Personal Care Co.	26,822	1,177,486
Nature's Sunshine Products, Inc.	6,023	104,620
Nu Skin Enterprises, Inc. Class A	13,580	769,307
Revlon, Inc. (a)(b)	3,371	43,284
The Beauty Health Co. (a)	1,914	32,155
Veru, Inc. (a)	8,985	72,509
		2,410,655
Tobacco - 0.2%
Universal Corp.	11,861	675,721
Vector Group Ltd.	61,369	867,758
		1,543,479

TOTAL CONSUMER STAPLES		20,199,119

ENERGY - 6.6%
Energy Equipment & Services - 1.5%
Archrock, Inc.	66,670	594,030
Bristow Group, Inc. (a)	3,299	84,487
Championx Corp. (a)	82,315	2,111,380
Dril-Quip, Inc. (a)	17,258	583,838
Frank's International NV (a)(b)	70,848	214,669
FTS International, Inc. Class A (a)	4,379	123,882
Helix Energy Solutions Group, Inc. (a)	70,807	404,308
Helmerich & Payne, Inc.	51,997	1,696,662
Liberty Oilfield Services, Inc. Class A (a)	28,045	397,117
Nabors Industries Ltd. (a)	3,506	400,525
Newpark Resources, Inc. (a)	43,943	152,043
Nextier Oilfield Solutions, Inc. (a)	76,465	363,973
Oceaneering International, Inc. (a)	49,339	768,208
Oil States International, Inc. (a)	29,840	234,244
Patterson-UTI Energy, Inc.	92,203	916,498
ProPetro Holding Corp. (a)	42,302	387,486
RPC, Inc. (a)	32,599	161,365
Select Energy Services, Inc. Class A (a)	29,616	178,881
Solaris Oilfield Infrastructure, Inc. Class A	11,196	109,049
TETRA Technologies, Inc. (a)	14,029	60,886
Tidewater, Inc. (a)	20,157	242,892
U.S. Silica Holdings, Inc. (a)	36,304	419,674
		10,606,097
Oil, Gas & Consumable Fuels - 5.1%
Aemetis, Inc. (a)	11,478	128,209
Alto Ingredients, Inc. (a)	35,381	216,178
Altus Midstream Co.	1,535	103,628
Antero Resources Corp. (a)	124,426	1,870,123
Arch Resources, Inc. (a)	5,953	339,202
Berry Corp.	32,834	220,644
Bonanza Creek Energy, Inc.	15,333	721,724
Brigham Minerals, Inc. Class A	21,756	463,185
California Resources Corp. (a)	41,618	1,254,367
Callon Petroleum Co. (a)	2,656	153,225
Centennial Resource Development, Inc. Class A (a)	78,342	531,159
Centrus Energy Corp. Class A (a)	4,746	120,453
Chesapeake Energy Corp.	48,848	2,536,188
Clean Energy Fuels Corp. (a)(b)	68,916	699,497
CNX Resources Corp. (a)	107,983	1,475,048
Comstock Resources, Inc. (a)(b)	45,362	302,565
CONSOL Energy, Inc. (a)	16,972	313,473
CVR Energy, Inc. (a)	14,556	261,426
Delek U.S. Holdings, Inc.	32,558	703,904
DHT Holdings, Inc.	71,460	463,775
Diamond S Shipping, Inc. (a)	15,233	151,721
Dorian LPG Ltd. (a)	12,224	172,603
Earthstone Energy, Inc. (a)	9,918	109,792
Energy Fuels, Inc. (a)	10,067	60,905
Equitrans Midstream Corp.	202,259	1,721,224
Extraction Oil & Gas, Inc. (a)	4,651	255,386
Falcon Minerals Corp.	3,708	18,837
Frontline Ltd. (NY Shares)	59,042	531,378
Gevo, Inc. (a)	96,628	702,486
Golar LNG Ltd. (a)	50,917	674,650
Green Plains, Inc. (a)	21,221	713,450
HighPeak Energy, Inc.	2,528	25,861
International Seaways, Inc.	11,847	227,225
Laredo Petroleum, Inc. (a)	4,552	422,380
Murphy Oil Corp.	72,474	1,687,195
National Energy Services Reunited Corp. (a)	14,736	209,988
Nordic American Tanker Shipping Ltd.	74,448	244,189
Northern Oil & Gas, Inc.	23,711	492,477
Oasis Petroleum, Inc.	1,479	148,713
Ovintiv, Inc.	122,554	3,856,774
Par Pacific Holdings, Inc. (a)	3,327	55,960
PBF Energy, Inc. Class A (a)	47,653	729,091
PDC Energy, Inc.	49,321	2,258,409
Peabody Energy Corp. (a)(b)	34,143	270,754
Penn Virginia Corp. (a)	7,615	179,790
Range Resources Corp. (a)	118,268	1,982,172
Renewable Energy Group, Inc. (a)	22,191	1,383,387
Rex American Resources Corp. (a)	2,626	236,813
Riley Exploration Permian, Inc.	1,023	29,647
Scorpio Tankers, Inc.	24,157	532,662
SFL Corp. Ltd.	51,178	391,512
SM Energy Co.	57,713	1,421,471
Talos Energy, Inc. (a)	15,462	241,826
Teekay Corp. (a)	33,542	124,776
Teekay Tankers Ltd. (a)	11,644	167,906
Ur-Energy, Inc. (a)	6,386	8,940
W&T Offshore, Inc. (a)(b)	46,264	224,380
Whiting Petroleum Corp. (a)	19,499	1,063,670
Whiting Petroleum Corp.:
warrants 9/1/24 (a)	810	5,054
warrants 9/1/25 (a)	405	2,337
World Fuel Services Corp.	30,980	982,995
		37,598,759

TOTAL ENERGY		48,204,856

FINANCIALS - 25.2%
Banks - 14.2%
1st Source Corp.	8,362	388,499
Allegiance Bancshares, Inc.	9,448	363,181
Altabancorp	8,386	363,198
Amalgamated Financial Corp.	6,729	105,174
Amerant Bancorp, Inc. Class A (a)	10,333	220,920
American National Bankshares, Inc.	5,239	162,881
Ameris Bancorp	33,162	1,678,992
Arrow Financial Corp.	6,556	235,688
Associated Banc-Corp.	74,278	1,521,213
Atlantic Capital Bancshares, Inc. (a)	9,865	251,163
Atlantic Union Bankshares Corp.	39,210	1,420,186
Banc of California, Inc.	21,912	384,336
BancFirst Corp.	8,527	532,341
Bancorp, Inc., Delaware (a)	26,161	601,965
BancorpSouth Bank	50,426	1,428,569
Bank First National Corp.	3,294	229,822
Bank of Marin Bancorp	6,279	200,300
BankUnited, Inc.	46,076	1,966,984
Banner Corp.	17,224	933,713
Bar Harbor Bankshares	7,325	209,642
Berkshire Hills Bancorp, Inc.	25,047	686,538
Blue Ridge Bankshares, Inc.	8,662	151,758
Boston Private Financial Holdings, Inc.	40,608	598,968
Brookline Bancorp, Inc., Delaware	37,534	561,133
Bryn Mawr Bank Corp.	9,778	412,534
Business First Bancshares, Inc.	9,852	226,103
Byline Bancorp, Inc.	12,576	284,595
Cadence Bancorp Class A	39,774	830,481
Cambridge Bancorp	3,404	282,498
Camden National Corp.	7,163	342,105
Capital Bancorp, Inc. (a)	3,858	78,896
Capital City Bank Group, Inc.	6,691	172,561
Capstar Financial Holdings, Inc.	10,353	212,237
Carter Bankshares, Inc. (a)	12,724	159,177
Cathay General Bancorp	37,836	1,489,225
CBTX, Inc.	8,991	245,544
Central Pacific Financial Corp.	13,627	355,120
Century Bancorp, Inc. Class A (non-vtg.)	1,318	150,252
CIT Group, Inc.	49,163	2,536,319
Citizens & Northern Corp.	7,676	188,062
City Holding Co.	7,552	568,212
Civista Bancshares, Inc.	7,719	170,590
CNB Financial Corp., Pennsylvania	7,942	181,236
Coastal Financial Corp. of Washington (a)	1,583	45,210
Columbia Banking Systems, Inc.	35,667	1,375,320
Community Bank System, Inc.	26,479	2,003,136
Community Trust Bancorp, Inc.	7,472	301,719
ConnectOne Bancorp, Inc.	18,485	483,752
CrossFirst Bankshares, Inc. (a)	12,206	167,833
Customers Bancorp, Inc. (a)	13,639	531,785
CVB Financial Corp.	63,924	1,316,195
Dime Community Bancshares, Inc.	17,475	587,510
Eagle Bancorp, Inc.	15,599	874,792
Eastern Bankshares, Inc.	66,676	1,371,525
Enterprise Bancorp, Inc.	4,580	149,995
Enterprise Financial Services Corp.	14,422	669,037
Equity Bancshares, Inc. (a)	6,624	201,966
Farmers National Banc Corp.	12,745	197,675
FB Financial Corp.	15,211	567,675
Fidelity D & D Bancorp, Inc.	1,998	108,092
Financial Institutions, Inc.	7,757	232,710
First Bancorp, North Carolina	13,992	572,413
First Bancorp, Puerto Rico	107,002	1,275,464
First Bancshares, Inc.	10,237	383,171
First Bank Hamilton New Jersey	7,716	104,475
First Busey Corp.	25,109	619,188
First Choice Bancorp	5,138	156,452
First Commonwealth Financial Corp.	47,098	662,669
First Community Bankshares, Inc.	8,464	252,650
First Financial Bancorp, Ohio	47,759	1,128,545
First Financial Bankshares, Inc.	4,630	227,472
First Financial Corp., Indiana	5,723	233,613
First Foundation, Inc.	19,854	446,914
First Internet Bancorp	4,618	143,066
First Interstate Bancsystem, Inc.	20,266	847,727
First Merchants Corp.	27,106	1,129,507
First Mid-Illinois Bancshares, Inc.	8,179	331,331
First Midwest Bancorp, Inc., Delaware	55,997	1,110,421
First of Long Island Corp.	11,040	234,379
Five Star Bancorp	1,619	39,099
Flushing Financial Corp.	14,303	306,513
Fulton Financial Corp.	77,985	1,230,603
German American Bancorp, Inc.	12,190	453,468
Glacier Bancorp, Inc.	41,564	2,289,345
Great Southern Bancorp, Inc.	5,058	272,626
Great Western Bancorp, Inc.	25,689	842,342
Guaranty Bancshares, Inc. Texas	3,899	132,839
Hancock Whitney Corp.	42,936	1,908,076
Hanmi Financial Corp.	14,877	283,556
HarborOne Bancorp, Inc.	24,800	355,632
Hawthorn Bancshares, Inc.	108	2,476
HBT Financial, Inc.	4,293	74,741
Heartland Financial U.S.A., Inc.	20,025	940,975
Heritage Commerce Corp.	28,903	321,690
Heritage Financial Corp., Washington	17,430	436,099
Hilltop Holdings, Inc.	31,878	1,160,359
Home Bancshares, Inc.	75,562	1,864,870
HomeTrust Bancshares, Inc.	7,407	206,655
Hope Bancorp, Inc.	58,368	827,658
Horizon Bancorp, Inc. Indiana	21,439	373,682
Howard Bancorp, Inc. (a)	6,551	105,668
Independent Bank Corp.	10,414	226,088
Independent Bank Corp., Massachusetts	16,329	1,232,840
Independent Bank Group, Inc.	18,765	1,388,235
International Bancshares Corp.	26,619	1,143,020
Investors Bancorp, Inc.	71,946	1,025,950
Lakeland Bancorp, Inc.	23,996	419,450
Lakeland Financial Corp.	11,202	690,491
Macatawa Bank Corp.	12,677	110,924
Mercantile Bank Corp.	7,716	233,023
Metrocity Bankshares, Inc.	6,953	121,747
Metropolitan Bank Holding Corp. (a)	3,638	219,080
Mid Penn Bancorp, Inc.	4,823	132,391
Midland States Bancorp, Inc.	10,523	276,439
MidWestOne Financial Group, Inc.	7,180	206,569
MVB Financial Corp.	4,876	208,010
National Bank Holdings Corp.	14,646	552,740
NBT Bancorp, Inc.	20,727	745,550
Nicolet Bankshares, Inc. (a)	4,404	309,777
Northrim Bancorp, Inc.	3,012	128,763
OceanFirst Financial Corp.	29,226	609,070
OFG Bancorp	25,182	557,026
Old National Bancorp, Indiana	81,342	1,432,433
Old Second Bancorp, Inc.	13,456	166,854
Origin Bancorp, Inc.	9,118	387,150
Orrstown Financial Services, Inc.	5,401	124,601
Pacific Premier Bancorp, Inc.	39,786	1,682,550
Park National Corp.	7,129	837,087
Peapack-Gladstone Financial Corp.	9,106	282,923
Peoples Bancorp, Inc.	8,738	258,820
Peoples Financial Services Corp.	3,447	146,842
Preferred Bank, Los Angeles	6,794	429,856
Premier Financial Bancorp, Inc.	6,224	104,874
Primis Financial Corp.	11,772	179,641
QCR Holdings, Inc.	7,644	367,600
RBB Bancorp	6,268	151,811
Red River Bancshares, Inc.	2,178	110,011
Reliant Bancorp, Inc.	7,625	211,441
Renasant Corp.	27,331	1,093,240
Republic Bancorp, Inc., Kentucky Class A	4,628	213,490
Republic First Bancorp, Inc. (a)	21,715	86,643
S&T Bancorp, Inc.	18,988	594,324
Sandy Spring Bancorp, Inc.	23,216	1,024,522
Seacoast Banking Corp., Florida	27,258	930,861
ServisFirst Bancshares, Inc.	4,163	283,001
Sierra Bancorp	6,951	176,903
Simmons First National Corp. Class A	53,237	1,561,974
SmartFinancial, Inc.	6,881	165,213
South Plains Financial, Inc.	5,315	122,936
South State Corp.	35,212	2,878,933
Southern First Bancshares, Inc. (a)	2,548	130,356
Southside Bancshares, Inc.	15,240	582,625
Spirit of Texas Bancshares, Inc.	6,485	148,117
Stock Yards Bancorp, Inc.	8,342	424,524
Summit Financial Group, Inc.	5,596	123,168
Texas Capital Bancshares, Inc. (a)	15,577	988,984
The Bank of NT Butterfield & Son Ltd.	24,803	879,266
The First Bancorp, Inc.	5,080	149,606
Tompkins Financial Corp.	7,055	547,186
TowneBank	33,410	1,016,332
Trico Bancshares	13,668	581,983
TriState Capital Holdings, Inc. (a)	14,428	294,187
Triumph Bancorp, Inc. (a)	852	63,261
Trustmark Corp.	31,035	955,878
UMB Financial Corp.	21,670	2,016,610
United Bankshares, Inc., West Virginia	61,845	2,257,343
United Community Bank, Inc.	43,262	1,384,817
Univest Corp. of Pennsylvania	14,276	376,458
Valley National Bancorp	198,495	2,665,788
Veritex Holdings, Inc.	20,703	733,093
Washington Trust Bancorp, Inc.	8,382	430,416
WesBanco, Inc.	32,317	1,151,455
West Bancorp., Inc.	6,511	180,680
Westamerica Bancorp.	12,824	744,177
		104,927,294
Capital Markets - 1.2%
Assetmark Financial Holdings, Inc. (a)	8,831	221,305
Associated Capital Group, Inc.	780	30,311
B. Riley Financial, Inc.	9,950	751,225
BGC Partners, Inc. Class A	164,096	930,424
Blucora, Inc. (a)	15,222	263,493
Cowen Group, Inc. Class A	12,913	530,079
Diamond Hill Investment Group, Inc.	1,486	248,623
Donnelley Financial Solutions, Inc. (a)	13,744	453,552
Federated Hermes, Inc. Class B (non-vtg.)	46,952	1,592,142
GAMCO Investors, Inc. Class A	47	1,180
GCM Grosvenor, Inc. Class A	2,391	24,914
Houlihan Lokey	3,271	267,535
Moelis & Co. Class A	13,758	782,693
Oppenheimer Holdings, Inc. Class A (non-vtg.)	4,603	234,017
Piper Jaffray Companies	8,851	1,146,736
PJT Partners, Inc.	2,008	143,331
Sculptor Capital Management, Inc. Class A	10,830	266,310
StoneX Group, Inc. (a)	7,541	457,512
Value Line, Inc.	27	837
WisdomTree Investments, Inc. (b)	17,309	107,316
		8,453,535
Consumer Finance - 1.4%
Encore Capital Group, Inc. (a)	15,256	722,982
Enova International, Inc. (a)	18,076	618,380
EZCORP, Inc. (non-vtg.) Class A (a)	23,581	142,193
First Cash Financial Services, Inc.	18,478	1,412,458
Green Dot Corp. Class A (a)	23,846	1,117,185
LendingClub Corp. (a)	47,848	867,484
Navient Corp.	86,921	1,680,183
Nelnet, Inc. Class A	8,265	621,776
Oportun Financial Corp. (a)	10,365	207,611
PRA Group, Inc. (a)	22,345	859,612
PROG Holdings, Inc.	27,995	1,347,399
Regional Management Corp.	2,531	117,793
World Acceptance Corp. (a)(b)	2,174	348,362
		10,063,418
Diversified Financial Services - 0.4%
A-Mark Precious Metals, Inc.	4,342	201,903
Aeva Technologies, Inc. (a)	12,403	131,100
Alerus Financial Corp.	7,579	219,867
Banco Latinoamericano de Comercio Exterior SA Series E	14,789	227,307
Cannae Holdings, Inc. (a)	43,330	1,469,320
Marlin Business Services Corp.	4,056	92,315
View, Inc. Class A (a)	41,892	355,244
		2,697,056
Insurance - 2.6%
AMBAC Financial Group, Inc. (a)	22,088	345,898
American Equity Investment Life Holding Co.	42,217	1,364,453
American National Group, Inc.	3,663	544,139
Amerisafe, Inc.	9,375	559,594
Argo Group International Holdings, Ltd.	15,613	809,222
Citizens, Inc. Class A (a)(b)	24,110	127,542
CNO Financial Group, Inc.	64,915	1,533,292
Crawford & Co. Class A	7,806	70,800
Donegal Group, Inc. Class A	6,919	100,810
eHealth, Inc. (a)	8,572	500,605
Employers Holdings, Inc.	13,833	592,052
Enstar Group Ltd. (a)	6,831	1,632,063
Genworth Financial, Inc. Class A (a)	250,964	978,760
Goosehead Insurance	7,409	943,166
Greenlight Capital Re, Ltd. (a)	13,268	121,137
HCI Group, Inc. (b)	2,818	280,194
Heritage Insurance Holdings, Inc.	11,343	97,323
Horace Mann Educators Corp.	20,502	767,185
Independence Holding Co.	2,114	97,920
Investors Title Co.	571	99,714
James River Group Holdings Ltd.	14,963	561,412
Maiden Holdings Ltd. (a)	33,928	114,337
MBIA, Inc. (a)	23,634	259,974
MetroMile, Inc. (a)	18,236	166,859
National Western Life Group, Inc.	1,261	282,956
NI Holdings, Inc. (a)	4,333	82,370
ProAssurance Corp.	26,380	600,145
ProSight Global, Inc. (a)	4,360	55,634
RLI Corp.	1,570	164,206
Safety Insurance Group, Inc.	7,066	553,126
Selective Insurance Group, Inc.	29,507	2,394,493
Siriuspoint Ltd. (a)	44,023	443,312
State Auto Financial Corp.	8,704	149,012
Stewart Information Services Corp.	13,282	752,957
Tiptree, Inc.	11,139	103,593
Trean Insurance Group, Inc. (a)	9,023	136,067
United Fire Group, Inc.	10,285	285,203
United Insurance Holdings Corp.	9,948	56,704
Universal Insurance Holdings, Inc.	13,285	184,396
Watford Holdings Ltd. (a)	8,634	302,104
		19,214,729
Mortgage Real Estate Investment Trusts - 2.5%
Apollo Commercial Real Estate Finance, Inc.	69,865	1,114,347
Arbor Realty Trust, Inc.	63,457	1,130,804
Ares Commercial Real Estate Corp.	18,985	278,890
Armour Residential REIT, Inc.	33,501	382,581
Blackstone Mortgage Trust, Inc.	68,845	2,195,467
BrightSpire Capital, Inc.	42,452	399,049
Broadmark Realty Capital, Inc.	64,430	682,314
Capstead Mortgage Corp.	45,870	281,642
Chimera Investment Corp.	113,784	1,713,587
Dynex Capital, Inc.	14,799	276,149
Ellington Financial LLC	20,525	393,054
Granite Point Mortgage Trust, Inc.	27,638	407,661
Great Ajax Corp.	10,729	139,262
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	35,974	2,019,940
Invesco Mortgage Capital, Inc. (b)	121,339	473,222
KKR Real Estate Finance Trust, Inc.	16,338	353,391
Ladder Capital Corp. Class A	56,183	648,352
MFA Financial, Inc.	218,419	1,002,543
New York Mortgage Trust, Inc.	189,252	845,956
Orchid Island Capital, Inc.	46,999	243,925
PennyMac Mortgage Investment Trust	39,483	831,512
Ready Capital Corp.	29,169	462,912
Redwood Trust, Inc.	55,752	672,927
TPG RE Finance Trust, Inc.	30,427	409,243
Two Harbors Investment Corp.	134,263	1,015,028
		18,373,758
Thrifts & Mortgage Finance - 2.9%
Axos Financial, Inc. (a)	25,750	1,194,543
Bridgewater Bancshares, Inc. (a)	8,150	131,623
Capitol Federal Financial, Inc.	63,141	743,801
Columbia Financial, Inc. (a)	12,639	217,644
Essent Group Ltd.	55,035	2,473,823
Federal Agricultural Mortgage Corp. Class C (non-vtg.)	4,419	437,039
Finance of America Companies, Inc. (a)	16,194	123,560
Flagstar Bancorp, Inc.	25,916	1,095,469
FS Bancorp, Inc.	1,833	130,638
Hingham Institution for Savings	680	197,540
Home Bancorp, Inc.	3,784	144,208
Home Point Capital, Inc. (b)	3,885	23,038
HomeStreet, Inc.	10,223	416,485
Kearny Financial Corp.	25,394	303,458
Luther Burbank Corp.	6,925	82,131
Merchants Bancorp	4,983	195,533
Meridian Bancorp, Inc. Maryland	23,184	474,345
Meta Financial Group, Inc.	11,099	561,942
Mr. Cooper Group, Inc. (a)	35,234	1,164,836
NMI Holdings, Inc. (a)	39,357	884,745
Northfield Bancorp, Inc.	22,560	369,984
Northwest Bancshares, Inc.	60,292	822,383
Ocwen Financial Corp. (a)	3,973	123,084
PCSB Financial Corp.	6,607	120,049
Pennymac Financial Services, Inc.	17,576	1,084,791
Pioneer Bancorp, Inc. (a)	5,535	66,531
Premier Financial Corp.	18,544	526,835
Provident Bancorp, Inc.	7,801	127,234
Provident Financial Services, Inc.	37,547	859,451
Radian Group, Inc.	95,321	2,120,892
Southern Missouri Bancorp, Inc.	3,802	170,938
Trustco Bank Corp., New York	9,236	317,534
Velocity Financial, Inc. (a)	4,240	52,958
Walker & Dunlop, Inc.	13,025	1,359,550
Washington Federal, Inc.	35,622	1,132,067
Waterstone Financial, Inc.	9,572	188,186
WSFS Financial Corp.	23,344	1,087,597
		21,526,465

TOTAL FINANCIALS		185,256,255

HEALTH CARE - 11.3%
Biotechnology - 6.2%
4D Molecular Therapeutics, Inc.	4,339	104,483
89Bio, Inc. (a)	4,795	89,667
Adicet Bio, Inc. (a)	10,358	106,584
Adverum Biotechnologies, Inc. (a)	43,231	151,309
Aeglea BioTherapeutics, Inc. (a)	20,140	140,174
Agios Pharmaceuticals, Inc. (a)	30,495	1,680,579
Akebia Therapeutics, Inc. (a)	46,012	174,385
Akero Therapeutics, Inc. (a)	3,006	74,579
Akouos, Inc. (a)	11,692	146,735
Albireo Pharma, Inc. (a)	1,682	59,173
Allogene Therapeutics, Inc. (a)	20,027	522,304
Altimmune, Inc. (a)	16,128	158,861
AnaptysBio, Inc. (a)(b)	9,527	247,035
Anika Therapeutics, Inc. (a)	7,113	307,922
Annexon, Inc. (a)	15,369	345,956
Applied Therapeutics, Inc. (a)	2,123	44,116
AquaBounty Technologies, Inc. (a)	17,588	94,272
Arbutus Biopharma Corp. (a)	35,203	106,665
Arcturus Therapeutics Holdings, Inc. (a)(b)	10,484	354,779
Arcus Biosciences, Inc. (a)	22,455	616,614
Arcutis Biotherapeutics, Inc. (a)	12,233	333,839
Ardelyx, Inc. (a)	10,264	77,801
Arena Pharmaceuticals, Inc. (a)	27,258	1,858,996
Atara Biotherapeutics, Inc. (a)	37,423	581,928
Athenex, Inc. (a)	17,721	81,871
Athersys, Inc. (a)	13,108	18,876
Atossa Therapeutics, Inc. (a)	53,888	340,572
Atreca, Inc. (a)(b)	12,762	108,732
Avid Bioservices, Inc. (a)	1,913	49,068
Avidity Biosciences, Inc. (b)	12,434	307,244
AVROBIO, Inc. (a)	17,949	159,567
BioCryst Pharmaceuticals, Inc. (a)(b)	79,054	1,249,844
Biohaven Pharmaceutical Holding Co. Ltd. (a)	8,827	856,925
Black Diamond Therapeutics, Inc. (a)	11,091	135,199
bluebird bio, Inc. (a)	33,444	1,069,539
Blueprint Medicines Corp. (a)	1,924	169,235
Bolt Biotherapeutics, Inc.	5,714	88,338
BridgeBio Pharma, Inc. (a)	17,496	1,066,556
Cardiff Oncology, Inc. (a)	17,939	119,294
Catalyst Pharmaceutical Partners, Inc. (a)	48,856	280,922
Cel-Sci Corp. (a)(b)	1,661	14,417
Celldex Therapeutics, Inc. (a)	4,168	139,378
ChemoCentryx, Inc. (a)	24,937	333,906
Chimerix, Inc. (a)	10,507	84,056
Chinook Therapeutics, Inc. (a)	15,637	220,794
Chinook Therapeutics, Inc. rights (a)(c)	488	24
Clene, Inc. (a)	3,804	42,757
Cogent Biosciences, Inc. (a)	13,035	105,714
Constellation Pharmaceuticals, Inc. (a)	17,950	606,710
Crinetics Pharmaceuticals, Inc. (a)	2,412	45,466
Cullinan Oncology, Inc.	6,096	156,972
Curis, Inc. (a)	5,595	45,152
Cytokinetics, Inc. (a)(b)	2,371	46,922
CytomX Therapeutics, Inc. (a)	4,904	31,042
Deciphera Pharmaceuticals, Inc. (a)	2,798	102,435
Design Therapeutics, Inc. (a)	2,805	55,791
Dyne Therapeutics, Inc.	14,757	310,487
Eagle Pharmaceuticals, Inc. (a)	2,919	124,933
Eiger Biopharmaceuticals, Inc. (a)	15,829	134,863
Emergent BioSolutions, Inc. (a)	24,272	1,528,893
Enanta Pharmaceuticals, Inc. (a)	8,447	371,752
FibroGen, Inc. (a)	3,705	98,664
Finch Therapeutics Group, Inc. (a)	3,451	48,556
Foghorn Therapeutics, Inc. (b)	8,195	87,441
Forma Therapeutics Holdings, Inc.	15,800	393,262
Frequency Therapeutics, Inc. (a)	15,907	158,434
G1 Therapeutics, Inc. (a)(b)	7,996	175,432
Gemini Therapeutics, Inc. (b)	9,094	58,838
Generation Bio Co. (b)	1,357	36,503
Geron Corp. (a)	145,285	204,852
Gossamer Bio, Inc. (a)(b)	30,522	247,839
Gritstone Bio, Inc. (a)	20,177	184,216
Homology Medicines, Inc. (a)	21,043	152,983
Hookipa Pharma, Inc. (a)(b)	3,801	34,817
iBio, Inc. (a)	107,354	162,105
Ideaya Biosciences, Inc. (a)	10,591	222,305
Immunic, Inc. (a)	7,704	94,451
ImmunityBio, Inc. (a)(b)	29,425	420,189
ImmunoGen, Inc. (a)	44,353	292,286
Immunovant, Inc. (a)	6,724	71,073
Infinity Pharmaceuticals, Inc. (a)	4,261	12,740
Inovio Pharmaceuticals, Inc. (a)(b)	102,263	947,978
Inozyme Pharma, Inc. (a)(b)	7,055	120,217
Instil Bio, Inc. (a)	4,651	89,857
Invitae Corp. (a)	73,782	2,488,667
iTeos Therapeutics, Inc. (a)	9,987	256,167
Iveric Bio, Inc. (a)	35,372	223,197
Jounce Therapeutics, Inc. (a)	16,336	111,085
Kezar Life Sciences, Inc. (a)	16,635	90,328
Kiniksa Pharmaceuticals Ltd. (a)(b)	7,808	108,765
Kinnate Biopharma, Inc.	6,268	145,919
Kronos Bio, Inc. (b)	16,794	402,216
Krystal Biotech, Inc. (a)	5,675	385,900
Kura Oncology, Inc. (a)	31,380	654,273
Lexicon Pharmaceuticals, Inc. (a)	20,315	93,246
Ligand Pharmaceuticals, Inc. Class B (a)(b)	6,568	861,656
Lineage Cell Therapeutics, Inc. (a)	60,157	171,447
Macrogenics, Inc. (a)	2,337	62,772
Magenta Therapeutics, Inc. (a)	1,501	14,680
MannKind Corp. (a)(b)	109,630	597,484
MeiraGTx Holdings PLC (a)	14,052	217,806
Mersana Therapeutics, Inc. (a)	10,148	137,810
MiMedx Group, Inc. (a)	18,191	227,569
Mirum Pharmaceuticals, Inc. (a)(b)	1,029	17,791
Mustang Bio, Inc. (a)	34,273	113,786
Myriad Genetics, Inc. (a)	37,861	1,157,789
Neoleukin Therapeutics, Inc. (a)	13,374	123,442
Neximmune, Inc.	1,024	16,712
Nkarta, Inc. (a)(b)	6,934	219,738
Nurix Therapeutics, Inc. (a)(b)	1,386	36,771
Olema Pharmaceuticals, Inc.	3,176	88,864
OncoCyte Corp. (a)	9,457	54,283
Oncorus, Inc. (a)	10,067	138,925
Oncternal Therapeutics, Inc. (a)	22,052	104,747
Opko Health, Inc. (a)(b)	194,687	788,482
ORIC Pharmaceuticals, Inc. (a)(b)	12,471	220,612
Oyster Point Pharma, Inc. (a)	5,143	88,408
Passage Bio, Inc. (a)(b)	18,402	243,642
Portage Biotech, Inc. (a)	1,558	32,656
Poseida Therapeutics, Inc. (a)(b)	14,074	141,021
Praxis Precision Medicines, Inc.	11,057	202,122
Precigen, Inc. (a)(b)	6,150	40,098
Prometheus Biosciences, Inc. (a)	4,886	120,000
Prothena Corp. PLC (a)	3,935	202,298
Rain Therapeutics, Inc. (a)	1,238	19,239
Recursion Pharmaceuticals, Inc. (a)	3,448	125,852
REGENXBIO, Inc. (a)	9,350	363,248
Relay Therapeutics, Inc. (a)(b)	3,134	114,673
Replimune Group, Inc. (a)	3,954	151,913
Revolution Medicines, Inc. (a)	25,278	802,324
Rhythm Pharmaceuticals, Inc. (a)	21,817	427,177
Sana Biotechnology, Inc. (b)	746	14,666
Sangamo Therapeutics, Inc. (a)	6,145	73,556
Scholar Rock Holding Corp. (a)(b)	2,127	61,470
Selecta Biosciences, Inc. (a)	40,090	167,576
Sensei Biotherapeutics, Inc.	3,851	37,586
Shattuck Labs, Inc.	2,312	67,025
Sigilon Therapeutics, Inc.	3,425	36,750
Silverback Therapeutics, Inc. (b)	6,262	193,433
Solid Biosciences, Inc. (a)	29,508	107,999
Sorrento Therapeutics, Inc. (a)(b)	13,051	126,464
Spero Therapeutics, Inc. (a)(b)	903	12,606
Spruce Biosciences, Inc. (b)	4,136	46,365
SQZ Biotechnologies Co. (b)	11,317	163,531
Surface Oncology, Inc. (a)	16,583	123,709
Sutro Biopharma, Inc. (a)	19,981	371,447
Syndax Pharmaceuticals, Inc. (a)	16,813	288,679
Syros Pharmaceuticals, Inc. (a)	15,239	83,053
Talaris Therapeutics, Inc. (a)	1,413	20,757
Taysha Gene Therapies, Inc. (b)	1,923	40,768
TCR2 Therapeutics, Inc. (a)	15,076	247,397
TONIX Pharmaceuticals Holding (a)	161,324	179,070
Translate Bio, Inc. (a)	16,181	445,625
Travere Therapeutics, Inc. (a)	26,862	391,917
Trevena, Inc. (a)	53,944	91,165
Trillium Therapeutics, Inc. (a)	41,157	399,223
Turning Point Therapeutics, Inc. (a)	20,194	1,575,536
UroGen Pharma Ltd. (a)	2,670	40,771
Vanda Pharmaceuticals, Inc. (a)	27,190	584,857
Vaxart, Inc. (a)(b)	5,411	40,528
Vaxcyte, Inc.	13,944	313,879
VBI Vaccines, Inc. (a)	10,994	36,830
Veracyte, Inc. (a)	33,471	1,338,171
Viking Therapeutics, Inc. (a)(b)	33,549	200,959
Viracta Therapeutics, Inc. (a)	14,100	159,894
VistaGen Therapeutics, Inc. (a)	15,577	49,068
Vor Biopharma, Inc. (a)	5,045	94,089
Werewolf Therapeutics, Inc. (a)	1,267	22,096
Xbiotech, Inc.	7,905	130,907
XOMA Corp. (a)	2,791	94,894
Zymergen, Inc. (a)	7,452	298,155
		45,478,111
Health Care Equipment & Supplies - 1.2%
Alphatec Holdings, Inc. (a)	2,902	44,459
Angiodynamics, Inc. (a)	18,316	496,913
Asensus Surgical, Inc. (a)	80,193	254,212
Avanos Medical, Inc. (a)	23,845	867,243
Bioventus, Inc.	622	10,947
Cryolife, Inc. (a)	2,180	61,912
DarioHealth Corp. (a)	6,723	143,603
Haemonetics Corp. (a)	7,918	527,656
Impel Neuropharma, Inc. (a)	848	7,505
Integer Holdings Corp. (a)	16,271	1,532,728
Invacare Corp. (a)	16,417	132,485
Lantheus Holdings, Inc. (a)	28,471	786,938
LivaNova PLC (a)	4,710	396,158
Meridian Bioscience, Inc. (a)	18,765	416,208
Merit Medical Systems, Inc. (a)	2,844	183,893
Mesa Laboratories, Inc.	2,414	654,604
Misonix, Inc. (a)	2,888	64,056
Natus Medical, Inc. (a)	16,740	434,905
Neogen Corp. (a)	3,337	153,635
Neuronetics, Inc. (a)	1,331	21,323
OraSure Technologies, Inc. (a)	35,272	357,658
Orthofix International NV (a)	9,400	377,034
Seaspine Holdings Corp. (a)	7,873	161,475
Sientra, Inc. (a)(b)	3,842	30,582
Talis Biomedical Corp.	7,212	79,548
Utah Medical Products, Inc.	1,466	124,669
Varex Imaging Corp. (a)	16,400	439,848
		8,762,197
Health Care Providers & Services - 1.9%
AdaptHealth Corp. (a)	39,136	1,072,718
Addus HomeCare Corp. (a)	4,417	385,339
Apria, Inc.	1,934	54,152
Brookdale Senior Living, Inc. (a)	91,525	723,048
Castle Biosciences, Inc. (a)	891	65,337
Community Health Systems, Inc. (a)	8,061	124,462
Covetrus, Inc. (a)	51,244	1,383,588
Cross Country Healthcare, Inc. (a)	15,534	256,466
Exagen, Inc. (a)	3,726	55,853
Fulgent Genetics, Inc. (a)	8,819	813,376
Ikena Oncology, Inc. (a)	4,145	58,196
Magellan Health Services, Inc. (a)	11,626	1,095,169
MEDNAX, Inc. (a)	17,587	530,248
Modivcare, Inc. (a)	4,128	702,049
National Healthcare Corp.	6,159	430,514
Option Care Health, Inc. (a)	54,942	1,201,582
Owens & Minor, Inc.	6,241	264,182
Patterson Companies, Inc.	31,679	962,725
SOC Telemed, Inc. Class A (a)	4,419	25,144
Tenet Healthcare Corp. (a)	46,381	3,107,063
Tivity Health, Inc. (a)	8,808	231,738
Triple-S Management Corp. (a)	11,236	250,226
Viemed Healthcare, Inc. (a)	15,134	108,208
		13,901,383
Health Care Technology - 0.8%
Allscripts Healthcare Solutions, Inc. (a)	69,386	1,284,335
American Well Corp. (b)	96,369	1,212,322
Castlight Health, Inc. Class B (a)	59,309	155,983
Computer Programs & Systems, Inc.	7,025	233,441
Evolent Health, Inc. (a)	30,852	651,594
Forian, Inc. (a)	797	10,018
HealthStream, Inc. (a)	12,466	348,300
MultiPlan Corp. Class A (a)	166,973	1,589,583
NantHealth, Inc. (a)	5,973	13,857
Nextgen Healthcare, Inc. (a)	28,067	465,632
		5,965,065
Life Sciences Tools & Services - 0.3%
Fluidigm Corp. (a)(b)	33,680	207,469
Harvard Bioscience, Inc. (a)	2,786	23,207
Nanostring Technologies, Inc. (a)	1,822	118,047
Pacific Biosciences of California, Inc. (a)	52,299	1,828,896
Personalis, Inc. (a)	16,365	414,035
Seer, Inc. (b)	4,683	153,509
		2,745,163
Pharmaceuticals - 0.9%
Amphastar Pharmaceuticals, Inc. (a)	12,719	256,415
ANI Pharmaceuticals, Inc. (a)	4,869	170,658
Atea Pharmaceuticals, Inc. (b)	29,155	626,249
Athira Pharma, Inc.	15,792	161,710
Cara Therapeutics, Inc. (a)	22,091	315,239
Cerecor, Inc. (a)	1,370	4,480
Citius Pharmaceuticals, Inc. (a)(b)	56,040	195,019
CorMedix, Inc. (a)	17,059	117,025
CymaBay Therapeutics, Inc. (a)(b)	33,341	145,367
Endo International PLC (a)	113,485	531,110
Eyepoint Pharmaceuticals, Inc. (a)	10,578	95,096
Fulcrum Therapeutics, Inc. (a)	10,929	114,536
Innoviva, Inc. (a)	27,269	365,677
Kala Pharmaceuticals, Inc. (a)	8,230	43,619
Kaleido Biosciences, Inc. (a)	715	5,320
KemPharm, Inc. (a)	7,297	93,548
NGM Biopharmaceuticals, Inc. (a)	13,988	275,843
Nuvation Bio, Inc. (a)(b)	2,672	24,876
Pliant Therapeutics, Inc.	1,001	29,149
Prestige Brands Holdings, Inc. (a)	24,591	1,281,191
Provention Bio, Inc. (a)	27,327	230,367
Reata Pharmaceuticals, Inc. (a)	1,770	250,508
Reneo Pharmaceuticals, Inc. (a)	1,015	9,470
Supernus Pharmaceuticals, Inc. (a)	24,340	749,429
Tarsus Pharmaceuticals, Inc. (a)	780	22,604
Terns Pharmaceuticals, Inc.	1,367	16,759
Theravance Biopharma, Inc. (a)	2,084	30,260
Zogenix, Inc. (a)	27,846	481,179
		6,642,703

TOTAL HEALTH CARE		83,494,622

INDUSTRIALS - 15.0%
Aerospace & Defense - 1.1%
AAR Corp. (a)	16,971	657,626
Aerojet Rocketdyne Holdings, Inc.	7,537	363,962
AerSale Corp. (a)	4,384	54,625
Astronics Corp. (a)	11,898	208,334
Ducommun, Inc. (a)	5,533	301,880
Kaman Corp.	13,658	688,363
Kratos Defense & Security Solutions, Inc. (a)	47,311	1,347,890
Maxar Technologies, Inc. (b)	35,543	1,418,877
Moog, Inc. Class A	14,372	1,208,110
National Presto Industries, Inc.	2,511	255,243
Park Aerospace Corp.	9,340	139,166
Parsons Corp. (a)(b)	13,013	512,192
Triumph Group, Inc. (a)	25,665	532,549
Vectrus, Inc. (a)	5,678	270,216
		7,959,033
Air Freight & Logistics - 0.4%
Air Transport Services Group, Inc. (a)	29,107	676,156
Atlas Air Worldwide Holdings, Inc. (a)	14,176	965,527
Echo Global Logistics, Inc. (a)	8,692	267,192
Hub Group, Inc. Class A (a)	16,371	1,080,159
Radiant Logistics, Inc. (a)	19,582	135,703
		3,124,737
Airlines - 0.5%
Hawaiian Holdings, Inc. (a)	24,836	605,253
Mesa Air Group, Inc. (a)	17,064	159,207
SkyWest, Inc. (a)	24,642	1,061,331
Spirit Airlines, Inc. (a)	48,582	1,478,836
		3,304,627
Building Products - 0.9%
American Woodmark Corp. (a)	8,418	687,666
Apogee Enterprises, Inc.	12,459	507,455
Caesarstone Sdot-Yam Ltd.	11,101	163,851
Gibraltar Industries, Inc. (a)	11,620	886,722
Griffon Corp.	23,083	591,617
Insteel Industries, Inc.	8,489	272,921
Jeld-Wen Holding, Inc. (a)	25,101	659,152
PGT Innovations, Inc. (a)	15,472	359,415
Quanex Building Products Corp.	16,692	414,629
Resideo Technologies, Inc. (a)	63,289	1,898,670
UFP Industries, Inc.	2,959	219,972
		6,662,070
Commercial Services & Supplies - 2.1%
ABM Industries, Inc.	33,341	1,478,673
ACCO Brands Corp.	45,901	396,126
Brady Corp. Class A	23,383	1,310,383
BrightView Holdings, Inc. (a)	20,727	334,119
Casella Waste Systems, Inc. Class A (a)	1,997	126,670
CECO Environmental Corp. (a)	15,416	110,379
CompX International, Inc. Class A	819	17,011
CoreCivic, Inc. (a)(b)	59,056	618,316
Deluxe Corp.	20,824	994,762
Ennis, Inc.	12,184	262,200
Harsco Corp. (a)	22,556	460,594
Healthcare Services Group, Inc.	17,570	554,685
Heritage-Crystal Clean, Inc. (a)	4,835	143,503
Herman Miller, Inc.	29,269	1,379,741
HNI Corp.	19,275	847,522
Interface, Inc.	22,503	344,296
KAR Auction Services, Inc. (a)	61,548	1,080,167
Kimball International, Inc. Class B	17,425	229,139
Knoll, Inc.	23,487	610,427
Matthews International Corp. Class A	15,186	546,089
NL Industries, Inc.	4,140	26,910
R.R. Donnelley & Sons Co. (a)	35,194	221,018
Steelcase, Inc. Class A	43,761	661,229
Team, Inc. (a)	13,119	87,897
U.S. Ecology, Inc. (a)	13,904	521,678
UniFirst Corp.	7,457	1,749,710
VSE Corp.	5,190	256,957
		15,370,201
Construction & Engineering - 1.6%
API Group Corp. (a)(d)	89,223	1,863,868
Arcosa, Inc.	24,037	1,411,933
Argan, Inc.	7,232	345,617
Concrete Pumping Holdings, Inc. (a)	12,977	109,915
Dycom Industries, Inc. (a)	2,737	203,989
EMCOR Group, Inc.	24,131	2,972,698
Fluor Corp. (a)	70,186	1,242,292
Granite Construction, Inc.	22,576	937,581
Great Lakes Dredge & Dock Corp. (a)	32,267	471,421
HC2 Holdings, Inc. (a)	23,212	92,384
Infrastructure and Energy Alternatives, Inc. (a)	6,356	81,738
Matrix Service Co. (a)	12,704	133,392
MYR Group, Inc. (a)	2,135	194,114
Northwest Pipe Co. (a)	4,873	137,662
NV5 Global, Inc. (a)	4,847	458,090
Primoris Services Corp.	26,609	783,103
Sterling Construction Co., Inc. (a)	11,216	270,642
Tutor Perini Corp. (a)	20,328	281,543
		11,991,982
Electrical Equipment - 0.8%
Advent Technologies Holdings, Inc. Class A (a)	1,782	17,178
Allied Motion Technologies, Inc.	462	15,953
American Superconductor Corp. (a)	13,473	234,295
Array Technologies, Inc.	48,667	759,205
AZZ, Inc.	12,194	631,405
Babcock & Wilcox Enterprises, Inc. (a)	19,346	152,446
Beam Global (a)(b)	659	25,246
Encore Wire Corp.	9,958	754,717
EnerSys	18,955	1,852,472
FuelCell Energy, Inc. (a)(b)	36,998	329,282
GrafTech International Ltd.	9,699	112,702
Powell Industries, Inc.	4,408	136,428
Preformed Line Products Co.	1,448	107,442
Romeo Power, Inc. (a)(b)	4,405	35,857
Thermon Group Holdings, Inc. (a)	16,199	276,031
		5,440,659
Machinery - 3.8%
AgEagle Aerial Systems, Inc. (a)	12,066	63,588
Alamo Group, Inc.	572	87,333
Albany International Corp. Class A	12,192	1,088,258
Altra Industrial Motion Corp.	32,139	2,089,678
Astec Industries, Inc.	11,211	705,620
Barnes Group, Inc.	23,396	1,199,045
Blue Bird Corp. (a)	3,958	98,396
Chart Industries, Inc. (a)	7,229	1,057,747
Columbus McKinnon Corp. (NY Shares)	13,795	665,471
Commercial Vehicle Group, Inc. (a)	10,041	106,736
Desktop Metal, Inc. (a)(b)	8,833	101,580
EnPro Industries, Inc.	10,117	982,867
ESCO Technologies, Inc.	11,560	1,084,444
ExOne Co. (a)(b)	7,975	172,579
Gorman-Rupp Co.	9,027	310,890
Hillenbrand, Inc.	16,821	741,470
Hyliion Holdings Corp. Class A (a)	46,972	547,224
Hyster-Yale Materials Handling Class A	4,965	362,346
Kennametal, Inc.	41,268	1,482,347
Lindsay Corp.	523	86,441
Luxfer Holdings PLC sponsored	7,960	177,110
Lydall, Inc. (a)	4,758	287,954
Manitowoc Co., Inc. (a)	17,096	418,852
Mayville Engineering Co., Inc. (a)	4,397	88,424
Meritor, Inc. (a)	5,138	120,332
Miller Industries, Inc.	4,988	196,727
Mueller Industries, Inc.	17,162	743,286
Mueller Water Products, Inc. Class A	72,409	1,044,138
Navistar International Corp. (a)	19,872	884,304
NN, Inc. (a)	21,017	154,475
Park-Ohio Holdings Corp.	4,188	134,602
Proto Labs, Inc. (a)	11,573	1,062,401
RBC Bearings, Inc. (a)	10,505	2,094,907
REV Group, Inc.	12,071	189,394
Rexnord Corp.	27,995	1,400,870
SPX Corp. (a)	3,727	227,645
SPX Flow, Inc.	19,262	1,256,653
Standex International Corp.	5,897	559,684
The Greenbrier Companies, Inc.	15,873	691,745
Titan International, Inc. (a)	21,133	179,208
TriMas Corp. (a)	21,196	642,875
Trinity Industries, Inc.	42,542	1,143,954
Wabash National Corp.	23,231	371,696
Watts Water Technologies, Inc. Class A	5,955	868,894
		27,974,190
Marine - 0.3%
Costamare, Inc.	25,957	306,552
Eagle Bulk Shipping, Inc. (a)	4,141	195,952
Genco Shipping & Trading Ltd.	15,805	298,398
Matson, Inc.	21,270	1,361,280
Safe Bulkers, Inc. (a)	27,228	109,184
		2,271,366
Professional Services - 1.1%
Acacia Research Corp. (a)	23,965	162,003
ASGN, Inc. (a)	2,801	271,501
Atlas Technical Consultants, Inc. (a)	5,448	52,737
Barrett Business Services, Inc.	3,713	269,601
CBIZ, Inc. (a)	24,705	809,583
CRA International, Inc.	556	47,594
GP Strategies Corp. (a)	6,146	96,615
Heidrick & Struggles International, Inc.	5,422	241,550
Hirequest, Inc.	226	4,183
Huron Consulting Group, Inc. (a)	9,932	488,158
ICF International, Inc.	9,161	804,885
KBR, Inc.	8,827	336,750
Kelly Services, Inc. Class A (non-vtg.) (a)	17,247	413,411
Korn Ferry	26,445	1,918,585
ManTech International Corp. Class A	13,591	1,176,165
MISTRAS Group, Inc. (a)	9,878	97,101
Rekor Systems, Inc. (a)	5,496	55,839
Resources Connection, Inc.	15,181	217,999
TrueBlue, Inc. (a)	17,309	486,556
Willdan Group, Inc. (a)	1,191	44,829
		7,995,645
Road & Rail - 0.7%
ArcBest Corp.	12,574	731,681
Avis Budget Group, Inc. (a)	25,302	1,970,773
Covenant Transport Group, Inc. Class A (a)	6,129	126,748
Heartland Express, Inc.	23,062	395,052
Marten Transport Ltd.	29,524	486,851
P.A.M. Transportation Services, Inc. (a)	800	42,200
U.S. Xpress Enterprises, Inc. (a)	13,379	115,059
Universal Logistics Holdings, Inc.	897	20,900
Werner Enterprises, Inc.	27,221	1,211,879
Yellow Corp. (a)	23,611	153,708
		5,254,851
Trading Companies & Distributors - 1.6%
Alta Equipment Group, Inc. (a)	7,600	101,004
Beacon Roofing Supply, Inc. (a)	7,066	376,265
Boise Cascade Co.	15,417	899,582
CAI International, Inc.	6,175	345,800
Custom Truck One Source, Inc. Class A (a)(b)	4,676	44,516
DXP Enterprises, Inc. (a)	8,816	293,573
GATX Corp. (b)	17,323	1,532,566
Global Industrial Co.	1,405	51,578
GMS, Inc. (a)	21,268	1,023,842
McGrath RentCorp.	3,752	306,051
MRC Global, Inc. (a)	39,785	373,979
NOW, Inc. (a)	54,569	517,860
Rush Enterprises, Inc.:
Class A	20,858	901,900
Class B	3,144	119,912
Textainer Group Holdings Ltd. (a)	20,531	693,332
Titan Machinery, Inc. (a)	9,690	299,809
Triton International Ltd.	32,961	1,725,179
Veritiv Corp. (a)	7,649	469,802
WESCO International, Inc. (a)	18,216	1,872,969
Willis Lease Finance Corp. (a)	1,254	53,746
		12,003,265
Transportation Infrastructure - 0.1%
Macquarie Infrastructure Co. LLC (a)	25,928	992,265

TOTAL INDUSTRIALS		110,344,891

INFORMATION TECHNOLOGY - 5.5%
Communications Equipment - 0.7%
ADTRAN, Inc.	22,250	459,463
Aviat Networks, Inc. (a)	4,830	158,279
Calix, Inc. (a)	4,734	224,865
Comtech Telecommunications Corp.	12,543	303,039
Digi International, Inc. (a)	16,755	336,943
DZS, Inc. (a)	4,822	100,057
EchoStar Holding Corp. Class A (a)	20,221	491,168
EMCORE Corp. (a)	15,461	142,550
Harmonic, Inc. (a)	36,168	308,151
Inseego Corp. (a)	32,482	327,743
KVH Industries, Inc. (a)	7,269	89,409
NETGEAR, Inc. (a)	14,878	570,125
NetScout Systems, Inc. (a)	34,487	984,259
Plantronics, Inc. (a)	9,841	410,665
Ribbon Communications, Inc. (a)	35,097	267,088
Viavi Solutions, Inc. (a)	12,736	224,918
		5,398,722
Electronic Equipment & Components - 1.7%
Belden, Inc.	21,892	1,107,078
Benchmark Electronics, Inc.	17,493	497,851
CTS Corp.	12,227	454,355
Daktronics, Inc. (a)	17,847	117,612
ePlus, Inc. (a)	6,572	569,727
Fabrinet (a)	2,617	250,892
FARO Technologies, Inc. (a)	4,511	350,820
Identiv, Inc. (a)	770	13,090
II-VI, Inc. (a)(b)	3,766	273,374
Insight Enterprises, Inc. (a)	11,321	1,132,213
Itron, Inc. (a)	4,001	400,020
Kimball Electronics, Inc. (a)	11,264	244,879
Knowles Corp. (a)	44,092	870,376
Methode Electronics, Inc. Class A	18,916	930,856
OSI Systems, Inc. (a)	7,467	758,946
PC Connection, Inc.	5,452	252,264
Plexus Corp. (a)	1,582	144,611
Rogers Corp. (a)	1,134	227,707
Sanmina Corp. (a)	31,781	1,238,188
ScanSource, Inc. (a)	12,434	349,768
TTM Technologies, Inc. (a)	51,988	743,428
Vishay Intertechnology, Inc.	57,132	1,288,327
Vishay Precision Group, Inc. (a)	6,116	208,189
		12,424,571
IT Services - 0.9%
BM Technologies, Inc.	1,112	13,833
Cass Information Systems, Inc.	5,865	238,999
Conduent, Inc. (a)	83,103	623,273
CSG Systems International, Inc.	8,580	404,804
Digitalocean Holdings, Inc. (a)	397	22,069
Hackett Group, Inc.	971	17,497
Limelight Networks, Inc. (a)	62,040	195,426
Liveramp Holdings, Inc. (a)	32,256	1,511,194
Marathon Digital Holdings, Inc. (a)	44,448	1,394,334
MoneyGram International, Inc. (a)	38,657	389,663
Rackspace Technology, Inc. (a)(b)	7,501	147,095
Repay Holdings Corp. (a)	21,719	522,125
StarTek, Inc. (a)	8,332	59,407
Sykes Enterprises, Inc. (a)	19,077	1,024,435
Unisys Corp. (a)	6,895	174,512
		6,738,666
Semiconductors & Semiconductor Equipment - 0.9%
Alpha & Omega Semiconductor Ltd. (a)	2,017	61,297
Amkor Technology, Inc.	40,216	951,913
AXT, Inc. (a)	19,835	217,788
Cohu, Inc. (a)	3,249	119,531
Diodes, Inc. (a)	4,945	394,463
DSP Group, Inc. (a)	10,858	160,698
FormFactor, Inc. (a)	5,031	183,430
Ichor Holdings Ltd. (a)	4,863	261,629
NeoPhotonics Corp. (a)	24,968	254,923
NVE Corp.	85	6,294
Onto Innovation, Inc. (a)	16,634	1,214,947
PDF Solutions, Inc. (a)	14,532	264,192
Photronics, Inc. (a)	30,389	401,439
Rambus, Inc. (a)	55,366	1,312,728
SkyWater Technology, Inc. (a)	296	8,480
SunPower Corp. (a)(b)	8,146	238,026
Veeco Instruments, Inc. (a)	24,671	593,091
		6,644,869
Software - 1.1%
2U, Inc. (a)	5,611	233,810
A10 Networks, Inc. (a)	5,390	60,691
Agilysys, Inc. (a)	1,117	63,524
Alkami Technology, Inc. (a)	278	9,916
American Software, Inc. Class A	3,336	73,259
Asana, Inc. (a)	3,011	186,772
Benefitfocus, Inc. (a)	3,360	47,376
Bottomline Technologies, Inc. (a)	18,273	677,563
ChannelAdvisor Corp. (a)	4,442	108,873
Cleanspark, Inc. (a)	16,322	271,598
Cloudera, Inc. (a)	45,060	714,652
E2open Parent Holdings, Inc. (a)	20,796	237,490
Ebix, Inc. (b)	13,189	447,107
eGain Communications Corp. (a)	5,768	66,217
Envestnet, Inc. (a)	1,823	138,293
GTY Technology Holdings, Inc. (a)	16,079	114,322
Ideanomics, Inc. (a)	202,558	575,265
InterDigital, Inc.	9,111	665,376
Model N, Inc. (a)	1,535	52,604
ON24, Inc. (a)(b)	1,678	59,535
Ping Identity Holding Corp. (a)	21,689	496,678
QAD, Inc. Class A	787	68,485
SecureWorks Corp. (a)	4,839	89,667
Smith Micro Software, Inc. (a)	22,557	117,748
Verint Systems, Inc. (a)	32,037	1,443,908
VirnetX Holding Corp. (a)(b)	30,943	132,127
Xperi Holding Corp.	52,196	1,160,839
		8,313,695
Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. (a)	5,338	213,360
Eastman Kodak Co. (a)	1,204	10,017
Quantum Corp. (a)	27,793	191,494
Super Micro Computer, Inc. (a)	21,531	757,461
		1,172,332

TOTAL INFORMATION TECHNOLOGY		40,692,855

MATERIALS - 4.6%
Chemicals - 1.8%
AdvanSix, Inc. (a)	13,489	402,782
American Vanguard Corp.	11,007	192,733
Amyris, Inc. (a)	73,588	1,204,636
Avient Corp.	40,400	1,986,064
Chase Corp.	2,694	276,431
Ferro Corp. (a)	6,617	142,729
FutureFuel Corp.	12,459	119,606
GCP Applied Technologies, Inc. (a)	24,523	570,405
H.B. Fuller Co.	21,134	1,344,334
Hawkins, Inc.	3,290	107,748
Innospec, Inc.	8,378	759,131
Intrepid Potash, Inc. (a)	4,933	157,165
Koppers Holdings, Inc. (a)	10,277	332,461
Kraton Performance Polymers, Inc. (a)	15,547	502,013
Kronos Worldwide, Inc.	8,891	127,319
Minerals Technologies, Inc.	16,621	1,307,574
PQ Group Holdings, Inc.	25,137	386,104
Rayonier Advanced Materials, Inc. (a)	30,600	204,714
Sensient Technologies Corp.	10,061	870,880
Stepan Co.	9,620	1,156,997
Tredegar Corp.	2,049	28,215
Tronox Holdings PLC	56,956	1,275,814
Valhi, Inc.	1,162	28,271
		13,484,126
Construction Materials - 0.4%
Summit Materials, Inc. (a)	58,158	2,026,806
U.S. Concrete, Inc. (a)	7,300	538,740
United States Lime & Minerals, Inc.	981	136,447
		2,701,993
Containers & Packaging - 0.3%
Greif, Inc.:
Class A	10,737	650,125
Class B	2,712	160,008
Myers Industries, Inc.	9,528	200,088
Pactiv Evergreen, Inc.	21,251	320,253
Ranpak Holdings Corp. (A Shares) (a)	14,517	363,361
UFP Technologies, Inc. (a)	3,118	179,036
		1,872,871
Metals & Mining - 1.7%
Allegheny Technologies, Inc. (a)	24,565	512,180
Arconic Corp. (a)	54,646	1,946,491
Carpenter Technology Corp.	23,695	953,013
Century Aluminum Co. (a)	24,126	310,984
Coeur d'Alene Mines Corp. (a)	38,204	339,252
Commercial Metals Co.	59,354	1,823,355
Constellium NV (a)	60,810	1,152,350
Gatos Silver, Inc.	2,802	49,007
Haynes International, Inc.	6,098	215,747
Hecla Mining Co.	185,623	1,381,035
Kaiser Aluminum Corp.	6,853	846,277
Materion Corp.	6,144	462,950
Olympic Steel, Inc.	4,640	136,370
PolyMet Mining Corp. (a)	8,712	31,450
Ryerson Holding Corp. (a)	2,975	43,435
Schnitzer Steel Industries, Inc. Class A	11,698	573,787
SunCoke Energy, Inc.	40,474	288,984
TimkenSteel Corp. (a)(b)	22,492	318,262
Warrior Metropolitan Coal, Inc.	22,684	390,165
Worthington Industries, Inc.	17,064	1,043,976
		12,819,070
Paper & Forest Products - 0.4%
Clearwater Paper Corp. (a)	8,065	233,643
Domtar Corp. (a)	24,746	1,360,040
Glatfelter Corp.	21,553	301,095
Neenah, Inc.	8,328	417,816
Schweitzer-Mauduit International, Inc.	15,537	627,384
Verso Corp.	14,760	261,252
		3,201,230

TOTAL MATERIALS		34,079,290

REAL ESTATE - 11.0%
Equity Real Estate Investment Trusts (REITs) - 10.5%
Acadia Realty Trust (SBI)	42,220	927,151
Agree Realty Corp.	33,728	2,377,487
Alexander & Baldwin, Inc.	36,330	665,566
American Assets Trust, Inc.	25,096	935,830
American Finance Trust, Inc.	52,706	446,947
Apartment Investment & Management Co. Class A	73,997	496,520
Apple Hospitality (REIT), Inc.	104,617	1,596,455
Armada Hoffler Properties, Inc.	30,463	404,853
Ashford Hospitality Trust, Inc. (a)	54,311	247,658
Braemar Hotels & Resorts, Inc. (a)	21,903	136,018
Brandywine Realty Trust (SBI)	85,413	1,171,012
Broadstone Net Lease, Inc.	70,642	1,653,729
BRT Apartments Corp.	5,509	95,526
CareTrust (REIT), Inc.	48,653	1,130,209
CatchMark Timber Trust, Inc.	7,914	92,594
Centerspace	6,669	526,184
Chatham Lodging Trust (a)	23,941	308,121
City Office REIT, Inc.	21,859	271,707
Clipper Realty, Inc.	884	6,497
Columbia Property Trust, Inc.	56,839	988,430
Community Healthcare Trust, Inc.	4,733	224,628
CorePoint Lodging, Inc. (a)	19,853	212,427
Corporate Office Properties Trust (SBI)	56,644	1,585,466
CTO Realty Growth, Inc.	2,927	156,653
DiamondRock Hospitality Co. (a)	103,974	1,008,548
Digitalbridge Group, Inc. (a)(b)	237,167	1,873,619
Diversified Healthcare Trust (SBI)	118,252	494,293
Easterly Government Properties, Inc.	42,919	904,733
Empire State Realty Trust, Inc.	71,062	852,744
Equity Commonwealth	57,517	1,506,945
Essential Properties Realty Trust, Inc.	59,012	1,595,684
Farmland Partners, Inc.	13,619	164,109
Four Corners Property Trust, Inc.	38,296	1,057,353
Franklin Street Properties Corp.	51,889	272,936
Getty Realty Corp.	20,348	633,840
Gladstone Commercial Corp.	13,518	304,966
Gladstone Land Corp.	5,325	128,120
Global Medical REIT, Inc.	29,522	435,745
Global Net Lease, Inc.	48,168	891,108
Healthcare Realty Trust, Inc.	70,760	2,136,952
Hersha Hospitality Trust (a)	16,197	174,280
Independence Realty Trust, Inc.	51,600	940,668
Indus Realty Trust, Inc.	546	35,845
Industrial Logistics Properties Trust	33,036	863,561
iStar Financial, Inc.	35,247	730,670
Kite Realty Group Trust	41,912	922,483
Lexington Corporate Properties Trust	137,553	1,643,758
LTC Properties, Inc.	19,599	752,406
Mack-Cali Realty Corp.	43,370	743,796
Monmouth Real Estate Investment Corp. Class A	41,163	770,571
National Health Investors, Inc.	21,874	1,466,652
NETSTREIT Corp.	20,637	475,889
New Senior Investment Group, Inc.	40,981	359,813
NexPoint Residential Trust, Inc.	9,094	499,988
Office Properties Income Trust	24,227	710,093
One Liberty Properties, Inc.	8,265	234,643
Outfront Media, Inc. (a)	58,135	1,396,984
Paramount Group, Inc.	92,515	931,626
Pebblebrook Hotel Trust	64,591	1,521,118
Physicians Realty Trust	108,225	1,998,916
Piedmont Office Realty Trust, Inc. Class A	62,353	1,151,660
Plymouth Industrial REIT, Inc.	15,160	303,503
Postal Realty Trust, Inc.	6,348	115,788
Potlatch Corp.	33,066	1,757,458
Preferred Apartment Communities, Inc. Class A	24,834	242,132
PS Business Parks, Inc.	1,710	253,217
QTS Realty Trust, Inc. Class A	19,816	1,531,777
Retail Opportunity Investments Corp.	58,456	1,032,333
Retail Properties America, Inc.	106,870	1,223,662
Retail Value, Inc.	8,963	194,945
RLJ Lodging Trust	81,476	1,240,879
RPT Realty	40,597	526,949
Ryman Hospitality Properties, Inc. (a)	2,203	173,949
Sabra Health Care REIT, Inc.	107,738	1,960,832
Safehold, Inc.	3,133	245,941
Saul Centers, Inc.	699	31,770
Seritage Growth Properties (a)	18,213	335,119
Service Properties Trust	81,565	1,027,719
SITE Centers Corp.	86,718	1,305,973
Stag Industrial, Inc.	80,547	3,014,874
Summit Hotel Properties, Inc. (a)	51,949	484,684
Sunstone Hotel Investors, Inc. (a)	106,723	1,325,500
Tanger Factory Outlet Centers, Inc.	35,526	669,665
Terreno Realty Corp.	34,612	2,233,166
The GEO Group, Inc. (b)	58,102	413,686
The Macerich Co. (b)	97,785	1,784,576
UMH Properties, Inc.	3,582	78,159
Uniti Group, Inc.	97,103	1,028,321
Universal Health Realty Income Trust (SBI)	626	38,530
Urban Edge Properties	57,855	1,105,031
Urstadt Biddle Properties, Inc. Class A	15,081	292,270
Washington REIT (SBI)	42,023	966,529
Whitestone REIT Class B	20,865	172,136
Xenia Hotels & Resorts, Inc. (a)	56,644	1,060,942
		77,416,798
Real Estate Management & Development - 0.5%
Forestar Group, Inc. (a)	6,681	139,700
FRP Holdings, Inc. (a)	3,274	182,296
Kennedy-Wilson Holdings, Inc.	58,936	1,171,058
Marcus & Millichap, Inc. (a)	10,487	407,630
RE/MAX Holdings, Inc.	9,252	308,369
Realogy Holdings Corp. (a)	57,059	1,039,615
Tejon Ranch Co. (a)	10,324	157,028
The RMR Group, Inc.	6,807	263,022
		3,668,718

TOTAL REAL ESTATE		81,085,516

UTILITIES - 4.6%
Electric Utilities - 1.1%
Allete, Inc.	25,982	1,818,220
MGE Energy, Inc.	18,059	1,344,312
Otter Tail Corp.	20,416	996,505
PNM Resources, Inc.	42,239	2,059,996
Portland General Electric Co.	44,351	2,043,694
Spark Energy, Inc. Class A,	651	7,376
		8,270,103
Gas Utilities - 1.7%
Brookfield Infrastructure Corp. A Shares	18,029	1,359,387
Chesapeake Utilities Corp.	8,570	1,031,228
New Jersey Resources Corp.	47,869	1,894,176
Northwest Natural Holding Co.	15,085	792,264
ONE Gas, Inc.	26,140	1,937,497
South Jersey Industries, Inc.	51,148	1,326,268
Southwest Gas Corp.	28,697	1,899,454
Spire, Inc.	25,112	1,814,844
		12,055,118
Independent Power and Renewable Electricity Producers - 0.6%
Clearway Energy, Inc.:
Class A	15,466	390,053
Class C	28,304	749,490
Ormat Technologies, Inc.	22,497	1,564,216
Sunnova Energy International, Inc. (a)	36,515	1,375,155
		4,078,914
Multi-Utilities - 0.7%
Avista Corp.	34,240	1,461,021
Black Hills Corp.	31,226	2,049,362
NorthWestern Energy Corp.	25,122	1,512,847
Unitil Corp.	7,317	387,581
		5,410,811
Water Utilities - 0.5%
American States Water Co.	8,705	692,570
Artesian Resources Corp. Class A	3,981	146,381
Cadiz, Inc. (a)(b)	9,204	125,174
California Water Service Group	25,208	1,400,052
Middlesex Water Co.	5,402	441,505
Pure Cycle Corp. (a)	1,908	26,369
SJW Corp.	13,689	866,514
York Water Co.	2,557	115,832
		3,814,397

TOTAL UTILITIES		33,629,343

TOTAL COMMON STOCKS
(Cost $606,129,569)		730,984,355

Money Market Funds - 8.0%
Fidelity Cash Central Fund 0.06% (e)	23,391,634	23,396,312
Fidelity Securities Lending Cash Central Fund 0.06% (e)(f)	35,794,271	35,797,850
TOTAL MONEY MARKET FUNDS
(Cost $59,194,162)		59,194,162
TOTAL INVESTMENT IN SECURITIES - 107.3%
(Cost $665,323,731)		790,178,517
NET OTHER ASSETS (LIABILITIES) - (7.3)%		(53,669,934)
NET ASSETS - 100%		$736,508,583

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	45	Sept. 2021	$5,192,550	$35,412	$35,412

The notional amount of futures purchased as a percentage of Net Assets is 0.7%

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Level 3 security

 (d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,863,868 or 0.3% of net assets.

 (e) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

 (f) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$2,291
Fidelity Securities Lending Cash Central Fund	171,723
Total	$174,014

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$3,437,941	$266,971,481	$247,013,554	$444	$--	$23,396,312	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	9,264,424	126,080,694	99,547,268	--	--	35,797,850	0.1%
Total	$12,702,365	$393,052,175	$346,560,822	$444	$--	$59,194,162

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Communication Services	$33,200,016	$33,200,016	$--	$--
Consumer Discretionary	60,797,592	60,797,592	--	--
Consumer Staples	20,199,119	20,199,119	--	--
Energy	48,204,856	48,204,856	--	--
Financials	185,256,255	185,256,255	--	--
Health Care	83,494,622	83,494,598	--	24
Industrials	110,344,891	110,344,891	--	--
Information Technology	40,692,855	40,679,022	13,833	--
Materials	34,079,290	34,079,290	--	--
Real Estate	81,085,516	81,085,516	--	--
Utilities	33,629,343	33,629,343	--	--
Money Market Funds	59,194,162	59,194,162	--	--
Total Investments in Securities:	$790,178,517	$790,164,660	$13,833	$24
Derivative Instruments:
Assets
Futures Contracts	$35,412	$35,412	$--	$--
Total Assets	$35,412	$35,412	$--	$--
Total Derivative Instruments:	$35,412	$35,412	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of June 30, 2021. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts(a)	$35,412	$0
Total Equity Risk	35,412	0
Total Value of Derivatives	$35,412	$0

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Schedule of Investments. In the Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in Total accumulated earnings (loss).

See accompanying notes which are an integral part of the financial statements.

Fidelity® Small Cap Value Index Fund

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value (including securities loaned of $34,906,343) — See accompanying schedule: Unaffiliated issuers (cost $606,129,569)	$730,984,355
Fidelity Central Funds (cost $59,194,162)	59,194,162
Total Investment in Securities (cost $665,323,731)		$790,178,517
Segregated cash with brokers for derivative instruments		1,358,500
Receivable for investments sold		1,749,019
Receivable for fund shares sold		1,894,265
Dividends receivable		849,931
Distributions receivable from Fidelity Central Funds		22,466
Receivable for daily variation margin on futures contracts		34,905
Total assets		796,087,603
Liabilities
Payable to custodian bank	$1,594,982
Payable for investments purchased	18,180,389
Payable for fund shares redeemed	3,975,805
Accrued management fee	29,994
Collateral on securities loaned	35,797,850
Total liabilities		59,579,020
Net Assets		$736,508,583
Net Assets consist of:
Paid in capital		$563,101,730
Total accumulated earnings (loss)		173,406,853
Net Assets		$736,508,583
Net Asset Value, offering price and redemption price per share ($736,508,583 ÷ 26,136,040 shares)		$28.18

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Dividends		$5,993,178
Income from Fidelity Central Funds (including $171,723 from security lending)		174,014
Total income		6,167,192
Expenses
Management fee	$191,426
Independent trustees' fees and expenses	875
Interest	195
Miscellaneous	157
Total expenses before reductions	192,653
Expense reductions	(41)
Total expenses after reductions		192,612
Net investment income (loss)		5,974,580
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	49,989,932
Fidelity Central Funds	444
Foreign currency transactions	8
Futures contracts	524,104
Total net realized gain (loss)		50,514,488
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	123,017,650
Futures contracts	(21,980)
Total change in net unrealized appreciation (depreciation)		122,995,670
Net gain (loss)		173,510,158
Net increase (decrease) in net assets resulting from operations		$179,484,738

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$5,974,580	$1,307,131
Net realized gain (loss)	50,514,488	(4,550,476)
Change in net unrealized appreciation (depreciation)	122,995,670	1,894,528
Net increase (decrease) in net assets resulting from operations	179,484,738	(1,348,817)
Distributions to shareholders	(3,724,214)	(329,577)
Share transactions
Proceeds from sales of shares	604,244,540	176,818,605
Reinvestment of distributions	3,080,480	311,056
Cost of shares redeemed	(186,163,072)	(35,865,156)
Net increase (decrease) in net assets resulting from share transactions	421,161,948	141,264,505
Total increase (decrease) in net assets	596,922,472	139,586,111
Net Assets
Beginning of period	139,586,111	–
End of period	$736,508,583	$139,586,111
Other Information
Shares
Sold	25,383,137	10,642,178
Issued in reinvestment of distributions	149,232	14,387
Redeemed	(7,846,815)	(2,206,079)
Net increase (decrease)	17,685,554	8,450,486

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Small Cap Value Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$16.52	$20.00
Income from Investment Operations
Net investment income (loss)B	.37	.37
Net realized and unrealized gain (loss)	11.59	(3.72)
Total from investment operations	11.96	(3.35)
Distributions from net investment income	(.30)	(.12)
Distributions from net realized gain	–	(.02)
Total distributions	(.30)	(.13)C
Net asset value, end of period	$28.18	$16.52
Total ReturnD,E	73.10%	(16.89)%
Ratios to Average Net AssetsF,G
Expenses before reductions	.05%	.05%H
Expenses net of fee waivers, if any	.05%	.05%H
Expenses net of all reductions	.05%	.05%H
Net investment income (loss)	1.56%	2.24%H
Supplemental Data
Net assets, end of period (000 omitted)	$736,509	$139,586
Portfolio turnover rateI	60%	74%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total distributions per share do not sum due to rounding.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2021

1. Organization.

Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust). Each Fund is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

Each Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. Each Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of each Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of each Fund's investments to the Fair Value Committee (the Committee) established by each Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, each Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees each Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing each Fund's investments and ratifies the fair value determinations of the Committee.

Each Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of each Fund's Schedule of Investments.

Foreign Currency. Certain Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received, and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Funds represent a return of capital or capital gain. The Funds determine the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2021, each Fund did not have any unrecognized tax benefits in the financial statements; nor is each Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Each Fund files a U.S. federal tax return, in addition to state and local tax returns as required. Each Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, certain Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures contracts, passive foreign investment companies (PFIC), partnerships, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Mid Cap Growth Index Fund	$527,482,056	$153,020,747	$(7,536,513)	$145,484,234
Fidelity Mid Cap Value Index Fund	738,742,446	199,543,660	(10,106,555)	189,437,105
Fidelity Small Cap Growth Index Fund	310,623,743	64,042,380	(12,388,176)	51,654,204
Fidelity Small Cap Value Index Fund	671,939,150	136,787,207	(18,547,840)	118,239,367

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Capital loss carryforward	Net unrealized appreciation (depreciation) on securities and other investments
Fidelity Mid Cap Growth Index Fund	$20,092,945	$15,746,833	$–	$145,484,234
Fidelity Mid Cap Value Index Fund	31,219,628	11,554,330	–	189,437,105
Fidelity Small Cap Growth Index Fund	3,170,209	5,268,810	(154,936)	51,654,204
Fidelity Small Cap Value Index Fund	36,742,608	18,424,878	–	118,239,367

Capital loss carryforwards are only available to offset future capital gains of the Funds to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

	No expiration
	Short-term	Long-term	Total capital loss carryfoward
Fidelity Small Cap Growth Index Fund	$(103,115)	$(51,821)	$(154,936)

The tax character of distributions paid was as follows:

June 30, 2021
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$1,551,608	$–	$1,551,608
Fidelity Mid Cap Value Index Fund	6,765,302	–	6,765,302
Fidelity Small Cap Growth Index Fund	1,157,093	52,930	1,210,023
Fidelity Small Cap Value Index Fund	3,724,214	–	3,724,214

June 30, 2020(a)
	Ordinary Income	Long-term Capital Gains	Total
Fidelity Mid Cap Growth Index Fund	$46,251	$1,576	$47,827
Fidelity Mid Cap Value Index Fund	122,834	–	122,834
Fidelity Small Cap Growth Index Fund	58,938	–	58,938
Fidelity Small Cap Value Index Fund	324,658	4,919	329,577

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

Restricted Securities (including Private Placements). Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities held at period end is included at the end of the Schedule of Investments, if applicable.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds' investment objective allows the Funds to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Funds used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk	Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange on which they trade.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Statement of Operations.

Any open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end and is representative of volume of activity during the period. Cash deposited to meet initial margin requirements is presented as segregated cash with brokers for derivative instruments in the Statement of Assets and Liabilities.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Mid Cap Growth Index Fund	546,657,698	249,574,795
Fidelity Mid Cap Value Index Fund	629,717,810	193,112,314
Fidelity Small Cap Growth Index Fund	355,351,331	123,197,238
Fidelity Small Cap Value Index Fund	652,395,526	225,638,054

6. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Funds with investment management related services for which each Fund pays a monthly management fee. The management fee is based on the annual rates of each Fund's average net assets as noted in the table below. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

% of Average Net Assets
Fidelity Mid Cap Growth Index Fund	.05%
Fidelity Mid Cap Value Index Fund	.05%
Fidelity Small Cap Growth Index Fund	.05%
Fidelity Small Cap Value Index Fund	.05%

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by the investment adviser for providing these services.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission (the SEC), each Fund, along with other registered investment companies having management contracts with Fidelity Management & Research Company LLC (FMR), or other affiliated entities of FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing each Fund to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. Activity in this program during the period for which loans were outstanding was as follows:

	Borrower or Lender	Average Loan Balance	Weighted Average Interest Rate	Interest Expense
Fidelity Mid Cap Growth Index Fund	Borrower	$6,462,000.33%		$176
Fidelity Mid Cap Value Index Fund	Borrower	$9,348,000.29%		$151
Fidelity Small Cap Value Index Fund	Borrower	$11,091,500.32%		$195

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

7. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Mid Cap Growth Index Fund	$250
Fidelity Mid Cap Value Index Fund	299
Fidelity Small Cap Growth Index Fund	60
Fidelity Small Cap Value Index Fund	157

8. Security Lending.

Funds lend portfolio securities from time to time in order to earn additional income. Lending agents are used, including National Financial Services (NFS), an affiliate of the investment adviser. Pursuant to a securities lending agreement, NFS will receive a fee, which is capped at 9.9% of a fund's daily lending revenue, for its services as lending agent. A fund may lend securities to certain qualified borrowers, including NFS. On the settlement date of the loan, a fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of a fund and any additional required collateral is delivered to a fund on the next business day. A fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund may apply collateral received from the borrower against the obligation. A fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. Any loaned securities are identified as such in the Schedule of Investments, and the value of loaned securities and cash collateral at period end, as applicable, are presented in the Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Affiliated security lending activity, if any, was as follows:

	Total Security Lending Fees Paid to NFS	Security Lending Income From Securities Loaned to NFS	Value of Securities Loaned to NFS at Period End
Fidelity Mid Cap Growth Index Fund	$3,470	$43	$–
Fidelity Mid Cap Value Index Fund	$4,173	$27	$–
Fidelity Small Cap Growth Index Fund	$14,555	$686	$173,891
Fidelity Small Cap Value Index Fund	$19,817	$6,946	$1,332,609

9. Expense Reductions.

Through arrangements with each applicable Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce each applicable Fund's expenses. All of the applicable expense reductions are noted in the table below.

Custodian credits
Fidelity Mid Cap Growth Index Fund	$42
Fidelity Mid Cap Value Index Fund	53
Fidelity Small Cap Growth Index Fund	35
Fidelity Small Cap Value Index Fund	41

10. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

At the end of the period, certain otherwise unaffiliated shareholders were owners of record of more than 50% of the outstanding shares as follows:

Fund	Number of Unaffiliated Shareholders	Unaffiliated Shareholders %
Fidelity Mid Cap Value Index Fund	1	56%

11. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Funds' performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (two of the funds constituting Fidelity Salem Street Trust, hereafter collectively referred to as the “Funds”) as of June 30, 2021, the related statements of operations for the year ended June 30, 2021 and the statements of changes in net assets and the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, the results of each of their operations for the year ended June 30, 2021, and the changes in their net assets and each of the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 12, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying statements of assets and liabilities of Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund (the "Funds"), each a fund of Fidelity Salem Street Trust, including the schedules of investments, as of June 30, 2021, the related statements of operations for the year then ended, the statements of changes in net assets and the financial highlights for the year then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2021, and the results of their operations for the year then ended, the changes in their net assets and the financial highlights for the year then ended and for the period from July 11, 2019 (commencement of operations) through June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. As part of our audits we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of June 30, 2021, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

August 12, 2021

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 177 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the funds is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Each fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates, and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trusts or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for each fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Mid Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,104.90	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity Mid Cap Value Index Fund	.05%
Actual		$1,000.00	$1,193.70	$.27
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity Small Cap Growth Index Fund	.05%
Actual		$1,000.00	$1,089.90	$.26
Hypothetical-C		$1,000.00	$1,024.55	$.25
Fidelity Small Cap Value Index Fund	.05%
Actual		$1,000.00	$1,266.50	$.28
Hypothetical-C		$1,000.00	$1,024.55	$.25

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Fidelity Mid Cap Growth Index Fund	08/09/2021	08/06/2021	$0.052	$1.669
Fidelity Mid Cap Value Index Fund	08/09/2021	08/06/2021	$0.162	$1.060
Fidelity Small Cap Growth Index Fund	08/09/2021	08/06/2021	$0.056	$0.717
Fidelity Small Cap Value Index Fund	08/09/2021	08/06/2021	$0.134	$1.982

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended June 30, 2021, or, if subsequently determined to be different, the net capital gain of such year.

Fidelity Mid Cap Growth Index Fund	$15,746,832
Fidelity Mid Cap Value Index Fund	$11,554,330
Fidelity Small Cap Growth Index Fund	$5,321,740
Fidelity Small Cap Value Index Fund	$18,424,878

A percentage of the dividends distributed during the fiscal year for the following funds qualify for the dividends–received deduction for corporate shareholders:

Fidelity Mid Cap Growth Index Fund
August 2020	86%
December 2020	78%
Fidelity Mid Cap Value Index Fund
August 2020	68%
December 2020	65%
Fidelity Small Cap Growth Index Fund
August 2020	13%
December 2020	36%
Fidelity Small Cap Value Index Fund
August 2020	65%
December 2020	57%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Fidelity Mid Cap Growth Index Fund
August 2020	92%
December 2020	81%
Fidelity Mid Cap Value Index Fund
August 2020	73%
December 2020	72%
Fidelity Small Cap Growth Index Fund
August 2020	14%
December 2020	41%
Fidelity Small Cap Value Index Fund
August 2020	69%
December 2020	62%

A percentage of the dividends distributed during the fiscal year for the following funds qualify as a section 199A dividend:

Fidelity Mid Cap Growth Index Fund
August 2020	8%
December 2020	14%
Fidelity Mid Cap Value Index Fund
August 2020	24%
December 2020	28%
Fidelity Small Cap Growth Index Fund
August 2020	5%
December 2020	9%
Fidelity Small Cap Value Index Fund
August 2020	20%
December 2020	21%

The funds hereby designate the percentages noted below of the short-term capital gain dividends distributed during the fiscal year as qualifying to be taxed as short-term capital gain dividends for nonresident alien shareholders:

	August 2020	December 2020
Fidelity Small Cap Growth Index Fund	100%	100%

The funds will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Funds have adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage each Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. Each Fund’s Board of Trustees (the Board) has designated each Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

C06-ANN-0821
1.9896342.101

Fidelity® Municipal Bond Index Fund

Annual Report

June 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

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You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

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All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® Municipal Bond Index Fund	3.68%	2.60%

 A From July 11, 2019

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$10,518	Fidelity® Municipal Bond Index Fund
$10,843	Bloomberg Municipal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2021, driven by robust investor demand in an environment shaped by an improved fiscal outlook for many municipal issuers, increased muni-bond supply, the threat of rising interest rates and growing inflation fears. The Bloomberg Municipal Bond Index rose 4.17% for the period. Better-than-expected economic data pressured muni yields and credit spreads in the latter half of 2020. In December 2020 and January 2021, the muni market rallied amid economic optimism due to the rollout of effective COVID-19 vaccination programs. Munis were further bolstered by an easing of credit concerns that had been triggered by the economic shutdowns caused by COVID-19. Also, investor demand for tax-exempt munis increased due to the Biden administration’s plan to push for higher taxes to fund health care, education and infrastructure programs. Tax collections took less of a hit than originally feared and historic aid from the U.S. Congress for muni issuers helped fill budget gaps. In February, the municipal market suffered a modest decline, reflecting investor concerns that stimulus-induced inflation could diminish real bond returns over time. Munis then generated small monthly gains from March through the end of June, propelled by better-than-expected tax revenue from many state and local governments.

Comments from Co-Portfolio Managers Brandon Bettencourt, Richard Muclinger and Michael Maka:  For the fiscal year ending June 30, 2021, the fund gained 3.68%, lagging, net of fees, the 4.17% advance of the benchmark, the Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark’s return. We use a method known as stratified sampling, which matches the index’s risk factors, but does not always hold all bonds in the exact proportions of the index. Differences in the way fund holdings and index components were priced detracted from performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research’s (FMR) fair-value processes. Securities within the index, however, are priced by the index provider. Trading costs associated with the purchases of municipal securities also detracted from the fund’s relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 1, 2021, Michael Maka assumed co-management responsibilities for the fund, succeeding Eric Golden. On October 1, 2020, Richard Munclinger assumed co-management responsibilities for the fund, succeeding Jay Small.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
California	18.8
New York	15.4
Texas	9.8
New Jersey	5.0
Illinois	4.5

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	34.6
Transportation	15.0
Special Tax	12.1
Health Care	9.2
Water & Sewer	8.1

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	14.7%
AA,A	75.6%
BBB	8.3%
BB and Below	0.3%
Not Rated	0.4%
Short-Term Investments and Net Other Assets	0.7%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Municipal Bonds - 99.3%
	Principal Amount	Value
Alabama - 1.3%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,645
Series 2017 A, 4% 6/1/37	25,000	29,395
Series 2017 B, 5% 9/1/26	75,000	91,889
Alabama Pub. School & College Auth. Rev. Series 2020 A, 5% 11/1/39	250,000	329,293
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	30,000	33,861
Birmingham Spl. Care Facilities Fin. Auth. Series 2015, 5% 6/1/25	150,000	174,885
Birmingham Wtrwks. Board Series 2016, 3% 1/1/43	5,000	5,351
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	120,000	123,930
Series A, 4% 6/1/22	30,000	31,029
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	35,000	33,783
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	40,000	42,608
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	10,000	10,176
Mobile Wtr. & Swr. Commissioners Wtr. & Swr. Rev. Series 2014, 5% 1/1/29	50,000	53,399
Pell City Spl. Care Facilities Rev. Series 2012 A, 5% 12/1/39	60,000	60,916
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	5,000	5,096
Southeast Alabama Gas Supply District Bonds Series 2018 A, 4%, tender 4/1/24 (a)	50,000	54,483
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	45,000	54,609
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	130,000	157,335
Series 2017 B1, 3.25% 9/1/31	5,000	5,548
Univ. of Alabama At Birmingham Series 2019 B, 3% 10/1/41	50,000	54,412
Univ. of Alabama Gen. Rev. Series 2017 B, 3% 7/1/35	10,000	10,805

TOTAL ALABAMA		1,438,448

Alaska - 0.3%
Alaska Gen. Oblig.:
Series 2013 B, 5% 8/1/23	100,000	107,567
Series 2015 B, 5% 8/1/27	50,000	58,955
Alaska Int'l. Arpts. Revs. Series 2010 A, 5% 10/1/22 (b)	165,000	165,402

TOTAL ALASKA		331,924

Arizona - 1.5%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	35,000	40,277
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	15,000	17,613
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	135,000	159,432
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	48,024
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	55,000	63,956
Mesa Util. Sys. Rev. Series 2020, 4% 7/1/43	180,000	215,566
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	175,000	203,666
Series 2017 D, 5% 7/1/25	15,000	17,704
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	111,062
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,354
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/31	45,000	55,078
Series 2011 A, 5% 12/1/25	65,000	66,304
Series 2016 A, 5% 1/1/27	50,000	61,888
Series A:
5% 12/1/24	110,000	112,206
5% 1/1/31	40,000	50,257
5% 1/1/36	40,000	48,605
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	50,000	66,279
5.25% 12/1/24	10,000	11,489
5.25% 12/1/26	15,000	18,274
Series 2007, 5.25% 12/1/23	20,000	22,179
Univ. of Arizona Univ. Revs.:
Series 2016 B, 5% 6/1/42	45,000	53,430
Series 2020 A, 4% 8/1/44	100,000	118,658

TOTAL ARIZONA		1,591,301

Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	110,000	138,641
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,466

TOTAL ARKANSAS		179,107

California - 18.8%
Alameda Corridor Trans. Auth. Rev. Series 2016 B:
3% 10/1/34 (FSA Insured)	15,000	16,074
5% 10/1/36	20,000	23,606
Anaheim Elementary School District Series 2016, 3% 8/1/46	120,000	125,485
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C:
0% 9/1/28 (FSA Insured)	95,000	85,586
0% 9/1/32 (FSA Insured)	105,000	84,582
Antelope Valley Cmnty. College District Series B, 3% 8/1/50	55,000	59,224
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,761
Series 2018 A, 2.625%, tender 4/1/26 (a)	130,000	140,829
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,915
Series 2017 S7, 4% 4/1/47	5,000	5,743
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	40,000	41,464
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	45,000	46,647
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	35,000	39,600
Series S7, 5% 4/1/24	195,000	219,866
Brea Redev. Agcy. Series 2003, 0% 8/1/29 (AMBAC Insured)	105,000	92,036
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	125,000	154,558
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	40,000	46,075
Series BA, 5% 12/1/32	65,000	85,216
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	70,000	60,077
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	11,610
Series T1, 5% 3/15/39	30,000	44,570
Series U6, 5% 5/1/45	35,000	54,506
California Gen. Oblig.:
Series 2012, 5% 4/1/42	75,000	77,641
Series 2013:
5% 9/1/26	75,000	82,708
5% 9/1/27	55,000	60,653
5% 11/1/30	25,000	27,769
Series 2014:
5% 11/1/22	90,000	95,822
5% 10/1/23	35,000	38,779
5% 11/1/23	50,000	55,588
5% 12/1/24	155,000	172,747
5% 10/1/28	30,000	34,430
Series 2015:
5% 8/1/23	25,000	27,508
5% 8/1/26	75,000	87,146
5% 8/1/26	65,000	76,988
5% 9/1/26	20,000	23,755
5% 9/1/28	50,000	59,341
5% 8/1/29	20,000	23,662
5% 8/1/30	170,000	197,202
5% 8/1/45	40,000	46,600
5.25% 8/1/30	95,000	113,480
Series 2016:
3% 9/1/33	120,000	130,175
4% 9/1/28	110,000	128,915
4% 9/1/35	50,000	57,741
5% 9/1/22	105,000	110,950
5% 9/1/24	45,000	51,659
5% 9/1/26	85,000	104,286
5% 8/1/27	45,000	55,072
5% 9/1/30	75,000	75,602
5% 9/1/30	15,000	18,352
5% 9/1/32	50,000	61,088
5% 9/1/45	10,000	12,104
Series 2017:
3.5% 8/1/27	25,000	29,168
4% 8/1/37	25,000	29,370
5% 11/1/22	70,000	74,528
5% 11/1/27	75,000	94,807
5% 8/1/33	100,000	121,710
Series 2019:
3% 10/1/33	70,000	79,277
3% 10/1/34	50,000	56,489
4% 4/1/25	45,000	51,080
5% 4/1/25	105,000	123,091
5% 4/1/27	10,000	12,446
5% 4/1/35	5,000	5,605
5% 4/1/36	75,000	84,058
5% 8/1/36	100,000	127,264
Series 2020:
2% 11/1/36	60,000	61,173
3% 3/1/28	50,000	57,217
3% 11/1/35	250,000	285,136
4% 3/1/28	40,000	48,367
4% 3/1/50	40,000	47,531
5% 3/1/32	50,000	65,794
5% 3/1/32	50,000	65,794
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	84,319
Series 2011 D, 5% 8/15/25 (Pre-Refunded to 8/15/21 @ 100)	125,000	125,724
Series 2013 A:
4% 3/1/43	35,000	36,639
5% 3/1/22	35,000	36,119
Series 2015, 5% 11/15/26	50,000	59,860
Series 2016 A, 3% 10/1/41	50,000	52,781
Series 2016 B:
5% 11/15/46	15,000	18,057
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,321
Series 2017 A, 5% 11/1/27	20,000	25,395
Series 2017 A2, 4% 11/1/51	175,000	199,201
Series 2018 A:
4% 11/15/42	15,000	17,373
5% 11/15/26	35,000	43,182
5% 11/15/33	25,000	31,305
California Infrastructure and Econ. Dev. Bank Rev.:
Series 2016:
5% 10/1/26	15,000	18,185
5% 10/1/29	25,000	30,113
Series 2018, 5% 10/1/26	25,000	30,851
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	20,000	21,884
California Pub. Works Board Lease Rev. Series D, 5% 9/1/21	95,000	95,758
California State Univ. Rev.:
Series 2015 A:
5% 11/1/27	20,000	23,857
5% 11/1/43	40,000	47,130
Series 2016 A:
3.125% 11/1/36	50,000	53,478
5% 11/1/45	125,000	149,562
Series 2017 A, 5% 11/1/21	50,000	50,808
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	40,000	45,478
5% 1/1/32	20,000	24,496
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	25,000	32,964
Series 2015, 5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	85,000	98,260
Series 2017 A, 5% 4/1/47	55,000	63,018
Carlsbad Unified School District Series 2011 C, 0% 8/1/35 (c)	180,000	225,518
Cerritos Cmnty. College District Series 2019 C, 3% 8/1/44	25,000	26,863
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	20,000	23,137
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,474
Coast Cmnty. College District:
Series 2006 B, 0% 8/1/28 (FSA Insured)	300,000	276,753
Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	90,000	99,064
Compton Unified School District Series 2019 B, 3% 6/1/49	10,000	10,411
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	145,000	159,335
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,003
Series 2017 B, 5% 6/1/27	5,000	6,288
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	40,000	31,520
0% 8/1/38	65,000	44,170
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	60,000	63,343
Foothill-De Anza Cmnty. College District Series 2003 B, 0% 8/1/25	5,000	4,880
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Bonds Series 2013 B, 3.95%, tender 1/15/53 (a)	80,000	90,200
Series 1995 A:
0% 1/1/24 (Escrowed to Maturity)	105,000	104,165
0% 1/1/27 (Escrowed to Maturity)	40,000	38,220
0% 1/1/29 (Escrowed to Maturity)	20,000	18,504
Series 2013 A:
0% 1/15/24 (FSA Insured)	40,000	39,097
5% 1/15/42 (FSA Insured)	85,000	93,864
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	40,000	45,833
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	10,000	11,458
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,839
Gilroy School Facilities Fing. Series 2013, 4% 8/1/47 (Pre-Refunded to 8/1/23 @ 100)	215,000	232,188
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,588
Series 2015 A:
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	20,000	23,612
5% 6/1/40	10,000	11,747
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,763
5% 6/1/45	65,000	76,305
Series 2018 A, 5% 6/1/22	90,000	93,960
Grossmont Union High School District:
Series 2008, 0% 8/1/30	10,000	8,699
Series 2016 B, 3% 8/1/45	20,000	20,935
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	75,000	81,663
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A, 5% 11/15/35	25,000	34,973
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	85,000	89,478
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	110,446
Series 2016, 3% 8/1/32	35,000	38,018
Series B, 0% 8/1/35	150,000	114,935
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	30,000	37,763
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	30,000	34,380
Series C, 5% 8/1/22	25,000	26,316
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,525
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	10,000	11,460
Series K, 4% 8/1/35	20,000	23,288
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,454
Series 2020 A, 4% 6/1/36	250,000	307,545
Los Angeles Dept. Arpt. Rev.:
Series 2015, 5% 5/15/32	200,000	233,100
Series 2018 C, 5% 5/15/37 (b)	75,000	92,907
Series 2018 D, 5% 5/15/22 (b)	80,000	83,320
Series A:
5% 5/15/36 (b)	50,000	63,233
5% 5/15/38	50,000	58,088
Series B, 5% 5/15/34 (b)	10,000	12,571
Series C, 5% 5/15/33 (b)	90,000	111,687
Series D, 5% 5/15/26 (b)	65,000	78,375
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	10,000	10,725
5% 7/1/24	140,000	150,087
Series 2014 C:
4% 7/1/22	55,000	57,121
5% 7/1/29	40,000	45,570
Series 2014 D, 5% 7/1/44	45,000	50,818
Series 2015 A, 3.25% 7/1/31	100,000	107,953
Series 2017 A, 5% 7/1/28	5,000	6,166
Series A, 5% 7/1/31	15,000	18,891
Series B:
5% 7/1/29	50,000	55,818
5% 7/1/30	55,000	71,196
5% 7/1/30	40,000	43,733
Series C, 5% 7/1/37	25,000	32,429
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C, 5% 7/1/25	20,000	20,970
Series 2014 A, 5% 7/1/44	25,000	28,264
Series 2016 B, 5% 7/1/29	50,000	59,889
Series A:
5% 7/1/33	25,000	31,418
5% 7/1/33	20,000	24,508
Series B, 5% 7/1/25	25,000	27,402
Series C, 5% 7/1/23	90,000	94,386
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	160,000	183,535
Los Angeles Unified School District:
Series 2011 A1, 5% 7/1/21	40,000	40,000
Series 2014 C:
5% 7/1/23	50,000	54,814
5% 7/1/24	40,000	45,634
Series 2016 A, 5% 7/1/40	30,000	34,850
Series 2018 B1, 5% 7/1/23	95,000	104,147
Series 2019 A, 5% 7/1/28	130,000	167,362
Series 2020, 5% 7/1/25	10,000	11,829
Series A:
5% 7/1/22	60,000	62,911
5% 7/1/22	40,000	41,941
5% 7/1/24	5,000	5,704
5% 7/1/29	5,000	6,588
5% 7/1/30	50,000	65,624
Series B, 5% 7/1/25	90,000	106,457
Series C, 5% 7/1/28	55,000	62,534
Marin Healthcare District Series 2017 A:
3% 8/1/37	70,000	75,837
4% 8/1/47	135,000	154,471
Metropolitan Wtr. District of Southern California Wtr. Rev. Series 2020 A, 5% 10/1/33	55,000	72,731
Montebello Unified School District Series A, 5% 8/1/41	50,000	60,237
MSR Energy Auth. Gas Rev.:
Series 2009 A, 6.125% 11/1/29	55,000	69,869
Series 2009 B, 6.5% 11/1/39	25,000	41,208
Newport Mesa Unified School District:
Series 2011:
0% 8/1/36	230,000	177,340
0% 8/1/41 (Pre-Refunded to 8/1/21 @ 24.488)	70,000	17,140
Series 2017, 0% 8/1/39	95,000	54,521
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	15,000	15,916
Norwalk-Mirada Unified School District Series 2005 B, 0% 8/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	70,000	63,718
Orange County Wtr. District Rev. Series 2017 A, 5% 8/15/29	75,000	92,825
Orange County Wtr. District Rev. Ctfs. of Prtn. Series 2003 B, 5% 8/15/28 (Escrowed to Maturity)	120,000	146,949
Palo Alto Unified School District Gen. Oblig. Series 2008 2, 0% 8/1/33	35,000	29,594
Palomar Cmnty. College District Series 2010 B, 0% 8/1/45 (c)	50,000	55,651
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,550
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,478
Rancho Santiago Cmnty. College District Series 2013, 4% 9/1/23	155,000	167,868
Riverside Cmnty. College District Series 2019, 3% 8/1/36	200,000	224,179
Riverside County Pub. Fing. Auth. (Cap. Facilities Proj.) Series 2015, 4.125% 11/1/40	100,000	110,349
Sacramento City Fing. Auth. Rev. Series 2005 A, 0% 12/1/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	80,000	69,362
Sacramento Muni. Util. District Elec. Rev. Series 2020 H, 5% 8/15/39	70,000	92,575
San Bernardino Cmnty. College District Series B, 0% 8/1/48	5,000	2,427
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	270,000	353,094
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (c)	180,000	103,089
Series 2016, 5% 8/1/41	5,000	5,991
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. Series 2017 A, 5% 7/1/47	50,000	61,194
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	170,000	216,854
5.25% 8/1/47	30,000	37,948
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	50,000	55,127
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	5,000	6,379
Series 2008 E, 0% 7/1/49	125,000	64,551
Series 2009 1, 0% 7/1/30	50,000	44,002
Series A, 0% 7/1/31	15,000	12,876
Series C, 0% 7/1/43	10,000	6,140
Series F1, 5.25% 7/1/28	30,000	39,179
Series G, 0% 7/1/37 (Pre-Refunded to 1/1/24 @ 47.757)	130,000	61,590
Series R1, 0% 7/1/30	35,000	30,801
Series R3, 5% 7/1/21	10,000	10,000
Series R4, 5% 7/1/28	70,000	82,617
Series R5, 5% 7/1/26	50,000	61,176
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	5,000	5,300
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	10,000	11,614
Series A1, 5% 8/1/47	80,000	97,993
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	36,385
Series 2016 A, 5% 5/1/26	25,000	30,362
Series 2017 A, 5% 5/1/47 (b)	40,000	48,362
Series 2017 D:
5% 5/1/24 (b)	35,000	39,515
5% 5/1/25 (b)	105,000	122,660
Series 2019 A, 5% 5/1/49 (b)	25,000	30,871
Series 2019 D:
5% 5/1/26	135,000	163,955
5% 5/1/39	30,000	38,117
Series 2019 E, 5% 5/1/34 (b)	175,000	221,537
Series 2020 A, 4% 5/1/39 (b)	15,000	17,767
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	30,000	34,866
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	135,000	153,608
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	15,000	17,504
Series 2020 A, 5% 11/1/50	85,000	110,401
Series D, 5% 11/1/28	40,000	50,572
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/25 (Escrowed to Maturity)	60,000	59,167
0% 1/1/26 (Escrowed to Maturity)	30,000	29,124
0% 1/1/28 (Escrowed to Maturity)	35,000	32,761
Series 1997 A, 0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,166
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	74,607
San Jose Evergreen Cmnty. College District Series 2004 B, 0% 9/1/32 (FSA Insured)	50,000	41,406
San Jose Int. Arpt. Rev.:
Series 2017 A, 5% 3/1/22 (Escrowed to Maturity) (b)	85,000	87,676
Series 2017 B, 5% 3/1/42	20,000	24,252
San Jose Unified School District Santa Clara County Series 2015 C, 4% 8/1/39 (Pre-Refunded to 8/1/24 @ 100)	150,000	167,300
San Mateo County Cmnty. College District Series 2006 B, 0% 9/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	160,422
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	140,000	151,964
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	15,000	19,225
San Mateo Unified School District Series 2011 A, 0% 9/1/41 (c)	50,000	59,464
Santa Clara County Fing. Auth. Lease Rev. (Multiple Facilities Proj.) Series Q, 3% 5/15/37	200,000	210,023
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	40,219
Santa Clara Valley Wtr. District Wtr. Util. Rev. Series 2016 A, 5% 6/1/33	75,000	89,126
Sequoia Union High School District Series 2016, 3% 7/1/31	145,000	158,188
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	200,000	211,527
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	40,000	45,369
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	5,000	5,421
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,728
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	135,000	65,178
Univ. of California Revs.:
Series 2012 G, 3.5% 5/15/37	60,000	61,756
Series 2016, 5% 5/15/35	135,000	162,562
Series 2017 AV, 5% 5/15/47	65,000	80,083
Series 2017 M, 5% 5/15/32	75,000	93,196
Series 2018 AZ, 4% 5/15/24	150,000	166,231
Series 2018 O, 5% 5/15/58	105,000	129,694
Series AF, 5% 5/15/24	55,000	59,876
Series AM, 5.25% 5/15/37	10,000	11,353
Series AO, 5% 5/15/23	15,000	16,356
Series AY, 5% 5/15/28	20,000	25,031
Series I:
5% 5/15/23	75,000	81,753
5% 5/15/25	50,000	58,884
5% 5/15/28	40,000	47,074
Series M, 5% 5/15/36	80,000	98,960
Series O, 4% 5/15/29	25,000	30,162
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	85,000	95,106
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	215,000	228,945
West Contra Costa Unified School District Series C1:
0% 8/1/27 (Assured Guaranty Corp. Insured)	15,000	13,952
0% 8/1/28	60,000	54,500
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	35,000	37,635

TOTAL CALIFORNIA		20,106,565

Colorado - 1.3%
Colorado Health Facilities Auth.:
Series 2016 B, 5% 11/15/30	150,000	178,564
Series 2018 A, 4% 11/15/48	100,000	114,722
Series 2019 A, 5% 11/1/29	35,000	45,921
Series 2019 A1:
4% 8/1/44	55,000	62,698
5% 8/1/26	60,000	72,691
Colorado Health Facilities Auth. Rev. Series B, 4% 12/1/26 (Pre-Refunded to 12/1/22 @ 100)	50,000	52,689
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	25,000	27,142
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,046
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	25,000	26,511
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	45,000	47,959
Series 2017 A, 5% 11/15/28 (b)	30,000	37,227
Series 2018 A, 5% 12/1/36 (b)	60,000	84,245
Series 2018 B, 3.5% 12/1/35	15,000	16,927
Series 2019 C, 5% 11/15/31	30,000	39,227
Denver Convention Ctr. Hotel Auth.:
Series 2016, 5% 12/1/23	50,000	55,341
Series 2017, 5% 12/1/26	50,000	60,757
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	21,437
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,688
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	20,340
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	5,000	5,678
Series 2016 B1, 2.75% 6/1/30	85,000	91,324
Weld County School District #6, Greely Series 2020, 5% 12/1/44	250,000	319,899

TOTAL COLORADO		1,429,033

Connecticut - 1.4%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	15,000	17,064
Series 2015 B, 3.375% 6/15/29	25,000	27,414
Series 2016 A, 5% 3/15/26	30,000	36,226
Series 2017 A, 5% 4/15/27	25,000	31,116
Series 2019 A, 5% 4/15/27	25,000	31,116
Series 2020 C, 4% 6/1/31	30,000	37,085
Series 2021 B, 3% 6/1/40	100,000	109,715
Series A, 5% 3/15/28	35,000	40,745
Series B, 5% 1/15/24	50,000	55,970
Series D:
4% 8/15/31	15,000	17,185
5% 4/15/26	25,000	30,267
Series E:
3.375% 10/15/36	30,000	32,893
5% 9/15/25	30,000	35,664
5% 10/15/25	30,000	35,762
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2016 A, 2%, tender 7/1/26 (a)	225,000	240,262
Series 2019 A, 4% 7/1/34	30,000	35,168
Series 2020 A, 5% 7/1/30	50,000	64,672
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	30,000	32,212
Series 2018 A, 3.5% 5/15/33	25,000	27,475
Series B1, 3.45% 11/15/41	5,000	5,248
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	90,000	99,270
Series 2015 B, 5% 8/1/26	110,000	129,895
Series 2016 A, 5% 9/1/31	5,000	6,032
Series 2018 A, 5% 1/1/27	35,000	43,236
Series 2021 A, 4% 5/1/37	35,000	42,587
Series A:
4% 9/1/35	45,000	51,307
5% 9/1/30	60,000	72,457
Series B:
5% 10/1/33	10,000	12,622
5% 10/1/36	25,000	31,433
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,537

TOTAL CONNECTICUT		1,463,635

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	4,000	4,411
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	15,000	19,545
Delaware Trans. Auth. Series 2015, 4% 6/1/45	50,000	55,062

TOTAL DELAWARE		79,018

District of Columbia - 1.5%
District of Columbia Gen. Oblig.:
Series 2013 A, 5% 6/1/26	65,000	70,818
Series 2016 A, 5% 6/1/32	40,000	48,186
Series 2017 A, 5% 6/1/29	45,000	55,928
Series 2017 D, 5% 6/1/42	35,000	42,894
Series 2019 A:
5% 10/15/31	80,000	103,815
5% 10/15/44	15,000	19,012
District of Columbia Income Tax Rev. Series 2019 C:
5% 10/1/29	180,000	237,438
5% 10/1/33	205,000	267,489
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,246
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,087
Series 2014 C:
5% 10/1/27	20,000	22,925
5% 10/1/28	50,000	57,260
Series 2019 A, 5% 10/1/44	20,000	25,667
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	20,000	21,142
4% 10/1/53	45,000	51,343
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	5,000	4,837
0% 10/1/31 (Assured Guaranty Corp. Insured)	35,000	29,449
0% 10/1/34 (Assured Guaranty Corp. Insured)	70,000	54,538
0% 10/1/36 (Assured Guaranty Corp. Insured)	20,000	14,762
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	45,000	47,637
Series 2014 A:
5% 10/1/28 (b)	40,000	45,447
5% 10/1/44 (b)	105,000	118,431
Series 2018 A, 5% 10/1/27 (b)	65,000	80,999
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	10,000	12,422
Series 2017 B, 5% 7/1/42	70,000	85,097

TOTAL DISTRICT OF COLUMBIA		1,584,869

Florida - 4.2%
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	80,000	85,291
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,721
Broward County Port Facilities Rev. Series 2011 B, 4.625% 9/1/27 (Pre-Refunded to 9/1/21 @ 100) (b)	70,000	70,495
Central Florida Expressway Auth. Sr. Lien Rev.:
Series 2016 B:
3% 7/1/37 (FSA Insured)	50,000	53,780
4% 7/1/40	20,000	22,554
Series 2017, 3.375% 7/1/42	70,000	76,426
Florida Board of Ed. Lottery Rev. Series 2016 B, 5% 7/1/26	65,000	79,384
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	20,000	22,744
Series 2018 A, 4% 6/1/37	55,000	65,159
Series 2019 D, 4% 6/1/30	35,000	43,160
Series A, 5% 6/1/27	80,000	94,394
Series C:
4% 6/1/28	30,000	32,103
5% 6/1/25	90,000	106,116
Series D, 4% 6/1/32	25,000	28,826
Florida Dept. of Trans. Tpk. Rev. Series 2016 B, 2.625% 7/1/27	60,000	64,410
Florida Gen. Oblig. Series 2019 A, 4% 7/1/38	140,000	167,933
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	40,000	46,326
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Series 2017 A, 5% 10/1/30 (b)	30,000	37,024
Hillsborough County Cap. Impt. Series 2019:
3.125% 8/1/46	50,000	55,326
3.25% 8/1/49	10,000	11,130
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	50,000	52,551
5% 10/1/28	25,000	27,297
Hillsborough County Util. Rev. Series 2016, 3% 8/1/46	40,000	42,525
Jacksonville Elec. Auth. Elec. Sys. Rev. Series 2017 B3, 5% 10/1/27	125,000	156,457
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	75,000	82,277
Series 2013 C, 5.25% 10/1/30	150,000	166,388
Series 2014, 5% 10/1/28	65,000	74,416
Series 2019 A:
5% 10/1/24	85,000	97,610
5% 10/1/27	80,000	100,299
5% 10/1/29	25,000	32,769
5% 10/1/32	60,000	78,621
JEA Wtr. & Swr. Sys. Rev. Series 2017 A, 4% 10/1/34	15,000	17,380
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	10,000	10,747
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	25,000	27,814
Miami Beach Wtr. & Swr. Rev. Series 2017, 5% 9/1/47	115,000	141,976
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	45,000	47,666
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	40,000	42,422
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	220,000	233,319
Series 2016 A, 5% 10/1/41	20,000	24,078
Series 2020 A, 4% 10/1/39	130,000	155,269
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	30,000	16,676
0% 10/1/44	50,000	24,812
0% 10/1/46	10,000	4,602
0% 10/1/47	50,000	22,194
Series 2016:
0% 10/1/31	5,000	3,916
0% 10/1/32	15,000	11,264
Miami-Dade County Edl. Facilities Rev. Series 2015 A, 4% 4/1/45	100,000	109,318
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	73,267
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	55,000	65,081
Series 2015 B, 5% 7/1/27	40,000	45,557
Series 2015 D, 3% 7/1/39	10,000	10,831
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	110,000	132,517
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	15,000	7,168
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	20,000	26,092
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	75,000	87,910
Series 2017 B, 3.125% 10/1/39	5,000	5,477
Series 2019 B, 3% 10/1/49	10,000	10,824
Series 2019, 5% 10/1/46	40,000	49,897
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	10,000	12,069
North Miami Beach Wtr. Rev. Series 2020 A, 5% 8/1/44	60,000	76,787
Orange County Health Facilities Auth. Series 2016, 4% 10/1/45	65,000	72,175
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	23,067
Series 2016 B, 4% 10/1/36	30,000	34,570
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	5,000	6,217
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,811
Palm Beach County Pub. Impt. Rev.:
(Professional Sports Franchise Facility Proj.) Series 2015 D:
5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	40,000	47,964
5% 12/1/45 (Pre-Refunded to 12/1/25 @ 100)	100,000	119,911
Series 2012, 5% 6/1/22	100,000	104,438
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	90,000	108,781
South Broward Hosp. District Rev. Series 2017, 5% 5/1/28	55,000	67,840
South Miami Health Facilities Auth. Hosp. Rev. Series 2017, 5% 8/15/23	75,000	82,389
Tampa Health Sys. Rev. Series 2016 A, 5% 11/15/46	120,000	141,144
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.) Series 2020 A, 0% 9/1/53	5,000	1,512

TOTAL FLORIDA		4,451,261

Georgia - 1.9%
Albany-Dougherty County Hosp. Auth. Rev. Series 2012, 4% 12/1/42	60,000	62,317
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	140,000	143,147
Series 2019 B, 4% 7/1/49 (b)	125,000	143,846
Atlanta Wtr. & Wastewtr. Rev.:
Series 2015:
5% 11/1/28	25,000	29,096
5% 11/1/29	5,000	5,810
5% 11/1/35 (Pre-Refunded to 5/1/25 @ 100)	30,000	35,241
5% 11/1/40	40,000	46,491
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	25,000	29,367
Series 2018 C, 4% 11/1/37	15,000	17,646
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	20,000	21,490
Brookhaven Dev. Auth. Rev. Series 2019 A, 5% 7/1/26	20,000	24,360
Burke County Indl. Dev. Auth. Poll. Cont. Rev. (Oglethorpe Pwr. Corp. Vogtle Proj.) Series 2017 D, 4.125% 11/1/45	20,000	22,534
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	130,000	131,599
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	20,000	25,115
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	90,000	97,835
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.) Series 2020 A, 5% 2/15/31	50,000	65,267
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46	55,000	59,466
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	20,000	21,476
Series 2016 E, 5% 12/1/23	195,000	217,578
Series 2016 F, 5% 1/1/26	25,000	30,093
Series 2017 A, 5% 2/1/27	40,000	49,752
Series 2017 C, 5% 7/1/27	45,000	56,631
Series 2018 A:
3% 7/1/33	25,000	28,136
4% 7/1/34	155,000	185,675
5% 7/1/27	5,000	6,292
Georgia Hsg. & Fin. Auth. Series 2015 A, 3.95% 12/1/43	50,000	52,358
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	65,000	75,071
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	10,000	10,975
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	110,000	117,201
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	65,000	82,406
Series 2019 A, 3.125% 7/1/46	25,000	27,073
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	20,000	21,491
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	100,000	134,370

TOTAL GEORGIA		2,077,205

Hawaii - 0.8%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	100,000	120,898
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	35,000	38,484
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	10,000	11,915
Series 2016 FG, 5% 10/1/30	30,000	36,534
Series FN 5% 10/1/22	10,000	10,608
Series FT:
5% 1/1/27	50,000	61,766
5% 1/1/32	65,000	81,217
Series FW, 3.5% 1/1/38	35,000	39,191
Honolulu City & County Gen. Oblig. Series A, 5% 10/1/39	100,000	116,937
Honolulu City and County Wastewtr. Sys.:
Series 2016 B, 4% 7/1/33	235,000	269,645
Series 2018 A, 3.375% 7/1/42	40,000	43,961

TOTAL HAWAII		831,156

Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,653
5% 3/1/28	195,000	244,682
Series 2015 ID, 5.5% 12/1/29	20,000	23,669
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	105,000	127,341

TOTAL IDAHO		426,345

Illinois - 4.5%
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	40,000	31,728
0% 1/1/33	50,000	37,152
Series 2002 B, 5% 1/1/26	15,000	17,167
Series 2007 E, 5.5% 1/1/35	45,000	51,445
Series 2011 A, 5% 1/1/40	35,000	35,081
Series 2014 A, 5.25% 1/1/30	30,000	32,954
Series 2015 A:
5% 1/1/26	15,000	17,167
5.5% 1/1/33	20,000	22,967
Series 2015 C, 5% 1/1/27	50,000	58,943
Series 2019 A, 5% 1/1/40	15,000	18,496
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	65,000	72,064
Series 2014 B, 5% 1/1/27	5,000	5,563
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	20,000	20,466
Series 2013 B, 5% 1/1/26	55,000	58,885
Series 2013 D:
5% 1/1/44	15,000	15,996
5.25% 1/1/33	100,000	107,172
Series 2015 B, 5% 1/1/28	45,000	51,865
Series 2016 C, 5% 1/1/37	100,000	118,093
Series 2017 B, 5% 1/1/33	30,000	36,655
Series 2017 D, 5% 1/1/42 (b)	35,000	41,653
Series 2018 B:
5% 1/1/37	45,000	56,538
5% 1/1/38	20,000	25,081
5% 1/1/48	10,000	12,355
Series 2020 B, 5% 1/1/29	60,000	77,191
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	85,000	86,811
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	35,746
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017, 5% 6/1/25	30,000	35,129
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	15,000	18,085
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	44,062
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,543
Series 2014 A, 5% 10/1/21	25,000	25,300
Series 2016:
3.25% 5/15/39	160,000	172,338
3.25% 11/15/45	15,000	16,103
4% 1/1/25	145,000	163,344
4% 7/1/30	60,000	68,592
4% 12/1/31	25,000	28,129
5% 7/1/24	360,000	410,474
Series 2018 A:
5% 10/1/41	25,000	30,970
5% 10/1/48	20,000	24,685
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	30,000	30,566
4% 1/1/29	70,000	71,183
4% 1/1/30	35,000	35,583
Series 2013:
5% 7/1/22	5,000	5,237
5% 7/1/23	15,000	16,363
5.25% 7/1/31	85,000	91,932
Series 2014:
5% 4/1/27	55,000	61,310
5% 5/1/30	230,000	254,923
5% 2/1/39	200,000	217,338
Series 2016, 5% 2/1/27	65,000	78,863
Series 2017 A, 4.5% 12/1/41	35,000	40,463
Series 2017 B, 5% 12/1/24	65,000	74,531
Series 2017 C, 5% 11/1/29	10,000	12,204
Series 2017 D, 3.25% 11/1/26	40,000	44,660
Series 2018 A, 5% 10/1/24	120,000	136,828
Series 2018 B, 5% 10/1/24	20,000	22,805
Series 2019 B, 5% 9/1/25	30,000	35,157
Series 2020 D, 5% 10/1/25	50,000	58,743
Series November 2016, 4.125% 11/1/31	40,000	45,213
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	5,000	5,014
4.25% 6/15/30	45,000	45,201
Series 2013:
5% 6/15/23	140,000	151,837
5% 6/15/24	20,000	21,714
5% 6/15/25	5,000	5,430
Series 2016 A, 3% 6/15/33	25,000	26,314
Series 2016 C, 4% 6/15/23	75,000	79,888
Series 2016 D, 3% 6/15/31	35,000	37,055
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	25,000	27,677
Series 2015 A, 5% 1/1/40	25,000	28,988
Series 2016 A, 5% 12/1/31	50,000	59,472
Series B:
5% 1/1/27	25,000	30,761
5% 1/1/30	50,000	65,958
Series C, 5% 1/1/30	95,000	125,320
Kendall, Kane & Will Counties Cmnty. Unit School District #308 Series 2016, 5% 2/1/31	65,000	77,119
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	24,385
Series A:
0% 6/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	58,704
0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	6,441
Series 1998 A, 5.5% 12/15/23	30,000	32,345
Series 2002 A:
0% 12/15/26	95,000	87,603
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	15,776
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	14,651
Series 2002:
0% 12/15/23	30,000	29,315
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	24,041
Series 2012 B:
4.25% 6/15/42	20,000	20,691
5% 12/15/28	20,000	20,884
Series 2017 B, 0% 12/15/56 (FSA Insured)	15,000	5,967
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/29	45,000	55,081
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	62,680
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	35,000	37,410

TOTAL ILLINOIS		4,851,612

Indiana - 1.2%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	45,000	54,539
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,599
Indiana Fin. Auth. Health Sys. Rev. Series 2017, 5% 11/1/32	70,000	85,057
Indiana Fin. Auth. Hwy. Rev. Series 2016 C, 5% 12/1/25	35,000	41,947
Indiana Fin. Auth. Rev.:
Series 2012 C, 5% 2/1/32 (Pre-Refunded to 2/1/23 @ 100)	60,000	64,582
Series 2019 E:
5% 2/1/36	25,000	32,048
5% 2/1/40	65,000	82,689
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev.:
Series 2014 A:
5% 1/1/30	100,000	115,009
5% 1/1/31	65,000	74,726
Series 2016 C:
5% 1/1/24	150,000	167,095
5% 1/1/39	230,000	276,885
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	100,000	128,093
5% 2/1/54	25,000	30,870
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	40,000	49,898
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	5,000	4,645
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	55,000	70,608

TOTAL INDIANA		1,335,290

Iowa - 0.4%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	55,000	59,193
Iowa Fin. Auth. Rev.:
Series 2017, 5% 8/1/37	115,000	142,629
Series 2020 A, 5% 8/1/36	105,000	139,425
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	30,000	38,773

TOTAL IOWA		380,020

Kansas - 0.1%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	30,000	31,787
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	50,000	57,269
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	45,000	47,515

TOTAL KANSAS		136,571

Kentucky - 0.5%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	100,000	91,652
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,410
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	5,000	5,481
5% 9/1/42	5,000	5,839
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,560
Kentucky, Inc. Pub. Energy Series 2019 C, 4% 8/1/27	50,000	59,201
Louisville & Jefferson County Series 2016 A, 3% 10/1/37	95,000	99,673
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev.:
Series 2016 A, 3% 5/15/46	40,000	42,532
Series 2017 A, 3.25% 5/15/46	100,000	107,293

TOTAL KENTUCKY		507,641

Louisiana - 1.2%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	5,000	5,982
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	60,000	63,706
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	35,000	36,458
Series 2014 D1, 3% 12/1/29	40,000	42,369
Series 2017 A, 5% 4/1/25	25,000	29,256
Louisiana Local Govt. Envir. Facilities (East Baton Rouge Sewerage Commission Proj.) Series 2013 A, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	180,000	193,747
Louisiana Local Govt. Envir. Facilities and Cmnty. Dev. Auth. (Woman's Hosp. Foundation Proj.) Series 2017 A, 4% 10/1/41	50,000	56,846
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	30,000	31,437
Series 2017 A, 3.75% 7/1/47	30,000	32,991
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,365
Louisiana Pub. Facilities Auth. Rev.:
(Hurricane Recovery Prog.) Series 2014, 5% 6/1/24	50,000	56,657
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	35,000	38,827
Louisiana Stadium and Exposition District Series 2013 A:
5% 7/1/27	100,000	108,913
5% 7/1/30	295,000	321,748
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	25,000	29,736
State of Louisiana Grant Anticipation Rev.:
Series 2019 A, 5% 9/1/29	30,000	38,547
Series 2021, 5% 9/1/33	100,000	132,201

TOTAL LOUISIANA		1,273,786

Maryland - 1.4%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,467
Maryland Dept. of Trans. Consolidated Trans. Rev.:
Series 2016, 4% 11/1/29	85,000	95,251
Series 2018, 3% 5/1/31	40,000	44,809
Maryland Gen. Oblig.:
Series 2016, 5% 6/1/22	80,000	83,580
Series 2017 B, 5% 8/1/25	30,000	35,600
Series 2019 1, 5% 3/15/31	70,000	90,789
Series 2019 A, 5% 8/1/27	120,000	151,114
Series 2019, 5% 3/15/30	50,000	65,031
Series A:
5% 3/15/29	100,000	127,172
5% 3/15/30	30,000	37,951
Series C, 5% 8/1/24	5,000	5,727
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	55,000	61,911
Series 2017 MD, 4% 12/1/46	15,000	17,089
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	40,000	40,035
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	65,000	65,831
Montgomery County Gen. Oblig.:
Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	98,260
Series 2015 B, 3% 12/1/29	70,000	74,119
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series 2021 A, 4% 4/1/47	205,000	248,033
Washington Suburban San. District Series 2016 2:
4% 6/1/42	10,000	11,360
5% 6/1/34	65,000	78,599

TOTAL MARYLAND		1,480,728

Massachusetts - 3.8%
Belmont Gen. Oblig. Series 2019, 4% 3/15/49	135,000	159,803
Boston Gen. Oblig. Series A, 5% 4/1/26	130,000	157,676
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2004 C, 5.5% 7/1/22	35,000	36,876
Series 2005 A, 5% 7/1/25	255,000	301,184
Series 2007, 5.25% 7/1/28	40,000	52,081
Series A, 5.25% 7/1/28	20,000	26,040
Series B, 5% 7/1/33	5,000	5,859
Series C, 5.5% 7/1/23	65,000	71,892
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	20,000	24,653
Massachusetts Dev. Fin. Agcy. Rev.:
Series 2016 I, 3% 7/1/32	25,000	27,063
Series 2016 Q, 5% 7/1/24	125,000	142,485
Series 2017, 4% 4/1/41	30,000	34,511
Series 2018 L, 4% 7/1/44	165,000	189,269
Series BB1, 4% 10/1/46	25,000	28,388
Series C, 3% 10/1/45 (FSA Insured)	10,000	10,652
Series D, 4% 7/1/45	25,000	26,334
Series F, 5% 8/15/24	110,000	125,662
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	60,000	68,547
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.) Series A, 5% 6/15/25	5,000	5,678
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	130,000	152,861
Series 2016 B:
4% 7/1/33	75,000	85,860
5% 7/1/27	5,000	6,279
Series 2016 G, 3% 9/1/46	10,000	10,484
Series 2017 E, 5% 11/1/24	60,000	69,323
Series 2017 F, 5% 11/1/44	20,000	25,053
Series 2018 E, 5% 9/1/25	100,000	118,910
Series 2019 A, 5% 1/1/49	70,000	87,908
Series 2019 G, 5% 9/1/32	75,000	85,896
Series A:
5% 3/1/29	175,000	228,471
5% 7/1/29	70,000	84,915
5% 7/1/31	45,000	54,503
Series B:
2% 3/1/34	70,000	70,860
5% 7/1/26	40,000	48,830
5% 7/1/27	20,000	25,116
Series C:
5% 5/1/30	35,000	46,707
5% 5/1/31	135,000	146,724
Series D, 5% 7/1/26	40,000	48,830
Series E:
5% 11/1/23	60,000	66,690
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	110,000	116,215
5% 11/1/26	20,000	24,660
Series F, 5% 11/1/40	15,000	18,798
Series G, 5% 9/1/33	55,000	62,952
Massachusetts Health & Edl. Facilities Auth. Rev. Series 2008 M2, 5.5% 6/1/35	65,000	93,220
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	20,000	21,376
Massachusetts Port Auth. Rev. Series 2019 B, 3% 7/1/49	70,000	74,965
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	25,000	25,350
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	55,000	57,989
Series 2016 B, 5% 11/15/46	30,000	36,560
Series A, 5% 8/15/45	50,000	64,782
Series B, 4% 2/15/42	65,000	70,512
Series C, 5% 11/15/34	35,000	42,576
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	13,329
Massachusetts Wtr. Resources Auth. Wtr. & Swr. Rev.:
Series 2011 C, 5.25% 8/1/42 (Pre-Refunded to 8/1/21 @ 100)	190,000	190,788
Series 2020 B, 5% 8/1/43	140,000	182,279

TOTAL MASSACHUSETTS		4,055,224

Michigan - 1.6%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	180,000	238,605
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	10,000	10,473
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	100,000	100,000
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	15,000	18,015
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	65,000	80,333
Michigan Bldg. Auth. Rev. (Facilities Prog.):
Series 1A, 5.25% 10/15/47	15,000	16,607
Series 2016 I, 5% 10/15/21	120,000	121,671
Series I:
5% 4/15/26	40,000	47,739
5% 10/15/28	25,000	30,492
5% 10/15/30	15,000	18,191
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018, 4% 11/1/48	10,000	11,476
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	20,000	22,798
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	65,000	65,000
Series 2014 D, 5% 7/1/24 (FSA Insured)	20,000	22,695
(Trinity Health Proj.) Series 2017, 5% 12/1/24	100,000	115,741
Series 2014, 5% 7/1/26 (FSA Insured)	30,000	34,245
Series 2016:
3.25% 11/15/42	25,000	26,813
4% 11/15/46	50,000	56,019
5% 11/15/23	55,000	61,104
Series 2019 A:
4% 2/15/47	40,000	46,264
5% 2/15/34	55,000	70,125
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	35,000	44,262
Series 2010 F, 4% 11/15/47	30,000	34,358
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev. Series B, 3.1% 12/1/31	50,000	53,363
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	35,000	42,602
5% 6/30/28 (b)	15,000	18,879
5% 12/31/28 (b)	55,000	69,939
5% 12/31/31 (b)	20,000	24,992
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	25,000	30,943
Wayne County Arpt. Auth. Rev.:
Series 2018 A, 5% 12/1/34	50,000	63,740
Series 2021 B, 5% 12/1/35 (b)	50,000	66,182

TOTAL MICHIGAN		1,663,666

Minnesota - 0.9%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	30,000	27,082
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	120,000	155,413
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	130,000	144,974
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,589
Minnesota Gen. Oblig.:
Series 2015 B, 2.95% 8/1/27	40,000	43,674
Series 2017 A, 5% 10/1/28	25,000	31,539
Series 2018 A, 5% 8/1/23	125,000	137,459
Series 2018 B, 3.25% 8/1/36	5,000	5,578
Series 2019 A, 5% 8/1/27	50,000	62,896
Series 2019 B, 5% 8/1/27	20,000	25,159
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	100,667
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	145,000	147,376
Saint Cloud Health Care Rev. Series 2019, 5% 5/1/48	15,000	18,567

TOTAL MINNESOTA		943,973

Mississippi - 0.7%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	15,000	18,430
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A:
5% 8/1/26	65,000	78,137
5% 8/1/27	50,000	61,522
Mississippi Gen. Oblig.:
Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	300,000	358,758
Series 2017 A, 5% 10/1/30	65,000	81,468
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	150,000	165,332
5% 10/15/28	25,000	31,596

TOTAL MISSISSIPPI		795,243

Missouri - 0.6%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2012 B, 5% 5/1/32 (Pre-Refunded to 5/1/22 @ 100)	100,000	104,050
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	30,000	30,642
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	35,000	38,340
Missouri Health & Edl. Facilities Rev.:
Series 2014 A, 5% 6/1/29	55,000	62,083
Series 2016, 5% 11/15/28	10,000	11,983
Series 2017 C, 3.625% 11/15/47	25,000	27,389
Series 2019 A, 4% 2/15/49	140,000	160,821
Missouri Hsg. Dev. Commission Single Family Mtg. Rev. (First Place Homeownership Ln. Prog.) Series B, 3.35% 11/1/49	45,000	48,125
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev.:
(IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,122
(Prarie State Proj.) Series 2016 A, 4% 12/1/36	40,000	44,858
Saint Louis Arpt. Rev. Series 2017 A, 5% 7/1/23 (FSA Insured)	50,000	54,761
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	50,000	56,785

TOTAL MISSOURI		689,959

Montana - 0.1%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	65,000	78,979
Nebraska - 0.4%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	73,806
Sarpy County Hosp. Auth. #1 Health Facilities Rev. Series 2016, 4% 5/15/51	140,000	158,364
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	45,000	50,403
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	85,000	101,007

TOTAL NEBRASKA		383,580

Nevada - 0.8%
Clark County Arpt. Rev. Series 2019 B, 5% 7/1/42	40,000	50,667
Clark County Fuel Tax:
Series 2016 B, 5% 11/1/27	50,000	61,560
Series 2019 A:
5% 12/1/24	45,000	52,000
5% 12/1/28	40,000	51,667
Series 2019:
3% 6/1/38	120,000	131,630
5% 6/1/25	25,000	29,391
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	10,000	12,391
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	140,000	159,538
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	20,000	21,446
Clark County Wtr. Reclamation District Series 2016, 3% 7/1/30	75,000	82,119
Las Vegas Convention & Visitors Auth.:
Series 2018 B, 4% 7/1/49	45,000	50,898
Series 2018 C, 4% 7/1/48	50,000	56,609
Washoe County School District Series 2017 C, 3.125% 10/1/40 (FSA Insured)	50,000	54,239

TOTAL NEVADA		814,155

New Jersey - 5.0%
Garden State Preservation Trust Open Space & Farmland Preservation Series B, 0% 11/1/27 (FSA Insured)	100,000	91,121
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	40,000	46,702
5% 11/1/31	35,000	44,566
Series UU:
5% 6/15/40	10,000	11,169
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,695
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	15,000	18,065
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	110,000	111,582
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	30,000	34,298
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	38,974
Series 2013 NN:
4% 3/1/29	20,000	21,002
5% 3/1/26	15,000	16,153
5% 3/1/31	40,000	42,864
Series 2013, 5% 3/1/24	10,000	10,777
Series 2014 PP, 4% 6/15/30	20,000	21,668
Series 2014 UU, 5% 6/15/30	40,000	45,039
Series 2015 XX, 4% 6/15/24	10,000	11,044
Series NN, 5% 3/1/28	70,000	75,296
Series PP, 5% 6/15/30	5,000	5,630
Series UU, 4% 6/15/32	5,000	5,399
Series WW:
5% 6/15/37	30,000	34,793
5.25% 6/15/28	30,000	35,338
Series XX, 4.375% 6/15/27	60,000	68,241
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (a)	75,000	80,045
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	45,000	51,392
5% 9/1/26	135,000	154,068
Series 2014:
5% 6/15/24	5,000	5,671
5% 6/15/28	50,000	56,440
Series 2015 A, 5% 7/1/22	50,000	52,437
Series A, 4% 7/1/47	40,000	44,146
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	20,000	21,361
Series 2014, 4% 6/1/34	10,000	11,061
Series 2016, 5% 6/1/24	25,000	28,344
Series O:
5.25% 8/1/21	10,000	10,041
5.25% 8/1/22	30,000	31,630
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	5,000	5,525
5% 10/1/26	135,000	163,918
5% 10/1/27	15,000	18,633
(Inspira Health Proj.) Series 2017 A, 5% 7/1/42	40,000	48,652
Series 2014 A, 4.25% 7/1/44	500,000	552,892
Series 2016, 3% 7/1/32	25,000	26,477
Series 2017 A, 4% 7/1/52	25,000	28,042
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2014 1B, 5% 12/1/44 (b)	50,000	52,921
Series 2018 B, 5% 12/1/22 (b)	75,000	79,875
Series 2019 A, 5% 12/1/27	35,000	43,250
Series 2019 B, 3.25% 12/1/39 (b)	85,000	92,068
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A:
4% 6/1/37	30,000	35,003
5% 6/1/29	130,000	164,382
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	25,000	29,350
Series 2005 A:
5.25% 1/1/26 (FSA Insured)	30,000	36,355
5.25% 1/1/28 (FSA Insured)	50,000	64,411
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	45,000	48,256
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	15,000	15,726
Series 2014 A:
5% 1/1/27	50,000	56,833
5% 1/1/29	45,000	51,020
5% 1/1/30	225,000	254,955
Series 2015 E, 5% 1/1/45	45,000	51,612
Series 2016 A, 5% 1/1/33	50,000	59,325
Series 2017 B, 4% 1/1/35	30,000	35,219
Series 2017 E, 5% 1/1/29	15,000	18,851
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/24 (AMBAC Insured)	30,000	29,063
0% 12/15/25	60,000	57,095
0% 12/15/29 (FSA Insured)	45,000	39,238
0% 12/15/32 (FSA Insured)	40,000	32,108
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	15,338
Series 2008 A:
0% 12/15/23	45,000	44,080
0% 12/15/37	45,000	30,306
0% 12/15/38	35,000	22,817
Series 2010 A:
0% 12/15/25	40,000	37,879
0% 12/15/27	30,000	27,140
0% 12/15/29	20,000	17,121
0% 12/15/32	65,000	51,005
0% 12/15/33	15,000	11,426
Series 2013 AA:
5% 6/15/27	30,000	32,660
5% 6/15/29	205,000	222,614
Series 2014 AA, 4.25% 6/15/44	220,000	237,384
Series 2015 AA, 5.25% 6/15/32	70,000	82,335
Series 2016 A, 5% 6/15/30	25,000	29,527
Series 2016 A-2, 5% 6/15/23	25,000	27,252
Series 2018 A, 5% 12/15/24	55,000	63,510
Series 2019 AA, 4.5% 6/15/49	65,000	76,341
Series 2019 BB, 4% 6/15/50	30,000	34,135
Series A:
0% 12/15/26	90,000	83,443
0% 12/15/31	30,000	24,215
4% 12/15/31	95,000	112,644
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	42,308
5% 6/15/30	50,000	59,054
Series A1, 4.1% 6/15/31	15,000	16,931
Series AA:
4% 6/15/36	20,000	23,095
4% 6/15/38	45,000	53,371
5% 6/15/23	45,000	49,155
5% 6/15/44	10,000	10,794
5.25% 6/15/27	20,000	23,567
Series C, 5.25% 6/15/32	65,000	75,076
Rutgers State Univ. Rev. Series M, 3.125% 5/1/37	160,000	160,278
South Jersey Port Corp. Rev. (New Jersey Gen. Oblig. Proj.) Series 2017 B, 5% 1/1/37 (b)	25,000	29,877

TOTAL NEW JERSEY		5,359,785

New Mexico - 0.2%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	70,000	73,670
New Mexico Hosp. Equip. Ln. Council Rev. Series 2015 A, 4.125% 8/1/44	40,000	43,681
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	30,000	32,870
5% 7/1/25	65,000	76,602

TOTAL NEW MEXICO		226,823

New York - 15.4%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,577
Dorm. Auth. New York Univ. Rev.:
Series 2016 A:
5% 7/1/29	60,000	72,716
5% 7/1/37	100,000	118,942
Series 2017 A:
5% 7/1/24	30,000	34,206
5% 10/1/29	15,000	18,826
5% 10/1/47	30,000	47,660
Series 2018 A, 5% 7/1/21	35,000	35,000
Series 2018 B, 5% 10/1/38	45,000	56,794
Dutchess County Local Dev. Corp. Rev. Series 2016 B, 4% 7/1/41	40,000	44,835
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/36	120,000	136,792
4% 2/15/44	35,000	39,343
5% 2/15/30	55,000	67,411
5% 2/15/39	40,000	48,169
Liberty Dev. Corp. Rev.:
Series 2005, 5.25% 10/1/35	45,000	64,813
Series 2007, 5.5% 10/1/37	25,000	37,811
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 2012 B, 5% 9/1/25	35,000	36,949
Series 2016 B, 5% 9/1/46	40,000	47,791
Series 2017:
5% 9/1/23	65,000	71,725
5% 9/1/47	30,000	36,577
Series 2018, 5% 9/1/35	20,000	25,560
Series 2020 A, 5% 9/1/30	120,000	160,996
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	30,000	35,460
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	70,000	74,257
New York City Gen. Oblig.:
Series 2008 J9, 5% 8/1/26	250,000	304,834
Series 2013 J, 5% 8/1/21	85,000	85,334
Series 2016 A, 5% 8/1/26	150,000	177,664
Series 2016, 3% 8/1/34	25,000	26,665
Series 2017, 5% 8/1/27	25,000	31,313
Series 2018 1, 5% 8/1/28	10,000	12,547
Series 2018 B-1, 3.25% 10/1/42	55,000	59,537
Series 2019 E, 5% 8/1/25	30,000	35,493
Series 2020 A, 4% 8/1/44	20,000	23,431
Series 2020 A1, 5% 8/1/35	120,000	154,270
Series A, 5.25% 8/1/25	15,000	16,527
Series B1, 5% 10/1/32	70,000	91,147
Series D:
4% 12/1/41	50,000	58,504
4% 3/1/42	125,000	147,897
Series E, 5% 8/1/26	75,000	91,450
Series F, 5% 8/1/24	60,000	65,848
Series F1, 5% 3/1/27	385,000	414,636
Series G, 4% 8/1/28	200,000	218,453
Series J, 5% 8/1/24	50,000	57,155
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	15,000	16,178
Series 2016 I1A, 3.95% 11/1/36	70,000	76,635
Series 2017 C2, 1.7% 7/1/21	10,000	10,000
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	70,000	70,235
Series 2019 E1, 3.25% 11/1/49	35,000	36,785
Series 2020 D1B, 2.4% 11/1/50	75,000	73,480
Series 2021 C1, 2.25% 11/1/41	110,000	108,729
Series E1, 3.45% 5/1/59	10,000	10,549
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/37	50,000	35,124
0% 3/1/39 (Assured Guaranty Corp. Insured)	10,000	6,599
0% 3/1/44	45,000	25,188
0% 3/1/45 (Assured Guaranty Corp. Insured)	25,000	13,514
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	13,099
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2012 BB, 4% 6/15/47	175,000	183,414
Series 2013 DD:
4% 6/15/38	65,000	69,328
5% 6/15/38	35,000	38,116
Series 2015 HH, 5% 6/15/29	65,000	76,265
Series 2016 BB, 5% 6/15/46	40,000	46,303
Series 2017 DD, 5.25% 6/15/47	60,000	74,282
Series 2017 EE, 5% 6/15/36	60,000	74,064
Series 2018 AA, 5% 6/15/37	5,000	6,160
Series 2018 DD1, 5% 6/15/48	15,000	18,510
Series 2019 DD, 5.25% 6/15/49	65,000	82,637
Series 2020 CC1, 4% 6/15/49	35,000	41,239
Series BB, 5% 6/15/49	180,000	230,423
Series CC:
4% 6/15/42	90,000	107,048
5% 6/15/30	25,000	33,274
Series DD:
5% 6/15/25	75,000	83,796
5% 6/15/36	95,000	107,414
Series EE, 5% 6/15/32	10,000	11,898
Series FF, 4% 6/15/37	80,000	95,488
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1, 5% 7/15/43	180,000	206,500
Series 2018 S 4A, 5% 7/15/34	105,000	132,985
Series 2018 S2, 5% 7/15/24	70,000	79,964
Series 2018 S4, 5% 7/15/31	30,000	38,216
Series S1:
5% 7/15/26	50,000	59,912
5% 7/15/27	15,000	17,431
5% 7/15/29	60,000	69,586
5% 7/15/35	35,000	43,416
New York City Transitional Fin. Auth. Rev.:
Series 2014 B1, 5% 11/1/24	75,000	84,902
Series 2014 D1, 5% 2/1/38	170,000	189,280
Series 2014, 5% 11/1/25	30,000	33,979
Series 2015 E1, 5% 2/1/32	250,000	289,616
Series 2016 A, 5% 5/1/40	15,000	17,932
Series 2016 B1, 5% 11/1/35	105,000	124,257
Series 2017 F:
3% 5/1/34	50,000	54,166
4% 5/1/37	80,000	92,103
Series 2018 A, 5% 8/1/38	55,000	68,326
Series 2018 B, 5% 8/1/45	50,000	61,450
Series 2019 C, 4% 11/1/37	30,000	35,723
Series 2019 C1, 4% 11/1/36	50,000	59,766
Series A, 4% 11/1/35	80,000	97,830
Series A1:
5% 5/1/23	130,000	141,516
5% 8/1/24	50,000	57,204
Series B:
4% 8/1/38	100,000	117,567
4% 8/1/39	20,000	23,453
Series B1, 5% 11/1/28	30,000	35,672
Series C:
3.25% 11/1/43	140,000	153,796
4% 2/1/27	70,000	82,803
5% 11/1/26	40,000	49,224
Series C1:
4% 5/1/40	10,000	12,006
4% 5/1/44	30,000	35,682
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/27	15,000	17,617
4% 4/1/28	75,000	87,715
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	75,000	42,191
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	231,860
Series 2014 C, 5% 3/15/28	205,000	230,449
Series 2016 D, 5% 2/15/26	115,000	138,532
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	105,000	117,346
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	235,000	240,663
5% 7/1/30	20,000	26,376
Series 2013 A, 5% 7/1/37 (Pre-Refunded to 7/1/23 @ 100)	275,000	301,414
Series 2014 A, 5.5% 1/1/39	20,000	22,224
Series 2014, 5% 7/1/22	85,000	89,002
Series 2015 A:
4.125% 5/1/42	50,000	54,700
5% 7/1/21	105,000	105,000
5% 5/1/33	40,000	45,826
Series 2018 A:
5% 10/1/22	195,000	206,706
5% 8/1/25	100,000	116,937
Series 2019 A:
5% 7/1/23	90,000	98,685
5% 7/1/27	20,000	25,076
Series 2019 C, 4% 7/1/49	45,000	53,507
Series 2020 A2, 5% 7/1/31	25,000	33,499
Series 2020, 3% 2/1/50	55,000	57,915
Series 2021 A, 5% 7/1/26	100,000	121,084
New York Dorm. Auth. Sales Tax Rev.:
Series 2016 A, 5% 3/15/29	80,000	98,034
Series 2017 A:
5% 3/15/43	75,000	91,588
5% 3/15/44	210,000	256,097
Series 2018, 5% 3/15/48	75,000	94,381
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	10,000	11,110
Series 2018 A, 5% 6/15/30	50,000	64,248
Series 2019 B, 5% 6/15/31	25,000	32,870
New York Liberty Dev. Corp. (7 World Trade Ctr. Proj.) Series 2012 1, 4% 9/15/35	115,000	117,742
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/32	225,000	187,186
5% 11/15/25	195,000	207,575
Series 2016 A, 5% 11/15/26	90,000	110,372
New York Metropolitan Trans. Auth. Rev.:
Series 2012 C, 4% 11/15/33	65,000	67,928
Series 2012 F, 5% 11/15/25	5,000	5,304
Series 2014 A1, 5% 11/15/31 (Pre-Refunded to 11/15/23 @ 100)	50,000	55,696
Series 2015 F, 3.25% 11/15/31	35,000	37,636
Series 2016 B, 5% 11/15/29	135,000	162,839
Series 2016 C2A, 3% 11/15/38	25,000	26,200
Series 2016 D:
3% 11/15/32	50,000	53,192
5% 11/15/27	10,000	12,154
Series 2017 A, 4% 11/15/37	190,000	220,311
Series 2017 A1, 4% 11/15/48	30,000	33,710
Series 2017 B, 5% 11/15/23	145,000	160,606
Series 2017 C1:
4% 11/15/34	55,000	64,268
5% 11/15/24	20,000	22,980
5% 11/15/25	45,000	53,419
5% 11/15/28	25,000	31,528
Series 2017 D, 4% 11/15/42	85,000	97,656
Series 2018 B:
5% 11/15/25	35,000	41,548
5% 11/15/27	20,000	25,008
Series 2019 B, 4% 11/15/49 (FSA Insured)	40,000	46,302
Series 2020 A, 5% 11/15/47	65,000	81,199
New York State Dorm. Auth.:
Series 2017 A, 5% 2/15/27	110,000	136,246
Series 2017 B:
5% 2/15/39	15,000	18,616
5% 2/15/43	50,000	61,709
Series 2018 A, 5% 3/15/32	50,000	63,869
Series 2019 A:
5% 3/15/39	100,000	126,553
5% 3/15/40	90,000	113,585
Series 2019 D, 3% 2/15/49	120,000	128,039
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	5,000	5,624
Series 2019 A, 5% 2/15/49	30,000	38,408
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	40,000	41,296
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	60,000	62,414
Series 2019 R, 3.15% 11/1/54	25,000	25,986
Series L, 3.45% 11/1/42	25,000	26,517
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	25,000	26,139
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	5,000	5,126
New York State Urban Dev. Corp.:
Series 2020 A, 4% 3/15/45	40,000	47,296
Series 2020 C, 5% 3/15/33	225,000	297,703
New York State Urban Eev Corp. Series 2019 A, 4% 3/15/46	75,000	87,917
New York Thruway Auth. Gen. Rev.:
Series 2014 K:
5% 1/1/23	60,000	64,210
5% 1/1/26	80,000	92,717
Series 2016 A, 5% 1/1/51	30,000	35,009
Series 2019 B, 3% 1/1/46	50,000	52,735
Series K:
5% 1/1/28	10,000	11,541
5% 1/1/29	90,000	103,831
Series L, 5% 1/1/34	70,000	86,729
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	30,000	37,060
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A:
4% 7/1/41 (b)	30,000	32,427
4% 1/1/51 (FSA Insured) (b)	30,000	32,626
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (b)	50,000	59,205
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	40,000	43,164
Series 2016 A, 5% 3/15/26	20,000	24,135
Series 2019 A:
5% 3/15/42	15,000	18,669
5% 3/15/44	25,000	31,016
Series A2, 5.5% 3/15/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	60,000	68,454
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	25,000	32,402
5% 12/1/40	160,000	207,049
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	5,000	5,353
Series 2021, 4% 3/1/23	335,000	354,082
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,409
5% 5/1/27	15,000	16,659
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,744
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	40,000	47,146
Series 2012 B, 5% 11/15/29	140,000	149,017
Series 2013 A:
0% 11/15/30	105,000	87,730
0% 11/15/32	35,000	27,835
Series 2013 B, 4% 11/15/23	50,000	54,432
Series 2016 A:
5% 11/15/31	50,000	59,996
5% 11/15/41	25,000	29,539
Series 2018 C, 5% 11/15/37	25,000	31,727
Series 2019 A, 5% 11/15/49	45,000	56,518
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	80,000	86,159
Series 2017:
5% 12/15/38	25,000	31,364
5% 12/15/41	50,000	62,640
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	45,000	47,470

TOTAL NEW YORK		16,455,805

New York And New Jersey - 1.3%
Port Auth. of New York & New Jersey:
Series 188, 5% 5/1/23 (b)	75,000	81,412
Series 189:
5% 5/1/27	210,000	246,544
5% 5/1/30	20,000	23,439
Series 194:
5% 10/15/25	25,000	29,778
5% 10/15/30	35,000	41,640
5% 10/15/32	55,000	65,357
5% 10/15/35	100,000	118,410
Series 198, 5% 11/15/46	15,000	17,953
Series 2013 179, 5% 12/1/25	180,000	200,609
Series 2015 189, 5% 5/1/45	140,000	161,529
Series 202, 5% 10/15/30 (b)	20,000	24,270
Series 207, 5% 9/15/26 (b)	185,000	224,585
Series 209, 5% 7/15/31	30,000	38,122
Series 214, 5% 9/1/33 (b)	105,000	133,907

TOTAL NEW YORK AND NEW JERSEY		1,407,555

North Carolina - 1.3%
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	35,000	36,695
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	115,000	134,960
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	95,000	109,797
Mecklenburg County Gen. Oblig.:
Series 2017 A, 3% 4/1/37	50,000	54,700
Series 2019, 4% 3/1/34	210,000	255,747
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	70,000	75,169
Series 2016 A, 5% 6/1/27	20,000	24,260
North Carolina Grant Anticipation Rev.:
Series 2015:
5% 3/1/27	30,000	34,639
5% 3/1/28	50,000	57,619
Series 2019:
5% 3/1/31	45,000	57,734
5% 3/1/34	40,000	50,743
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	35,233
Series 2020 B, 5% 5/1/29	20,000	26,188
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2016 A, 5% 6/1/28	65,000	82,960
Series 2020 A, 4% 10/1/45	55,000	62,815
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018, 5% 1/1/31	85,000	106,333
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	90,644
Wake County Series 2019 A, 3% 3/1/36	50,000	55,634

TOTAL NORTH CAROLINA		1,351,870

North Dakota - 0.0%
North Dakota Hsg. Fin. Agcy. Series 2021 A, 2.25% 7/1/41	50,000	50,319
Ohio - 2.0%
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	5,000	5,585
Cleveland Income Tax Rev. Series 2017 B1, 5% 10/1/28	60,000	76,061
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	55,000	35,601
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	45,000	51,494
Series 2018 A, 5% 4/1/30	120,000	154,745
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	55,000	63,546
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,163
Franklin County Rev. Series 2017 OH, 5% 12/1/46	65,000	79,442
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	45,000	43,079
Hamilton County Sales Tax Rev. Series 2000 B, 0% 12/1/28 (AMBAC Insured)	235,000	210,184
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	65,000	74,169
Ohio Gen. Oblig.:
Series 2015 A, 5% 9/15/26	20,000	24,543
Series 2015 C:
5% 11/1/28	35,000	40,858
5% 11/1/30	50,000	58,410
Series 2017 C, 5% 8/1/26	25,000	30,568
Series 2018 A, 5% 2/1/29	25,000	29,898
Series 2019 A:
5% 5/1/27	60,000	74,887
5% 6/15/27	200,000	250,451
Series R, 5% 5/1/24	15,000	17,003
Series S, 5% 5/1/29	50,000	60,299
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	50,184
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	20,000	23,348
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	20,000	24,932
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,324
Ohio Tpk. Commission Tpk. Rev. (Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	25,000	14,894
Series 2013 A2, 0% 2/15/37	20,000	14,261
Series A, 0% 2/15/41	60,000	37,928
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,875
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2017 A, 5% 12/1/28	30,000	37,577
Series 2019 B, 3% 6/1/46	55,000	60,366
Series 2020 A, 5% 12/1/38	185,000	243,591
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	10,000	10,902
Westerville City School District Series 2020, 3% 12/1/50	50,000	53,841

TOTAL OHIO		2,105,009

Oklahoma - 0.4%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	145,000	167,893
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	10,000	11,485
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	15,000	17,454
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 A, 4% 1/1/47	35,000	39,280
Series 2017 D, 5% 1/1/26	65,000	77,952
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	85,000	98,067

TOTAL OKLAHOMA		412,131

Oregon - 1.1%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	10,000	12,174
Clackamas County School District No. 46:
Series 2009:
0% 6/15/36	85,000	64,239
0% 6/15/39	100,000	69,494
Series B, 0% 6/15/34	35,000	27,869
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	40,000	38,459
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	15,000	18,754
Medford Hosp. Facilities Auth. Rev. (Asante Projs.) Series 2020 A, 5% 8/15/45	50,000	64,095
Oregon Dept. of Trans. Hwy. User Tax Rev. Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	20,000	22,273
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	15,000	17,156
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	195,000	242,086
Series A, 4% 5/1/37	110,000	132,431
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	15,000	17,976
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	110,000	117,735
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A:
3% 5/15/49	45,000	47,540
5% 5/15/29	100,000	129,724
Tri-County Metropolitan Trans. District Rev.:
Series 2017 A, 5% 10/1/22	115,000	121,844
Series 2018 A, 3.25% 10/1/34	50,000	54,344

TOTAL OREGON		1,198,193

Pennsylvania - 2.9%
Allegheny County Series C77, 5% 11/1/43	25,000	31,229
Allegheny County Hosp. Dev. Auth. Rev.:
Series 2018 A, 4% 4/1/38	5,000	5,731
Series 2019 A, 5% 7/15/33	110,000	141,425
Bristol School District Series 2013, 5% 6/1/40	20,000	21,634
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	60,000	68,850
Delaware County Auth. College Rev. Series 2017 A:
5% 10/1/42	5,000	6,094
5% 10/1/46	135,000	164,176
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	30,000	38,469
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,988
Lehigh County Gen. Purp. Hosp. Rev. Series 2012 B, 4% 7/1/43	65,000	67,022
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	35,000	37,664
Northampton County Gen. Purp. College Rev. Series 2017, 3.125% 11/1/34	60,000	65,583
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	40,000	50,245
5% 11/15/28	90,000	112,689
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	25,000	27,908
5% 12/31/28 (b)	35,000	41,596
Pennsylvania Gen. Oblig.:
Series 2013, 5% 10/15/22	40,000	42,480
Series 2015 1:
5% 3/15/26	55,000	64,420
5% 3/15/29	60,000	70,277
Series 2015:
4% 8/15/34	175,000	198,251
5% 8/15/32	60,000	70,834
Series 2016 2, 3% 9/15/36	45,000	48,432
Series 2016, 5% 9/15/27	140,000	171,640
Pennsylvania Higher Edl. Facilities Auth. Rev. Series 2016 C:
3% 8/15/41	35,000	37,130
5% 8/15/25	35,000	41,525
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,492
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	45,000	45,257
Series 2017 123B, 3.45% 10/1/32	10,000	10,771
Series 2017 125B, 3.65% 10/1/42	30,000	32,159
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	165,000	181,912
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	40,000	41,894
Series 2013 C, 5.5% 12/1/31 (Pre-Refunded to 12/1/23 @ 100)	25,000	28,189
Series 2014 A, 0% 12/1/39(c)	5,000	5,510
Series 2014 C, 5% 12/1/39	30,000	34,446
Series 2014, 5% 12/1/33	55,000	63,294
Series 2015 A1, 4% 12/1/41	60,000	66,541
Series 2017 A1, 5% 12/1/30	40,000	50,256
Series 2017 B, 5.25% 6/1/47	55,000	67,649
Series 2017 B1, 5% 6/1/30	150,000	184,015
Series 2017, 5% 12/1/40	50,000	61,386
Series 2019 A, 5% 12/1/35	35,000	45,188
Series 2019, 5% 12/1/32	30,000	38,464
Philadelphia Arpt. Rev.:
Series 2017 B, 5% 7/1/21 (b)	115,000	115,000
Series 2021, 5% 7/1/31 (b)	100,000	132,302
Philadelphia Auth. for Indl. Dev. (The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	5,000	5,780
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	55,000	55,096
Series 2015 B, 5% 8/1/25	20,000	23,555
Series 2017 A:
5% 8/1/22	30,000	31,563
5% 8/1/23	40,000	43,846
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	62,252
Series 2018 B, 4% 9/1/43	30,000	35,009
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	20,000	17,439

TOTAL PENNSYLVANIA		3,143,557

Pennsylvania, New Jersey - 0.0%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	5,000	6,115
Puerto Rico - 0.1%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev.:
Series 2002 E, 5.5% 7/1/21 (FSA Insured)	50,000	50,000
Series 2007 N, 5.25% 7/1/36 (Assured Guaranty Corp. Insured)	15,000	16,314

TOTAL PUERTO RICO		66,314

Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	30,000	33,373
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016:
5% 5/15/24	5,000	5,586
5% 5/15/31	50,000	57,993

TOTAL RHODE ISLAND		96,952

South Carolina - 0.7%
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	40,000	41,136
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	115,000	142,709
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5.125% 12/1/43	25,000	27,713
Series 2014 A, 5.5% 12/1/54	25,000	28,302
Series 2014 C:
5% 12/1/29	40,000	45,671
5% 12/1/36	45,000	51,300
Series 2015 A, 5% 12/1/21 (Escrowed to Maturity)	250,000	255,015
Series 2016 A, 3.25% 12/1/35	15,000	16,179
Series A, 3% 12/1/41	30,000	32,398
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	85,000	104,864

TOTAL SOUTH CAROLINA		745,287

Tennessee - 1.1%
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1:
3% 8/1/39	20,000	21,350
3.25% 8/1/44	30,000	32,258
4% 8/1/38	100,000	115,851
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,612
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	60,000	63,949
Series 2016 A, 4% 1/1/42	10,000	11,233
Series 2019, 4% 11/15/43	55,000	63,494
Memphis-Shelby County Econ. Dev. Series 2017 B, 5% 11/1/30	80,000	96,825
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	76,371
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	55,000	64,837
4% 7/1/54	35,000	40,840
Nashville and Davidson County Metropolitan Govt. Health & Edl. Facilities Board Rev. Series 2016 A, 5% 7/1/40	70,000	83,807
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	30,000	33,957
Series 2006 A, 5.25% 9/1/26	30,000	35,985
Series 2006 C:
5% 2/1/24	10,000	11,129
5% 2/1/27	15,000	18,062
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,629
Tennessee Hsg. Dev. Agcy. Series 2012 2C, 3.1% 7/1/28	55,000	55,543
Tennessee Hsg. Dev. Agcy. Residential:
Series 2015 2, 3.875% 7/1/35	15,000	15,767
Series 2018 3, 3.75% 7/1/38	35,000	38,163
Series 2020 1A, 2.4% 1/1/44	30,000	30,533
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	20,000	20,801
Series A, 5% 11/1/42	105,000	128,781

TOTAL TENNESSEE		1,153,777

Texas - 9.8%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,561
Alvin Independent School District Series 2019, 3.375% 2/15/40	120,000	134,616
Arlington Higher Ed. Fin. Corp. Series 2019 A, 3% 8/15/54	60,000	63,747
Austin Arpt. Sys. Rev. Series 2014, 5% 11/15/39 (b)	300,000	340,172
Austin Convention Enterprises, Inc. Series 2017 A, 5% 1/1/25	80,000	89,370
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,848
Series 2017, 4% 8/1/33	20,000	23,009
Series 2019, 4% 8/1/35	25,000	29,850
Bexar County Hosp. District Series 2020, 3% 2/15/36	55,000	60,000
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	35,000	37,665
Board of Regents of The Texas A&M Univ. Sys. Permanent Univ. Fund Series 2013, 5% 7/1/23	100,000	109,628
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	80,000	88,122
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	80,000	85,788
Series 2016, 3.375% 1/1/41	20,000	21,354
City of Denton Series 2017, 4% 2/15/47	50,000	56,342
College of the Mainland Series 2019, 3.75% 8/15/49	20,000	22,475
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	10,000	11,090
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	115,000	116,372
Cypress-Fairbanks Independent School District:
Series 2019 A, 3% 2/15/36	155,000	174,755
Series 2019, 5% 2/15/30	45,000	58,266
Series 2020 A, 3% 2/15/35	120,000	137,105
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	85,000	86,284
Series 2013 D, 5.25% 11/1/25	30,000	30,497
Series 2013 F, 5% 11/1/21	20,000	20,318
Series 2014 A, 5.25% 11/1/27 (b)	40,000	44,355
Series 2020 A, 5% 11/1/30	55,000	73,886
Series 2020 B, 5% 11/1/33	200,000	265,582
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	5,000	6,258
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	65,000	74,500
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	105,000	121,679
Fort Bend Independent School District Series 2021 A, 2.3% 8/15/46	150,000	148,923
Frisco Independent School District:
Series 2017, 4% 8/15/35	10,000	11,575
Series 2019, 4% 8/15/39	35,000	41,869
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/32 (c)	40,000	46,446
0% 10/1/46 (c)	40,000	46,143
0% 10/1/48 (c)	30,000	34,629
Series 2018 A, 5% 10/1/37	40,000	50,007
Harris County Cultural Ed. Facilities Fin. Corp. Med. Facilities Rev. Series 2012 A, 4% 11/15/32 (Pre-Refunded to 11/15/22 @ 100)	200,000	210,416
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2015, 4% 12/1/45	75,000	82,623
Harris County Gen. Oblig.:
Series 2015 B, 5% 8/15/28	100,000	118,102
Series 2016 A, 5% 8/15/33	15,000	18,134
Harris County Toll Road Rev.:
Series 2018 A, 4% 8/15/48	40,000	46,146
Series 2019 A, 3% 8/15/44	120,000	130,192
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	75,000	45,175
Series 2014 C, 5% 11/15/30	170,000	190,565
Series 2014:
0% 11/15/48 (FSA Insured)	10,000	3,124
0% 11/15/49 (FSA Insured)	25,000	7,398
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	55,000	68,834
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	60,000	58,915
0% 9/1/33 (AMBAC Insured)	80,000	60,742
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,367
Houston Independent School District:
Series 2013 A, 5% 2/15/24	35,000	37,677
Series 2017:
5% 2/15/22	10,000	10,302
5% 2/15/23	20,000	21,570
5% 2/15/27	50,000	61,789
Houston Util. Sys. Rev.:
Series 2014 C, 5% 5/15/26	75,000	84,867
Series 2017 B, 5% 11/15/29	45,000	56,368
Series 2019 B, 4% 11/15/44	55,000	65,648
Houston Wtr. & Swr. Sys. Rev. Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,953
Humble Independent School District Series 2020 A, 2% 2/15/42	25,000	25,187
Katy Independent School District Series 2017, 4% 2/15/47	250,000	287,801
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	175,000	189,489
Leander Independent School District:
Series 2014 D:
0% 8/15/30	200,000	152,199
0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	25,000	11,448
0% 8/15/42 (Pre-Refunded to 8/15/24 @ 41.985)	90,000	37,191
Series 2016 A:
0% 8/16/44	10,000	4,501
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	5,000	2,319
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	20,000	24,323
Midland County Fresh Wtr. Supply District:
(City of Midland Proj.) Series 2012 A, 0% 9/15/35	5,000	3,105
Series 2012 A, 0% 9/15/34	235,000	154,473
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	60,000	68,088
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	35,000	30,769
0% 1/1/35 (Assured Guaranty Corp. Insured)	5,000	3,854
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	65,000	48,629
Series 2014 B, 5% 1/1/31	125,000	138,552
Series 2015 A, 5% 1/1/27	100,000	115,783
Series 2017 A, 5% 1/1/28	200,000	237,385
Series 2017 B, 4% 1/1/36 (FSA Insured)	100,000	114,499
Series 2018:
4.25% 1/1/49	55,000	63,576
5% 1/1/48	20,000	24,059
Series 2021 B, 5% 1/1/31	100,000	133,860
Pflugerville Independent School District Series 2014, 5% 2/15/28 (Pre-Refunded to 2/15/24 @ 100)	215,000	241,646
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	380,000	485,949
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	65,000	65,062
San Antonio Elec. & Gas Sys. Rev.:
Series 2013, 5% 2/1/48 (Pre-Refunded to 2/1/23 @ 100)	50,000	53,777
Series 2015:
5% 2/1/23	95,000	102,299
5% 2/1/24	100,000	112,192
5% 2/1/27	40,000	47,866
5% 2/1/32	5,000	5,927
Series 2016:
5% 2/1/22	40,000	41,135
5% 2/1/22 (Escrowed to Maturity)	20,000	20,561
Series 2019:
4% 2/1/28	10,000	12,059
5% 2/1/35	125,000	162,091
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	195,000	227,160
San Antonio Independent School District Series 2019, 5% 8/15/30	50,000	64,056
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	175,000	218,131
Socorro Independent School District Series 2019, 5% 8/15/38	50,000	63,097
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	15,000	16,054
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	30,000	31,407
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	125,000	126,504
5% 10/1/23	50,000	55,410
5% 10/1/35 (Pre-Refunded to 10/1/24 @ 100)	70,000	80,648
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	85,000	95,922
Series 2015 A, 5% 10/1/24	55,000	63,294
Series 2016 A, 5% 4/1/30	50,000	60,071
Series 2017 B:
5% 10/1/29	100,000	125,992
5% 10/1/33	25,000	31,161
Series 2018 B, 5% 8/1/24	45,000	51,469
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	75,000	96,006
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	40,000	39,987
Series A, 0% 8/15/29 (AMBAC Insured)	35,000	30,946
Texas Trans. Commission Central Texas Tpk. Sys. Rev. Series 2012 A:
4% 8/15/38	25,000	25,802
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	115,000	121,249
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	74,016
Series 2018 A:
4% 10/15/32	50,000	59,776
4% 10/15/37	40,000	47,343
Series 2019 A, 4% 10/15/49	90,000	106,895
Series 2020:
3% 10/15/34	130,000	149,348
5% 8/1/33	15,000	19,884
Trinity River Auth. Reg'l. Wastewtr. Sys. Rev. Series 2017, 5% 8/1/33	115,000	143,117
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	175,000	196,440
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	80,000	80,471
Series 2016 J:
5% 8/15/24	60,000	68,704
5% 8/15/26	55,000	67,327
Series 2017 B, 3.375% 8/15/44	40,000	44,352
Series 2019 A, 5% 8/15/31	85,000	110,697
Waller Independent School District Series 2020, 4% 2/15/50	100,000	118,298

TOTAL TEXAS		10,503,681

Utah - 0.4%
Univ. of Utah Gen. Revs.:
Series 2017 A, 5% 8/1/29	45,000	56,203
Series 2017 B1, 5% 8/1/26	200,000	244,429
Utah County Hosp. Rev. Series 2016 B, 5% 5/15/46	35,000	41,167
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	15,000	17,677
5% 6/15/29	15,000	17,593
Series 2016, 4% 12/15/29	25,000	28,244

TOTAL UTAH		405,313

Virginia - 1.6%
Arlington County Series 2019, 4% 6/15/35	5,000	6,086
Chesapeake Bay Bridge and Tunnel District Gen. Resolution Rev.:
Series 2016, 5% 7/1/51	65,000	77,268
Series 2019, 5% 11/1/23	55,000	60,847
Chesterfield County Econ. Dev. Auth. Rev. (County Projs.) Series 2020 F, 2% 4/1/41	100,000	99,005
Commonwealth Trans. Board Grant Anticipation Rev. Series 2017 A, 5% 9/15/23	15,000	16,578
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	15,000	15,904
Hampton Roads Trans. Accountability Commission Series 2020 A, 5.25% 7/1/60	25,000	32,455
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	170,000	203,404
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	90,000	97,237
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	70,000	91,348
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College and Equip. Progs.):
Series 2014 A, 5% 2/1/25 (Pre-Refunded to 2/1/24 @ 100)	95,000	106,600
Series 2015 A:
5% 2/1/25	180,000	209,361
5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	65,000	75,720
Series 2016 A, 5% 2/1/23	40,000	43,067
Series 2017 E, 5% 2/1/24	5,000	5,607
Series 2019 C, 5% 2/1/30	15,000	19,381
Series 2017 A:
5% 2/1/23	45,000	48,450
5% 2/1/24	40,000	44,855
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/26	125,000	141,984
Series 2016, 3% 5/15/40	5,000	5,363
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	5,000	5,865
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,808
Series 2014, 4% 10/1/38	35,000	38,280
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	195,000	225,055

TOTAL VIRGINIA		1,705,528

Washington - 2.9%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	55,404
5% 11/1/33	155,000	188,652
5% 11/1/36	30,000	36,287
5% 11/1/41	85,000	102,077
Energy Northwest Elec. Rev.:
Series 2012 D, 4% 7/1/44	45,000	46,265
Series 2016 A:
5% 7/1/26	40,000	40,000
5% 7/1/28	35,000	42,437
Series 2017 A, 5% 7/1/26	50,000	52,354
Series 2018 C, 5% 7/1/33	30,000	38,135
Series 2020 A, 5% 7/1/28	70,000	89,843
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	55,000	65,783
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	15,000	16,646
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,643
King County School District 210 Series 2018, 5% 12/1/30	80,000	100,683
Port of Seattle Rev. Series 2018 B, 5% 5/1/24 (b)	75,000	84,493
Seattle Muni. Lt. & Pwr. Rev. Series 2020 A, 5% 7/1/26	75,000	91,473
Washington Biomedical Research Properties 3.2 Series 2015 A, 4% 1/1/48	120,000	130,533
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	10,000	11,225
Washington Gen. Oblig.:
Series 2012 D, 5% 7/1/22	150,000	157,310
Series 2013 A, 4% 8/1/35	65,000	67,492
Series 2014 A, 5% 8/1/26	40,000	43,908
Series 2014 B:
5% 8/1/29	5,000	5,486
5% 8/1/31	170,000	186,532
Series 2014 E, 5% 2/1/32	110,000	122,837
Series 2015 B, 5% 2/1/28	85,000	98,832
Series 2015 H:
5% 7/1/26	30,000	34,814
5% 7/1/29	40,000	46,268
Series 2016 A1, 5% 8/1/29	10,000	11,826
Series 2016 C, 5% 2/1/35	20,000	23,798
Series 2017 R-A, 5% 8/1/23	100,000	110,033
Series 2018 A, 5% 8/1/22	135,000	142,123
Series 2018 C, 5% 8/1/28	55,000	68,934
Series 2018 D, 5% 8/1/28	30,000	37,600
Series 2019 C, 5% 2/1/30	100,000	129,715
Series 2020 A, 5% 1/1/26	30,000	36,052
Series 2020 B, 5% 6/1/37	55,000	70,699
Series 2020 E, 5% 6/1/45	15,000	19,222
Series 2021 A, 5% 8/1/39	50,000	65,460
Series R, 5% 7/1/29	100,000	115,669
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	50,597
Series 2012 A, 5% 10/1/38	40,000	45,213
Series 2017 B, 3.5% 8/15/38	60,000	65,256
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	65,000	67,731
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	25,000	30,418
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,151

TOTAL WASHINGTON		3,112,909

West Virginia - 0.3%
West Virginia Comm of Hwys Spl. Oblig. Series 2017 A, 5% 9/1/29	65,000	81,092
West Virginia Gen. Oblig. Series 2018 B, 5% 12/1/41	80,000	100,283
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	30,000	32,128
West Virginia Univ. Revs. (West Virginia Univ. Proj.) Series A, 4% 10/1/47	70,000	81,995

TOTAL WEST VIRGINIA		295,498

Wisconsin - 0.8%
Ashwaubenon Cmnty. Dev. Auth. Lease Rev. (Brown County Expo Ctr. Proj.) Series 2019, 0% 6/1/49	160,000	61,551
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	45,000	47,874
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016:
5% 3/1/29	40,000	47,575
5% 3/1/46	50,000	58,821
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	49,319
Series 2016 2, 5% 11/1/29	70,000	84,678
Series 3, 5% 11/1/31	30,000	36,999
Series A:
4% 5/1/27	30,000	34,887
5% 5/1/34	60,000	69,893
Series D, 5% 5/1/23	45,000	48,995
Wisconsin Health & Edl. Facilities:
(Ascension Health Cr. Group Proj.) Series 2016 A, 5% 11/15/36	55,000	65,937
Series 2014 A, 5% 11/15/25	40,000	46,134
Series 2016 A:
3.5% 2/15/46	20,000	21,228
4% 11/15/39	40,000	45,756
Series 2017 A, 5% 4/1/28	35,000	43,145
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	27,643	29,018
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	10,000	11,769
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	25,000	29,873

TOTAL WISCONSIN		833,452

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	25,000	26,965
TOTAL MUNICIPAL BONDS
(Cost $103,629,787)		106,043,132
	Shares	Value

Money Market Funds - 0.4%
Fidelity Municipal Cash Central Fund 0.04% (d)(e)
(Cost $436,000)	435,913	436,000
TOTAL INVESTMENT IN SECURITIES - 99.7%
(Cost $104,065,787)		106,479,132
NET OTHER ASSETS (LIABILITIES) - 0.3%		306,930
NET ASSETS - 100%		$106,786,062

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$606
Total	$606

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$316,000	$16,397,000	$16,277,078	$78	$--	$436,000	0.0%
Total	$316,000	$16,397,000	$16,277,078	$78	$--	$436,000

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$106,043,132	$--	$106,043,132	$--
Money Market Funds	436,000	436,000	--	--
Total Investments in Securities:	$106,479,132	$436,000	$106,043,132	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	34.6%
Transportation	15.0%
Special Tax	12.1%
Health Care	9.2%
Water & Sewer	8.1%
Escrowed/Pre-Refunded	6.8%
Education	6.6%
Others* (Individually Less Than 5%)	7.6%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $103,629,787)	$106,043,132
Fidelity Central Funds (cost $436,000)	436,000
Total Investment in Securities (cost $104,065,787)		$106,479,132
Cash		755,760
Receivable for fund shares sold		389,180
Interest receivable		1,155,812
Distributions receivable from Fidelity Central Funds		24
Other receivables		274
Total assets		108,780,182
Liabilities
Payable for investments purchased	$1,373,780
Payable for fund shares redeemed	577,823
Distributions payable	36,437
Accrued management fee	6,080
Total liabilities		1,994,120
Net Assets		$106,786,062
Net Assets consist of:
Paid in capital		$104,410,348
Total accumulated earnings (loss)		2,375,714
Net Assets		$106,786,062
Net Asset Value, offering price and redemption price per share ($106,786,062 ÷ 5,236,740 shares)		$20.39

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Interest		$1,356,146
Income from Fidelity Central Funds		604
Total income		1,356,750
Expenses
Management fee	$59,469
Independent trustees' fees and expenses	227
Miscellaneous	115
Total expenses before reductions	59,811
Expense reductions	(580)
Total expenses after reductions		59,231
Net investment income (loss)		1,297,519
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	36,492
Fidelity Central Funds	78
Capital gain distributions from Fidelity Central Funds	2
Total net realized gain (loss)		36,572
Change in net unrealized appreciation (depreciation) on investment securities		1,546,235
Net gain (loss)		1,582,807
Net increase (decrease) in net assets resulting from operations		$2,880,326

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,297,519	$571,975
Net realized gain (loss)	36,572	(79,459)
Change in net unrealized appreciation (depreciation)	1,546,235	867,110
Net increase (decrease) in net assets resulting from operations	2,880,326	1,359,626
Distributions to shareholders	(1,293,307)	(570,759)
Share transactions
Proceeds from sales of shares	86,287,658	100,579,060
Reinvestment of distributions	925,606	423,246
Cost of shares redeemed	(42,074,191)	(41,731,203)
Net increase (decrease) in net assets resulting from share transactions	45,139,073	59,271,103
Total increase (decrease) in net assets	46,726,092	60,059,970
Net Assets
Beginning of period	60,059,970	–
End of period	$106,786,062	$60,059,970
Other Information
Shares
Sold	4,259,015	5,103,543
Issued in reinvestment of distributions	45,707	21,198
Redeemed	(2,075,542)	(2,117,181)
Net increase (decrease)	2,229,180	3,007,560

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity Municipal Bond Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$19.97	$20.00
Income from Investment Operations
Net investment income (loss)B	.309	.324
Net realized and unrealized gain (loss)	.421	(.035)C
Total from investment operations	.730	.289
Distributions from net investment income	(.310)	(.319)
Total distributions	(.310)	(.319)
Net asset value, end of period	$20.39	$19.97
Total ReturnD,E	3.68%	1.46%
Ratios to Average Net AssetsF,G
Expenses before reductions	.07%	.07%H
Expenses net of fee waivers, if any	.07%	.07%H
Expenses net of all reductions	.07%	.07%H
Net investment income (loss)	1.53%	1.67%H
Supplemental Data
Net assets, end of period (000 omitted)	$106,786	$60,060
Portfolio turnover rateI	8%	76%H

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D Total returns for periods of less than one year are not annualized.

 E Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 F Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 H Annualized

 I Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2021

1. Organization.

Fidelity Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. During the period, the Fund incurred a corporate tax liability on undistributed taxable income, which is included in Miscellaneous expense on the Statement of Operations. As of June 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards, and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,575,825
Gross unrealized depreciation	(159,083)
Net unrealized appreciation (depreciation)	$2,416,742
Tax Cost	$104,062,390

The tax-based components of distributable earnings as of period end were as follows:

Undistributed tax-exempt income	$216
Capital loss carryforward	$(41,244)
Net unrealized appreciation (depreciation) on securities and other investments	$2,416,742

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(41,244)
Total capital loss carryforward	$(41,244)

The tax character of distributions paid was as follows:

	June 30, 2021	June 30, 2020(a)
Tax-exempt Income	$1,293,307	$570,759
Total	$1,293,307	$570,759

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity Municipal Bond Index Fund	53,980,223	6,828,438

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is based on an annual rate of .07% of the Fund's average net assets. Under the management contract, the investment adviser pays all other operating expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. Effective during January 2021, commitment fees are borne by the investment adviser. During the period, there were no borrowings on this line of credit.

Amount
Fidelity Municipal Bond Index Fund	$69

7. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $580.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity Municipal Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of June 30, 2021, the related statement of operations for the year ended June 30, 2021 and the statement of changes in net assets and the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, the results of its operations for the year ended June 30, 2021, and the changes in its net assets and the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 177 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity Municipal Bond Index Fund	.07%
Actual		$1,000.00	$1,008.90	$.35
Hypothetical-C		$1,000.00	$1,024.45	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2021, 100% of the fund's income dividends was free from federal income tax, and 5.63% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBL-ANN-0821
1.9894016.101

Fidelity® SAI Municipal Bond Index Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

June 30, 2021

Contents

Note to Shareholders
Performance
Management's Discussion of Fund Performance
Investment Summary
Schedule of Investments
Financial Statements
Notes to Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions
Liquidity Risk Management Program

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2021 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Note to Shareholders:

Early in 2020, the outbreak and spread of a new coronavirus emerged as a public health emergency that had a major influence on financial markets, primarily based on its impact on the global economy and the outlook for corporate earnings. The virus causes a respiratory disease known as COVID-19. On March 11, 2020 the World Health Organization declared the COVID-19 outbreak a pandemic, citing sustained risk of further global spread.

In the weeks following, as the crisis worsened, we witnessed an escalating human tragedy with wide-scale social and economic consequences from coronavirus-containment measures. The outbreak of COVID-19 prompted a number of measures to limit the spread, including travel and border restrictions, quarantines, and restrictions on large gatherings. In turn, these resulted in lower consumer activity, diminished demand for a wide range of products and services, disruption in manufacturing and supply chains, and – given the wide variability in outcomes regarding the outbreak – significant market uncertainty and volatility. Amid the turmoil, global governments and central banks took unprecedented action to help support consumers, businesses, and the broader economies, and to limit disruption to financial systems.

The situation continues to unfold, and the extent and duration of its impact on financial markets and the economy remain highly uncertain. Extreme events such as the coronavirus crisis are “exogenous shocks” that can have significant adverse effects on mutual funds and their investments. Although multiple asset classes may be affected by market disruption, the duration and impact may not be the same for all types of assets.

Fidelity is committed to helping you stay informed amid news about COVID-19 and during increased market volatility, and we’re taking extra steps to be responsive to customer needs. We encourage you to visit our websites, where we offer ongoing updates, commentary, and analysis on the markets and our funds.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended June 30, 2021	Past 1 year	Life of fundA
Fidelity® SAI Municipal Bond Index Fund	3.50%	3.27%

 A From July 11, 2019

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Municipal Bond Index Fund on July 11, 2019, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg Municipal Bond Index performed over the same period.

Period Ending Values
$10,656	Fidelity® SAI Municipal Bond Index Fund
$10,843	Bloomberg Municipal Bond Index

Effective August 24, 2021, all Bloomberg Barclays Indices were re-branded as Bloomberg Indices.

Management's Discussion of Fund Performance

Market Recap:  Tax-exempt municipal bonds posted a gain for the 12 months ending June 30, 2021, driven by robust investor demand in an environment shaped by an improved fiscal outlook for many municipal issuers, increased muni-bond supply, the threat of rising interest rates and growing inflation fears. The Bloomberg Municipal Bond Index rose 4.17% for the period. Better-than-expected economic data pressured muni yields and credit spreads in the latter half of 2020. In December 2020 and January 2021, the muni market rallied amid economic optimism due to the rollout of effective COVID-19 vaccination programs. Munis were further bolstered by an easing of credit concerns that had been triggered by the economic shutdowns caused by COVID-19. Also, investor demand for tax-exempt munis increased due to the Biden administration’s plan to push for higher taxes to fund health care, education and infrastructure programs. Tax collections took less of a hit than originally feared and historic aid from the U.S. Congress for muni issuers helped fill budget gaps. In February, the municipal market suffered a modest decline, reflecting investor concerns that stimulus-induced inflation could diminish real bond returns over time. Munis then generated small monthly gains from March through the end of June, propelled by better-than-expected tax revenue from many state and local governments.

Comments from Co-Portfolio Managers Brandon Bettencourt, Richard Muclinger and Michael Maka:  For the fiscal year ending June 30, 2021, the fund gained 3.50%, lagging, net of fees, the 4.17% advance of the benchmark, the Bloomberg Municipal Bond Index. Our goal is to produce monthly returns, before expenses, that closely match the benchmark’s return. We use a method known as stratified sampling, which matches the index’s risk factors, but does not always hold all bonds in the exact proportions of the index. Differences in the way fund holdings and index components were priced detracted from performance versus the benchmark. Fund holdings are priced by a third-party pricing service and validated daily by Fidelity Management & Research’s (FMR) fair-value processes. Securities within the index, however, are priced by the index provider. Trading costs associated with the purchases of municipal securities also detracted from the fund’s relative performance.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Note to shareholders:  On March 1, 2021, Michael Maka assumed co-management responsibilities for the fund, succeeding Eric Golden. On October 1, 2020, Richard Munclinger assumed co-management responsibilities for the fund, succeeding Jay Small.

Investment Summary (Unaudited)

Top Five States as of June 30, 2021

% of fund's net assets
California	19.5
New York	16.3
Texas	9.4
Florida	4.7
New Jersey	4.3

Top Five Sectors as of June 30, 2021

% of fund's net assets
General Obligations	33.0
Transportation	16.6
Special Tax	11.6
Water & Sewer	10.2
Health Care	8.5

Quality Diversification (% of fund's net assets)

As of June 30, 2021
AAA	15.3%
AA,A	74.2%
BBB	8.8%
BB and Below	0.6%
Not Rated	0.5%
Short-Term Investments and Net Other Assets	0.6%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Schedule of Investments June 30, 2021

Showing Percentage of Net Assets

Municipal Bonds - 99.4%
	Principal Amount	Value
Alabama - 1.1%
Alabama Fed. Aid Hwy. Fin. Auth.:
Series 2015, 3.1% 9/1/29	$70,000	$75,645
Series 2017 A, 4% 6/1/37	25,000	29,395
Birmingham Jefferson Civic Ctr. Auth. Series 2018 B, 4% 7/1/48	70,000	79,009
Birmingham Wtrwks. Board:
Series 2013 B, 5% 1/1/38 (Pre-Refunded to 1/1/23 @ 100)	200,000	214,470
Series 2016, 3% 1/1/43	30,000	32,104
Black Belt Energy Gas District:
Bonds Series 2017 A, 4%, tender 7/1/22 (a)	30,000	30,983
Series A, 4% 6/1/22	10,000	10,343
Decatur Wtr. & Swr. Rev. Series 2021 A, 2.125% 2/15/51	90,000	86,870
Infirmary Health Systems Spl. Care Facilities Fing. Auth. Rev. Series 2016 A, 3% 2/1/30	60,000	63,912
Mobile County Board School Commissioners Series 2012, 3.625% 3/1/36	15,000	15,264
Selma Indl. Dev. Board Rev. (Int'l. Paper Co. Proj.) Series 2011 A, 5.375% 12/1/35	40,000	40,766
Tuscaloosa County Board of Ed. Series 2017, 5% 2/1/43	25,000	30,339
UAB Medicine Fin. Auth. Rev.:
Series 2016 B, 5% 9/1/34	50,000	60,513
Series 2017 B1, 3.25% 9/1/31	45,000	49,934
Univ. of Alabama Gen. Rev.:
Series 2012 A, 5% 7/1/24	100,000	104,451
Series 2017 B, 3% 7/1/35	30,000	32,416

TOTAL ALABAMA		956,414

Arizona - 1.4%
Arizona Health Facilities Auth. Rev. (Scottsdale Lincoln Hospitals Proj.) Series 2014 A, 5% 12/1/26	15,000	17,262
Arizona State Univ. Revs. Series 2019 B, 4% 7/1/49	70,000	82,195
Maricopa County Indl. Dev. Auth. Series 2021 A, 4% 9/1/51	125,000	147,622
Maricopa County Rev. Series 2016 A, 5% 1/1/38	40,000	48,024
Maricopa County Spl. Health Care District Gen. Oblig. Series 2018 C, 4% 7/1/38	45,000	52,328
Phoenix Civic Impt. Board Arpt. Rev.:
Series 2015 A, 5% 7/1/45	95,000	110,562
Series 2017 D, 5% 7/1/25	20,000	23,605
Phoenix Civic Impt. Corp. District Rev. Series 2005 B, 5.5% 7/1/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	37,021
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 2015 A, 5% 7/1/31	25,000	29,354
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev.:
(Arizona Salt River Proj.) Series A, 5% 1/1/38	65,000	78,732
Series 2011 A, 5% 12/1/25	60,000	61,204
Series 2012 A, 5% 12/1/29	100,000	104,353
Series A:
5% 1/1/31	185,000	232,439
5% 1/1/36	25,000	30,378
Salt Verde Finl. Corp. Sr. Gas Rev.:
Series 2007 1:
5% 12/1/32	20,000	26,512
5.25% 12/1/24	15,000	17,234
5.25% 12/1/26	15,000	18,274
Series 2007, 5.25% 12/1/23	15,000	16,635
Univ. of Arizona Univ. Revs. Series 2016 B, 5% 6/1/42	95,000	112,797

TOTAL ARIZONA		1,246,531

Arkansas - 0.2%
Fort Smith Wtr. & Swr. Rev. Series 2018, 5% 10/1/34	145,000	182,754
Pulaski County Pub. Facilities Board Series 2014, 5% 12/1/39 (Pre-Refunded to 12/1/24 @ 100)	35,000	40,466

TOTAL ARKANSAS		223,220

California - 19.5%
Alameda Corridor Trans. Auth. Rev.:
Series 2013 A, 5% 10/1/21	5,000	5,057
Series 2016 B:
3% 10/1/34 (FSA Insured)	10,000	10,716
5% 10/1/36	20,000	23,606
Anaheim Elementary School District Series 2016, 3% 8/1/46	125,000	130,714
Anaheim Pub. Fing. Auth. Lease Rev. Series 1997 C, 0% 9/1/35 (Escrowed to Maturity)	45,000	36,059
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev.:
Bonds:
Series 2017 G, 2%, tender 4/1/24 (a)	50,000	51,761
Series 2018 A, 2.625%, tender 4/1/26 (a)	70,000	75,831
Series 2012 F1, 5% 4/1/24 (Pre-Refunded to 4/1/22 @ 100)	25,000	25,915
Series 2017 S7, 4% 4/1/47	45,000	51,684
Series F1:
5% 4/1/23 (Pre-Refunded to 4/1/22 @ 100)	45,000	46,647
5% 4/1/25 (Pre-Refunded to 4/1/22 @ 100)	105,000	108,842
5% 4/1/54 (Pre-Refunded to 4/1/24 @ 100)	10,000	11,314
Series S7, 5% 4/1/24	5,000	5,638
Berkeley Unified School District Gen. Oblig. Series E, 3.5% 8/1/45	100,000	110,298
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed Series 2020 A, 4% 6/1/34	75,000	92,735
California Dept. of Wtr. Resources:
Series AV, 4% 12/1/31	10,000	11,519
Series BA, 5% 12/1/32	5,000	6,555
California Edl. Facilities Auth. Rev.:
Series 2001 A:
0% 10/1/30	15,000	12,874
0% 10/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	19,351
Series T1, 5% 3/15/39	20,000	29,713
Series U6, 5% 5/1/45	115,000	179,090
California Gen. Oblig.:
Series 2013:
4% 4/1/43	40,000	42,216
5% 9/1/27	70,000	77,194
5% 11/1/30	15,000	16,661
Series 2014:
4% 11/1/44	10,000	11,037
4.125% 5/1/44	100,000	109,178
5% 11/1/22	225,000	239,554
5% 11/1/24	100,000	115,502
5% 12/1/24	15,000	16,717
5% 10/1/28	10,000	11,477
5% 8/1/35	20,000	22,710
Series 2015:
5% 8/1/23	25,000	27,508
5% 8/1/26	30,000	34,859
5% 8/1/26	20,000	23,689
5% 9/1/26	40,000	47,509
5% 9/1/28	50,000	59,341
5% 8/1/29	20,000	23,662
5% 8/1/30	50,000	58,001
5% 8/1/45	30,000	34,950
Series 2016:
3% 9/1/33	30,000	32,544
4% 9/1/28	65,000	76,177
5% 9/1/22	115,000	121,517
5% 9/1/23	50,000	55,208
5% 9/1/24	55,000	63,139
5% 9/1/25	25,000	29,727
5% 9/1/26	15,000	18,403
5% 8/1/27	30,000	36,715
5% 9/1/30	20,000	24,469
5% 9/1/45	10,000	12,104
Series 2017:
3.5% 8/1/27	75,000	87,505
4% 8/1/27	55,000	64,419
4% 11/1/36	165,000	195,383
4% 8/1/37	25,000	29,370
5% 11/1/22	95,000	101,145
5% 8/1/23	40,000	44,013
5% 11/1/24	95,000	109,727
5% 8/1/27	30,000	37,677
5% 11/1/27	25,000	31,602
Series 2019:
3% 10/1/34	165,000	186,412
3% 10/1/36	50,000	55,749
4% 4/1/25	5,000	5,676
5% 4/1/25	10,000	11,723
5% 4/1/27	5,000	6,223
5% 11/1/28	50,000	64,710
5% 4/1/35	85,000	95,291
5% 4/1/37	75,000	83,993
5% 4/1/45	130,000	165,707
Series 2020:
3% 11/1/35	150,000	171,082
4% 3/1/28	60,000	72,550
California Health Facilities Fing. Auth. Rev.:
(Stanford Health and Clinics Proj.) Series 2012 A, 5% 8/15/51 (Pre-Refunded to 8/15/22 @ 100)	80,000	84,319
Series 2013 A:
4% 3/1/43	40,000	41,873
5% 3/1/22	405,000	417,948
Series 2013 A3, 5% 7/1/23	40,000	43,868
Series 2016 B:
5% 11/15/46	15,000	18,057
5% 11/15/46 (Pre-Refunded to 11/15/26 @ 100)	10,000	12,321
Series 2017 A, 5% 11/1/27	30,000	38,093
Series 2018 A:
4% 11/15/42	20,000	23,164
5% 11/15/26	25,000	30,844
5% 11/15/33	35,000	43,827
Series A, 5% 8/15/47	15,000	17,647
California Infrastructure and Econ. Dev. Bank Rev. Series 2016:
5% 10/1/26	25,000	30,309
5% 10/1/29	25,000	30,113
California Muni. Fin. Auth. Rev. Series 2018 A, 3.25% 12/31/32 (FSA Insured) (b)	30,000	32,826
California Muni. Fin. Auth. Student Hsg. (CHF-Davis I, LLC - West Village Student Hsg. Proj.) Series 2018, 4% 5/15/48	115,000	131,716
California State Univ. Rev.:
Series 2013 A, 5% 11/1/26	40,000	44,470
Series 2014 A, 5% 11/1/29	40,000	46,129
Series 2015 A:
5% 11/1/26	15,000	17,928
5% 11/1/27	80,000	95,428
Series 2016 A:
3.2% 11/1/37	15,000	16,070
4% 11/1/38	50,000	56,837
5% 11/1/45	25,000	29,912
Series 2017 A, 5% 11/1/21	100,000	101,616
California Statewide Cmntys. Dev. Auth. Hosp. Rev. Series 2018:
4.375% 1/1/48	10,000	11,369
5% 1/1/32	30,000	36,745
California Statewide Cmntys. Dev. Auth. Rev.:
Bonds Series 2004 J, 5%, tender 11/1/29 (a)	70,000	92,298
Series 2015:
3% 8/15/29	50,000	54,570
5% 11/1/43 (Pre-Refunded to 11/1/24 @ 100)	55,000	63,580
Chaffey Unified High School District Series 2019 D, 4% 8/1/49	30,000	34,705
Chino Valley Unified School District Series 2017 A, 5.25% 8/1/47	25,000	31,474
Coast Cmnty. College District Series 2013 A, 5% 8/1/38 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,525
Compton Unified School District Series 2019 B, 3% 6/1/49	75,000	78,079
Contra Costa Cmnty. College District Series 2014 A, 4% 8/1/39	5,000	5,494
East Bay Muni. Util. District Wastewtr. Sys. Rev.:
Series 2015 A, 5% 6/1/37	65,000	76,003
Series 2017 B, 5% 6/1/32	45,000	56,053
El Camino Cmnty. College District Series 2012 C:
0% 8/1/34	60,000	47,279
0% 8/1/38	85,000	57,761
Elk Grove Unified School Distr. Ctfs. of Prtn. (Cap. Facilities Proj.) Series 2016, 3% 2/1/35	65,000	68,622
Foothill-De Anza Cmnty. College District Series 2003 B:
0% 8/1/25	75,000	73,204
0% 8/1/33	85,000	70,168
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Bonds Series 2013 B, 3.95%, tender 1/15/53 (a)	85,000	95,838
Series 1995 A, 0% 1/1/29 (Escrowed to Maturity)	30,000	27,755
Series 2013 A:
0% 1/15/24 (FSA Insured)	10,000	9,774
5% 1/15/42 (FSA Insured)	105,000	115,950
6% 1/15/49 (Pre-Refunded to 1/15/24 @ 100)	20,000	22,916
6% 1/15/53 (Pre-Refunded to 1/15/24 @ 100)	90,000	103,124
Fremont Union High School District, Santa Clara Series 2019 A, 4% 8/1/46	30,000	34,839
Fresno Unified School District Series B, 3% 8/1/43	110,000	115,669
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2013 A, 5% 6/1/30	40,000	43,588
Series 2015 A:
5% 6/1/32	30,000	35,422
5% 6/1/35 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,806
5% 6/1/40	5,000	5,873
5% 6/1/40 (Pre-Refunded to 6/1/25 @ 100)	10,000	11,763
5% 6/1/45	35,000	41,087
Series 2018 A, 5% 6/1/22	20,000	20,880
Grossmont Union High School District:
Series 2008, 0% 8/1/30	40,000	34,798
Series 2016 B, 3% 8/1/45	30,000	31,403
Imperial Irrigation District Elec. Rev. Series 2015 C, 5% 11/1/38	85,000	100,727
Kaweah Delta Health Care District Series 2015 B, 4% 6/1/45	55,000	59,887
Livermore Valley Joint Unified School District Series 2016, 3% 8/1/46	50,000	52,285
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series 2007 A:
5% 11/15/35	25,000	34,973
5.5% 11/15/37	30,000	45,039
Long Beach Cmnty. College Series 2012 B, 5% 8/1/39 (Pre-Refunded to 8/1/22 @ 100)	75,000	78,951
Long Beach Unified School District:
Series 2012, 5% 8/1/29	105,000	110,446
Series 2016, 3% 8/1/32	80,000	86,899
Series B, 0% 8/1/35	90,000	68,961
Los Angeles Cmnty. College District:
Series 2017 J, 5% 8/1/28	20,000	25,175
Series A, 5% 8/1/30 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,920
Series C, 5% 8/1/22	10,000	10,527
Series F, 5% 8/1/24 (Pre-Refunded to 8/1/23 @ 100)	35,000	38,525
Series G, 5% 8/1/27 (Pre-Refunded to 8/1/24 @ 100)	20,000	22,920
Series K, 4% 8/1/35	20,000	23,288
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
Series 2019 A, 5% 7/1/44	45,000	56,454
Series 2020 A, 4% 6/1/36	250,000	307,545
Los Angeles Dept. Arpt. Rev.:
Series 2016 A:
5% 5/15/27 (b)	115,000	138,141
5% 5/15/28 (b)	50,000	59,988
Series B, 5% 5/15/34 (b)	95,000	119,422
Series C, 5% 5/15/33 (b)	155,000	192,350
Series D, 5% 5/15/26 (b)	5,000	6,029
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2013 A:
5% 7/1/23	40,000	42,901
5% 7/1/24	50,000	53,603
Series 2014 C, 5% 7/1/29	65,000	74,050
Series 2014 D, 5% 7/1/44	45,000	50,818
Series 2017 A, 5% 7/1/28	20,000	24,663
Series A, 5% 7/1/31	35,000	44,078
Series B:
5% 7/1/30	25,000	32,362
5% 7/1/30	50,000	54,667
Series C, 5% 7/1/37	25,000	32,429
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2012 C:
5% 7/1/24	130,000	136,322
5% 7/1/25	30,000	31,456
Series 2014 A, 5% 7/1/44	25,000	28,264
Series A:
5% 7/1/33	55,000	67,397
5% 7/1/33	5,000	6,284
Series B:
5% 7/1/25	20,000	21,921
5% 7/1/37	100,000	126,680
Series C, 5% 7/1/23	10,000	10,487
Los Angeles Muni. Impt. Corp. Lease Rev. Series 2016 B, 4% 11/1/37	40,000	45,884
Los Angeles Solid Waste Resources Rev. Series 2018 A, 4% 2/1/32	35,000	41,464
Los Angeles Unified School District:
Series 2014 C, 5% 7/1/24	10,000	11,409
Series 2016 A, 5% 7/1/40	30,000	34,850
Series 2018 B1, 5% 7/1/23	155,000	169,924
Series 2019 A, 5% 7/1/28	20,000	25,748
Series 2020, 5% 7/1/25	90,000	106,457
Series A:
5% 7/1/22	70,000	73,397
5% 7/1/22	20,000	20,970
5% 7/1/29	45,000	59,293
5% 7/1/30	25,000	32,812
Series B, 5% 7/1/25	15,000	17,743
Los Angeles Unified School District Ctfs. of Prtn. Series 2012 A, 5% 10/1/22	50,000	52,943
Los Angeles Wastewtr. Sys. Rev. Series 2013 A, 5% 6/1/24	5,000	5,457
Marin Healthcare District Series 2017 A, 3% 8/1/37	5,000	5,417
Metropolitan Wtr. District of Southern California Wtr. Rev.:
Series 2017 A, 2.5% 7/1/25	50,000	54,065
Series A, 5% 7/1/39	135,000	172,818
Monterey Peninsula Cmnty. College District Series 2016:
0% 8/1/25	225,000	218,452
0% 8/1/30	150,000	123,232
MSR Energy Auth. Gas Rev. Series 2009 B, 6.5% 11/1/39	25,000	41,208
Mt. San Jacinto Cmnty. College District Series B, 4% 8/1/43	100,000	116,514
Newport Mesa Unified School District:
Series 2011, 0% 8/1/36	70,000	53,973
Series 2017, 0% 8/1/39	5,000	2,870
North Orange County Cmnty. College District Rev. Series 2016 A, 3% 8/1/40	25,000	26,526
Oakland Unified School District Alameda County Series 2019 A, 3% 8/1/40 (FSA Insured)	35,000	37,389
Palo Alto Unified School District Gen. Oblig. Series 2008 2:
0% 8/1/30	50,000	45,054
0% 8/1/32	100,000	86,406
0% 8/1/33	15,000	12,683
Palomar Pomerado Health Series 2009 A, 0% 8/1/28 (Assured Guaranty Corp. Insured)	255,000	231,301
Pasadena Elec. Rev. Series 2013 A, 4.5% 6/1/40	15,000	16,046
Perris Union High School District Series A, 3% 9/1/44 (FSA Insured)	25,000	26,550
Placentia-Yorba Linda Unified School District (Rfdg. Proj.) Series A, 4% 10/1/30 (FSA Insured)	200,000	226,314
Port of Oakland Rev. Series 2017 E, 5% 11/1/26	30,000	36,478
Pub. Utils. Commission San Francisco City & County Wastewtr. Rev. Series A, 4% 10/1/40	60,000	67,442
Riverside Elec. Rev. Series 2019 A, 5% 10/1/26	50,000	61,207
Sacramento County Wtr. Fing. Auth. Rev. (Sacramento County Wtr. Agcy. Zones 40 And 41 2019 Rfdg. Proj.) Series 2019, 5% 6/1/25	125,000	147,544
San Bernardino Cmnty. College District Series B:
0% 8/1/38	200,000	129,556
0% 8/1/48	45,000	21,844
San Diego Cmnty. College District:
Series 2009 B, 6% 8/1/33	25,000	32,694
Series 2013, 0% 8/1/41 (Pre-Refunded to 8/1/23 @ 57.571) (c)	20,000	11,454
Series 2016, 5% 8/1/41	5,000	5,991
San Diego County Reg'l. Arpt. Auth. Arpt. Rev.:
Series 2013 B, 5% 7/1/43 (b)	75,000	81,293
Series 2019 A, 5% 7/1/34	75,000	95,501
San Diego Pub. Facilities Fing. Auth. Wtr. Rev. Series 2018 A:
5% 8/1/33	115,000	146,695
5.25% 8/1/47	10,000	12,649
San Diego Redev. Agcy. Series 2016 A, 5% 9/1/23	165,000	181,920
San Diego Unified School District:
Series 1998 G1, 5.25% 7/1/27	10,000	12,759
Series A, 0% 7/1/31	55,000	47,211
Series B, 3.25% 7/1/48	80,000	87,055
Series C, 0% 7/1/43	40,000	24,558
Series F1, 5.25% 7/1/28	10,000	13,060
Series R1, 0% 7/1/30	35,000	30,801
Series R3, 5% 7/1/21	60,000	60,000
Series R4, 5% 7/1/28	145,000	171,135
San Francisco Bay Area Rapid Transit District Sales Tax Rev. Series 2019 A, 3% 7/1/44	50,000	52,996
San Francisco Bay Area Rapid Transit Fing. Auth.:
Series 2017 A1, 4% 8/1/42	40,000	46,458
Series 2019 B1, 4% 8/1/44	225,000	270,558
Series A1, 5% 8/1/47	45,000	55,121
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
Series 2012 B, 5% 5/1/26	35,000	36,385
Series 2016 A, 5% 5/1/26	20,000	24,290
Series 2017 A, 5% 5/1/47 (b)	20,000	24,181
Series 2017 D, 5% 5/1/24 (b)	35,000	39,515
Series 2018 G, 5% 5/1/27 (b)	65,000	80,288
Series 2019 A, 5% 5/1/49 (b)	25,000	30,871
Series 2019 D:
5% 5/1/26	65,000	78,941
5% 5/1/39	20,000	25,411
Series 2019 E, 5% 5/1/34 (b)	125,000	158,240
Series 2020 A, 4% 5/1/39 (b)	35,000	41,456
San Francisco City & County Ctfs. of Prtn. (49 South Van Ness Proj.) Series 2019 A, 4% 4/1/41	35,000	40,677
San Francisco County Trans. Auth. Series 2017, 3% 2/1/33	155,000	168,934
San Francisco Muni. Trans. Agcy. Series 2017, 4% 3/1/42	45,000	51,203
San Francisco Pub. Utils. Commission Wtr. Rev.:
Series 2015 A, 5% 11/1/29	20,000	23,339
Series 2020 A, 5% 11/1/50	30,000	38,965
Series D, 5% 11/1/28	35,000	44,250
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1993:
0% 1/1/22 (Escrowed to Maturity)	100,000	99,916
0% 1/1/25 (Escrowed to Maturity)	50,000	49,306
0% 1/1/26 (Escrowed to Maturity)	25,000	24,270
0% 1/1/27 (Escrowed to Maturity)	30,000	28,508
0% 1/1/28 (Escrowed to Maturity)	30,000	28,081
Series 1997 A:
0% 1/15/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	19,326
0% 1/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,000	4,028
Series A, 0% 1/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	90,000	74,607
San Jose Int. Arpt. Rev. Series 2017 B, 5% 3/1/42	25,000	30,315
San Mateo County Trans. District Sales Tax Rev. Series A, 3.25% 6/1/33	60,000	65,127
San Mateo Foster City (Clean Wtr. Prog.) Series 2019, 5% 8/1/49	45,000	57,675
San Mateo Unified School District Series 2011 A:
0% 9/1/33 (c)	50,000	51,665
0% 9/1/41 (c)	10,000	11,893
Santa Clara County Fing. Auth. Lease Rev.:
Series 2018 A, 3.5% 4/1/39	40,000	44,255
Series 2019 A, 3% 5/1/42	100,000	107,172
Santa Clara Unified School District Series 2019, 4% 7/1/48	35,000	40,219
Sequoia Union High School District Series 2016, 3% 7/1/31	55,000	60,002
Silicon Valley Clean Wtr. Series 2019 A, 3% 3/1/24	50,000	52,882
Solano Cmnty. College District Series A, 0% 8/1/41 (c)	10,000	11,342
Sonoma County Jr. College District Rev. Series B, 3% 8/1/41	145,000	157,217
Southern California Pub. Pwr. Auth. Rev. Series A, 5.25% 11/1/26	30,000	36,728
Tulare Swr. Rev. Series 2015, 5% 11/15/45 (FSA Insured)	175,000	205,523
Turlock Irrigation District Rev. Series 2016, 5% 1/1/41	125,000	152,416
Twin Rivers Unified School District Series 2016, 0% 8/1/41 (FSA Insured)	90,000	43,452
Univ. of California Revs.:
Series 2013 AI, 5% 5/15/32	85,000	92,302
Series 2014, 5% 5/15/25	75,000	85,167
Series 2016, 5% 5/15/35	15,000	18,062
Series 2017 AV, 5% 5/15/47	60,000	73,923
Series 2017 M, 5% 5/15/32	125,000	155,326
Series AF, 5% 5/15/24	50,000	54,433
Series AM, 5.25% 5/15/37	15,000	17,029
Series AO, 5% 5/15/32	50,000	58,673
Series AY, 5% 5/15/28	30,000	37,547
Series I:
5% 5/15/23	25,000	27,251
5% 5/15/28	135,000	158,873
Series M, 5% 5/15/36	20,000	24,740
Series O, 4% 5/15/29	60,000	72,390
Upper Santa Clara Valley Joint Powers Auth. Series 2020 A, 4% 8/1/50	125,000	139,862
Ventura County Pub. Fing. Auth. Series 2013 A, 5% 11/1/38 (Pre-Refunded to 11/1/22 @ 100)	80,000	85,189
West Contra Costa Unified School District Series C1, 0% 8/1/27 (Assured Guaranty Corp. Insured)	70,000	65,109
Westminster Redev. Agcy. Series 2016, 3% 11/1/41	25,000	26,152
William S. Hart Union High School District Series 2005 B, 0% 9/1/28 (FSA Insured)	140,000	128,391
Yosemite Cmnty. College District Series 2010 D, 0% 8/1/31	100,000	84,174
Yuba Cmnty. College District Series 2016 A, 3% 8/1/37	30,000	32,258

TOTAL CALIFORNIA		17,570,078

Colorado - 0.9%
Colorado Health Facilities Auth.:
Series 2018 A, 4% 11/15/48	5,000	5,736
Series 2019 A, 5% 11/1/29	65,000	85,281
Series 2019 A1, 4% 8/1/44	10,000	11,400
Colorado Reg'l. Trans. District Ctfs. of Prtn. Series 2013 A, 5% 6/1/25	30,000	32,571
Colorado Springs Utils. Rev. Series 2018 A2, 5% 11/15/48	25,000	31,046
Colorado Univ. Co. Hosp. Auth. Rev. Series 2012 A, 5% 11/15/36	75,000	79,532
Denver City & County Arpt. Rev.:
Series 2012 B, 5% 11/15/28 (Pre-Refunded to 11/15/22 @ 100)	55,000	58,616
Series 2013 B, 5% 11/15/24	150,000	166,685
Series 2017 A:
5% 11/15/26 (b)	55,000	67,043
5% 11/15/28 (b)	30,000	37,227
Series 2018 B, 3.5% 12/1/35	10,000	11,285
Series 2019 C, 5% 11/15/31	20,000	26,151
Denver Convention Ctr. Hotel Auth. Series 2016, 5% 12/1/23	5,000	5,534
E-470 Pub. Hwy. Auth. Rev. Series 2000 B:
0% 9/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	12,862
0% 9/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	25,032
0% 9/1/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	40,680
Univ. of Colorado Enterprise Sys. Rev.:
Series 2014 A, 5% 6/1/28 (Pre-Refunded to 6/1/24 @ 100)	120,000	136,275
Series 2016 B1, 2.75% 6/1/30	15,000	16,116

TOTAL COLORADO		849,072

Connecticut - 1.2%
Connecticut Gen. Oblig.:
Series 2014 C, 5% 6/15/24	60,000	68,258
Series 2015 B, 3.375% 6/15/29	25,000	27,414
Series 2016 A, 5% 3/15/26	15,000	18,113
Series 2017 A, 5% 4/15/27	85,000	105,794
Series 2019 A, 5% 4/15/27	15,000	18,670
Series 2020 C, 4% 6/1/31	25,000	30,904
Series A:
5% 3/15/24	50,000	56,337
5% 3/15/28	15,000	17,462
Series C, 4% 6/15/24	25,000	27,707
Series D:
4% 8/15/31	45,000	51,556
5% 4/15/26	25,000	30,267
Series E:
3.375% 10/15/36	20,000	21,929
5% 9/15/25	25,000	29,720
5% 10/15/25	20,000	23,841
Connecticut Health & Edl. Facilities Auth. Rev.:
Series 2012 J, 5% 7/1/42	10,000	10,348
Series 2019 A, 4% 7/1/34	45,000	52,752
Series R, 3.375% 7/1/37	10,000	10,917
Connecticut Hsg. Fin. Auth.:
Series 2017 D1, 3.2% 11/15/32	20,000	21,475
Series B1, 3.45% 11/15/41	20,000	20,992
Connecticut Spl. Tax Oblig. Trans. Infrastructure Rev.:
Series 2014 B, 5% 9/1/23	55,000	60,665
Series 2016 A, 5% 9/1/31	25,000	30,162
Series 2018 A, 5% 1/1/27	20,000	24,706
Series 2021 A, 4% 5/1/37	30,000	36,503
Series A, 4% 9/1/35	55,000	62,709
Series B:
5% 10/1/33	15,000	18,933
5% 10/1/36	80,000	100,586
Hartford County Metropolitan District Series A, 4% 4/1/39 (Pre-Refunded to 4/1/22 @ 100)	30,000	30,869
Univ. of Connecticut Gen. Oblig. Series 2018 A, 5% 4/15/29	25,000	31,537

TOTAL CONNECTICUT		1,041,126

Delaware - 0.1%
Delaware Gen. Oblig. Series 2017, 3.25% 3/1/37	6,000	6,617
Delaware Health Facilities Auth. Rev. Series 2020 A, 5% 10/1/32	65,000	84,696

TOTAL DELAWARE		91,313

District of Columbia - 1.7%
District of Columbia Gen. Oblig.:
Series 2015 A, 5% 6/1/30	125,000	146,478
Series 2016 A, 5% 6/1/32	40,000	48,186
Series 2017 A, 5% 6/1/29	10,000	12,428
Series 2019 A, 5% 10/15/44	55,000	69,710
District of Columbia Income Tax Rev.:
Series 2019 C, 5% 10/1/33	295,000	384,924
Series 2020 B, 5% 10/1/27	50,000	62,999
District of Columbia Univ. Rev. Series 2017, 5% 4/1/31	25,000	30,246
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev.:
Series 2012 C, 5% 10/1/27	35,000	37,087
Series 2014 C:
5% 10/1/27	30,000	34,388
5% 10/1/28	25,000	28,630
Series 2019 A, 5% 10/1/44	30,000	38,500
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev.:
(Dulles Metrorail and Cap. Impt. Proj.) Series 2019 B:
3% 10/1/50 (FSA Insured)	30,000	31,713
4% 10/1/53	5,000	5,705
Series 2009 B:
0% 10/1/25 (Assured Guaranty Corp. Insured)	50,000	48,366
0% 10/1/31 (Assured Guaranty Corp. Insured)	15,000	12,621
0% 10/1/34 (Assured Guaranty Corp. Insured)	35,000	27,269
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,000	3,691
Series 2010 A, 0% 10/1/37	50,000	29,769
Metropolitan Washington DC Arpts. Auth. Sys. Rev.:
Series 2012 A, 5% 10/1/28 (b)	50,000	52,930
Series 2014 A:
5% 10/1/28 (b)	20,000	22,723
5% 10/1/29 (b)	50,000	56,671
5% 10/1/44 (b)	75,000	84,593
Series 2018 A, 5% 10/1/27 (b)	40,000	49,846
Washington D.C. Metropolitan Transit Auth. Rev.:
Series 2017 A1, 5% 7/1/29	40,000	49,690
Series 2017 B:
5% 7/1/26	50,000	60,789
5% 7/1/42	50,000	60,783
Series 2018, 5% 7/1/30	35,000	43,278

TOTAL DISTRICT OF COLUMBIA		1,534,013

Florida - 4.7%
Alachua County Health Facilities Auth. Health Facilities Rev. Series 2019 A, 3% 12/1/46	15,000	16,099
Brevard County Health Facilities Auth. Health Care Facilities Rev. (Health First, Inc. Proj.) Series 2014, 4% 4/1/36	65,000	69,299
Broward County Arpt. Sys. Rev. Series 2015 A, 5% 10/1/33 (b)	35,000	40,721
Broward County School Board Ctfs. of Prtn. Series 2019 A, 5% 7/1/28	150,000	190,535
Central Florida Expressway Auth. Sr. Lien Rev. Series 2016 B, 4% 7/1/40	5,000	5,638
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2015 E, 5% 6/1/24	80,000	90,977
Series 2018 A, 4% 6/1/37	55,000	65,159
Series 2019 D, 4% 6/1/30	65,000	80,153
Series C:
4% 6/1/28	20,000	21,402
5% 6/1/25	170,000	200,441
Series D, 4% 6/1/32	50,000	57,651
Florida Dept. of Envir. Protection Rev. Series 2016 A, 2% 7/1/28	50,000	52,826
Florida Dept. of Trans. Tpk. Rev. Series 2019 B, 3% 7/1/43	30,000	32,952
Florida Higher Edl. Facilities Fing. Auth. (Nova Southeastern Univ. Proj.) Series 2016, 5% 4/1/35	60,000	69,490
Greater Orlando Aviation Auth. Arpt. Facilities Rev.:
Series 2017 A, 5% 10/1/30 (b)	30,000	37,024
Series 2019 A, 5% 10/1/27 (b)	210,000	262,413
Halifax Hosp. Med. Ctr. Rev. Series 2015, 4% 6/1/38	25,000	27,380
Hillsborough County Cap. Impt. Series 2019, 3.25% 8/1/49	40,000	44,520
Hillsborough County Indl. Dev. (Tampa Gen. Hosp. Proj.) Series 2012 A:
3.5% 10/1/28	45,000	47,296
5% 10/1/28	35,000	38,216
Jacksonville Spl. Rev.:
Series 2013 A, 5% 10/1/40	20,000	21,941
Series 2014, 5% 10/1/28	115,000	131,658
Series 2019 A:
5% 10/1/27	20,000	25,075
5% 10/1/29	25,000	32,769
5% 10/1/32	10,000	13,104
JEA Wtr. & Swr. Sys. Rev.:
Series 2014 A, 4% 10/1/40	100,000	108,026
Series 2017 A, 4% 10/1/34	135,000	156,423
Lakeland Hosp. Sys. Rev. Series 2016, 3% 11/15/32	30,000	32,241
Miami Beach Series 2019, 3.25% 5/1/49	25,000	27,001
Miami Beach Health Facilities Auth. Hosp. Rev. Series 2014 A, 5% 11/15/39	15,000	16,688
Miami-Dade County Aviation Rev.:
Series 2012 A, 5% 10/1/30 (Pre-Refunded to 10/1/22 @ 100) (b)	100,000	105,924
Series 2012 B:
5% 10/1/25 (Pre-Refunded to 10/1/22 @ 100)	90,000	95,448
5% 10/1/27 (Pre-Refunded to 10/1/22 @ 100)	30,000	31,816
Series 2016 A, 5% 10/1/41	20,000	24,078
Series 2020 A, 4% 10/1/39	70,000	83,606
Miami-Dade County Cap. Asset Acquisition:
Series 2009:
0% 10/1/41	20,000	11,117
0% 10/1/46	50,000	23,009
0% 10/1/47	90,000	39,949
Series 2012 B, 5% 10/1/32 (Pre-Refunded to 10/1/22 @ 100)	50,000	53,027
Series 2016:
0% 10/1/31	35,000	27,415
0% 10/1/32	25,000	18,774
Miami-Dade County Edl. Facilities Rev.:
Series 2015 A, 4% 4/1/45	10,000	10,932
Series 2018 A, 4% 4/1/53	25,000	28,011
Miami-Dade County Expressway Auth. Series 2014 B, 5% 7/1/22	70,000	73,267
Miami-Dade County Gen. Oblig.:
(Bldg. Better Cmntys. Prog.):
Series 2013 A, 5% 7/1/26	5,000	5,916
Series 2015 B, 5% 7/1/27	40,000	45,557
Series 2015 D, 3% 7/1/39	5,000	5,416
Miami-Dade County Health Facilities Auth. Hosp. Rev. (Nicklaus Children's Hosp. Proj.) Series 2017, 5% 8/1/47	65,000	78,305
Miami-Dade County Sports Facilities Series C, 0% 10/1/48 (Assured Guaranty Corp. Insured)	60,000	28,673
Miami-Dade County Transit Sales Surtax Rev. Series 2019, 5% 7/1/31	25,000	32,615
Miami-Dade County Wtr. & Swr. Rev.:
Series 2017 A, 4% 10/1/39	250,000	293,035
Series 2017 B, 3.125% 10/1/39	20,000	21,909
Series 2019 B, 3% 10/1/49	40,000	43,298
North Broward Hosp. District Rev. Series 2017 B, 5% 1/1/32	50,000	60,343
Orange County Health Facilities Auth.:
Series 2016 A, 5% 10/1/44	35,000	41,885
Series 2016, 4% 10/1/45	35,000	38,863
Orange County Tourist Dev. Tax Rev.:
Series 2016 A, 4% 10/1/34	20,000	23,067
Series 2016 B, 4% 10/1/36	30,000	34,570
Series 2017, 5% 10/1/27	25,000	31,274
Orlando & Orange County Expressway Auth. Rev. Series 2013 A, 5% 7/1/35	75,000	81,924
Orlando Utils. Commission Util. Sys. Rev. Series 2018 A, 5% 10/1/34	125,000	155,437
Palm Beach County Health Facilities Series 2016, 5% 11/15/32	25,000	29,811
Palm Beach County Pub. Impt. Rev. (Professional Sports Franchise Facility Proj.) Series 2015 D, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	10,000	11,991
Polk County School District Sales Tax Rev. Series 2019, 5% 10/1/28	120,000	154,620
Port Saint Lucie Util. Rev. Series 2007, 5.25% 9/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	55,524
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 2018 A, 5% 3/15/42	60,000	72,521
Sarasota County Pub. Hosp. District Hosp. Rev. (Sarasota Memorial Hosp. Proj.) Series 2018, 4% 7/1/48	100,000	114,202
South Broward Hosp. District Rev. Series 2016 A, 3.5% 5/1/39	15,000	16,097
Tampa Tax Allocation (H. Lee Moffitt Cancer Ctr. Proj.):
Series 2012 A, 5% 9/1/26	80,000	83,945
Series 2020 A, 0% 9/1/53	195,000	58,962

TOTAL FLORIDA		4,261,251

Georgia - 2.1%
Atlanta Arpt. Rev.:
Series 2012 C, 5% 1/1/37 (b)	120,000	122,697
Series 2019 B, 4% 7/1/49 (b)	50,000	57,538
Atlanta Wtr. & Wastewtr. Rev.:
Series 2013 B, 5% 11/1/21	25,000	25,404
Series 2015:
5% 11/1/28	40,000	46,553
5% 11/1/32	30,000	34,999
5% 11/1/40	20,000	23,245
5% 11/1/43 (Pre-Refunded to 5/1/25 @ 100)	50,000	58,734
Augusta Dev. Auth. Rev. (AU Health Sys., Inc. Proj.) Series 2018, 4% 7/1/39	30,000	32,236
Brookhaven Dev. Auth. Rev. Series 2019 A:
3% 7/1/46	100,000	107,067
5% 7/1/26	10,000	12,180
DeKalb County Wtr. & Swr. Rev. Series 2011 A, 5.25% 10/1/41	85,000	86,045
Forsyth County Wtr. & Swr. Auth. Series 2015, 5% 4/1/41	50,000	58,147
Fulton County Dev. Auth. Rev. Series 2019, 5% 6/15/44	30,000	37,673
Fulton County Wtr. & Swr. Rev. Series 2020 A, 3% 1/1/45	5,000	5,435
Gainesville & Hall County Hosp. Auth. Rev.:
(Northeast Georgia Health Sys., Inc. Proj.):
Series 2017 A, 4% 2/15/42	20,000	22,575
Series 2020 A, 5% 2/15/31	40,000	52,213
(Northeast Georgia Healthcare Sys., Inc. Proj.) Series 2014 A, 4% 8/15/46	120,000	129,744
Georgia Gen. Oblig.:
Series 2015 A, 3% 2/1/30	55,000	59,058
Series 2016 F, 5% 1/1/26	90,000	108,334
Series 2017 A, 5% 2/1/27	10,000	12,438
Series 2017 C:
5% 7/1/27	5,000	6,292
5% 7/1/30	25,000	31,244
Series 2018 A:
3% 7/1/33	25,000	28,136
4% 7/1/34	85,000	101,822
5% 7/1/27	20,000	25,169
Georgia Hsg. & Fin. Auth.:
Series 2017 C, 3.65% 12/1/42	15,000	16,021
Series 2020 A, 3.15% 12/1/44	100,000	106,663
Georgia Hsg. & Fin. Auth. Rev.:
Series 2016 A, 3.35% 12/1/41	20,000	21,004
Series 2017 B, 3.2% 12/1/32	20,000	21,324
Georgia Muni. Elec. Auth. Pwr. Rev. Series 2018 HH, 4.125% 1/1/49 (FSA Insured)	110,000	127,043
Glynn-Brunswick Memorial Hosp. Auth. Rev. (Southeast Georgia Health Sys. Proj.) Series 2015, 5% 8/1/34	60,000	68,872
Griffin-Spalding County Hosp. (Wellstar Health Sys., Inc. Proj.) Series 2017 A, 3.75% 4/1/47	30,000	32,924
Hosp. Auth. of Savannah Auth. Rev. Series 2019 A, 3.125% 7/1/44	45,000	47,946
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev.:
Series 2007 A, 5.25% 7/1/27	35,000	44,372
Series 2014 A, 5% 7/1/24	25,000	27,360
Series 2018 A, 3% 7/1/23	25,000	26,339
Series 2019 A, 3.125% 7/1/46	5,000	5,415
Paulding County Wtr. & Sew Rev. Series 2016, 3% 12/1/48	15,000	16,118
Private Colleges & Univs. Auth. Rev. Series 2020 B, 5% 9/1/30	5,000	6,719

TOTAL GEORGIA		1,853,098

Hawaii - 0.5%
Hawaii Arpts. Sys. Rev. Series 2020 D, 4% 7/1/39	10,000	12,090
Hawaii Dept. of Budget & Fin. Spl. Purp. Rev. Series 2015 A, 4% 7/1/40	20,000	21,991
Hawaii Gen. Oblig.:
Series 2015 EY, 5% 10/1/26	110,000	131,062
Series 2016 FG, 5% 10/1/30	30,000	36,534
Series FH, 5% 10/1/29	25,000	30,531
Series FN 5% 10/1/22	90,000	95,473
Series FW, 3.5% 1/1/38	5,000	5,599
Honolulu City and County Wastewtr. Sys.:
Series 2012 A, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	100,000	104,841
Series 2016 B, 4% 7/1/33	15,000	17,211
Series 2018 A, 3.375% 7/1/42	5,000	5,495

TOTAL HAWAII		460,827

Idaho - 0.2%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2018 A:
5% 3/1/27	25,000	30,653
5% 3/1/28	10,000	12,548
Series 2015 ID, 5.5% 12/1/29	25,000	29,587
Idaho Hsg. & Fin. Assoc. Single Family Mtg. Series 2021 A, 4% 7/15/38	50,000	60,638

TOTAL IDAHO		133,426

Illinois - 4.3%
Chicago Gen. Oblig.:
Series 1999:
0% 1/1/31	20,000	15,864
0% 1/1/33	125,000	92,880
Series 2002 B, 5% 1/1/26	30,000	34,333
Series 2007 E, 5.5% 1/1/35	20,000	22,865
Series 2014 A:
5.25% 1/1/30	95,000	104,353
5.25% 1/1/31 (FSA Insured)	75,000	82,111
Series 2015 A:
5% 1/1/26	15,000	17,167
5.5% 1/1/33	15,000	17,225
Series 2019 A, 5% 1/1/40	25,000	30,826
Chicago Midway Arpt. Rev.:
Series 2014 A, 5% 1/1/26 (b)	60,000	66,521
Series 2014 B, 5% 1/1/27	45,000	50,069
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2012 A, 5% 1/1/24 (Pre-Refunded to 1/1/22 @ 100) (b)	50,000	51,164
Series 2013 B, 5% 1/1/26	65,000	69,592
Series 2013 D:
5% 1/1/44	60,000	63,986
5.25% 1/1/29	50,000	53,648
Series 2015 B, 5% 1/1/28	35,000	40,339
Series 2017 A, 5% 1/1/27	20,000	24,585
Series 2017 B, 5% 1/1/33	10,000	12,218
Series 2017 D, 5% 1/1/42 (b)	15,000	17,851
Series 2018 B:
5% 1/1/37	15,000	18,846
5% 1/1/38	30,000	37,621
5% 1/1/48	20,000	24,709
Series 2020 B, 5% 1/1/29	65,000	83,623
Chicago Transit Auth. Series 2011:
5.25% 12/1/24 (Pre-Refunded to 12/1/21 @ 100)	65,000	66,385
5.25% 12/1/29 (Pre-Refunded to 12/1/21 @ 100)	35,000	35,746
Chicago Transit Auth. Cap. Grant Receipts Rev. Series 2017:
5% 6/1/22	30,000	31,303
5% 6/1/25	20,000	23,420
Chicago Wtr. Rev. Series 2000, 5% 11/1/30	35,000	42,199
Cook County Cmnty. College District Series 2013, 5.25% 12/1/30	40,000	44,062
Illinois Fin. Auth. Rev.:
Series 2013, 4% 8/15/42	50,000	51,543
Series 2014 A, 5% 10/1/21	20,000	20,240
Series 2016:
3.25% 5/15/39	115,000	123,868
3.25% 11/15/45	20,000	21,471
4% 1/1/25	10,000	11,265
4% 7/1/30	60,000	68,592
4% 12/1/31	25,000	28,129
4% 12/1/35	50,000	55,921
Series 2018 A:
5% 10/1/41	10,000	12,388
5% 10/1/48	30,000	37,027
Series 2019:
5% 7/1/27	15,000	18,807
5% 1/1/31	115,000	150,122
Illinois Gen. Oblig.:
Series 2012 A:
4% 1/1/22	20,000	20,377
4% 1/1/29	55,000	55,930
4% 1/1/30	60,000	60,999
5% 1/1/34	15,000	15,348
Series 2013:
5% 7/1/22	65,000	68,075
5% 7/1/23	105,000	114,542
5.25% 7/1/31	20,000	21,631
Series 2014, 5% 4/1/27	5,000	5,574
Series 2016, 5% 1/1/27	185,000	217,353
Series 2017 A, 4.5% 12/1/41	15,000	17,341
Series 2017 B, 5% 12/1/24	40,000	45,865
Series 2017 C, 5% 11/1/29	65,000	79,326
Series 2017 D, 3.25% 11/1/26	10,000	11,165
Series 2018 A, 5% 10/1/24	30,000	34,207
Series 2018 B, 5% 10/1/24	30,000	34,207
Series 2019 A, 5% 11/1/25	50,000	58,890
Series 2019 B, 5% 9/1/25	15,000	17,579
Series 2020 D, 5% 10/1/25	5,000	5,874
Series November 2016, 4.125% 11/1/31	10,000	11,303
Illinois Sales Tax Rev.:
Series 2011:
3.75% 6/15/25	50,000	50,138
4.25% 6/15/30	5,000	5,022
Series 2013:
5% 6/15/22	35,000	36,456
5% 6/15/23	30,000	32,537
5% 6/15/24	35,000	37,999
5% 6/15/25	45,000	48,866
Series 2016 A, 3% 6/15/33	25,000	26,314
Series 2016 D:
3% 6/15/31	15,000	15,881
3% 6/15/32	100,000	105,696
Illinois Toll Hwy. Auth. Toll Hwy. Rev.:
Series 2014 B, 5% 1/1/37	40,000	44,284
Series 2015 A, 5% 1/1/40	25,000	28,988
Series 2016 A, 5% 12/1/31	10,000	11,894
Series 2019 B, 5% 1/1/28	80,000	101,036
Series B:
5% 1/1/27	35,000	43,066
5% 1/1/30	5,000	6,596
Series C, 5% 1/1/30	30,000	39,575
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 2002 A, 0% 6/15/36 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	20,901
Series A, 0% 12/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	40,000	25,764
Series 2002 A:
0% 12/15/26	150,000	138,320
0% 6/15/32 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	30,000	23,663
0% 12/15/33 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	50,000	37,758
0% 12/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	7,325
Series 2002:
0% 12/15/23	20,000	19,543
0% 12/15/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	20,000	16,027
Series 2012 B:
4.25% 6/15/42	20,000	20,691
5% 12/15/28	10,000	10,442
Series 2017 B, 0% 12/15/56 (FSA Insured)	50,000	19,889
Northern Illinois Muni. Pwr. Agcy. Rev. (Prarie State Proj.) Series 2016 A, 5% 12/1/28	25,000	30,675
Sales Tax Securitization Corp. Series 2017 A, 5% 1/1/28	50,000	62,680
Springfield Elec. Rev. Series 2015, 4% 3/1/40 (FSA Insured)	30,000	32,066

TOTAL ILLINOIS		3,870,562

Indiana - 0.3%
Carmel Local Pub. Impt. Bond Bank Series 2016, 5% 7/15/30	10,000	12,120
Indiana Bond Bank Series 2008 B, 0% 6/1/32 (FSA Insured)	70,000	56,599
Indiana Fin. Auth. Rev. Series 2019 E, 5% 2/1/36	25,000	32,048
Indiana Univ. Lease Purchase Oblig. Series 2020 A, 4% 6/1/45	5,000	5,931
Indianapolis Local Pub. Impt.:
(Courthouse and Jail Proj.) Series 2019 A:
5% 2/1/33	15,000	19,214
5% 2/1/54	25,000	30,870
(Pilot Infrastructure Prog.) Series 2017 C, 5% 1/1/33	15,000	18,712
Indianapolis Local Pub. Impt. Bond Bank Series E, 0% 2/1/28 (AMBAC Insured)	50,000	46,446
Indianapolis Wtr. Sys. Rev. Series 2018 A, 5% 10/1/30	70,000	89,865

TOTAL INDIANA		311,805

Iowa - 0.3%
Iowa Fin. Auth. Health Care Facilities Rev. Series 2013, 5% 7/1/33	10,000	10,762
Iowa Fin. Auth. Rev.:
Series 2016, 5% 8/1/26	30,000	36,749
Series 2017, 5% 8/1/37	50,000	62,013
Series 2020 A, 5% 8/1/36	55,000	73,032
Iowa Spl. Oblig. Series 2019, 5% 6/1/33	85,000	109,856

TOTAL IOWA		292,412

Kansas - 0.2%
Johnson & Miami County Unified School District Series 2016 B, 3% 9/1/37	20,000	21,191
Kansas Dept. of Trans. Hwy. Rev. Series 2015 A, 3% 9/1/24	50,000	54,038
Univ. of Kansas Hosp. Auth. Health Facilities Rev. Series 2019 A, 4% 9/1/48	25,000	28,634
Wyandotte County/Kansas City Unified Govt. Util. Sys. Rev. Series 2012 B, 5% 9/1/37 (Pre-Refunded to 9/1/22 @ 100)	55,000	58,074

TOTAL KANSAS		161,937

Kentucky - 0.3%
Kentucky Eco Dev. Fin. Auth. Health Rev. Series 2000 B, 0% 10/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	40,149
Kentucky Econ. Dev. Fin. Auth. Rev. Series A2, 0% 12/1/23 (Escrowed to Maturity)	60,000	59,410
Kentucky Muni. Pwr. Agcy. Pwr. Sys. Rev. (Prarie State Proj.) Series 2015 A:
5% 9/1/23	20,000	21,923
5% 9/1/42	25,000	29,196
Kentucky State Property & Buildings Commission Rev. Series B, 5% 11/1/28	30,000	36,560
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series 2016 A, 3% 5/15/46	60,000	63,798
Univ. of Kentucky Gen. Rcpts Series A, 3.5% 10/1/47	25,000	26,856

TOTAL KENTUCKY		277,892

Louisiana - 0.7%
Jefferson Sales Tax District Series 2019 B, 4% 12/1/42 (FSA Insured)	45,000	53,839
Lafayette Util. Sys. Rev. Series 2012, 5% 11/1/28	90,000	95,560
Louisiana Gen. Oblig.:
Series 2012 A, 4% 8/1/31 (Pre-Refunded to 8/1/22 @ 100)	15,000	15,625
Series 2014 D1, 3% 12/1/29	60,000	63,554
Series 2017 A, 5% 4/1/25	25,000	29,256
Louisiana Pub. Facilities Auth. Hosp. Rev.:
(Franciscan Missionaries of Our Lady Health Sys. Proj.):
Series 2012 B, 5% 7/1/42 (Pre-Refunded to 7/1/22 @ 100)	195,000	204,340
Series 2017 A, 3.75% 7/1/47	25,000	27,493
Bonds (Louisiana Children's Med. Ctr. Proj.) Series 2015 A3, 5%, tender 6/1/23 (a)	50,000	54,365
Louisiana Pub. Facilities Auth. Rev.:
(Loyola Univ. Proj.) Series 2017, 0% 10/1/46 (c)	25,000	27,734
Series 2016, 4% 5/15/41	20,000	22,318
New Orleans Wtr. Series 2015, 5% 12/1/40 (Pre-Refunded to 12/1/25 @ 100)	20,000	23,789
Shreveport Wtr. & Swr. Rev. Series 2014 B, 4% 12/1/38	25,000	27,417
State of Louisiana Grant Anticipation Rev. Series 2019 A, 5% 9/1/29	20,000	25,698

TOTAL LOUISIANA		670,988

Maryland - 2.0%
Baltimore County Gen. Oblig. Series 2019, 4% 3/1/35	40,000	48,467
Maryland Cmnty. Dev. Admin Dept. Hsg. & Cmnty. Dev. Series C, 3% 3/1/42	25,000	26,303
Maryland Dept. of Trans. Consolidated Trans. Rev. Series 2016, 4% 11/1/29	85,000	95,251
Maryland Gen. Oblig.:
Series 2015, 3% 8/1/28	30,000	31,658
Series 2016, 5% 6/1/22	265,000	276,860
Series 2017 B, 5% 8/1/25	40,000	47,467
Series 2019 1, 5% 3/15/31	55,000	71,334
Series 2019, 5% 3/15/30	30,000	39,019
Series A, 5% 3/15/30	30,000	37,951
Series C, 5% 8/1/24	195,000	223,357
Maryland Health & Higher Edl. Facilities Auth. Rev.:
Series 2017 A, 4% 5/15/47	50,000	56,283
Series 2017 MD, 4% 12/1/46	15,000	17,089
Maryland Trans. Auth. Passenger Facility Charge Rev. Series 2012 B, 2.625% 6/1/27 (b)	85,000	85,075
Maryland Trans. Auth. Trans. Facility Projs. Rev. Series 2021 A, 2.25% 7/1/39	185,000	187,366
Montgomery County Gen. Oblig. Series 2014 A, 5% 11/1/29 (Pre-Refunded to 11/1/24 @ 100)	85,000	98,260
Prince Georges County Gen. Oblig. Series 2018 A, 3.25% 7/15/36	155,000	173,470
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 3.25% 4/1/36	50,000	55,521
Washington Suburban San. District Series 2016 2:
4% 6/1/42	155,000	176,081
5% 6/1/34	65,000	78,599

TOTAL MARYLAND		1,825,411

Massachusetts - 3.0%
Boston Gen. Oblig. Series A, 5% 4/1/26	15,000	18,193
Massachusetts Bay Trans. Auth. Sales Tax Rev.:
Series 2007, 5.25% 7/1/28	10,000	13,020
Series A, 5.25% 7/1/28	30,000	39,061
Series B, 5% 7/1/33	85,000	99,601
Series C, 5.5% 7/1/23	5,000	5,530
Massachusetts Commonwealth Trans. Fund Rev. (Rail Enhancement & Accelerated Bridge Prog.) Series 2017 A, 5% 6/1/47	30,000	36,980
Massachusetts Dev. Fin. Agcy. Rev.:
(Partners Healthcare Sys., Inc. Proj.) Series 2017 S, 5% 7/1/31	85,000	106,316
Series 2016 A, 5% 7/15/40	25,000	37,233
Series 2016 I, 3% 7/1/32	25,000	27,063
Series 2018 L, 4% 7/1/44	190,000	217,946
Series 2019 K, 5% 7/1/38	175,000	219,849
Series BB1, 4% 10/1/46	30,000	34,066
Series C, 3% 10/1/45 (FSA Insured)	65,000	69,236
Series D, 4% 7/1/45	45,000	47,401
Series F, 5% 8/15/24	5,000	5,712
Massachusetts Edl. Fing. Auth. Rev. Series 2015 A, 5% 1/1/26 (b)	45,000	51,410
Massachusetts Fed. Hwy. (Accelerated Bridge Prog.):
Series 2016 A, 5% 6/15/27	55,000	66,731
Series A, 5% 6/15/25	25,000	28,388
Massachusetts Gen. Oblig.:
Series 2004 C, 5.5% 12/1/24	5,000	5,879
Series 2015 D, 5% 9/1/26	50,000	59,172
Series 2016 B:
4% 7/1/33	25,000	28,620
5% 7/1/27	45,000	56,511
Series 2016 G, 3% 9/1/46	40,000	41,937
Series 2017 E, 5% 11/1/24	30,000	34,661
Series 2017 F, 5% 11/1/44	5,000	6,263
Series 2019 A, 5% 1/1/49	70,000	87,908
Series A:
5% 3/1/29	35,000	45,694
5% 7/1/31	110,000	133,229
Series B:
5% 7/1/26	25,000	30,519
5% 7/1/27	60,000	75,348
Series C:
5% 5/1/30	40,000	53,380
5% 5/1/31	115,000	124,987
Series D, 5% 7/1/26	30,000	36,622
Series E:
5% 9/1/26 (Pre-Refunded to 9/1/22 @ 100)	45,000	47,542
5% 11/1/26	90,000	110,968
Series F, 5% 11/1/40	115,000	144,117
Massachusetts Hsg. Fin. Agcy. Multi-Family Rev. Series A, 4.5% 12/1/48 (b)	15,000	16,032
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2011 B, 5% 10/15/32 (Pre-Refunded to 10/15/21 @ 100)	100,000	101,401
Series 2012 B, 5% 8/15/28 (Pre-Refunded to 8/15/22 @ 100)	40,000	42,174
Series 2016 B, 5% 11/15/46	20,000	24,373
Series B, 4% 2/15/42	35,000	37,968
Series C:
5% 8/15/33 (Pre-Refunded to 8/15/25 @ 100)	85,000	100,882
5% 11/15/34	20,000	24,329
Massachusetts Spl. Oblig. Dedicated Tax Rev. Series 2005, 5.5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	65,000	86,636

TOTAL MASSACHUSETTS		2,680,888

Michigan - 1.4%
Detroit School District School Bldg. and Site Impt. Series 2005 A, 5.25% 5/1/29 (FSA Insured)	65,000	86,163
Detroit Swr. Disp. Rev. Series 2012 A, 5% 7/1/22	40,000	41,891
Detroit Wtr. Supply Sys. Rev. Series C, 5.25% 7/1/25 (Pre-Refunded to 7/1/21 @ 100)	20,000	20,000
Great Lakes Wtr. Auth. Sew Disp. Sys. Series 2016 C, 5% 7/1/36	35,000	42,036
Great Lakes Wtr. Auth. Wtr. Supply Sys. Rev. Series 2018 A, 5% 7/1/27	35,000	43,256
Michigan Bldg. Auth. Rev.:
(Facilities Prog.):
Series 1A, 5.25% 10/15/47	10,000	11,072
Series 2016 I, 5% 10/15/21	80,000	81,114
Series I:
5% 4/15/26	10,000	11,935
5% 10/15/28	20,000	24,394
5% 10/15/30	35,000	42,446
Series IA, 5% 10/15/22 (Pre-Refunded to 10/15/21 @ 100)	30,000	30,420
Michigan Fin. Auth. Rev.:
(Charter County of Wayne Criminal Justice Ctr. Proj.) Series 2018:
4% 11/1/48	90,000	103,283
5% 11/1/29	55,000	71,123
(Detroit Wtr. and Sewerage Dept. Sewage Disp. Sys. Rev. Rfdg. Local Proj.) Series 2014 C, 5% 7/1/28 (FSA Insured)	5,000	5,699
(Detroit Wtr. And Sewerage Dept. Wtr. Supply Sys. Rev. Rfdg. Local Proj.):
Series 2014 C, 5% 7/1/21 (FSA Insured)	35,000	35,000
Series 2014 D, 5% 7/1/24 (FSA Insured)	35,000	39,716
Series 2016:
3.25% 11/15/42	25,000	26,813
5% 11/15/23	55,000	61,104
Series 2019 A:
4% 2/15/47	30,000	34,698
5% 2/15/34	45,000	57,375
Michigan Hosp. Fin. Auth. Rev.:
(Trinity Health Proj.) Series 2008 C, 5% 12/1/27	25,000	31,616
Series 2010 F, 4% 11/15/47	20,000	22,905
Michigan Hsg. Dev. Auth. Single Family Mtg. Rev.:
Series 2016 A, 3.35% 12/1/31	15,000	15,950
Series 2016 B, 3.5% 12/1/41	5,000	5,277
Michigan State Univ. Revs. Series 2019 B, 4% 2/15/37	60,000	70,917
Michigan Strategic Fund Ltd. Oblig. Rev. (I-75 Impt. Proj.) Series 2018:
5% 12/31/26 (b)	50,000	60,860
5% 6/30/28 (b)	45,000	56,637
5% 12/31/31 (b)	15,000	18,744
Michigan Trunk Line Fund Rev. Series 2020 B, 4% 11/15/37	10,000	12,377
Wayne County Arpt. Auth. Rev. Series 2021 B, 5% 12/1/35 (b)	100,000	132,364

TOTAL MICHIGAN		1,297,185

Minnesota - 1.0%
Apple Valley Sr. Living (Minnesota Sr. Living LLC Proj.) Series 2016 A, 4.25% 1/1/37	35,000	31,595
Hennepin County Gen. Oblig. Series 2019 B, 5% 12/15/29	90,000	116,560
Hennepin County Sales Tax Rev. (Ballpark Proj.) Series 2017 A, 5% 12/15/28	20,000	22,304
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2019 A, 5% 1/1/49	35,000	43,589
Minnesota Gen. Oblig.:
Series 2017 A, 5% 10/1/28	30,000	37,847
Series 2018 B, 3.25% 8/1/36	55,000	61,358
Series 2019 B, 5% 8/1/27	80,000	100,634
Minnesota Hsg. Fin. Agcy. Series 2021 D, 2.45% 1/1/52	100,000	100,667
Minnesota Pub. Facilities Auth. Rev. Series 2016 B, 3% 3/1/24	140,000	150,274
Owatonna Independent School District 761 (Minnesota School District Cr. Enhancement Prog.) Series 2020 A, 2.125% 2/1/40	90,000	91,475
Rochester Health Care Facilities Rev. Series 2016 B, 5% 11/15/29	25,000	33,060
Saint Cloud Health Care Rev.:
Series 2016 A, 3.25% 5/1/39	15,000	16,170
Series 2019, 5% 5/1/48	20,000	24,756
Virginia Independent School District #706 Series 2019 A, 3% 2/1/36	85,000	92,562

TOTAL MINNESOTA		922,851

Mississippi - 0.5%
Mississippi Dev. Bank Spl. Obli (Madison County, Mississippi Hwy. Rfdg. Proj.) Series 2013 C, 5% 1/1/27	105,000	129,007
Mississippi Dev. Bank Spl. Oblig. (Mississippi Dept. of Corrections Walnut Grove Correctional Facility Rfdg. Bonds Proj.) Series 2016 A, 5% 8/1/26	45,000	54,095
Mississippi Gen. Oblig. Series 2015 F, 5% 11/1/30 (Pre-Refunded to 11/1/25 @ 100)	75,000	89,690
Mississippi State Gaming Tax Rev. Series 2019 A:
5% 10/15/23	140,000	154,310
5% 10/15/28	5,000	6,319

TOTAL MISSISSIPPI		433,421

Missouri - 0.7%
Missouri Board of Pub. Buildings Spl. Oblig. Series 2014 A, 3% 10/1/29	15,000	15,321
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev. Series 2013 A, 5% 7/1/23	40,000	43,818
Missouri Health & Edl. Facilities Auth. Rev. Series 2019 A, 5% 2/1/42	125,000	139,951
Missouri Health & Edl. Facilities Rev.:
Series 2012, 4% 11/15/42	85,000	88,227
Series 2014 A:
4% 6/1/32	40,000	43,550
5% 6/1/29	55,000	62,083
Series 2014 F, 4.25% 11/15/48	15,000	16,377
Series 2016, 5% 11/15/28	30,000	35,948
Series 2017 C:
3.625% 11/15/47	25,000	27,389
4% 11/15/49	55,000	62,341
Series 2019 A, 4% 2/15/49	35,000	40,205
Missouri Joint Muni. Elec. Util. Commission Pwr. Proj. Rev. (IATAN 2 Proj.) Series 2014 A, 5% 1/1/28	45,000	50,122
Springfield Pub. Util. Rev. Series 2015, 4% 8/1/31	35,000	39,750

TOTAL MISSOURI		665,082

Montana - 0.0%
Montana Facility Fin. Auth. Rev. Series 2016, 5% 2/15/28	20,000	24,301
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Proj. No. 3) Series 2012, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	70,000	73,806
Douglas County Hosp. Auth. #2 Health Facilities Rev. Series 2015, 4.25% 11/1/45	35,000	38,917
The Board of Regents of The Univ. of Nebraska Series 2016 A, 3% 7/1/39 (Pre-Refunded to 7/1/26 @ 100)	5,000	5,600
Univ. of Nebraska Facilities Corp. Series 2021 A, 4% 7/15/62	40,000	47,533

TOTAL NEBRASKA		165,856

Nevada - 0.7%
Clark County Fuel Tax:
Series 2018 B, 5% 12/1/26	65,000	80,066
Series 2019 A:
5% 12/1/24	5,000	5,778
5% 12/1/28	15,000	19,375
Series 2019, 5% 6/1/25	25,000	29,391
Clark County Hwy. Impt. Rev. Series 2017, 5% 7/1/30	50,000	61,957
Clark County McCarran Int'l. Arpt. Passenger Facility Charge Rev. Series 2019 E, 5% 7/1/24	60,000	68,374
Clark County School District Series 2019 A, 3% 6/15/39 (FSA Insured)	30,000	32,168
Las Vegas Convention & Visitors Auth. Series 2018 C, 4% 7/1/48	115,000	130,202
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig. Series 2015, 5% 6/1/39	100,000	114,055
Washoe County School District Series 2017 C, 3.25% 10/1/42 (FSA Insured)	50,000	54,402

TOTAL NEVADA		595,768

New Jersey - 4.3%
New Jersey Econ. Dev. Auth.:
Series A:
4% 11/1/37	60,000	70,053
5% 11/1/31	20,000	25,466
Series UU:
5% 6/15/40	30,000	33,506
5% 6/15/40 (Pre-Refunded to 6/15/24 @ 100)	5,000	5,695
New Jersey Econ. Dev. Auth. Lease Rev. (State House Proj.) Series 2017 B, 5% 6/15/26	20,000	24,087
New Jersey Econ. Dev. Auth. Natural Gas Facilities Rev. (New Jersey Natural Gas Co. Proj.) Series 2011 C, 3% 8/1/41 (b)	20,000	20,288
New Jersey Econ. Dev. Auth. Rev.:
(New Jersey Transit Corp. Projs.) Series 2017, 4% 11/1/25	20,000	22,866
Series 2005 N1, 5.5% 9/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	16,703
Series 2013 NN:
4% 3/1/29	15,000	15,752
5% 3/1/26	40,000	43,074
5% 3/1/31	10,000	10,716
Series 2013, 5% 3/1/24	50,000	53,887
Series 2014 PP:
4% 6/15/30	15,000	16,251
5% 6/15/27	65,000	73,498
Series 2014 UU, 5% 6/15/30	10,000	11,260
Series 2015 XX, 4% 6/15/24	50,000	55,219
Series B, 5% 11/1/26	5,000	6,085
Series NN, 5% 3/1/28	35,000	37,648
Series UU, 4% 6/15/32	95,000	102,584
Series WW, 5.25% 6/15/28	45,000	53,007
Series XX, 4.375% 6/15/27	15,000	17,060
New Jersey Econ. Dev. Auth. Wtr. Facilities Rev. Bonds (New Jersey-American Wtr. Co., Inc. Proj.) Series 2019 B, 2.05%, tender 12/3/29 (a)	75,000	80,045
New Jersey Edl. Facility:
Series 2014 A:
5% 9/1/25	10,000	11,420
5% 9/1/26	100,000	114,124
Series 2014, 5% 6/15/24	40,000	45,370
Series 2015 A, 5% 7/1/22	145,000	152,066
Series 2015 G, 5% 7/1/22 (Escrowed to Maturity)	25,000	26,210
Series 2017 B, 4% 7/1/35	50,000	58,529
Series A, 4% 7/1/47	40,000	44,146
New Jersey Gen. Oblig.:
Series 2013, 4% 6/1/27	10,000	10,681
Series 2014, 4% 6/1/34	15,000	16,592
Series 2016, 5% 6/1/24	25,000	28,344
Series O:
5.25% 8/1/21	35,000	35,142
5.25% 8/1/22	5,000	5,272
Series Q, 5% 8/15/21	30,000	30,096
New Jersey Health Care Facilities Fing. Auth. Rev.:
(Hosp. Asset Transformation Prog.) Series 2017:
5% 10/1/23	85,000	93,917
5% 10/1/26	90,000	109,279
5% 10/1/27	10,000	12,422
Series 2016, 3% 7/1/32	25,000	26,477
Series 2017 A, 4% 7/1/52	25,000	28,042
New Jersey Higher Ed. Student Assistance Auth. Student Ln. Rev.:
Series 2018 B, 5% 12/1/22 (b)	25,000	26,625
Series 2019 A, 5% 12/1/27	35,000	43,250
Series 2019 B, 3.25% 12/1/39 (b)	65,000	70,405
New Jersey Sports & Exposition Auth. Contract Rev. Series 2018 A, 5% 9/1/24	50,000	57,094
New Jersey Tobacco Settlement Fing. Corp. Series 2018 A, 5% 6/1/29	30,000	37,934
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2004 C2, 5.5% 1/1/25 (AMBAC Insured)	65,000	76,311
Series 2005 A, 5.25% 1/1/26 (FSA Insured)	20,000	24,237
Series 2012 B, 5% 1/1/28 (Pre-Refunded to 1/1/23 @ 100)	40,000	42,894
Series 2013 A, 5% 1/1/32 (Pre-Refunded to 7/1/22 @ 100)	35,000	36,695
Series 2014 A, 5% 1/1/29	5,000	5,669
Series 2015 E:
5% 1/1/32	120,000	138,171
5% 1/1/45	45,000	51,612
Series 2016 A, 5% 1/1/33	30,000	35,595
Series 2017 B, 4% 1/1/35	5,000	5,870
Series 2017 E, 5% 1/1/29	10,000	12,567
Series 2017 G:
4% 1/1/43	25,000	28,922
5% 1/1/37	65,000	80,682
New Jersey Trans. Trust Fund Auth.:
Series 2006 C:
0% 12/15/25	20,000	19,032
0% 12/15/29 (FSA Insured)	110,000	95,916
0% 12/15/32 (FSA Insured)	10,000	8,027
Series 2006, 5.25% 12/15/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	35,000	35,788
Series 2008 A:
0% 12/15/37	5,000	3,367
0% 12/15/38	65,000	42,374
Series 2010 A:
0% 12/15/25	10,000	9,470
0% 12/15/27	30,000	27,140
0% 12/15/29	30,000	25,681
0% 12/15/32	35,000	27,464
0% 12/15/33	10,000	7,617
Series 2012 A, 5% 6/15/42	50,000	52,244
Series 2012 AA:
3.25% 6/15/38	90,000	92,515
4% 6/15/30	50,000	51,769
5% 6/15/38	20,000	20,898
Series 2013 AA, 5% 6/15/27	190,000	206,847
Series 2014 AA, 5% 6/15/38	20,000	22,371
Series 2015 AA, 5.25% 6/15/32	5,000	5,881
Series 2016 A, 5% 6/15/30	25,000	29,527
Series 2016 A-2, 5% 6/15/23	50,000	54,503
Series 2018 A, 5% 12/15/24	20,000	23,095
Series 2019 AA, 4.5% 6/15/49	65,000	76,341
Series A:
0% 12/15/26	70,000	64,900
0% 12/15/31	70,000	56,502
4% 12/15/31	80,000	94,858
4.25% 12/15/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	25,000	26,443
4.25% 12/15/38	20,000	23,317
Series A1, 4.1% 6/15/31	55,000	62,079
Series AA:
4% 6/15/31	10,000	10,354
4% 6/15/36	30,000	34,642
4% 6/15/38	55,000	65,231
5% 6/15/23	5,000	5,462
5% 6/15/44	20,000	21,588
5.25% 6/15/27	30,000	35,351
Series C, 5.25% 6/15/32	35,000	40,425

TOTAL NEW JERSEY		3,896,431

New Mexico - 0.3%
Albuquerque School District #12 Series 2014 B, 5% 8/1/22	30,000	31,573
New Mexico Severance Tax Rev. Series 2018 A:
5% 7/1/23	50,000	54,783
5% 7/1/25	155,000	182,667

TOTAL NEW MEXICO		269,023

New York - 16.3%
Brooklyn Arena Local Dev. Corp. Series 2016 A, 3% 7/15/43 (FSA Insured)	25,000	25,577
Dorm. Auth. New York Univ. Rev.:
Series 2016 A, 5% 7/1/37	5,000	5,947
Series 2017 A:
5% 7/1/24	30,000	34,206
5% 10/1/29	35,000	43,927
5% 10/1/47	70,000	111,208
Series 2018 A, 5% 7/1/21	10,000	10,000
Series 2018 B, 5% 10/1/38	45,000	56,794
Hudson Yards Infrastructure Corp. New York Rev. Series 2017 A:
4% 2/15/44	30,000	33,722
5% 2/15/39	70,000	84,296
Liberty Dev. Corp. Rev. Series 2005, 5.25% 10/1/35	75,000	108,022
Long Island Pwr. Auth. Elec. Sys. Rev.:
Series 1998 A, 0% 12/1/26 (FSA Insured)	125,000	116,672
Series 2012 B, 5% 9/1/25	35,000	36,949
Series 2016 B, 5% 9/1/46	10,000	11,948
Series 2017:
5% 9/1/23	55,000	60,691
5% 9/1/47	20,000	24,385
Series 2018, 5% 9/1/35	30,000	38,340
Series 2020 A, 5% 9/1/30	105,000	140,872
Monroe County Indl. Dev. Corp. (Univ. of Rochester Proj.) Series 2020 A, 5% 7/1/25	370,000	437,335
Nassau County Swr. & Storm Wtr. Fin. Series A, 5% 10/1/22	655,000	694,812
New York City Gen. Oblig.:
Series 2008 J, 3% 8/1/26	45,000	50,375
Series 2013 J, 5% 8/1/21	55,000	55,216
Series 2016, 3% 8/1/34	75,000	79,996
Series 2017, 5% 8/1/27	95,000	118,988
Series 2018 1, 5% 8/1/28	30,000	37,641
Series 2019 D, 5% 12/1/34	25,000	31,687
Series 2019 E:
5% 8/1/25	120,000	141,971
5% 8/1/34	70,000	88,987
Series 2020 A, 4% 8/1/44	80,000	93,725
Series 2020 A1, 5% 8/1/35	150,000	192,837
Series A, 5% 8/1/37	140,000	168,914
Series B1, 5% 10/1/32	55,000	71,615
Series C, 3% 8/1/29	50,000	54,851
Series E:
5% 8/1/25	15,000	16,108
5% 8/1/26	25,000	30,483
Series F, 5% 8/1/24	35,000	38,411
Series F1, 5% 3/1/27	80,000	86,158
Series J, 5% 8/1/24	35,000	40,008
New York City Hsg. Dev. Corp.:
Bonds Series H, 2.95%, tender 2/1/26 (a)	60,000	64,710
Series 2016 I1A, 3.95% 11/1/36	10,000	10,948
New York City Hsg. Dev. Corp. Multi-family Mtg. Rev. Series 2014, 3% 2/15/48	100,000	102,164
New York City Hsg. Dev. Corp. Multifamily Hsg.:
Bonds Series D2, 0.7%, tender 11/1/24 (a)	25,000	25,084
Series 2019 E1, 3.25% 11/1/49	35,000	36,785
New York City Indl. Dev. Agcy. Rev. Series 2009 A:
0% 3/1/39 (Assured Guaranty Corp. Insured)	20,000	13,197
0% 3/1/44	90,000	50,376
0% 3/1/45 (Assured Guaranty Corp. Insured)	15,000	8,109
0% 3/1/46 (Assured Guaranty Corp. Insured)	25,000	13,099
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2013 DD, 5% 6/15/38	65,000	70,787
Series 2015 HH, 5% 6/15/29	5,000	5,867
Series 2016 CC1, 4% 6/15/38	25,000	28,803
Series 2017 DD, 5.25% 6/15/47	60,000	74,282
Series 2018 AA, 5% 6/15/37	25,000	30,802
Series 2018 CC, 4% 6/15/37	60,000	69,522
Series 2018 DD1, 5% 6/15/48	140,000	172,757
Series 2019 DD, 5.25% 6/15/49	60,000	76,280
Series 2020 CC1, 4% 6/15/49	65,000	76,587
Series 2020 GG 2, 5% 6/15/26	185,000	214,625
Series BB, 5% 6/15/49	90,000	115,212
Series CC:
4% 6/15/42	15,000	17,841
5% 6/15/30	25,000	33,274
Series DD:
5% 6/15/25	60,000	67,037
5% 6/15/36	55,000	62,187
Series EE, 5% 6/15/34	45,000	53,409
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2015 S1:
5% 7/15/24	110,000	125,658
5% 7/15/43	75,000	86,042
Series 2015 S2, 5% 7/15/40	80,000	93,422
Series 2018 S4, 5% 7/15/31	10,000	12,739
Series S1:
5% 7/15/27	55,000	63,914
5% 7/15/35	95,000	117,842
Series S4, 5.25% 7/15/35	35,000	45,004
New York City Transitional Fin. Auth. Rev.:
Series 2011 A, 5% 11/1/23	100,000	101,613
Series 2014, 5% 11/1/25	55,000	62,295
Series 2016 A, 5% 5/1/40	105,000	125,522
Series 2017 B, 4% 8/1/37	50,000	56,623
Series 2017 F, 5% 5/1/31	50,000	62,250
Series 2018 A2, 5% 8/1/39	55,000	68,213
Series 2018 B, 4% 8/1/36	50,000	58,053
Series 2018 C3, 4% 5/1/44	10,000	11,563
Series 2019 A, 5% 8/1/40	75,000	94,179
Series 2019 C, 4% 11/1/37	70,000	83,354
Series A, 4% 11/1/35	20,000	24,458
Series A1, 5% 5/1/23	40,000	43,543
Series B, 4% 8/1/39	5,000	5,863
Series B1, 5% 11/1/37	100,000	118,199
Series C:
3.25% 11/1/43	30,000	32,956
4% 2/1/27	135,000	159,691
Series C1:
4% 5/1/40	90,000	108,054
4% 5/1/44	120,000	142,728
Series E, 5% 2/1/40	115,000	140,331
New York City Trust Cultural Resources Rev. Series 2016 1E:
4% 4/1/26	50,000	57,739
4% 4/1/27	35,000	41,106
4% 4/1/28	40,000	46,781
New York Convention Ctr. Dev. Corp. Rev. Series 2016 B, 0% 11/15/44	25,000	14,064
New York Dorm. Auth. Personal Income Tax Rev.:
Series 2013 A, 5% 2/15/43 (Pre-Refunded to 2/15/23 @ 100)	215,000	231,860
Series 2016 D, 5% 2/15/26	40,000	48,185
New York Dorm. Auth. Rev.:
Series 1:
3% 7/1/34	25,000	27,939
5% 7/1/23 (Pre-Refunded to 1/1/22 @ 100)	15,000	15,361
5% 7/1/30	30,000	39,564
Series 2014 A, 5.5% 1/1/39	30,000	33,336
Series 2015 A:
3.75% 7/1/46	55,000	59,344
5% 7/1/21	60,000	60,000
5% 5/1/33	35,000	40,097
Series 2018 A, 5% 8/1/29	105,000	131,622
Series 2019 A:
4% 7/1/45	30,000	34,977
5% 7/1/23	135,000	148,027
5% 7/1/27	100,000	125,378
Series 2019 C, 4% 7/1/49	30,000	35,671
Series 2020 A2, 5% 7/1/31	25,000	33,499
Series 2020, 3% 2/1/50	100,000	105,300
Series 2021 A, 5% 7/1/26	100,000	121,084
New York Dorm. Auth. Sales Tax Rev.:
Series 2013 A, 5% 3/15/24	155,000	167,731
Series 2016 A, 5% 3/15/29	70,000	85,780
Series 2017 A:
5% 3/15/43	75,000	91,588
5% 3/15/44	15,000	18,293
Series 2018, 5% 3/15/48	25,000	31,460
New York Envir. Facilities Corp. Clean Wtr. & Drinking Wtr. (New York City Muni. Wtr. Fin. Auth. Proj.):
Series 2017 A, 3.5% 6/15/36	40,000	44,439
Series 2018 A, 5% 6/15/30	30,000	38,549
Series 2019 B, 5% 6/15/31	25,000	32,870
New York Metropolitan Trans. Auth. Dedicated Tax Fund Rev.:
Series 2012 A:
0% 11/15/30	225,000	196,383
0% 11/15/32	60,000	49,916
5% 11/15/23	30,000	31,963
5% 11/15/25	80,000	85,159
Series 2016 A, 5% 11/15/26	35,000	42,922
New York Metropolitan Trans. Auth. Rev.:
Series 2012 B, 4.25% 11/15/39	15,000	15,693
Series 2012 E, 3.5% 11/15/32	155,000	159,601
Series 2012 F:
5% 11/15/25	45,000	47,736
5% 11/15/30	220,000	233,115
Series 2013 C, 5% 11/15/21	50,000	50,861
Series 2014 D1, 5% 11/15/33	170,000	191,572
Series 2015 D1, 5% 11/15/31	20,000	23,251
Series 2015 F, 3.25% 11/15/31	160,000	172,052
Series 2016 B, 5% 11/15/29	115,000	138,715
Series 2016 C, 4% 11/15/26	65,000	76,012
Series 2016 D, 5% 11/15/27	30,000	36,461
Series 2017 B, 5% 11/15/23	55,000	60,920
Series 2017 C1:
5% 11/15/24	40,000	45,960
5% 11/15/25	15,000	17,806
5% 11/15/28	35,000	44,139
Series 2017 D, 4% 11/15/42	15,000	17,233
Series 2018 B:
5% 11/15/25	15,000	17,806
5% 11/15/27	80,000	100,033
5% 11/15/28	50,000	63,895
Series 2019 B, 4% 11/15/49 (FSA Insured)	75,000	86,817
New York State Dorm. Auth.:
Series 2015 B, 5% 2/15/42	35,000	40,218
Series 2017 B, 5% 2/15/39	110,000	136,516
Series 2019 A, 5% 3/15/40	15,000	18,931
Series 2021 A, 4% 3/15/43	150,000	179,550
New York State Envir. Facilities Corp. Rev.:
(2010 Master Fing. Prog.) Series 2014 B, 5% 11/15/39	185,000	208,092
Series 2019 A, 5% 2/15/49	30,000	38,408
New York State Gen. Oblig. Series 2013 A, 3.5% 3/1/43	10,000	10,324
New York State Hsg. Fin. Agcy. Rev.:
Series 2019 N, 3.05% 11/1/52	65,000	67,616
Series 2019 R, 3.15% 11/1/54	5,000	5,197
Series L, 3.45% 11/1/42	15,000	15,910
New York State Mtg. Agcy. Homeowner Mtg. Series 220, 2.85% 10/1/44	15,000	15,683
New York State Mtg. Agcy. Rev. Series 48, 3.45% 10/1/33	15,000	15,379
New York State Urban Dev. Corp. Series 2020 A, 4% 3/15/45	310,000	366,545
New York State Urban Eev Corp. Series 2019 A:
4% 3/15/46	30,000	35,167
5% 3/15/39	200,000	255,831
New York Thruway Auth. Gen. Rev.:
Series 2014 K, 5% 1/1/23	240,000	256,842
Series 2016 A, 5% 1/1/51	35,000	40,844
Series J, 5% 1/1/27	175,000	195,130
Series K:
5% 1/1/28	40,000	46,162
5% 1/1/29	50,000	57,684
Series L, 5% 1/1/34	35,000	43,365
New York Thruway Auth. Personal Income Tax Rev. Series 2012 A, 5% 3/15/30	70,000	70,655
New York Trans. Dev. Corp.:
(Delta Air Lines, Inc. LaGuardia Arpt. Terminals C&D Redev. Proj.) Series 2018, 5% 1/1/30 (b)	15,000	18,530
(LaGuardia Arpt. Term. B Redev. Proj.) Series 2016 A, 4% 1/1/51 (FSA Insured) (b)	20,000	21,750
(Term. 4 JFK Int'l. Arpt. Proj.) Series 2020 A, 4% 12/1/40 (b)	70,000	82,887
(Term. one Group Assoc., L.P. Proj.) Series 2015, 5% 1/1/23 (b)	110,000	117,239
New York Urban Dev. Corp. Rev.:
Series 2013 A1, 5% 3/15/29	10,000	10,791
Series 2016 A, 5% 3/15/26	40,000	48,270
Series 2017 C, 5% 3/15/27	90,000	111,674
Series 2019 A:
5% 3/15/42	10,000	12,446
5% 3/15/44	25,000	31,016
Onondaga County Trust for Cultural Resources Rev. Series 2019:
5% 12/1/39	75,000	97,205
5% 12/1/40	65,000	84,114
Oyster Bay Gen. Oblig.:
Series 2018, 5% 2/15/23	105,000	112,409
Series 2021, 4% 3/1/23	90,000	95,127
Suffolk County Gen. Oblig. Series 2015 C:
5% 5/1/23	20,000	21,409
5% 5/1/27	10,000	11,106
Suffolk County Wtr. Auth. Wtrwks. Rev. Series 2018 A, 4% 6/1/41	45,000	52,744
Triborough Bridge & Tunnel Auth. Revs.:
Series 2008 B3, 5% 11/15/37	60,000	70,719
Series 2012 B:
5% 11/15/23	100,000	106,555
5% 11/15/29	35,000	37,254
Series 2013 A:
0% 11/15/30	85,000	71,019
0% 11/15/32	90,000	71,575
Series 2016 A, 5% 11/15/41	25,000	29,539
Series 2018 C, 5% 11/15/37	25,000	31,727
Series 2019 A, 5% 11/15/49	40,000	50,238
Util. Debt Securitization Auth.:
Series 2015, 3% 12/15/32	15,000	16,155
Series 2017, 5% 12/15/41	50,000	62,640
Westchester County Healthcare Series 2000 A, 5% 11/1/22 (Pre-Refunded to 11/1/21 @ 100)	90,000	91,442
Westchester County Local Dev. Co. (Westchester Obligated Group Proj.) Series 2016, 3.75% 11/1/37	30,000	31,647

TOTAL NEW YORK		14,698,468

New York And New Jersey - 1.2%
Port Auth. of New York & New Jersey:
Series 189:
5% 5/1/27	60,000	70,441
5% 5/1/30	80,000	93,755
Series 194, 5% 10/15/30	15,000	17,846
Series 198, 5% 11/15/46	50,000	59,843
Series 2018 209, 5% 7/15/36	115,000	143,946
Series 202, 5% 10/15/30 (b)	30,000	36,405
Series 207, 5% 9/15/26 (b)	5,000	6,070
Series 209:
5% 7/15/21	250,000	250,437
5% 7/15/31	30,000	38,122
Series 211, 4% 9/1/43	55,000	64,265
Series 212, 5% 9/1/32	175,000	227,729
Series 214, 5% 9/1/33 (b)	60,000	76,518

TOTAL NEW YORK AND NEW JERSEY		1,085,377

North Carolina - 1.7%
Cape Fear Pub. Utillity Auth. Series 2016, 5% 8/1/28	105,000	127,483
Charlotte Gen. Oblig. Series 2012 A, 5% 7/1/27 (Pre-Refunded to 7/1/22 @ 100)	115,000	120,568
Charlotte Int'l. Arpt. Rev. Series 2017 A, 5% 7/1/47	55,000	67,961
Charlotte Wtr. & Swr. Sys. Rev. Series 2018, 4% 7/1/47	25,000	29,339
Charlotte-Mecklenburg Hosp. Auth. Health Care Sys. Rev. Series 2013 A, 5% 1/15/39	80,000	84,979
Greensboro Combined Enterprise Sys. Rev. Series 2017 A, 4% 6/1/47	70,000	80,903
Mecklenburg County Gen. Oblig. Series 2018, 3.25% 3/1/34	65,000	73,483
North Carolina Cap. Facilities Fin. Agcy. Rev. (Duke Univ. Proj.) Series 2015 B, 5% 10/1/41 (Pre-Refunded to 10/1/25 @ 100)	10,000	11,921
North Carolina Gen. Oblig.:
Series 2013 D, 4% 6/1/23	105,000	112,753
Series 2016 A, 5% 6/1/27	40,000	48,520
North Carolina Grant Anticipation Rev.:
Series 2015, 5% 3/1/27	70,000	80,823
Series 2019:
5% 3/1/31	5,000	6,415
5% 3/1/32	30,000	38,279
North Carolina Ltd. Oblig.:
Series 2019 A, 5% 5/1/25	30,000	35,233
Series 2020 B, 5% 5/1/29	35,000	45,828
North Carolina Med. Care Commission Health Care Facilities Rev.:
Series 2012 A, 4% 12/1/45	10,000	10,360
Series 2016 A, 5% 6/1/28	140,000	178,684
Series 2020 A, 4% 10/1/45	45,000	51,394
North Carolina Tpk. Auth. Triangle Expressway Sys. Series 2018:
5% 1/1/28	100,000	124,932
5% 1/1/30	55,000	69,304
Union County Enterprise Systems Rev. Series 2021, 3% 6/1/37	80,000	90,644

TOTAL NORTH CAROLINA		1,489,806

North Dakota - 0.1%
North Dakota Hsg. Fin. Agcy.:
Series 2021 A, 2.25% 7/1/41	50,000	50,319
Series C, 3.35% 7/1/42	35,000	37,397

TOTAL NORTH DAKOTA		87,716

Ohio - 2.4%
Allen County Hosp. Facilities Rev. (Mercy Health) Series 2017 A, 5% 8/1/27	25,000	31,228
American Muni. Pwr., Inc. Rev. Series 2015 A, 5% 2/15/27	180,000	201,048
Cleveland Pub. Pwr. Sys. Rev. Series B2, 0% 11/15/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	45,000	29,128
Columbus Gen. Oblig.:
Series 2016 A, 4% 8/15/27	30,000	34,329
Series 2018 A, 5% 4/1/30	30,000	38,686
Cuyahoga County Hosp. Rev. Series 2017, 5% 2/15/52	5,000	5,777
Franklin County Ohio Sales Tax R Series 2018, 5% 6/1/48	30,000	37,163
Franklin County Rev. Series 2017 OH, 5% 12/1/46	85,000	103,886
Gahanna-Jefferson School District Series 2021, 2% 12/1/50 (FSA Insured)	155,000	148,383
Hamilton County Sales Tax Rev. Series 2016 A, 5% 12/1/27	55,000	69,085
Northeastern Local School District of Clark and Champaign Series 2018, 4% 12/1/55 (FSA Insured)	55,000	62,758
Ohio Gen. Oblig.:
Series 2015 A:
5% 9/1/23	25,000	27,604
5% 9/15/26	35,000	42,950
Series 2015 C, 5% 11/1/28	25,000	29,184
Series 2016 A, 5% 12/15/22	150,000	160,582
Series 2017 C, 5% 8/1/26	20,000	24,454
Series 2018 A, 5% 2/1/29	15,000	17,939
Series 2019 A, 5% 5/1/27	90,000	112,330
Series R, 5% 5/1/24	110,000	124,690
Ohio Hosp. Facilities Rev. Series 2017 A, 5% 1/1/33	40,000	50,184
Ohio Hosp. Rev. Series 2016 A, 5% 1/15/41	30,000	35,022
Ohio Hsg. Fin. Agcy. Residential Mtg. Rev. Series 2019 A:
3.5% 9/1/34	15,000	15,862
4% 3/1/49	10,000	10,645
Ohio Parks & Recreation Cap. Facilities Series 2017 A, 5% 12/1/31	40,000	49,864
Ohio Spl. Oblig. (Trans. Bldg. Fund Proj.) Series 2015 A, 5% 4/1/29	40,000	46,324
Ohio Tpk. Commission Tpk. Rev.:
(Infrastructure Proj.):
Series 2005 A, 0% 2/15/43	30,000	17,873
Series 2013 A2, 0% 2/15/37	80,000	57,043
Series A, 5% 2/15/48 (Pre-Refunded to 2/15/23 @ 100)	100,000	107,740
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Series 2019 A, 5% 6/1/27	55,000	68,875
Ohio Wtr. Dev. Auth. Rev. Series 2016 B, 5% 6/1/24	100,000	113,784
Ohio Wtr. Dev. Auth. Wtr. Poll. Cont. Rev.:
Series 2019 B, 3% 6/1/46	35,000	38,415
Series 2020 A:
5% 12/1/37	115,000	151,755
5% 12/1/38	55,000	72,419
Southwest Licking Local School Series 2017 A, 3.375% 11/1/47	15,000	16,352

TOTAL OHIO		2,153,361

Oklahoma - 0.9%
Edmond Pub. Works Auth. Sales Tax & Util. Sys. Rev. Series 2017, 4% 7/1/47	55,000	63,684
Oklahoma Cap. Imp Auth. St Hwy. Series 2016, 4% 7/1/33	40,000	45,939
Oklahoma Dev. Fin. Auth. Lease Series 2016 D, 4% 6/1/36	200,000	226,831
Oklahoma Pwr. Auth. Pwr. Supply Sys. Rev. Series 2016 A, 5% 1/1/47	10,000	11,636
Oklahoma Tpk. Auth. Tpk. Rev.:
Series 2017 C:
4% 1/1/42	30,000	34,463
5% 1/1/47	30,000	36,050
Series 2017 D:
5% 1/1/25	100,000	116,010
5% 1/1/26	5,000	5,996
5% 1/1/27	100,000	123,532
Series 2017 E, 4% 1/1/31	100,000	115,866
Univ. of Oklahoma Gen. Rev. Series 2015 C, 5% 7/1/36	5,000	5,769

TOTAL OKLAHOMA		785,776

Oregon - 1.2%
Bend La Pine General Obligation Series 2017, 5% 6/15/26	90,000	109,568
Clackamas County School District No. 46:
Series 2009:
0% 6/15/32	50,000	41,864
0% 6/15/39	10,000	6,949
Series B, 0% 6/15/34	20,000	15,925
Deschutes & Jefferson Counties School District #2J Redmond Series 2008 B, 0% 6/15/26	10,000	9,615
Greater Albany School Distrct No. 8J Series 2017, 5% 6/15/27	60,000	75,016
Oregon Dept. of Trans. Hwy. User Tax Rev.:
Series 2012 A, 5% 11/15/23 (Pre-Refunded to 11/15/22 @ 100)	225,000	239,955
Series 2013 A, 5% 11/15/38 (Pre-Refunded to 11/15/23 @ 100)	80,000	89,093
Oregon Facilities Auth. Rev. (Univ. of Portland Proj.) Series 2015 A, 5% 4/1/45	35,000	40,030
Oregon Gen. Oblig.:
Series 2021 A, 4% 5/1/38	55,000	68,281
Series A, 4% 5/1/37	75,000	90,294
Oregon Health and Science Univ. Spl. Rev. Series 2016 B, 5% 7/1/39	35,000	41,945
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2015 D, 5% 4/1/27	70,000	81,633
Portland Swr. Sys. Rev. Series B, 3% 10/1/28	95,000	101,680
Salem Hosp. Facility Auth. Rev. (Salem Health Projs.) Series 2019 A, 3% 5/15/49	65,000	68,668
Tri-County Metropolitan Trans. District Rev. Series 2017 A, 5% 10/1/22	10,000	10,595

TOTAL OREGON		1,091,111

Pennsylvania - 3.5%
Allegheny County Series C77, 5% 11/1/43	25,000	31,229
Allegheny County Hosp. Dev. Auth. Rev. Series 2018 A, 4% 4/1/38	30,000	34,387
Berks County Muni. Auth. Rev. (The Reading Hosp. and Med. Ctr. Proj.) Series 2012, 5% 11/1/44	95,000	96,264
Bristol School District Series 2013, 5% 6/1/40	30,000	32,451
Commonwealth Fing. Auth. Tobacco Series 2018, 4% 6/1/39 (FSA Insured)	15,000	17,212
Delaware County Auth. College Rev. Series 2017 A, 5% 10/1/42	140,000	170,626
Delaware River Port Auth. Pennsylvania & New Jersey Rev. Series 2018 A, 5% 1/1/32	10,000	12,823
Lancaster County Hosp. Auth. Health Ctr. Rev. Series 2016 A, 5% 8/15/42	10,000	11,988
Northampton County Gen. Purp. Auth. Hosp. Rev. (St. Luke's Univ. Health Network Proj.) Series 2016 A, 3.125% 8/15/35	10,000	10,761
Pennsylvania Ctfs. Prtn. Series 2018 A, 4% 7/1/46	95,000	107,482
Pennsylvania Econ. Dev. Fing. Auth. Series 2017 A:
5% 11/15/27	125,000	157,015
5% 11/15/28	85,000	106,429
Pennsylvania Econ. Dev. Fing. Auth. Indl. Dev. Rev. (The Pennsylvania Rapid Bridge Replacement Proj.) Series 2015:
4.125% 12/31/38 (b)	20,000	22,327
5% 12/31/28 (b)	40,000	47,538
Pennsylvania Gen. Oblig.:
Series 2012, 5% 6/1/25 (Pre-Refunded to 6/1/22 @ 100)	105,000	109,669
Series 2013, 5% 10/15/22	20,000	21,240
Series 2015 1:
5% 8/15/23	5,000	5,500
5% 3/15/26	85,000	99,558
Series 2015:
4% 8/15/34	25,000	28,322
5% 3/15/24	70,000	78,811
5% 8/15/32	60,000	70,834
Series 2016 2, 3% 9/15/36	15,000	16,144
Series 2016:
5% 9/15/23	35,000	38,634
5% 9/15/27	10,000	12,260
Pennsylvania Higher Edl. Facilities Auth. Rev.:
Series 2015 A, 5% 9/1/39	135,000	153,398
Series 2016 C:
3% 8/15/41	35,000	37,130
5% 8/15/25	55,000	65,253
Pennsylvania Hsg. Fin. Agcy. Series 2019 128B, 3.85% 4/1/38	25,000	27,492
Pennsylvania Hsg. Fin. Agcy. Single Family Mtg. Rev.:
Series 2012 114C, 3.3% 10/1/32	35,000	35,200
Series 2017 123B, 3.45% 10/1/32	15,000	16,156
Series 2017 125B, 3.65% 10/1/42	20,000	21,439
Pennsylvania Pub. School Bldg. Auth. School Rev. Series 2016 A, 5% 12/1/27	115,000	141,862
Pennsylvania Tpk. Commission Registration Fee Rev. Series 2005 A, 5.25% 7/15/23 (FSA Insured)	35,000	38,587
Pennsylvania Tpk. Commission Tpk. Rev.:
Series 2013 B, 0% 12/1/41 (c)	20,000	20,947
Series 2014 A, 0% 12/1/39 (c)	35,000	38,571
Series 2014 C:
5% 12/1/39	150,000	172,228
5% 12/1/44	50,000	57,064
Series 2015 A1, 5% 12/1/26	115,000	135,044
Series 2017 B, 5.25% 6/1/47	55,000	67,649
Series 2017 B1, 5% 6/1/30	45,000	55,205
Series 2017, 5% 12/1/40	10,000	12,277
Series 2019 A:
5% 12/1/34	100,000	130,081
5% 12/1/35	35,000	45,188
Series 2019, 5% 12/1/32	10,000	12,821
Philadelphia Arpt. Rev. Series 2017 B, 5% 7/1/21 (b)	115,000	115,000
Philadelphia Auth. for Indl. Dev.:
(The Children's Hosp. of Philadelphia Proj.) Series 2017, 4% 7/1/37	45,000	52,024
Series 2017 A, 4% 9/1/42	25,000	28,084
Philadelphia Gen. Oblig.:
Series 2013 A, 5% 7/15/21	45,000	45,078
Series 2015 B, 5% 8/1/25	15,000	17,666
Series 2017 A, 5% 8/1/23	20,000	21,923
Philadelphia School District:
Series 2007 A, 5% 6/1/27 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	10,000	12,450
Series 2016 F, 5% 9/1/21	155,000	156,203
Series 2018 B, 4% 9/1/43	20,000	23,339
Pittsburgh Wtr. & Swr. Auth. Wtr. & Swr. Sys. Rev. Series B, 0% 9/1/28 (FGIC Insured)	15,000	13,079
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2016, 3% 8/15/42	50,000	52,299

TOTAL PENNSYLVANIA		3,160,241

Pennsylvania, New Jersey - 0.1%
Delaware River Joint Toll Bridge Commission Pennsylvania-New Jersey Bridge Rev. Series 2017, 5% 7/1/36	65,000	79,498
Puerto Rico - 0.2%
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series 2002 E, 5.5% 7/1/21 (FSA Insured)	175,000	175,000
Rhode Island - 0.1%
Rhode Island & Providence Plantations Series C, 3% 1/15/36	95,000	105,680
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev. Series 2016, 5% 5/15/24	20,000	22,345

TOTAL RHODE ISLAND		128,025

South Carolina - 0.7%
Brookland-Cayce School District No. 002 Series 2016, 3% 3/1/38	20,000	21,717
Charleston Wtrwks. & Swr. Rev. Series 2015, 5% 1/1/45 (Pre-Refunded to 1/1/25 @ 100)	110,000	127,764
Lexington County School District #1 Series 2019 B, 2.25% 2/1/34	25,000	26,060
South Carolina Jobs-Econ. Dev. Auth. (SPE Fayssoux Properties, LLC Proj.) Series 2016 A, 3% 8/15/38	25,000	25,710
South Carolina Ports Auth. Ports Rev. Series A, 5% 7/1/54	85,000	105,481
South Carolina Pub. Svc. Auth. Rev.:
Series 2013, 5.125% 12/1/43	105,000	116,396
Series 2014 A, 5.5% 12/1/54	25,000	28,302
Series 2014 C:
5% 12/1/29	25,000	28,544
5% 12/1/36	25,000	28,500
Series 2015, 5% 12/1/23	60,000	66,700
Series 2016 A, 3.25% 12/1/35	10,000	10,786
Series A, 3% 12/1/41	20,000	21,598
South Carolina Trans. Infrastructure Bank Rev. Series 2017 A, 5% 10/1/38	45,000	55,516

TOTAL SOUTH CAROLINA		663,074

Tennessee - 1.1%
Blount County Series 2016 B, 5% 6/1/27	70,000	84,871
Chattanooga Health Ed. & Hsg. Facility Board Rev. Series 2019 A1, 3% 8/1/39	20,000	21,350
Chattanooga-Hamilton County Hosp. Auth. Rev. Series 2014 A, 5% 10/1/44	30,000	33,612
Greeneville Health & Edl. Facilities Board Series 2018 A, 5% 7/1/33	35,000	38,215
Knox County Health Edl. & Hsg. Facilities:
Series 2012 A, 5% 1/1/25	30,000	31,974
Series 2016 A, 4% 1/1/42	15,000	16,849
Series 2019, 4% 11/15/43	5,000	5,772
Metropolitan Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Series 2013, 5% 7/1/32	70,000	76,371
Metropolitan Nashville Arpt. Auth. Rev. Series 2019 A:
4% 7/1/49	45,000	53,049
4% 7/1/54	35,000	40,840
Tennessee Energy Acquisition Corp.:
Bonds Series 2018, 4%, tender 11/1/25 (a)	20,000	22,638
Series 2006 A, 5.25% 9/1/26	20,000	23,990
Series 2006 C:
5% 2/1/24	15,000	16,693
5% 2/1/27	15,000	18,062
Tennessee Gen. Oblig. Series 2016 A, 5% 8/1/35	50,000	60,629
Tennessee Hsg. Dev. Agcy. Series 2012 2C:
3.1% 7/1/28	80,000	80,790
3.8% 7/1/43	45,000	45,612
Tennessee Hsg. Dev. Agcy. Residential Series 2020 1A, 2.4% 1/1/44	25,000	25,444
Tennessee School Board Auth.:
Series 2012 A, 5% 5/1/39 (Pre-Refunded to 5/1/22 @ 100)	180,000	187,212
Series A, 5% 11/1/42	50,000	61,324

TOTAL TENNESSEE		945,297

Texas - 9.4%
Aldine Independent School District Series 2017 A, 5% 2/15/30	50,000	61,561
Alvin Independent School District Series 2019, 3.375% 2/15/40	15,000	16,827
Austin Independent School District:
Series 2016 A, 5% 8/1/30	55,000	66,848
Series 2017, 4% 8/1/33	5,000	5,752
Series 2019, 4% 8/1/35	25,000	29,850
Bexar County Gen. Oblig. Series 2013 B, 5% 6/15/43 (Pre-Refunded to 6/15/23 @ 100)	200,000	218,742
Bexar County Hosp. District Series 2020, 3% 2/15/36	15,000	16,364
Bexar County Rev. Series 2015, 4% 8/15/51 (FSA Insured)	15,000	16,142
Brownsville Util. Sys. Rev. Series 2013A, 5% 9/1/28 (Pre-Refunded to 9/1/23 @ 100)	170,000	187,259
Central Reg'l. Mobility Auth.:
Series 2013, 5% 1/1/33 (Pre-Refunded to 1/1/23 @ 100)	60,000	64,341
Series 2016, 3.375% 1/1/41	45,000	48,046
City of Denton Series 2017, 4% 2/15/47	15,000	16,903
College of the Mainland Series 2019, 3.75% 8/15/49	50,000	56,187
Collin County Cmnty. College District Series 2018 A, 3.25% 8/15/33	40,000	44,362
Conroe Independent School District Series 2020 A, 2.25% 2/15/46	85,000	86,014
Cypress-Fairbanks Independent School District:
Series 2019, 5% 2/15/30	45,000	58,266
Series 2020 A, 3% 2/15/35	180,000	205,657
Dallas County Hosp. District Series 2019, 5% 8/15/30	75,000	95,787
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2012 C, 5% 11/1/45	120,000	121,813
Series 2013 D, 5.25% 11/1/25	35,000	35,580
Series 2013 F, 5% 11/1/21	30,000	30,477
Series 2014 A, 5.25% 11/1/27 (b)	10,000	11,089
Series 2020 A, 5% 11/1/30	65,000	87,319
Dallas Gen. Oblig. Series 2013 A, 4% 2/15/32	40,000	50,067
Dallas Independent School District Series 2019 B, 3% 2/15/37	20,000	22,448
Denton Independent School District Series 2014, 5% 8/15/38 (Pre-Refunded to 8/15/24 @ 100)	60,000	68,769
Eagle Mountain & Saginaw Independent School District Series 2019, 4% 8/15/50	20,000	23,177
Fort Bend Independent School District:
Series 2017 E, 5% 2/15/27	135,000	167,336
Series 2021 A, 2.3% 8/15/46	130,000	129,067
Frisco Independent School District:
Series 2017, 4% 8/15/35	30,000	34,725
Series 2019, 4% 8/15/39	35,000	41,869
Grand Parkway Trans. Corp.:
Series 2013:
0% 10/1/31 (c)	165,000	191,295
0% 10/1/32 (c)	35,000	40,640
0% 10/1/48 (c)	70,000	80,800
Series 2018 A, 5% 10/1/37	40,000	50,007
Harris County Cultural Ed. Facilities Fin. Corp. Rev. Series 2019 A, 3% 10/1/39	55,000	60,048
Harris County Gen. Oblig. Series 2016 A, 5% 8/15/33	35,000	42,313
Harris County-Houston Sports Auth. Rev.:
Series 2001 A, 0% 11/15/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	15,000	9,035
Series 2014:
0% 11/15/48 (FSA Insured)	40,000	12,498
0% 11/15/49 (FSA Insured)	35,000	10,358
Houston Arpt. Sys. Rev. Series 2018 D, 5% 7/1/38	20,000	25,030
Houston Convention and Entertainment Facilities Dept. Hotel Occupancy Tax and Spl. Rev. Series 2001 B:
0% 9/1/23 (AMBAC Insured)	25,000	24,548
0% 9/1/33 (AMBAC Insured)	120,000	91,113
Houston Higher Ed. Fin. Corp. Higher Ed. Rev. (St. John's School Proj.) Series 2013 A, 5% 9/1/42 (Pre-Refunded to 9/1/22 @ 100)	25,000	26,367
Houston Independent School District:
Series 2013 A:
5% 2/15/22	25,000	25,755
5% 2/15/24	15,000	16,147
Series 2017:
5% 2/15/22	15,000	15,453
5% 2/15/23	20,000	21,570
5% 2/15/27	30,000	37,074
Houston Util. Sys. Rev.:
Series 2014 D, 5% 11/15/25	50,000	57,759
Series 2017 B, 5% 11/15/29	90,000	112,737
Houston Wtr. & Swr. Sys. Rev.:
Series 1998 A, 0% 12/1/27 (Escrowed to Maturity)	50,000	46,961
Series A, 0% 12/1/21 (Escrowed to Maturity)	75,000	74,953
Humble Independent School District Series 2020 A, 2% 2/15/42	100,000	100,747
Katy Independent School District Series 2019, 4% 2/15/40	35,000	41,196
Lamar Consolidated Independent School District Series 2021, 3% 2/15/51	125,000	135,349
Leander Independent School District:
Series 2014 D, 0% 8/15/40 (Pre-Refunded to 8/15/24 @ 46.38)	70,000	32,054
Series 2016 A:
0% 8/16/44	30,000	13,504
0% 8/16/44 (Pre-Refunded to 8/16/26 @ 100)	10,000	4,637
Lewisville Independent School District Series 2019, 4% 8/15/36	85,000	100,420
Love Field Arpt. Modernization Corp. (Southwest Airlines Co. Love Field Modernization Prog. Proj.) Series 2010, 5.25% 11/1/40	100,000	102,254
Lower Colorado River Auth. Rev. Series 2015 B, 5% 5/15/30	195,000	226,866
Matagorda County Navigation District No. 1 Poll. Cont. Rev. Series 2005 A, 4.4% 5/1/30 (AMBAC Insured)	10,000	12,161
Midland County Fresh Wtr. Supply District (City of Midland Proj.) Series 2012 A:
0% 9/15/33	150,000	104,285
0% 9/15/35	50,000	31,052
New Hope Cultural Ed. Facilities Fin. Corp. (Childrens Med. Ctr. of Dallas) Series 2017 A, 4% 8/15/40	105,000	119,442
North East Texas Reg'l. Mobility Auth. Series 2016 B, 5% 1/1/41	40,000	45,392
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2016, 3% 6/1/46	50,000	52,984
North Texas Tollway Auth. Rev.:
Series 2008 D:
0% 1/1/30 (Assured Guaranty Corp. Insured)	75,000	65,933
0% 1/1/34 (Assured Guaranty Corp. Insured)	10,000	7,915
0% 1/1/35 (Assured Guaranty Corp. Insured)	30,000	23,125
Series 2012 A, 0% 1/1/36 (Assured Guaranty Corp. Insured)	25,000	18,703
Series 2015 A, 5% 1/1/27	100,000	115,783
Series 2017 B, 5% 1/1/25	35,000	37,473
Series 2018:
4.25% 1/1/49	5,000	5,780
5% 1/1/48	70,000	84,208
Series 2021 B, 5% 1/1/31	100,000	133,860
Port Houston Auth. Harris County Series 2018 A, 5% 10/1/28 (b)	90,000	115,093
Rockwall Independent School District Series 2016, 5% 2/15/46 (Pre-Refunded to 2/15/25 @ 100)	110,000	128,337
San Antonio Convention Ctr. Series 2005 A, 5% 7/15/34 (AMBAC Insured) (b)	170,000	170,163
San Antonio Elec. & Gas Sys. Rev.:
Series 2015:
5% 2/1/23	80,000	86,146
5% 2/1/27	30,000	35,900
5% 2/1/32	45,000	53,340
Series 2019, 4% 2/1/28	90,000	108,530
San Antonio Gen. Oblig. Series 2015, 5% 2/1/31 (Pre-Refunded to 2/1/25 @ 100)	175,000	203,861
San Antonio Independent School District:
Series 2019, 5% 8/15/30	20,000	25,622
Series 2021, 5% 8/15/31	200,000	265,303
San Jacinto Cmnty. College District Series 2019 A, 5% 2/15/44	20,000	24,929
Sherman Independent School District Series 2018 A, 5% 2/15/41	50,000	61,978
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev.:
(Baylor Health Care Sys. Proj.) Series 2013 A, 4% 11/15/43 (Pre-Refunded to 5/15/23 @ 100)	50,000	53,514
(Baylor Scott & White Health Proj.) Series 2016 A, 3% 11/15/33	100,000	106,703
Texas A&M Univ. Rev. Series 2017 E, 5% 5/15/35	50,000	61,614
Texas Dept. of Hsg. & Cmnty. Affairs Single Family Mtg. Rev. Series 2020 A, 3% 3/1/50	35,000	36,642
Texas Gen. Oblig.:
Series 2014 A:
5% 10/1/21	75,000	75,903
5% 10/1/23	15,000	16,623
5% 10/1/25	110,000	126,975
Series 2014, 5% 4/1/44 (Pre-Refunded to 4/1/24 @ 100)	50,000	56,424
Series 2015 A, 5% 10/1/24	45,000	51,786
Series 2016 A, 5% 4/1/30	50,000	60,071
Series 2017 B:
5% 10/1/29	110,000	138,591
5% 10/1/33	35,000	43,626
Series 2018 B, 5% 8/1/24	30,000	34,313
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 A, 5% 12/31/32	55,000	70,404
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev.:
Series 2002 A, 0% 8/15/21 (AMBAC Insured)	160,000	159,949
Series A, 0% 8/15/29 (AMBAC Insured)	15,000	13,263
Texas Trans. Commission Central Texas Tpk. Sys. Rev.:
Series 2012 A:
4% 8/15/38	40,000	41,284
5% 8/15/41 (Pre-Refunded to 8/15/22 @ 100)	45,000	47,445
Series 2015 C, 5% 8/15/34	55,000	61,558
Texas Wtr. Dev. Board Rev.:
Series 2017 A, 5% 10/15/47	60,000	74,016
Series 2018 A, 4% 10/15/37	10,000	11,836
Series 2018 B, 4% 10/15/34	5,000	6,019
Series 2019 A, 4% 10/15/49	160,000	190,035
Series 2020:
3% 10/15/34	270,000	310,184
5% 8/1/33	55,000	72,909
Travis County Gen. Oblig. Series 2019 A, 5% 3/1/32	60,000	76,658
Univ. of Houston Univ. Revs. Series 2016 A, 5% 2/15/24	50,000	56,126
Univ. of Texas Board of Regents Sys. Rev.:
Series 2016 C, 5% 8/15/21	20,000	20,118
Series 2016 J:
5% 8/15/24	115,000	131,683
5% 8/15/25	60,000	71,158
5% 8/15/26	20,000	24,482
Series 2017 B, 3.375% 8/15/44	15,000	16,632
Series 2019 A, 5% 8/15/31	15,000	19,535
Waller Independent School District Series 2020, 4% 2/15/50	15,000	17,745

TOTAL TEXAS		8,441,254

Utah - 0.3%
Univ. of Utah Gen. Revs. Series 2017 A, 5% 8/1/29	20,000	24,979
Utah County Hosp. Rev. Series 2016 B, 3% 5/15/47	145,000	151,910
Utah Transit Auth. Sales Tax Rev.:
Series 2015 A:
5% 6/15/26	10,000	11,785
5% 6/15/29	20,000	23,458
Series 2016, 4% 12/15/29	25,000	28,244

TOTAL UTAH		240,376

Virginia - 2.0%
Arlington County Series 2019, 4% 6/15/35	85,000	103,458
Commonwealth Trans. Board Grant Anticipation Rev.:
Series 2017 A, 5% 9/15/23	10,000	11,052
Series 2017, 5% 3/15/27	15,000	18,694
Fairfax County Econ. Dev. Auth. (Route 28 Proj.) Series 2016 A, 2.875% 4/1/35	45,000	47,713
Fairfax County Indl. Dev. Auth. Bonds (Inova Health Sys. Proj.) Series 2018 B, 5%, tender 5/15/23 (a)	90,000	97,944
Henrico County Wtr. & Swr. Rev. Series 2016, 5% 5/1/46	30,000	35,895
Lynchburg Econ. Dev. Series 2017 A, 4% 1/1/47	35,000	37,814
Richmond Gen. Oblig. Series 2019 A, 3% 7/15/34	40,000	45,274
Roanoke Econ. Dev. Authority. Bonds Series 2020 D, 5%, tender 7/1/30 (a)	30,000	39,149
Virginia College Bldg. Auth. Edl. Facilities Rev.:
(21st Century College And Equip. Progs.) Series 2014 A, 5% 2/1/24	100,000	112,137
(21st Century College and Equip. Progs.):
Series 2015 A, 5% 2/1/28 (Pre-Refunded to 2/1/25 @ 100)	10,000	11,649
Series 2017 E, 5% 2/1/24	45,000	50,462
Series 2019 C, 5% 2/1/30	45,000	58,143
Series 2017 A:
5% 2/1/23	80,000	86,133
5% 2/1/24	60,000	67,282
Virginia Commonwealth Trans. Board Rev.:
Series 2014, 5% 5/15/28	50,000	56,655
Series 2016, 3% 5/15/40	45,000	48,269
Virginia Gen. Oblig. Series 2018 A, 3% 6/1/32	160,000	180,793
Virginia Port Auth. Port Facilities Rev. Series 2015 A, 5% 7/1/33 (Pre-Refunded to 7/1/25 @ 100) (b)	35,000	41,058
Virginia Pub. Bldg. Auth. Pub. Facilities Rev.:
Series 2016 A, 3% 8/1/35	15,000	16,296
Series 2018 A, 5% 8/1/28	25,000	32,309
Virginia Resources Auth. Clean Wtr. Rev. Series 2015, 5% 10/1/23	250,000	276,990
Virginia Small Bus. Fing. Auth.:
(95 Express Lanes LLC Proj.) Series 2017, 5% 1/1/40 (b)	35,000	35,808
Series 2012, 5.25% 1/1/32 (b)	60,000	62,813
Series 2014, 4% 10/1/38	5,000	5,469
Virginia St Resources Auth. Inf Series 2016 C, 4% 11/1/36	205,000	236,596

TOTAL VIRGINIA		1,815,855

Washington - 3.3%
Central Puget Sound Reg'l. Trans. Auth. Sales & Use Tax Rev. Series 2016 S1:
5% 11/1/27	45,000	55,404
5% 11/1/35	65,000	78,772
5% 11/1/36	90,000	108,860
Clark County School District #114, Evergreen Series 2019, 3% 12/1/38	20,000	21,938
Energy Northwest Elec. Rev.:
Series 2016 A:
5% 7/1/26	120,000	120,000
5% 7/1/28	10,000	12,125
Series 2017 A, 5% 7/1/26	50,000	52,354
Series 2018 C, 5% 7/1/33	65,000	82,626
Series 2020 A, 5% 7/1/28	30,000	38,504
King County Gen. Oblig. Series 2015 E, 5% 12/1/29	45,000	53,823
King County Hsg. Auth. Rev. Series 2018, 3.5% 5/1/38	35,000	38,840
King County Pub. Hosp. District No. 1 Series 2016, 5% 12/1/22	25,000	26,643
King County School District 210 Series 2018, 5% 12/1/30	90,000	113,268
Port of Seattle Rev.:
Series 2017 C, 5% 5/1/32 (b)	170,000	203,794
Series 2018 B:
5% 5/1/24 (b)	75,000	84,493
5% 5/1/25 (b)	65,000	75,717
Washington Convention Ctr. Pub. Facilities Series 2018, 4% 7/1/58	40,000	44,902
Washington Gen. Oblig.:
Series 2013 A, 4% 8/1/35	55,000	57,108
Series 2014 A, 5% 8/1/26	10,000	10,977
Series 2014 B:
5% 8/1/29	25,000	27,431
5% 8/1/31	55,000	60,349
Series 2014 E, 5% 2/1/32	90,000	100,503
Series 2015 B, 5% 2/1/28	40,000	46,509
Series 2015 G, 5% 7/1/26	100,000	116,048
Series 2015 H:
5% 7/1/26	25,000	29,012
5% 7/1/29	15,000	17,350
Series 2016 A1, 5% 8/1/29	90,000	106,438
Series 2016 B, 5% 7/1/32	50,000	59,569
Series 2016 C, 5% 2/1/35	30,000	35,698
Series 2018 D, 5% 8/1/28	30,000	37,600
Series 2020 A, 5% 1/1/26	20,000	24,035
Series 2020 E, 5% 6/1/45	55,000	70,480
Series 2021 A, 5% 8/1/39	125,000	163,650
Series R 2015 C, 5% 7/1/27	25,000	28,946
Series R 2017 A, 5% 8/1/33	40,000	48,528
Series R, 5% 7/1/29	100,000	115,669
Washington Health Care Facilities Auth. Rev.:
Bonds Series 2012 B, 5%, tender 10/1/21 (a)	50,000	50,597
Series 2012 A, 5% 10/1/38	5,000	5,652
Series 2014 C, 4% 10/1/44	55,000	59,785
Series 2015 B, 5% 8/15/24	185,000	211,651
Series 2017 B, 3.5% 8/15/38	70,000	76,132
Washington Higher Ed. Facilities Auth. Rev.:
(Gonzaga Univ. Proj.) Series 2019 A, 3% 4/1/49	40,000	41,680
(Seattle Pacific Univ. Proj.) Series 2020 A, 5% 10/1/42	75,000	91,255
Washington State Univ. Hsg. and Dining Sys. Rev. Series 2015, 5% 4/1/40	35,000	40,151

TOTAL WASHINGTON		2,944,866

West Virginia - 0.3%
West Virginia Gen. Oblig. Series 2019 A, 5% 12/1/32	195,000	253,230
West Virginia Hosp. Fin. Auth. Hosp. Rev. Series 2016 A, 3% 6/1/33	20,000	21,419

TOTAL WEST VIRGINIA		274,649

Wisconsin - 0.8%
Milwaukee Gen. Oblig. Series 2016 B3, 3% 3/1/31	50,000	53,519
Pub. Fin. Auth. Hosp. Rev. (Renown Reg'l. Med. Ctr. Proj.) Series 2016 A, 3% 6/1/36	5,000	5,319
Pub. Fin. Auth. Lease Dev. Rev. (KU Campus Dev. Corp. Central District Dev. Proj.) Series 2016, 5% 3/1/29	40,000	47,575
Pub. Fin. Auth. Student Hsg. (CHF - Wilmington, L.L.C. - Univ. of North Carolina At Wilmington Proj.) Series 2018, 4.125% 7/1/43 (FSA Insured)	30,000	34,291
Wisconsin Gen. Oblig.:
Series 1, 5% 11/1/26	40,000	49,319
Series 2016 2, 5% 11/1/29	65,000	78,630
Series 3, 5% 11/1/31	25,000	30,833
Series A, 4% 5/1/27	20,000	23,258
Series D, 5% 5/1/23	115,000	125,209
Wisconsin Health & Edl. Facilities:
Series 2014 A, 5% 11/15/25	10,000	11,534
Series 2016 A:
3.125% 11/15/36 (Pre-Refunded to 5/15/26 @ 100)	50,000	55,922
3.5% 2/15/46	20,000	21,228
4% 11/15/39	50,000	57,195
Series 2017 A, 5% 4/1/28	5,000	6,164
Wisconsin Hsg. & Econ. Dev. Auth. Series 2017 A, 2.69% 7/1/47	13,821	14,509
Wisconsin St Envir. Imp Series 2017, 5% 6/1/29	65,000	76,500
Wisconsin St Gen. Fund Annual Appropriation Series 2017 B, 5% 5/1/36	35,000	41,822
Wisconsin Trans. Rev. Series 2017 1, 5% 7/1/28	10,000	12,513

TOTAL WISCONSIN		745,340

Wyoming - 0.0%
Campbell County Solid Waste Facilities Rev. Series 2019 A, 3.625% 7/15/39	30,000	32,358
TOTAL MUNICIPAL BONDS
(Cost $87,438,469)		89,619,630
	Shares	Value

Money Market Funds - 0.1%
Fidelity Municipal Cash Central Fund 0.04% (d)(e)
(Cost $58,929)	58,920	58,931
TOTAL INVESTMENT IN SECURITIES - 99.5%
(Cost $87,497,398)		89,678,561
NET OTHER ASSETS (LIABILITIES) - 0.5%		475,856
NET ASSETS - 100%		$90,154,417

Legend

 (a) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.

 (c) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.

 (d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.

 (e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Municipal Cash Central Fund	$554
Total	$554

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Statement of Operations, if applicable.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Municipal Cash Central Fund 0.04%	$628,942	$17,791,992	$18,362,000	$(71)	$68	$58,931	0.0%
Total	$628,942	$17,791,992	$18,362,000	$(71)	$68	$58,931

Investment Valuation

The following is a summary of the inputs used, as of June 30, 2021, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$89,619,630	$--	$89,619,630	$--
Money Market Funds	58,931	58,931	--	--
Total Investments in Securities:	$89,678,561	$58,931	$89,619,630	$--

Other Information

The distribution of municipal securities by revenue source, as a percentage of total Net Assets, is as follows (Unaudited):

General Obligations	33.0%
Transportation	16.6%
Special Tax	11.6%
Water & Sewer	10.2%
Health Care	8.5%
Escrowed/Pre-Refunded	6.6%
Education	6.4%
Others* (Individually Less Than 5%)	7.1%
100.0%

* Includes net other assets

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		June 30, 2021
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $87,438,469)	$89,619,630
Fidelity Central Funds (cost $58,929)	58,931
Total Investment in Securities (cost $87,497,398)		$89,678,561
Cash		183,557
Receivable for fund shares sold		50,214
Interest receivable		949,277
Distributions receivable from Fidelity Central Funds		2
Receivable from investment adviser for expense reductions		20,215
Other receivables		240
Total assets		90,882,066
Liabilities
Payable for investments purchased	$515,142
Payable for fund shares redeemed	48,521
Distributions payable	105,840
Accrued management fee	3,760
Other payables and accrued expenses	54,386
Total liabilities		727,649
Net Assets		$90,154,417
Net Assets consist of:
Paid in capital		$88,013,423
Total accumulated earnings (loss)		2,140,994
Net Assets		$90,154,417
Net Asset Value, offering price and redemption price per share ($90,154,417 ÷ 4,365,202 shares)		$20.65

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Year ended June 30, 2021
Investment Income
Interest		$1,261,108
Income from Fidelity Central Funds		554
Total income		1,261,662
Expenses
Management fee	$39,436
Custodian fees and expenses	2,122
Independent trustees' fees and expenses	213
Registration fees	28,475
Audit	59,611
Legal	100
Miscellaneous	260
Total expenses before reductions	130,217
Expense reductions	(75,336)
Total expenses after reductions		54,881
Net investment income (loss)		1,206,781
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(42,644)
Fidelity Central Funds	(71)
Total net realized gain (loss)		(42,715)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	1,351,658
Fidelity Central Funds	68
Total change in net unrealized appreciation (depreciation)		1,351,726
Net gain (loss)		1,309,011
Net increase (decrease) in net assets resulting from operations		$2,515,792

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Year ended June 30, 2021	For the period July 11, 2019 (commencement of operations) to June 30, 2020
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$1,206,781	$520,109
Net realized gain (loss)	(42,715)	(940)
Change in net unrealized appreciation (depreciation)	1,351,726	829,437
Net increase (decrease) in net assets resulting from operations	2,515,792	1,348,606
Distributions to shareholders	(1,203,909)	(518,955)
Share transactions
Proceeds from sales of shares	68,691,117	68,297,144
Reinvestment of distributions	116,556	164,498
Cost of shares redeemed	(34,789,254)	(14,467,178)
Net increase (decrease) in net assets resulting from share transactions	34,018,419	53,994,464
Total increase (decrease) in net assets	35,330,302	54,824,115
Net Assets
Beginning of period	54,824,115	–
End of period	$90,154,417	$54,824,115
Other Information
Shares
Sold	3,353,200	3,426,876
Issued in reinvestment of distributions	5,691	8,180
Redeemed	(1,700,341)	(728,404)
Net increase (decrease)	1,658,550	2,706,652

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

Fidelity SAI Municipal Bond Index Fund

Years ended June 30,	2021	2020 A
Selected Per–Share Data
Net asset value, beginning of period	$20.26	$20.00
Income from Investment Operations
Net investment income (loss)B	.314	.333
Net realized and unrealized gain (loss)	.391	.254
Total from investment operations	.705	.587
Distributions from net investment income	(.315)	(.327)
Total distributions	(.315)	(.327)
Net asset value, end of period	$20.65	$20.26
Total ReturnC,D	3.50%	2.96%
Ratios to Average Net AssetsE,F
Expenses before reductions	.17%	.45%G
Expenses net of fee waivers, if any	.07%	.07%G
Expenses net of all reductions	.07%	.07%G
Net investment income (loss)	1.53%	1.72%G
Supplemental Data
Net assets, end of period (000 omitted)	$90,154	$54,824
Portfolio turnover rateH	13%	8%G

 A For the period July 11, 2019 (commencement of operations) to June 30, 2020.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying mutual funds or exchange-traded funds (ETFs) are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of these expenses. For additional expense information related to investments in Fidelity Central Funds, please refer to the "Investments in Fidelity Central Funds" note found in the Notes to Financial Statements section of the most recent Annual or Semi-Annual report.

 F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed, waived, or reduced through arrangements with the investment advisor, brokerage services, or other offset arrangements, if applicable, and do not represent the amount paid by the class during periods when reimbursements, waivers or reductions occur.

 G Annualized

 H Amount does not include the portfolio activity of any underlying mutual funds or exchange-traded funds (ETFs).

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements

For the period ended June 30, 2021

1. Organization.

Fidelity SAI Municipal Bond Index Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Fidelity Management & Research Company LLC (FMR) or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

Funds may invest in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Schedule of Investments lists any Fidelity Central Funds held as an investment as of period end, but does not include the underlying holdings of each Fidelity Central Fund. An investing fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

Based on its investment objective, each Fidelity Central Fund may invest or participate in various investment vehicles or strategies that are similar to those of the investing fund. These strategies are consistent with the investment objectives of the investing fund and may involve certain economic risks which may cause a decline in value of each of the Fidelity Central Funds and thus a decline in the value of the investing fund.

Fidelity Central Fund	Investment Manager	Investment Objective	Investment Practices	Expense Ratio(a)
Fidelity Money Market Central Funds	Fidelity Management & Research Company LLC (FMR)	Each fund seeks to obtain a high level of current income consistent with the preservation of capital and liquidity.	Short-term Investments	Less than .005% to .01%

 (a) Expenses expressed as a percentage of average net assets and are as of each underlying Central Fund's most recent annual or semi-annual shareholder report.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds which contain the significant accounting policies (including investment valuation policies) of those funds, and are not covered by the Report of Independent Registered Public Accounting Firm, are available on the Securities and Exchange Commission website or upon request.

3. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The Fund's Schedule of Investments lists any underlying mutual funds or exchange-traded funds (ETFs) but does not include the underlying holdings of these funds. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Municipal securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of June 30, 2021 is included at the end of the Fund's Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expenses included in the accompanying financial statements reflect the expenses of that fund and do not include any expenses associated with any underlying mutual funds or exchange-traded funds. Although not included in a fund's expenses, a fund indirectly bears its proportionate share of these expenses through the net asset value of each underlying mutual fund or exchange-traded fund. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of June 30, 2021, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to market discount and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes were as follows:

Gross unrealized appreciation	$2,291,572
Gross unrealized depreciation	(106,298)
Net unrealized appreciation (depreciation)	$2,185,274
Tax Cost	$87,493,287

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$(43,629)
Net unrealized appreciation (depreciation) on securities and other investments	$2,185,274

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(37,725)
Long-term	(5,904)
Total capital loss carryforward	$(43,629)

The tax character of distributions paid was as follows:

	June 30, 2021	June 30, 2020(a)
Tax-exempt Income	1,203,909	518,955
Total	$1,203,909	$ 518,955

 (a) For the period July 11, 2019 (commencement of operations) to June 30, 2020.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, and in-kind transactions, as applicable, are noted in the table below.

	Purchases ($)	Sales ($)
Fidelity SAI Municipal Bond Index Fund	45,884,157	9,753,587

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee that is based on an annual rate of .05% of the Fund's average net assets.

Interfund Trades. Funds may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Any interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

Certain Funds participate with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are listed below. During the period, there were no borrowings on this line of credit.

Amount
Fidelity SAI Municipal Bond Index Fund	$145

7. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .07% of average net assets. This reimbursement will remain in place through October 31, 2021. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $74,805.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses by $531.

8. Other.

Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the fund. In the normal course of business, the fund may also enter into contracts that provide general indemnifications. The fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the fund. The risk of material loss from such claims is considered remote.

9. Coronavirus (COVID-19) Pandemic.

An outbreak of COVID-19 first detected in China during December 2019 has since spread globally and was declared a pandemic by the World Health Organization during March 2020. Developments that disrupt global economies and financial markets, such as the COVID-19 pandemic, may magnify factors that affect the Fund's performance.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Salem Street Trust and Shareholders of Fidelity SAI Municipal Bond Index Fund

Opinion on the Financial Statements

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of Fidelity SAI Municipal Bond Index Fund (one of the funds constituting Fidelity Salem Street Trust, referred to hereafter as the “Fund”) as of June 30, 2021, the related statement of operations for the year ended June 30, 2021 and the statement of changes in net assets and the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of June 30, 2021, the results of its operations for the year ended June 30, 2021, and the changes in its net assets and the financial highlights for the year ended June 30, 2021 and for the period July 11, 2019 (commencement of operations) to June 30, 2020 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of June 30, 2021 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

Boston, Massachusetts

August 10, 2021

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Except for Jonathan Chiel, each of the Trustees oversees 284 funds. Mr. Chiel oversees 177 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Jonathan Chiel (1957)

Year of Election or Appointment: 2016

Trustee

Mr. Chiel also serves as Trustee of other Fidelity® funds. Mr. Chiel is Executive Vice President and General Counsel for FMR LLC (diversified financial services company, 2012-present). Previously, Mr. Chiel served as general counsel (2004-2012) and senior vice president and deputy general counsel (2000-2004) for John Hancock Financial Services; a partner with Choate, Hall & Stewart (1996-2000) (law firm); and an Assistant United States Attorney for the United States Attorney’s Office of the District of Massachusetts (1986-95), including Chief of the Criminal Division (1993-1995). Mr. Chiel is a director on the boards of the Boston Bar Foundation and the Maimonides School.

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of Fidelity Management & Research Company LLC (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-2019), Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of Fidelity Management & Research Company (2001-2005), a Trustee of other investment companies advised by Fidelity Management & Research Company, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds and as Trustee of Fidelity Charitable (2020-present). Previously, Ms. McAuliffe served as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company), Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo and Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe previously served as a member of the Advisory Board of certain Fidelity® funds (2016). Ms. McAuliffe was previously a lawyer at Ropes & Gray LLP and currently serves as director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Acton served as Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011) and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Ms. Acton previously served as a member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). General Dunwoody currently serves as President of First to Four LLC (leadership and mentoring services, 2012-present), a member of the Board and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and a member of the Board of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a member of the Advisory Board and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor and aerospace systems, 2013-2019) and a member of the Board and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board, Chair of the Nomination and Governance Committee and a member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present), a member of the Board of Florida Institute of Technology (2015-present) and a member of the Board of ThanksUSA (military family education non-profit, 2014-present). General Dunwoody previously served as a member of the Advisory Board of certain Fidelity® funds (2018).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. Previously, Mr. Engler served as Governor of Michigan (1991-2003), President of the Business Roundtable (2011-2017) and interim President of Michigan State University (2018-2019). Mr. Engler currently serves as a member of the Board of Stride, Inc. (formerly K12 Inc.) (technology-based education company, 2012-present). Previously, Mr. Engler served as a member of the Board of Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-2019) and Trustee of The Munder Funds (2003-2014). Mr. Engler previously served as a member of the Advisory Board of certain Fidelity® funds (2014-2016).

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007) and Chase Manhattan Bank (1975-1978). Mr. Gartland previously served as Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-2019), as a member of the Board of National Securities Clearing Corporation (1993-1996) and as Chairman of TradeWeb (2003-2004).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson currently serves as a member of the Board of Booz Allen Hamilton (management consulting, 2011-present). Mr. Johnson previously served as a member of the Board of Eaton Corporation plc (diversified power management, 2009-2019) and a member of the Board of AGL Resources, Inc. (holding company, 2002-2016). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds. Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management and as Executive Vice President and Chief Investment Officer for Bank of America Corporation, where he was responsible for the bank’s money-management products. Previously at Bank of America, Mr. Kenneally managed the principal investment research functions and also spent more than a decade as portfolio manager for various equity and fixed-income funds and institutional accounts. He began his career as a research analyst in 1983 and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to her retirement, Ms. Knowles held several positions at Atlantic Richfield Company (diversified energy), including Executive Vice President and Chief Financial Officer (1996-2000), Senior Vice President (1993-1996) and President of ARCO Transportation Company (pipeline and tanker operations, 1993-1996). Ms. Knowles currently serves as a member of the Board of McKesson Corporation (healthcare service, since 2002), a member of the Board of the Santa Catalina Island Company (real estate, 2009-present), a member of the Investment Company Institute Board of Governors and a member of the Governing Council of the Independent Directors Council (2014-present). Ms. Knowles also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Previously, Mr. Murray served as Co-Chief Executive Officer (2013-2016), President (2006-2013) and Vice Chairman (2013-2020) of Meijer, Inc. Mr. Murray serves as a member of the Board (2009-present) and Public Policy and Responsibility Committee (2009-present) and Chair of the Nuclear Review Committee (2019-present) of DTE Energy Company (diversified energy company). Mr. Murray previously served as a member of the Board of Spectrum Health (not-for-profit health system, 2015-2019) and as a member of the Board and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray also serves as a member of the Board of many community and professional organizations. Mr. Murray previously served as a member of the Advisory Board of certain Fidelity® funds (2016).

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Robert W. Helm (1957)

Year of Election or Appointment: 2021

Member of the Advisory Board

Mr. Helm also serves as a Member of the Advisory Board of other Fidelity® funds. Mr. Helm was formerly Deputy Chairman (2003-2020), partner (1991-2020) and an associate (1984-1991) of Dechert LLP (formerly Dechert Price & Rhoads). Mr. Helm currently serves on boards and committees of several not-for-profit organizations.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

David J. Carter (1973)

Year of Election or Appointment: 2020

Assistant Secretary

Mr. Carter also serves as Assistant Secretary of other funds. Mr. Carter serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Previously, Ms. Del Prato served as President and Treasurer of The North Carolina Capital Management Trust: Cash Portfolio and Term Portfolio (2018-2020). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Deputy Treasurer of certain Fidelity® funds (2016-2020) and Assistant Treasurer of certain Fidelity® funds (2016-2018).

Cynthia Lo Bessette (1969)

Year of Election or Appointment: 2019

Secretary and Chief Legal Officer (CLO)

Ms. Lo Bessette also serves as an officer of other funds. Ms. Lo Bessette serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company LLC (investment adviser firm, 2019-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2019-present). She is a Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2019-present), and is an employee of Fidelity Investments. Previously, Ms. Lo Bessette served as CLO, Secretary, and Senior Vice President of FMR Co., Inc. (investment adviser firm, 2019); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2019). Prior to joining Fidelity Investments, Ms. Lo Bessette was Executive Vice President, General Counsel (2016-2019) and Senior Vice President, Deputy General Counsel (2015-2016) of OppenheimerFunds (investment management company) and Deputy Chief Legal Officer (2013-2015) of Jennison Associates LLC (investment adviser firm).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher also serves as an officer of other funds. Mr. Maher serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Maher served as Assistant Treasurer of certain funds (2013-2020); Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

Jamie Pagliocco (1964)

Year of Election or Appointment: 2020

Vice President

Mr. Pagliocco also serves as Vice President of other funds. Mr. Pagliocco serves as President of Fixed Income (2020-present), and is an employee of Fidelity Investments (2001-present). Previously, Mr. Pagliocco served as Co-Chief Investment Officer – Bond (2017-2020), Global Head of Bond Trading (2016-2019), and as a portfolio manager.

Kenneth B. Robins (1969)

Year of Election or Appointment: 2020

Chief Compliance Officer

Mr. Robins also serves as an officer of other funds. Mr. Robins serves as Compliance Officer of Fidelity Management & Research Company LLC (investment adviser firm, 2016-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Compliance Officer of FMR Co., Inc. (investment adviser firm, 2016-2019), as Executive Vice President of Fidelity Investments Money Management, Inc. (investment adviser firm, 2013-2016) and served in other fund officer roles.

Brett Segaloff (1972)

Year of Election or Appointment: 2021

Anti-Money Laundering (AML) Officer

Mr. Segaloff also serves as an AML Officer of other funds and other related entities. He is Director, Anti-Money Laundering (2007-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments (1996-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2019) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche LLP (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder, you incur two types of costs: (1) transaction costs, which may include sales charges (loads) on purchase payments or redemption proceeds, as applicable and (2) ongoing costs, which generally include management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in a fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2021 to June 30, 2021).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class/Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. If any fund is a shareholder of any underlying mutual funds or exchange-traded funds (ETFs) (the Underlying Funds), such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses incurred presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. If any fund is a shareholder of any Underlying Funds, such fund indirectly bears its proportional share of the expenses of the Underlying Funds in addition to the direct expenses as presented in the table. These fees and expenses are not included in the annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value January 1, 2021	Ending Account Value June 30, 2021	Expenses Paid During Period-B January 1, 2021 to June 30, 2021
Fidelity SAI Municipal Bond Index Fund	.07%
Actual		$1,000.00	$1,008.90	$.35
Hypothetical-C		$1,000.00	$1,024.45	$.35

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/ 365 (to reflect the one-half year period). The fees and expenses of any Underlying Funds are not included in each annualized expense ratio.

 C 5% return per year before expenses

Distributions (Unaudited)

During fiscal year ended 2021, 100% of the fund's income dividends was free from federal income tax, and 5.51% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2022 of amounts for use in preparing 2021 income tax returns.

Liquidity Risk Management Program

The Securities and Exchange Commission adopted Rule 22e-4 under the Investment Company Act of 1940 (the Liquidity Rule) to promote effective liquidity risk management throughout the open-end investment company industry, thereby reducing the risk that funds will be unable to meet their redemption obligations and mitigating dilution of the interests of fund shareholders.

The Fund has adopted and implemented a liquidity risk management program pursuant to the Liquidity Rule (the Program) effective December 1, 2018. The Program is reasonably designed to assess and manage the Fund’s liquidity risk and to comply with the requirements of the Liquidity Rule. The Fund’s Board of Trustees (the Board) has designated the Fund’s investment adviser as administrator of the Program. The Fidelity advisers have established a Liquidity Risk Management Committee (the LRM Committee) to manage the Program for each of the Fidelity Funds. The LRM Committee monitors the adequacy and effectiveness of implementation of the Program and on a periodic basis assesses each Fund’s liquidity risk based on a variety of factors including (1) the Fund’s investment strategy, (2) portfolio liquidity and cash flow projections during normal and reasonably foreseeable stressed conditions, (3) shareholder redemptions, (4) borrowings and other funding sources and (5) in the case of exchange-traded funds, certain additional factors including the effect of the Fund’s prices and spreads, market participants, and basket compositions on the overall liquidity of the Fund’s portfolio, as applicable.

In accordance with the Program, each of the Fund’s portfolio investments is classified into one of four liquidity categories described below based on a determination of a reasonable expectation for how long it would take to convert the investment to cash (or sell or dispose of the investment) without significantly changing its market value.

  Highly liquid investments – cash or convertible to cash within three business days or less
  Moderately liquid investments – convertible to cash in three to seven calendar days
  Less liquid investments – can be sold or disposed of, but not settled, within seven calendar days
  Illiquid investments – cannot be sold or disposed of within seven calendar days

Liquidity classification determinations take into account a variety of factors including various market, trading and investment-specific considerations, as well as market depth, and generally utilize analysis from a third-party liquidity metrics service.

The Liquidity Rule places a 15% limit on a fund’s illiquid investments and requires funds that do not primarily hold assets that are highly liquid investments to determine and maintain a minimum percentage of the fund’s net assets to be invested in highly liquid investments (highly liquid investment minimum or HLIM). The Program includes provisions reasonably designed to comply with the 15% limit on illiquid investments and for determining, periodically reviewing and complying with the HLIM requirement as applicable.

At a recent meeting of the Fund’s Board of Trustees, the LRM Committee provided a written report to the Board pertaining to the operation, adequacy, and effectiveness of implementation of the Program for the annual period from December 1, 2019 through November 30, 2020. The report concluded that the Program has been implemented and is operating effectively and is reasonably designed to assess and manage the Fund’s liquidity risk.

MBX-ANN-0821
1.9894029.101

Item 2.

Code of Ethics

As of the end of the period, June 30, 2021, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.  Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Income 2021 Fund, Fidelity Municipal Income 2023 Fund and Fidelity Municipal Income 2025 Fund (the “Funds”):

Services Billed by Deloitte Entities

June 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$37,700	$-	$6,900	$900
Fidelity Mid Cap Value Index Fund	$37,700	$-	$9,800	$900
Fidelity Municipal Income 2021 Fund	$-	$-	$300	$900
Fidelity Municipal Income 2023 Fund	$34,700	$-	$7,200	$900
Fidelity Municipal Income 2025 Fund	$34,700	$-	$7,400	$900

June 30, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Mid Cap Growth Index Fund	$33,700	$-	$6,900	$700
Fidelity Mid Cap Value Index Fund	$33,700	$-	$6,900	$700
Fidelity Municipal Income 2021 Fund	$35,900	$-	$7,200	$800
Fidelity Municipal Income 2023 Fund	$35,900	$-	$7,200	$800
Fidelity Municipal Income 2025 Fund	$35,800	$-	$7,400	$800

A Amounts may reflect rounding.

B Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund commenced operations on July 11, 2019.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund (the “Funds”):

Services Billed by PwC

June 30, 2021 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$47,800	$3,800	$5,100	$1,800
Fidelity SAI Municipal Bond Index Fund	$47,800	$3,800	$5,100	$1,800
Fidelity Small Cap Growth Index Fund	$37,600	$3,300	$8,100	$1,600
Fidelity Small Cap Value Index Fund	$40,300	$3,300	$8,700	$1,600

June 30, 2020 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Municipal Bond Index Fund	$41,300	$3,300	$5,100	$1,800
Fidelity SAI Municipal Bond Index Fund	$41,300	$3,300	$5,100	$1,800
Fidelity Small Cap Growth Index Fund	$31,900	$2,800	$8,100	$1,600
Fidelity Small Cap Value Index Fund	$32,800	$2,900	$8,100	$1,600

A Amounts may reflect rounding.

B Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund commenced operations on July 11, 2019.

The following table(s) present(s) fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund(s) and that are rendered on behalf of Fidelity Management & Research Company LLC ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund(s) (“Fund Service Providers”):

Services Billed by Deloitte Entities

	June 30, 2021A	June 30, 2020A,B
Audit-Related Fees	$-	$-
Tax Fees	$-	$3000
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Mid Cap Growth Index Fund and Fidelity Mid Cap Value Index Fund’s commencement of operations.

Services Billed by PwC

	June 30, 2021A	June 30, 2020A,B
Audit-Related Fees	$9,015,700	$8,884,200
Tax Fees	$14,300	$17,700
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund’s commencement of operations.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Fund(s), FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund(s) are as follows:

Billed By	June 30, 2021A	June 30, 2020A,B
Deloitte Entities	$557,700	$544,000
PwC	$14,330,700	$14,228,600

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity Mid Cap Growth Index Fund, Fidelity Mid Cap Value Index Fund, Fidelity Municipal Bond Index Fund, Fidelity SAI Municipal Bond Index Fund, Fidelity Small Cap Growth Index Fund and Fidelity Small Cap Value Index Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in its(their) audit of the Fund(s), taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund(s) and its(their) related entities and FMR’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund(s) Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund’s(s’) last two fiscal years relating to services provided to (i) the Fund(s) or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund(s).

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable.

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	August 19, 2021

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	August 19, 2021